As filed with the Securities and Exchange Commission on April 27, 2026
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933File No. 333-146649
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 30
☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940File No. 811-21610
Amendment No. 154
☒
(Check appropriate box or boxes.)
Nationwide VLI Separate Account-7

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2026

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☒ on May 1, 2026 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide YourLife® Protection VUL – New York
Individual Flexible Premium Variable Universal Life Insurance Policies
Issued by
Nationwide Life Insurance Company
through its
Nationwide VLI Separate Account-7
The date of this prospectus is May 1, 2026.
This prospectus contains basic information about the policies that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable life insurance policies are complex products with unique benefits and advantages and are intended as a vehicle for long-term financial planning, not short-term savings. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all within other life insurance products. With help from financial professionals, purchasers are encouraged to compare and contrast the costs and benefits of the policy described in this prospectus against those of other life insurance products, especially other variable life insurance products offered by Nationwide and its affiliates. This process of comparison and analysis should aid in determining whether the purchase of the policy described in this prospectus is consistent with the purchaser’s life insurance objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
Variable life insurance policies are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Additional information about certain investment products, including variable life insurance policies, has been prepared by the SEC’s staff and is available at Investor.gov.
The availability of investment options, policy benefits, or other policy features described in this prospectus may vary depending on the broker-dealer through which the policy is sold (see Appendix C: Financial Intermediary Variations for additional information).
Under state law a Policy Owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "right to cancel" period). The length of the right to cancel period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum right to cancel period is 10 days. Upon cancellation, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value and any charges deducted or, in certain states, the greater of the Premium paid or the policy's Cash Value plus any charges deducted. For more information, see Right to Cancel (Examination Right).
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features, and investment options are available or approved for use in every state. Contact Nationwide to review a copy of the policy and any Riders or endorsements, see Contacting the Service Center. This prospectus contains all material rights and features of the policy.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the Policy Owner. If the purchaser’s primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.

Glossary
Accumulation Unit – An accounting unit of measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initially set at $10 for each Sub-Account.
Attained Age – A person's Issue Age plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The Cash Value minus Indebtedness and any surrender charge.
Cash Value – The total amount allocated to the Sub-Accounts, the policy loan account, and the Fixed Account.
Code – The Internal Revenue Code of 1986, as amended.
Commissionable Target Premium – is an amount used in the calculation of the Percent of Premium Charge and total compensation Nationwide pays. Commissionable Target Premium is actuarially derived based on the Base
Policy Specified Amount, the Insured's characteristics and the death benefit option of the policy.

Death Benefit – The amount paid upon the Insured's death, before the deduction of any Indebtedness, reduction for any long-term care benefits paid, or due and unpaid policy charges.
Directed Monthly Deductions – A Policy Owner's election to have deductions for monthly policy charges, including
Rider charges, deducted from a single Sub-Account or the Fixed Account rather than proportionally. If the selected investment option’s value is insufficient to cover the full monthly deduction, the remainder of the monthly deduction will be deducted proportionally from the Sub-Accounts and/or Fixed Account. Amounts allocated to Enhanced Dollar
Cost Averaging programs are not available for Directed Monthly Deduction election.

Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Initial Death Benefit Guarantee Period – The length of time during which the Guaranteed Policy Continuation Provision is available.
Insured – The person whose life is insured under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Issue Age – A person's age based on their birthday nearest the Policy Date. If their last birthday was more than 182 days prior to the Policy Date, their nearest birthday will be their next birthday.
Lapse – The policy terminates without value.
Maturity Date – The policy anniversary on which the Insured reaches Attained Age120.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Monthly Initial Death Benefit Guarantee Premium – Dollar amounts used to calculate the Premium that must be paid to meet the requirements of the Guaranteed Policy Continuation Provision.
Nationwide – Nationwide Life Insurance Company.
Net Accumulated Premiums – Cumulative Premiums less any partial surrenders, Indebtedness, and any Returned Premium.
Net Amount At Risk – The base policy's Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.

Net Premium – Premium after transaction charges, but before any allocation to an investment option.
Policy Data Page(s) – The Policy Data Page(s) are issued as part of the policy and contain information specific to the policy and the Insured, including coverage and Rider elections. Updated Policy Data Page(s) will be issued if the
Policy Owner makes any changes to coverage elections after the policy is issued.

Policy Date – The date the policy takes effect as shown in the Policy Data Pages. Policy years, months, and anniversaries are measured from this date.
Policy Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
Policy Monthaversary – The same day of the month as the Policy Date for each succeeding month. In any month where such day does not exist (e.g. 29th, 30th, or 31st), the Policy Monthaversary will be the last day of that calendar month.

Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or is surrendered, adjusted to account for any unpaid charges, Indebtedness and Rider benefits.

Premium – Amount(s) paid to purchase and maintain the policy.
Premium Load – The aggregate of the sales load and premium tax charges.
Premium Waiver Benefit – The benefit received under the Premium Waiver Rider. The benefit takes the form of a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. The amount credited to the policy is the lesser of the Premium specified by the Policy Owner or the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).

Returned Premium – Any return of Premium due to Code Section 7702 or 7702A.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.
Rider Specified Amount – The portion of the Total Specified Amount attributable to the Additional Term Insurance Rider.
SEC – Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the
Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.

Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include Attained Age, sex, and tobacco habits of the Insured. Substandard Ratings are shown in the Policy
Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors).
The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.

Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount, if applicable.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts.
One Valuation Period ends and another begins as of the close of regular trading on the New York Stock Exchange.

Variable Account – Nationwide VLI Separate Account-7, a separate account that Nationwide established to hold
Policy Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.

Table of Contents (continued)

Important Information You Should Consider About the Policy
FEES AND EXPENSES
Charges for Early Withdrawals
Surrender Charge – For up to 14 years from the Policy Date, or effective date of any Base
Policy Specified Amount increase, a surrender charge is deducted if the policy is surrendered, Lapses, or there is a requested decrease of the Base Policy Specified
Amount (see Surrender Charge). This charge will vary based upon the individual characteristics of the Insured. The maximum surrender charge is $45.95 per $1,000 of
Specified Amount, or 4.595% of the Specified Amount. For example, for a policy with a
$100,000 Base Policy Specified Amount, a complete surrender could result in a surrender charge of $4,595.

Partial Surrender Fee – Deducted from the partial surrender amount requested (see
Partial Surrender Fee). Currently, Nationwide waives the Partial Surrender Fee.
Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial
Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 5% of the amount surrendered.

Transaction Charges
The Policy Owner may also be charged for other transactions as follows:
● Sales Load Charge – Deducted from each Premium payment applied to a policy.
● Premium Taxes Charge – Deducted from each Premium payment applied to a policy.
● Illustration Charge – Upon requesting an illustration.
● Rider Charges – One time rider charges for certain benefits, deducted upon invoking the
Rider.
See Standard Policy Charges and Policy Riders and Rider Charges.

Ongoing Fees and Expenses (periodic charges)
In addition to surrender charges, interest on any outstanding policy loans, and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy and the cost of optional benefits available under the policy, and such fees and expenses are set based on characteristics of the Insured (e.g., age, sex, and rating classification), see Standard
Policy Charges and Policy Riders and Rider Charges. Please refer to the Policy Data
Pages of your policy for rates applicable to the policy.

A Policy Owner will also bear expenses associated with the underlying mutual funds under the policy, as shown in the following table:
	Annual Fee	Minimum	Maximum
	Investment options (underlying mutual fund fees and expenses)	0.11%[1]	3.38%[1]
1 As a percentage of underlying mutual fund net assets.

RISKS
Risk of Loss	Policy Owners can lose money by investing in the policy, including loss of principal (see Principal Risks).
Not a Short-Term Investment
The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash (see Principal Risks).

A surrender charge may apply (see Surrender Charge). In addition, taking policy loans may increase the risk of Lapse and may result in adverse tax consequences (see Policy
Loans).

Risks Associated with Investment Options
● Investment in this policy is subject to the risk of poor investment performance.
Investment Experience can vary depending on the performance of the investment options chosen by the Policy Owner.
● Each investment option, including each general account option, will have its own unique risks.
● Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks.

RISKS
Insurance Company Risks
Investment in the policy is subject to the risks associated with Nationwide, including that any obligations (including under any general account options), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting the Service Center (see
Principal Risks).

Policy Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges. Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Payment of insufficient Premium may cause the policy to Lapse. There is no separate additional charge associated with reinstating a Lapsed policy; however, payment of sufficient Premium and repayment or reinstatement of any Indebtedness will be required (see Reinstatement). The Death Benefit will not be paid if the policy has
Lapsed.

For more information, see Principal Risks and Lapse.

RESTRICTIONS
Investments
● Nationwide may restrict the form in which Sub-Account transfer requests will be accepted (see Sub-Account Transfers and Transfer Restrictions).
● Nationwide may limit the frequency and dollar amount of transfers involving the fixed interest option (see Fixed Account Transfers).
● Nationwide reserves the right to add, remove, and substitute investment options available under the policy (see Addition, Deletion, or Substitution of Mutual Funds).
● Transfers between Sub-Accounts are subject to restrictions designed to deter short-term and excessively frequent transfers (see Transfer Restrictions).
● Not all investment options may be available under your policy (see Appendix A:
Underlying Mutual Funds Available Under the Policy).
● The availability of investment options may vary depending on the broker-dealer through which the policy is sold (see Appendix C: Financial Intermediary Variations).

Optional Benefits
● Certain optional benefits may be subject to availability, eligibility, and/or invocation requirements. Availability of certain optional benefits may be subject to Nationwide’s underwriting approval for the optional benefit.
● Certain optional benefits limit or restrict the investment options available for investment.
● Policy loans are not permitted while benefits are being paid under certain optional benefits.
● Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new policies and will not impact any policies already In
Force.
● The availability of policy benefits may vary depending on the broker-dealer through which the policy is sold (see Appendix C: Financial Intermediary Variations).
For more information, see Policy Riders and Riders Charges.

TAXES
Tax Implications
● Consult with a tax professional to determine the tax implications of an investment in and payments received under this policy.
● Earnings on the policy are generally not taxable to the Policy Owner, unless withdrawn from the policy. Partial and full surrenders from the policy will be subject to ordinary income tax and may be subject to a tax penalty.
For more information, see Taxes.

CONFLICTS OF INTEREST
Investment Professional Compensation
Some financial professionals receive compensation for selling the policy. Compensation can take the form of commissions and other indirect compensation in that Nationwide may share the revenue it earns on this policy with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this policy over another investment (see A
Note on Charges).

CONFLICTS OF INTEREST
Exchanges
Some financial professionals may have a financial incentive to offer an investor a new policy in place of the one he/she already owns. An investor should only exchange his/her policy if he/she determines, after comparing the features, fees, and risks of both policies, and any surrender charge to terminate the existing policy, that it is preferable for him/her to purchase the new policy, rather than to continue to own the existing one (see Exchanging the Policy for Another Life Insurance Policy).

Overview of the Policy
Purpose
The primary benefit of this policy is life insurance coverage. Nationwide will pay the Death Benefit Proceeds upon the Insured's death if the Insured dies while the policy is In Force. The policy is In Force when: the policy has been issued; the initial Premium has been paid; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
The Cash Value and Death Benefit, to the extent the Death Benefit includes or is based on the Cash Value, will not be fixed but will be dependent on the investment performance of the investment options in which the Policy Owner is invested, and cumulative Variable Account and policy charges assessed by Nationwide over the life of the policy.
Prospective purchasers should consult with a financial professional to determine whether this policy is appropriate for them, taking into consideration his/her particular needs, including investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics. Generally speaking, this policy is intended as a long-term investment, it is not a short-term investment and is not appropriate for an investor who needs ready access to cash, see Principal Risks.
Premiums
The Policy Owner will select a Premium payment plan for the policy at the time of application. Within limits, the Policy Owner may vary the frequency and amount of Premium payments, see Premium Payments and Unfavorable Sub-Account Investment Experience.
Net Premium, loan repayments, and Cash Value may be allocated among fixed and/or variable investment options available in the policy.
The policy currently offers a fixed investment option which will earn interest daily, see Fixed Account.
The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VLI Separate Account-7 contains a separate Sub-Account for each of the underlying mutual funds offered in the policy.
Additional information about the underlying mutual funds is available in Appendix A: Underlying Mutual Funds Available Under the Policy.
Payment of insufficient Premium may cause the policy to Lapse.
Policy Features
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit .
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
For additional information, see Standard Death Benefit Options.
Choice of Policy Proceeds
The Policy Proceeds may be paid in a lump sum, or a variety of options that will pay out over time.
Coverage Flexibility
Subject to conditions, the Policy Owner may choose to:
•
change the death benefit option;
•
increase or decrease the Base Policy Specified Amount and/or Rider Specified Amount;
•
change beneficiaries; and

•
change ownership of the policy.
Continuation of Coverage Guarantee Feature
The policy will remain In Force during the policy continuation period as long as sufficient Premium is paid to meet the requirements set forth in Guaranteed Policy Continuation Provision.
Access to Cash Value
Subject to conditions, the Policy Owner may:
•
take a policy loan, see Policy Loans.
•
take a partial surrender, see Partial Surrender.
•
surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.
Transfer Requests
Policy Owners may request to transfer allocations between available investment options of the policy (i.e., the Fixed Account and Sub-Accounts). Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center.
Restrictions or limitations on transfers from the general account option(s) may delay a Policy Owner’s ability to transfer Cash Value to the Sub-Accounts. Additionally, transfer requests from a Sub-Account may be subject to short-term trading fees and policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Investment Experience. For additional information, see Transfers Among and Between the Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the Policy Owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Assignment
Policy Owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Right to Cancel (Examination Right)
For a limited time, the Policy Owner may cancel the policy and Nationwide will refund the amount prescribed by state law, see Right to Cancel (Examination Right).
Riders
The Policy Owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•
Overloan Lapse Protection Rider
•
Children's Term Insurance Rider
•
Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider
•
Spouse Life Insurance Rider
•
Accidental Death Benefit Rider
•
Premium Waiver Rider
•
Change of Insured Rider (no charge)
•
Additional Term Insurance Rider
•
Waiver of Monthly Deductions Rider
•
Extended Death Benefit Guarantee Rider

Note: The Adjusted Sales Load Life Insurance Rider is no longer available for election for applications signed after January 8, 2010. For policies issued on or before January 8, 2010, with the Adjusted Sales Load Life Insurance Rider, information about the Rider including the Fee Table listing the periodic charges assessed for the Rider, is located in Appendix D: The Adjusted Sales Load Life Insurance Rider.
For additional information, see Policy Riders and Rider Charges.

Fee Table
The following tables describe the fees and expenses that a Policy Owner will pay when buying, owning, and surrendering or taking partial surrenders from the policy. Please refer to the Policy Data Pages of your policy for information about the specific fees you will pay based on the options you have elected.
The first table describes the fees and expenses that a Policy Owner will pay at the time the Policy Owner pays Premium into the policy, surrenders or takes partial surrenders from the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Sales Load	Upon making a Premium payment	Maximum: $65 from each $1,000 of Premium	Currently: $65 from each $1,000 of Premium
Premium Taxes	Upon making a Premium payment	Maximum: $35 from each $1,000 of Premium	Currently: $35 from each $1,000 of Premium
Illustration Charge[1]	Upon requesting an illustration	Maximum: $25	Currently: $0
Partial Surrender Fee	Upon a partial surrender	Maximum: lesser of $25 or 2% of the amount surrendered from the policy's Cash Value	Currently: $0
Surrender Charge†	Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases	Maximum: $45.95 per $1,000 of Base Policy Specified Amount	Minimum: $0.49 per $1,000 of Base Policy Specified Amount
Representative: an Issue Age 35 male preferred non-tobacco with a Base Policy Specified Amount and Total Specified Amount of $500,000 and a complete surrender of the policy in the first year	Upon surrender or Lapse of the Policy	$9.30 per $1,000 of Base Policy Specified Amount from the policy's Cash Value
Overloan Lapse Protection Rider Charge†	Upon invoking the Rider	Maximum: $42.50 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000	Upon invoking the Rider	$32 per $1,000 of Cash Value
†
This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular Policy Owner will pay. Policy Owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
1
The Policy Owner will be expected to pay the Illustration Charge by check or money order at the time of the request. This charge will not be deducted from Cash Value.

The next table describes the fees and expenses that a Policy Owner will pay periodically while the policy is In Force, not including underlying mutual fund operating expenses.
Periodic Charges Other than Annual Underlying Mutual Fund Expenses
Base Contract Charges
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance Charge†	Monthly	Maximum: $83.34 per $1,000 of Net Amount At Risk	Minimum: $0.00 per $1,000 of Net Amount At Risk
Representative: an Issue Age 35 male preferred non-tobacco with a Base Policy Specified Amount and Total Specified Amount of $500,000, Death Benefit Option 1, and policy year one	Monthly	$0.10 per $1,000 of Net Amount At Risk
Flat Extra Charge[1]	Monthly	Maximum: $2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Mortality and Expense Risk Charge	Monthly	Maximum: $0.67 per $1,000 of Cash Value allocated to the Sub-Accounts	Currently: $0.67 per $1,000 of Cash Value allocated to the Sub-Accounts
Administrative Per Policy Charge	Monthly	Maximum: $9.00 per policy	Currently: $9.00 per policy
Underwriting and Distribution Charge†	Monthly	Maximum: $0.20 per $1,000 of Base Policy Specified Amount	Minimum: $0.00 per $1,000 of Base Policy Specified Amount
Representative: an Issue Age of 35, in the first policy year, male preferred non- tobacco with a Base Policy Specified Amount of $500,000, and Death Benefit Option 1	Monthly	$0.10 per $1,000 of Base Policy Specified Amount
Policy Loan Interest Charge[2]	Annually and at the time of certain events and transactions	Maximum: 4.50% of Indebtedness	Currently: 4.50% of Indebtedness
Optional Benefit Charges
Charge	When Charge is Deducted	Amount Deducted
Children's Term Insurance Rider Charge	Monthly	Maximum: $0.43 per $1,000 of Children’s Term Insurance Rider Specified Amount	Currently: $0.43 per $1,000 of Children’s Term Insurance Rider Specified Amount
Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider Charge†	Monthly	Maximum: $13.65 per $1,000 of Long-Term Care Rider Net Amount At Risk	Minimum: $0.00 per $1,000 of Long-Term Care Rider Net Amount At Risk

Optional Benefit Charges
Representative: an Issue Age 35 male preferred non-tobacco	Monthly	$0.05 per $1,000 of Long-Term Care Rider Net Amount At Risk
Spouse Life Insurance Rider Charge†	Monthly	Maximum: $10.23 per $1,000 of Spouse Life Insurance Rider Specified Amount	Minimum: $0.10 per $1,000 of Spouse Life Insurance Rider Specified Amount
Representative Spouse: an Attained Age 35 female non- tobacco with a Spouse Life Insurance Rider Specified Amount of $100,000	Monthly	$0.11 per $1,000 of Spouse Life Insurance Rider Specified Amount
Accidental Death Benefit Rider Charge†	Monthly	Maximum: $0.75 per $1,000of Accidental Death Benefit Rider Specified Amount	Minimum: $0.05 per $1,000 of Accidental Death Benefit Rider Specified Amount
Representative: an Attained Age 35 male preferred non- tobacco with an Accidental Death Benefit Rider Specified Amount of $100,000	Monthly	$0.06 per $1,000 of Accidental Death Benefit Rider Specified Amount
Premium Waiver Rider Charge†	Monthly	Maximum: $315 per $1,000 of Premium Waiver Benefit	Minimum: $42 per $1,000 of Premium Waiver Benefit
Representative: an Attained Age 35 male preferred non- tobacco	Monthly	$42 per $1,000 of Premium Waiver Benefit
Additional Term Insurance Rider Charge†	Monthly	Maximum: $83.34 per $1,000 of Rider Death Benefit	Minimum: $0.02 per $1,000 of Rider Death Benefit
Representative: an Issue Age 35, in the first policy year, male preferred non-tobacco with a Rider Specified Amount of $250,000 and a Total Specified Amount of $500,000	Monthly	$0.05 per $1,000 of Rider Death Benefit
Waiver of Monthly Deductions Rider Charge†	Monthly	Maximum: $855 per $1,000 of Waiver of Monthly Deduction Benefit	Minimum: $85 per $1,000 of Waiver of Monthly Deduction Benefit
Representative: an Attained Age 35 male preferred non- tobacco with a Total Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$85 per $1,000 of Waiver of Monthly Deduction Benefit
Extended Death Benefit Guarantee Rider Charge†	Monthly	Maximum: $0.16 per $1,000 of Base Policy Specified Amount covered by Rider	Minimum: $0.01 per $1,000 of Base Policy Specified Amount covered by Rider

Optional Benefit Charges
Representative: an Issue Age
35, in the first policy year, male, preferred
non-tobacco with an Extended Death
Benefit Guarantee Percentage of 100%, a
lifetime Extended Death Benefit
Guarantee Duration, and Base Policy
Specified Amount and Total Specified
Amount of $500,000
Monthly	$0.06 per $1,000 of Base Policy Specified Amount covered by Rider
†
This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular Policy Owner will pay. Policy Owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
1
The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance Charge. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge.
2
The Policy Loan Interest Charge is described in more detail in Policy Loans.
The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that a Policy Owner may periodically pay while the policy is In Force. Expenses shown may change over time and may be higher or lower in the future. A complete list of the underlying mutual funds available under the policy, including their annual expenses, may be found at the back of this document in Appendix A: Underlying Mutual Funds Available Under the Policy.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.11%	3.38%
Principal Risks
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy Owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary. Policy Owners accessing the Cash Value could incur potentially substantial surrender charges. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the Policy Owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A Policy Owner may not earn sufficient returns from the investment options offered by Nationwide in the policy and selected by the Policy Owner to pay the policy’s periodic charges in which case additional Premium payments may be required over the life of the policy to prevent Lapse. Policy guarantees that exceed the value in the Variable Account, including payment of the Death Benefit, are subject to Nationwide's claims paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.
Unfavorable Sub-Account Investment Experience
The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. As such, the Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned.
Note: A customized projection of policy values (a "policy illustration") is available from your financial professional at the time of application and after the policy is issued. The Policy Owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the Policy Owner intends to pay and when. The Policy Owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant market decline, additional Premium may be required to meet a Policy Owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned.
Risk of Policy Lapse
Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease. Lapse may also have adverse income tax consequences if the policy has outstanding Indebtedness.
Risk of Increase in Current Fees and Charges
Subject to the guaranteed maximum rates stated in the Policy Data Pages, Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, morbidity experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide at least 30 days advance notice of any increase in policy and/or Rider charges.
If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see Fee Table and Standard Policy Charges.
Limitation of Access To Cash Value
A Policy Owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders. Partial surrenders will reduce the Base Policy Specified Amount as well as other policy benefits, and policy loans may increase the risk of Lapse.
Fixed Account Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the Fixed Account. Before the policy's Maturity Date, the Policy Owner may make transfers involving the Fixed Account without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars and Nationwide may limit the frequency and dollar amount of transfers involving the Fixed Account. See Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Sub-Account Transfer Limitations
Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Sub-Account Investment Risk
A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by visiting the website listed in Appendix A: Underlying Mutual Funds Available Under the Policy or contacting the Service Center, see Contacting the Service Center.

Investment Option Restrictions
Nationwide limits the Sub-Accounts available for allocation of Premium and transfers of Cash Value when the Extended Death Benefit Guarantee Rider is elected. Nationwide selected the available Sub-Accounts on the basis of factors associated with the underlying mutual funds' investment objectives, strategies, and risks, and Sub-Accounts were excluded from availability on the basis of similar considerations. In general, the permitted investment options are more conservative than those that are not permitted. By electing the Extended Death Benefit Guarantee Rider and accepting the investment option restrictions, Policy Owners may be foregoing investment gains that could otherwise be realized by investing in investment options that are not available under the Rider.
Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
The Death Benefit Proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the Death Benefit Proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the Policy Owner can contact the Service Center, see Contacting the Service Center.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to conduct its businesses or administer the policy (e.g., calculate unit values or process transactions).
Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks. The techniques used to attack systems and networks change frequently and are becoming more sophisticated, including through the use of artificial intelligence (AI) and AI powered tools.
Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, there can be no guarantee that Nationwide, its service providers, intermediaries, or the underlying mutual funds will be able to avoid or readily detect cybersecurity incidents affecting Policy Owners in the future.

In the event that policy administration or policy values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore policy values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to policies or policy values that result from the Policy Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information.
Business Continuity Risks
Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the policy. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the policy could be impaired.
Nationwide Life Insurance Company
The policy is issued by Nationwide, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.
Nationwide VLI Separate Account-7
Organization, Registration, and Operation
Nationwide VLI Separate Account-7 (the Variable Account) is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the Variable Account to support other variable life insurance policies that it issues. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of federal securities laws. For purposes of federal securities laws, the Variable Account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the Variable Account's management or investment practices or policies.
The Variable Account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the Variable Account will be credited to, or charged against, the Variable Account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide’s other assets and are not part of Nationwide’s general account. Nationwide may not use the Variable Account's assets to pay any of its liabilities other than those arising from the policies or other policies supported by the Variable Account. Nationwide will hold assets in the Variable Account equal to its liabilities. The Variable Account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this Variable Account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding underlying mutual fund. A Policy Owner could lose some or all of their money.
Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•
remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;

•
substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•
transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•
combine the Variable Account with other separate accounts, and/or create new separate accounts;
•
deregister the Variable Account under the 1940 Act, or operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
•
modify the policy provisions to reflect changes in the Sub-Accounts and the Variable Account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this Variable Account.
Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the Policy Owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the Policy Owner received notification of a material change in the investment policy of the Variable Account.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)
shares of a current underlying mutual fund are no longer available for investment; or
(2)
further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state and/or federal regulatory authorities. All affected Policy Owners will be notified in writing by U.S. mail, or any other means permitted by law, in the event there is a substitution, elimination, or combination of shares.
The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister Nationwide VLI Separate Account-7 under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no outstanding policies supported by the Variable Account or for any other purpose approved by the SEC.
All Policy Owners will be notified in the event Nationwide deregisters Nationwide VLI Separate Account-7.
Voting Rights
Although the Variable Account owns the mutual fund shares, Policy Owners are entitled to certain voting rights in the underlying mutual fund shares of the Sub-Accounts to which they have assets allocated. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the underlying mutual fund shares held in the Variable Account only as instructed by Policy Owners and the owners of other policies.
When a shareholder vote occurs, a Policy Owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Policy Owners vote, each vote has a greater impact on, and may control the outcome of the vote.

Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Policy Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Policy Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

Policy Investment Options
Policy Owners designate how Net Premium payments are allocated among the Sub-Accounts and/or the Fixed Account. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
Fixed Account
Nationwide's obligations under the Fixed Account are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in the Variable Account and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.
Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and Policy Owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the Fixed Account.
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Minimum Guaranteed Interest Rate
Nationwide guarantees that Cash Value allocated to the Fixed Account will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar quarter but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
Currently, the Fixed Account is the only fixed investment option available under the policy. In the future, Nationwide may offer one or more additional fixed accounts with characteristics that differ from those of the current option, but is under no obligation to do so. The effective annual rate Nationwide declares for the Fixed Account will never be less than 2% for policies with a Policy Date on or after August 1, 2014, 3% for policies with a Policy Date prior to August 1, 2014.
Interest Crediting Risks and Lapse
The Policy Owner assumes the risk that the actual credited interest rate may not exceed the guaranteed interest crediting rate. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Sub-Account transfers. Interest credited to the Fixed Account may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Nationwide’s Claims-Paying Ability
Guaranteed benefits or interest crediting associated with the Fixed Account is a general account obligation of Nationwide. Therefore, any guaranteed benefit, interest crediting, and the Policy Owner's right to receive payment, is subject to Nationwide’s claims-paying ability and may be subordinate to other claims on the general account in the event Nationwide becomes insolvent.
Restrictions on Transfers to and from the Fixed Account
Prior to the policy's Maturity Date, the Policy Owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account, see Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.

Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that invest in underlying mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Cash Value allocated to a Sub-Account will vary based on the Investment Experience of the corresponding underlying mutual fund in which the Sub-Account invests. There is a risk of loss of the entire amount invested.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
Information about each underlying mutual fund, including its name, type, adviser and sub-adviser (if applicable), current expenses, and performance, is available in Appendix A: Underlying Mutual Funds Available Under the Policy. Each underlying mutual fund issues its own prospectus that contains more detailed information about the underlying mutual fund. For more information on an underlying mutual fund, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Policy Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisors of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly available mutual fund. Policy Owners should not compare the performance of a publicly available mutual fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available mutual funds.
The particular underlying mutual funds available under the policy may change from time to time, see Information on Underlying Mutual Fund Service Fee Payments. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The Policy Owner will receive notice of any such changes that effect the policy.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Valuation of Accumulation Units
Nationwide accounts for the value of a Policy Owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. EST, on each day that the NYSE is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays (or on the dates that such holidays are observed by the New York Stock Exchange):
•
New Year's Day
•
Martin Luther King, Jr. Day
•
Presidents' Day
•
Good Friday
•
Memorial Day
•
Juneteenth National Independence Day

•
Independence Day
•
Labor Day
•
Thanksgiving
•
Christmas
In addition, Nationwide will not price Accumulation Units if:
(1)
trading on the NYSE is restricted;
(2)
an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)
the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.
How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A Policy Owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the Policy Owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a Policy Owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.
Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:
(a)
is the sum of:
●
the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
●
the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
●
a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the Variable Account; and
(b)
is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period.
Nationwide determines the Sub-Account’s Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy Owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the Policy Owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the Policy Owner. The net result is that the Policy Owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.

Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Policy Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
•
the dilution of the value of the investors' interests in the mutual fund;
•
mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•
increased administrative costs due to frequent purchases and redemptions.
To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy Owners remaining in the affected Sub-Account will bear any resulting increased costs.
Short-Term Trading Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. These fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading. Some underlying mutual funds may refer to short-term trading fees as "redemption fees." If a short-term trading fee is assessed, the Policy Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a policy may appear on these reports if the Policy Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period. For example, if a Policy Owner executes multiple transfers involving 10 Sub-Accounts in one Valuation Period, this counts as one transfer event. A single transfer occurring in a given Valuation Period that involves only two Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the form in which transfer requests will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter
Nationwide will mail a letter to the Policy Owner notifying them that:
(1)they have been identified as engaging in harmful trading practices; and
(2)if their transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the Policy Owner will be limited to submitting transfer requests via U.S. mail.

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically limit the Policy Owner to submitting transfer requests via U.S. mail.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, expedited U.S. mail, and expedited delivery via private carrier.

For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each policy starts with 0 transfer events each January 1. For restrictions on transfer events within two consecutive calendar quarters, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter.
Managers of Multiple Policies
Some financial professionals manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple Policy Owners. These multi-policy financial professionals may be required by Nationwide to submit all transfer requests via U.S. mail.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Policy Owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Policy Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly. The Policy Owner will be notified if a transfer request is rejected.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)
request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Policy Owner;
(2)
request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by Policy Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected Policy Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected Policy Owners in their current underlying mutual fund allocation.
Fixed Account Transfers
Prior to the policy's Maturity Date, the Policy Owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account. Contact the Service Center for information regarding restrictions in effect for the Fixed Account at the time of a Premium payment or transfer request, see Contacting the Service Center.
Transfers to and/or from the Fixed Account may be restricted as follows:
•
Transfers to and/or from may be prohibited during the first policy year; and
•
Only one transfer to may be permitted every 12 months.
Transfers to the Fixed Account may be restricted as follows:
•
Transfers to that exceed 25% of the Cash Value (as of the end of the prior Valuation Period) may not be permitted; and
•
Transfers to that would result in the Fixed Account value exceeding 30% of the Cash Value may not be permitted.
Transfers from the Fixed Account may be restricted as follows:

•
Transfers from, of more than 25% of the Fixed Account value in any policy year (as of the end of the previous policy year), may not be permitted.
Amounts transferred to the Fixed Account may be credited interest at different rates, see Fixed Account. Transfers from the Fixed Account will be on a last-in, first-out basis (LIFO). Any restrictions that Nationwide implements will be applied consistently and uniformly.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•
by Internet at www.nationwide.com
•
by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•
by mail to Nationwide Life Insurance Company, P.O. Box 182835, Columbus, Ohio 43218-2835
•
by fax at 1-888-677-7393
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator. Nationwide may also be required to provide information about a specific policy to government regulators.
Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Policy
General Information
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide’s underwriting and approval. In addition to the terms and conditions of the policy, Policy Owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a Policy Owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit, Rider benefits, and Cash Value accordingly.

Under limited circumstances and at the request of the Policy Owner, Nationwide may backdate the policy by assigning a Policy Date earlier than the date the application is signed. Backdating may result in lower cost of insurance rates; however, policy charges will be deducted from the policy's Cash Value for each accrued month that the policy was backdated.
Any modification or waiver of Nationwide’s rights or requirements under the policy must be in writing and signed by Nationwide’s president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
Nationwide may modify the policy, its operations, or the Variable Account’s operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the Variable Account is subject. Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify Policy Owners of all modifications and will make appropriate endorsements to the policy.
The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the Policy Proceeds.
To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).
It is important to remember that the portion of any amounts allocated to Nationwide’s general account, including any amounts allocated to the Fixed Account, and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the Variable Account, are subject to Nationwide’s claims paying ability.
Any money Nationwide pays, or that is paid to Nationwide, must be in the currency of the United States of America.
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. The Policy Owner may name a contingent owner who will become the Policy Owner if the Policy Owner dies before Proceeds become payable. Otherwise, ownership will pass to the Policy Owner's estate, if the Policy Owner is not the Insured.
Policy Owner Rights
The Policy Owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide’s approval. These rights include, but are not limited to, the following:
•
changing the Policy Owner, contingent owner, and beneficiary;
•
assigning, exchanging, and/or converting the policy;
•
requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•
changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount.
These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide’s approval, the Policy Owner may name a different Policy Owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy.
Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds if the Insured dies while the policy is In Force. While the policy is In Force, a Policy Owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.

If a primary beneficiary dies before the Insured dies, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the Policy Owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured dies and before any Proceeds become payable. A Policy Owner may name more than one contingent beneficiary. Unless specified otherwise by the Policy Owner, Nationwide will also pay multiple contingent beneficiaries in equal shares.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
Community Property States
In community property states, the Policy Owner’s spouse may have a community property interest in the Proceeds of a life insurance policy even if the spouse is not a named party on the policy. Changes of beneficiary and/or ownership, assignment, and certain financial transactions may impede the spouse’s community property interest. The spouse may need to consent to these types of transactions. The Policy Owner should seek legal advice regarding the applicability of community property laws to the policy and whether spousal consent is necessary. Nationwide is not responsible for determining the applicability of community property laws to the policy.
Purchasing a Policy
The policy is available for Insureds between the Attained Ages of zero and 85. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
Nationwide must receive evidence of insurability that satisfies its underwriting standards (this may require a medical examination) before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $100,000. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
Initial Premium Payment
The required initial Premium payment amount is stated in the Policy Data Pages and will depend on the following factors: the initial Base Policy Specified Amount, death benefit option elected, any Riders elected, and the Insured's age, sex, health, and activities. Initial Premium may be paid to the Service Center or to an authorized Nationwide representative. The initial Premium payment will not be applied to the policy until the underwriting process is complete.
Insurance Coverage
Issuance of full insurance coverage requires that the Insured meet all underwriting requirements, the required initial Premium is paid (including any additional Premium determined necessary through the underwriting process), and the policy is issued while the Insured is alive. Nationwide has the right to reject any application for insurance, in which case Nationwide will return the Premium payment within two business days of the date Nationwide rejects the application.
After Nationwide approves an application, insurance coverage will begin and will be In Force on the Policy Date shown in the Policy Data Pages. Nationwide begins deducting policy charges on the Policy Date. Changes in the Total Specified Amount (which may only be requested after the first policy year) will be effective on the next Policy Monthaversary after Nationwide approves the change request.
Insurance coverage will end upon the Insured's death, when Nationwide begins to pay the Proceeds, or when the policy reaches the Maturity Date, unless it is extended. Coverage will also end if the policy Lapses.
Temporary Insurance Coverage
Temporary insurance coverage (of an amount equal to the Total Specified Amount, up to $1,000,000) may be available for no charge before full insurance coverage takes effect. Prospective purchasers must submit a temporary insurance agreement and make an initial Premium payment. The amount of this initial Premium payment will depend on the initial Total Specified Amount, choice of death benefit option, and any Riders elected. Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement. If full coverage is denied, the temporary insurance coverage will terminate five days from the date Nationwide mails a termination notice (accompanied by a refund equal to the Premium payment made). If full coverage is approved, the temporary insurance coverage will terminate on the date that full insurance coverage takes effect. Allocation of the initial Net Premium will be determined by the right to examine law of the state in which the policy is issued.
Right to Cancel (Examination Right)
For a limited time, commonly referred to as the "right to cancel" period, a Policy Owner may cancel the policy and receive a refund. For non-replacement and replacement transactions in states other than New York, and non-replacement transactions in New York, the right to cancel period expires 10 days after the Policy Owner receives the policy. For replacement transactions in New York, the right to cancel period expires 60 days after the Policy Owner receives the policy.
In order to cancel the policy during the right to cancel period, a Policy Owner must submit a written cancellation request and return the policy either to the sales representative who sold it or to the Service Center. Nationwide will honor written cancellation requests received in good order by the last day of the right to cancel period (if returned by US mail, the request must be post-marked by the last day of the right to cancel period). If the policy is canceled during the right to cancel period, Nationwide will treat the policy as if it was never issued.
Written cancellation requests received after the close of business on the date the right to cancel period expires will not be canceled free of charge.
Within seven days of receipt of a written cancellation request, Nationwide will refund the amount prescribed by law. If the policy is issued in New York and the policy was not a replacement, Nationwide is required to refund the initial Premium upon exercise of the right to cancel provision. Therefore, initial Net Premium designated to be allocated to the Sub-Accounts will be held in the available money market Sub-Account until the right to cancel period expires. At the expiration of the right to cancel period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
If the policy is issued in any other state, or is a replacement policy issued in New York, Nationwide will refund the Cash Value upon exercise of the right to cancel provision. Therefore, all of the initial Net Premium will be allocated to the designated Sub-Accounts, based on the allocation instructions in effect at that time, at the price next determined.
Allocation of Net Premium During Right to Cancel Period
Where state law requires the return of initial Premium for cancellations during the right to cancel period, Nationwide will allocate initial Net Premium to the Fixed Account as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the right to cancel period expires. At the expiration of the right to cancel period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and Fixed Account based upon the allocation instructions in effect at the time.
Premium Payments
This policy does not require a payment of a scheduled Premium amount to keep it In Force. It will remain In Force as long as the conditions that cause a policy to Lapse do not exist, see Lapse and Unfavorable Sub-Account Investment Experience. Premium payment reminder notices will be sent according to the Premium payment schedule selected by the Policy Owner. Additional Premium payments must be submitted to the Service Center. Each Premium payment must be at least $50. Upon request, Nationwide will furnish Premium payment receipts. Policy Owners may make additional Premium payments at any time while the policy is In Force and prior to the Maturity Date, subject to the following:
•
Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.
•
Nationwide will refund Premium payments that exceed the applicable Premium limit established by the Code to qualify the policy as a contract for life insurance.
•
Nationwide will monitor Premiums paid and will notify Policy Owners when the policy is in jeopardy of becoming a modified endowment contract, see Taxes.
•
Nationwide may require that policy Indebtedness be repaid before accepting any additional Premium payments.

Subsequent Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received.
Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
•
the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•
amounts allocated to the Fixed Account, including credited interest; and
•
amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.
Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.
On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders and Returned Premium.
Changing the Amount of Insurance Coverage
After the first policy year, the Policy Owner may request to change the Total Specified Amount. To change the Total Specified Amount, the Policy Owner must submit in good order, a written request to the Service Center. Changes to the Total Specified Amount will become effective on the next Policy Monthaversary after Nationwide approves the request unless the Policy Owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value, Lapse protection provided by the Guaranteed Policy Continuation Provision, or Lapse protection provided by the Extended Death Benefit Guarantee Rider, if elected, would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Total Specified Amount changes to one increase and one decrease each policy year. Changes to the Total Specified Amount will typically alter the Death Benefit.
Increases
To increase the Total Specified Amount, the Policy Owner must provide satisfactory evidence of insurability. The Insured must be Attained Age 85 or younger at the time of the request. Any request to increase the Total Specified Amount must be at least $10,000. An increase in the Total Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Base Policy Specified Amount and/or Rider Specified Amount may require the Policy Owner to make larger or additional Premium payments in order to avoid Lapsing the policy. An additional Underwriting and Distribution Charge and surrender charge schedule will also apply whenever the Base Policy Specified Amount is increased.
Decreases
The Policy Owner may request to decrease the Total Specified Amount. Nationwide applies Total Specified Amount decreases to the most recent Base Policy Specified Amount and/or Rider Specified Amount increase and continues applying the decrease backwards while still maintaining the original Total Specified Amount. Decreases to the Total Specified Amount may decrease the amount of policy charges. Decreases may also result in a surrender charge being assessed, see Surrender Charge. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Base Policy Specified Amount shown on the Policy Data Pages. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance.
Right to Exchange
The Policy Owner has an exchange right under the policy. At any time within the first 24 months of coverage from the Policy Date, the Policy Owner may surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured’s life without evidence of insurability.

To invoke this right, the policy must be In Force and not in the Grace Period, and the Policy Owner must submit a written request to the Service Center on approved forms.
The new policy must be one of Nationwide’s available fixed benefit individual life insurance policies. The death benefit on the new policy may not be greater than the Death Benefit on this policy immediately prior to the exchange date. The new policy will have the same Total Specified Amount, Policy Date, and issue age. Nationwide will base Premium payments on the rates in effect for the same sex, Attained Age, and underwriting class of the Insured on the exchange date, unless otherwise required by state law. The Policy Owner may transfer Indebtedness to the new policy.
Exchange requests must be made on Nationwide forms and submitted to the Service Center. The policy must be In Force and not in a Grace Period. The Policy Owner must pay a surrender charge if applicable and surrender the policy to Nationwide. The Policy Owner must pay any money due on the exchange (any amount needed to ensure that the Cash Surrender Value of the new policy is the same as the Cash Surrender Value of this policy). The Policy Owner may request that any excess of the Cash Surrender Value of this policy over the Cash Surrender Value of the new policy be paid to the Policy Owner. The exchange may have adverse tax consequences. The new policy will take effect on the exchange date only if the Insured is alive. This policy will terminate when the new policy takes effect.
After the first 24 months of coverage, the Policy Owner may still surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured’s life. However, issuance of the new policy will depend on the Insured providing satisfactory evidence of insurability.
Annual Option to Purchase Paid Up Coverage
On each policy anniversary, the Policy Owner has the option to surrender the policy and apply the Cash Surrender Value to purchase extended term insurance without evidence of insurability. The amount of the extended term insurance will equal the Death Benefit, less any Indebtedness. The extended term insurance coverage will be in effect for as long a period as the Cash Surrender Value will purchase at the Insured's Attained Age on the date of transfer. The Cash Value of the extended term insurance, at any time, will be equal to the cost of the extended term insurance at the Insured's Attained Age at that time. The cost of the extended term insurance will be based on an interest rate of 3% and the 2001 Commissioner’s Standard Ordinary Mortality Select and Ultimate Table, distinct by sex and rate class.
Additionally, on each policy anniversary, the Policy Owner has the option to surrender the policy and apply the Cash Surrender Value to purchase a guaranteed fixed paid-up benefit without evidence of insurability. The amount of the fixed paid-up benefit will be the amount of benefit that the Cash Surrender Value can purchase at the Insured's Attained Age on the date of the transfer, but before the deduction of monthly policy charges. The Cash Value of the paid-up benefit equals the cost of the fixed paid-up benefit at the Insured's Attained Age at the time the paid-up benefit is calculated. The cost is calculated using an interest rate of 3% and the policy's guaranteed mortality table.
Terminating the Policy
There are several ways that the policy can terminate. The policy will automatically terminate when the Insured dies, the policy reaches the Maturity Date and is not extended (see Policy Maturity), or the Grace Period ends. The policy will also terminate if it is fully surrendered.
Terminating the policy may result in adverse tax consequences.
Assigning the Policy
The Policy Owner may assign any or all rights under the policy while it is In Force, subject to Nationwide’s approval. The beneficiary's interest will be subject to the person or entity to which the Policy Owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the Policy Owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments.
Reminders, Reports, and Illustrations
Nationwide will send scheduled Premium payment reminders and transaction confirmations to Policy Owners upon request. Nationwide will also send quarterly and annual statements that show:
•
the Total Specified Amount;

•
Premiums paid;
•
all charges since the last report;
•
the current Cash Value;
•
the Cash Surrender Value; and
•
Indebtedness.
Confirmations of individual financial transactions, such as transfers, partial surrenders, and loans are generated and mailed automatically. Policy Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the policy. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
Nationwide will send these reminders and reports to the address provided on the application unless directed otherwise. Copies may be obtained by contacting the Service Center. At any time after the first policy year, Policy Owners may ask for an illustration of future benefits and values under the policy, see Illustration Charge.

IMPORTANT NOTICE REGARDING DELIVERY
OF SECURITY HOLDER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple Policy Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Policy Owner(s). Household delivery will continue for the life of the policies. A Policy Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Individual delivery will resume within 30 days after receiving such notification.
Other Benefits Available Under the Policy
In addition to the standard death benefit options available under the policy, other standard or optional benefits may also be available to you. The following table summarizes information about these other benefits. For additional information on the policy’s Riders, see Policy Riders and Rider Charges. Additional information on the fees associated with each benefit is in the Fee Table. The availability of policy benefits may vary depending on the broker-dealer through which the policy is sold (see Appendix C: Financial Intermediary Variations).
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Guaranteed Policy Continuation	During the Initial Death Benefit Guarantee Period, the policy will not Lapse if premium requirements are satisfied	Standard
● The Monthly Initial Death Benefit Guarantee
Premium can change due to action by the Policy
Owner
● When the Initial Death Benefit Guarantee Period
ends, the policy may be at risk of Lapse
● Duration of the benefit period varies based on the
Insured’s Issue Age
See Guaranteed Policy Continuation Provision

Dollar Cost Averaging	Long-term transfer program involving automatic transfer of assets	Standard
● Transfers are only permitted from the Fixed Account
and a limited number of Sub-Accounts
● Transfers may not be directed to the Fixed Account
● Transfers from the Fixed Account must be no more
than 1/30th of the Fixed Account value at the time
the program is elected
● Nationwide may modify, suspend, or discontinue
these programs at any time
● Transfers are only made monthly
See Policy Owner Services

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Enhanced Dollar Cost Averaging	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate	Standard
● Only available at the time of application, and only
initial Premium is eligible for the program
● Transfers are only permitted from the Fixed Account
● Transfers are only made monthly and only for the
first policy year
See Policy Owner Services

Asset Rebalancing	Automatic reallocation of assets on a predetermined percentage basis	Standard	● Assets in the Fixed Account are excluded from the program ● Rebalances only permitted on a three, six, or 12 month schedule See Policy Owner Services
Automated Income Monitor	Systematic partial surrender and/or policy loan program to take an income stream of scheduled payments from the Cash Value	Standard
● Only available to policies that are not modified
endowment contracts
● Policy Owners are responsible for monitoring the
policy to prevent Lapse
● Program will terminate upon the occurrence of
specified events
● Nationwide may modify, suspend, or discontinue the
program at any time
See Policy Owner Services

Overloan Lapse Protection Rider	Prevent the policy from Lapsing due to Indebtedness	Optional
● Only available for policies for which the guideline
premium/cash value corridor life insurance
qualification test is elected
● Subject to eligibility requirements to invoke the
Rider
● Election to invoke is irrevocable
● Once invoked, all other Riders terminate (except the
Additional Term Insurance Rider, if applicable)
● Cash Value will be transferred to the Fixed Account
and may not be transferred out
● No further partial surrenders may be taken from the
policy

Children’s Term Insurance Rider	Provides term life insurance on the Insured’s children	Optional
● Insurance coverage for each insured child
continues until the earlier: (1) the policy anniversary
on or next following the date the Insured’s child
turns age 22, or (2) the policy anniversary on which
the Insured reaches Attained Age 65
● Provides a conversion right, subject to limitations

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider ("Long-Term Care Rider")	Accelerates a portion of the Total Specified Amount for qualified long-term care services or terminal illness	Optional
● Underwriting requirements for the Rider are
separate and distinct from the policy, and the Rider
does not provide benefits for certain conditions or
events
● If purchased after the Policy Date, new evidence of
insurability is required
● Long-Term Care Specified Amount must be the
Total Specified Amount
● Subject to maximum monthly and/or lump sum
benefit
● Subject to eligibility requirements to invoke the
Rider
● Subject to an elimination period, a 90-day waiting
period, before benefits are paid
● Written notice of claim is required
● Benefit associated with the Rider may not cover all
long-term care costs incurred
● While benefit is being paid no partial surrenders
may be taken from the policy

Spouse Life Insurance Rider	Death benefit payable upon death of the Insured Spouse	Optional
● Insured must be between Attained Age 21 and 59
when the Rider is elected
● Insured Spouse must be between Attained Age 18
and 69 when the Rider is elected
● Provides a conversion right, subject to limitations

Accidental Death Benefit Rider	Payment of a benefit in addition to the Death Benefit upon the Insured’s accidental death	Optional
● Subject to eligibility requirements for accidental
death
● May be purchased on or after the policy
anniversary on which Insured reaches Attained Age
5 and before the policy anniversary on which
Insured reaches Attained Age 65
● Coverage continues until Insured reaches Attained
Age 70

Premium Waiver Rider	Provides a monthly credit to the policy upon the Insured’s total disability	Optional
● May be purchased on or after the policy
anniversary on which Insured reaches Attained Age
21 and before the policy anniversary on which
Insured reaches Attained Age 59
● Monthly credit applied may not be sufficient to keep
the policy from Lapsing
● Cannot be elected if the Waiver of Monthly
Deductions Rider is elected
● If the Insured is younger than age 63 at the time of
the total disability, coverage continues until age 65
● If the Insured is age 63 or older at the time of the
total disability, coverage may continue for two years

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Change of Insured Rider	Allows Policy Owner to change the Insured	Optional
● Policy Owner must be an employer and the Insured
an owner or employee
● At the time of the change, the new Insured must
have the same business relationship to the Policy
Owner as did the previous Insured
● The new Insured must have been at least 18 on the
Policy Date
● The new Insured must satisfy Nationwide’s
underwriting requirements and may be required to
submit satisfactory evidence of insurability
● The policy must be In Force and not be in a Grace
Period when the request is made and at the time of
the change (the "change date")
● New two-year suicide and contestability periods will
apply to the policy

Additional Term Insurance Rider	Provides term life insurance on the Insured, in addition to that under the base policy	Optional	● Available for post-issue election until the Insured reaches Attained Age 85 ● If purchase after the Policy Date, evidence of insurability is required
Waiver of Monthly Deductions Rider	Waiver of policy charges if the Insured becomes totally disabled	Optional
● May be purchased on or after the policy
anniversary on which Insured reaches Attained Age
21 and before the policy anniversary on which
Insured reaches Attained Age 59
● Monthly charges will not be waived until the Insured
has been disabled for six consecutive months
● Benefit alone may not be sufficient to keep the
policy from Lapsing
● Cannot be elected if the Premium Waiver Rider is
elected
● If disability began before Attained Age 60, the
benefit may continue for as long as the disability
● If disability began between Attained Age 60 and 63,
the benefit may continue until Attained Age 65
● If the Insured’s total disability begins after Attained
Age 63, the benefit may continue for two years

Extended Death Benefit Guarantee Rider	Provides additional Lapse protection beyond the protection provided under the Guaranteed Policy Continuation Provision of the policy	Optional
● Rider only available to be elected at the time of
application and irrevocable
● For the Lapse protection provided by this Rider to
be available, one of two Net Accumulated Premium
tests must be met
● If at any time after the 10th policy year the Policy
Owner fails the 10-Year Paid-Up testing method,
that method of testing will no longer be used
● The Guarantee Amount must be between 50% and
100% of the Base Policy Specified Amount
● Minimum Guarantee Duration that may be elected
is 20 years, maximum is to the Insured’s Attained
Age 120
● Available investment options will be limited

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Adjusted Sales Load Life Insurance Rider	Replacement of all or a portion of Premium Load with a monthly Rider charge	Optional
● Not available for election for applications signed
after January 8, 2010.
● A Premium Load is assessed on any amount that is
not replaced by the Rider
● The aggregate monthly Rider charges will be
greater than the amount Nationwide would have
deducted as Premium Load
● If the policy terminates within the first 10 policy
years, Nationwide will deduct an amount from the
Cash Surrender Value to compensate for the
Premium Load replaced, but not recovered, as a
Rider charge

Standard Policy Charges
Deductions for charges are taken from Premium payments and/or the Cash Value, as applicable, to compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Certain expenses may be recovered utilizing more than one charge. Nationwide may generate a profit from any of the charges assessed under the policy.
Monthly charges are deducted from Cash Value beginning on the Policy Date. Charges are taken proportionally from the Sub-Accounts and the Fixed Account, except for the Mortality and Expense Risk Charge which is only deducted proportionally from the Sub-Accounts, unless the Policy Owner elects Directed Monthly Deductions. Charges taken against allocations to the Sub-Accounts are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account. For a complete description of how interest is credited and charged, see Policy Loans.
Policy and Rider charges reflect costs and risks associated with issuing the policy and Rider(s). Certain charges will vary based upon the individual characteristics of the Insured. The Insured is assigned to an underwriting classification based upon his/her Attained Age, sex (if not unisex classified), tobacco rate type, health, and any Substandard Ratings. The Policy Owner can request an illustration of specific costs and/or see the Policy’s Data Pages for information about specific charges of their policy.
Nationwide may change policy and/or Rider charges and rates under the policy at any time, subject to the guaranteed maximum rates stated in the Policy Data Pages. Changes in policy and/or Rider charges and rates vary by changes in future expectations for factors including, but not limited to, Nationwide’s investment earnings, mortality experience, morbidity experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insureds of the same Issue Age, sex, rate class, rate type, any Substandard Rating, Base Policy Specified Amount, and Total Specified Amount (if applicable) whose policies have been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see Fee Table.
Premium Load
Premium Load is comprised of the Sales Load and Premium Taxes. It will vary by policy based on the amount of Premium paid. It is deducted from each Premium payment to partially reimburse Nationwide for sales expenses and Premium taxes, and other expenses, including acquisition costs. The Premium Load also provides revenue to compensate Nationwide for assuming risks associated with the policy, and revenue that may be a profit.
Sales Load
Sales Load (as part of the Premium Load) is deducted from each Premium payment to cover sales expenses. The guaranteed maximum Sales Load is equal to an annualized rate of $65 per $1,000 of Premium. For policies issued before May 1, 2011, the guaranteed maximum Sales Load decreases to 4.5% in policy year six and 1.5% in policy year 16.

Currently, the amount of the Sales Load is based on the following schedule:
Policy Year	Premium up to the Commissionable Target Premium	Premium in excess of the Commissionable Target Premium
1-5	6.5%	2.5%
6-15	4.5%	1.5%
16+	1.5%	1.5%
Commissionable Target Premium
The Commissionable Target Premium referred to above is the amount of premium Nationwide needs to recoup the cost of the initial sales expense and future maintenance costs of the policy. The Commissionable Target Premium varies by individual characteristics of the Insured. An Illustration may be obtained through a registered representative or by contacting the Service Center.
Nationwide may waive the Sales Load on the initial Premium paid into this Policy as part of a Nationwide sponsored exchange program to another policy as permitted under the securities laws and/or rules or by order of the SEC.
Premium Taxes
Premium Taxes (as part of the Premium Load) are deducted from each Premium payment to reimburse Nationwide for state and local premium taxes (at the estimated rate of 2.25%) and for federal premium taxes (at the estimated rate of 1.25%). The current (and guaranteed maximum) Premium Tax is $35 per $1,000 of Premium. This amount is not the actual amount of the tax liability Nationwide incurs. It is an estimated amount. If the actual tax liability is more or less, Nationwide will not adjust the charge retroactively.
Illustration Charge
Illustration Charges are not deducted from Premium payments or Cash Value; rather they are paid at the time of an illustration request. Nationwide currently waives the Illustration Charge. The charge is intended to compensate Nationwide for the administrative costs of generating illustrations. Nationwide may elect in the future to assess an Illustration Charge. It will not exceed $25 per illustration requested.
Partial Surrender Fee
Partial Surrender Fees are deducted from the partial surrender amount requested. Nationwide currently waives the Partial Surrender Fee. The fee is intended to compensate Nationwide for the administrative costs associated with calculating and generating the surrender amount. Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 2% of the amount surrendered.
Surrender Charge
A Surrender Charge is deducted proportionally from Sub-Account and Fixed Account allocations if the policy is surrendered or Lapsed. When considering the potential impact of surrender charges, the Policy Owner should remember that variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Attempting to minimize surrender charges by choosing a lower Base Policy Specified Amount may result in inadequate death benefit coverage, and paying less first year Premium to minimize surrender charges may result in higher cost of insurance charges and a greater chance the policy could Lapse.
The Surrender Charge is assessed to compensate Nationwide for policy underwriting expenses and sales expenses, including processing applications, conducting medical exams, determining insurability, and establishing policy records.
The surrender charge is comprised of two components: the underwriting component and the sales component.
The underwriting component equals the product of the Base Policy Specified Amount and the administrative target factor. The administrative target factor is actuarially derived and is used to determine how much Nationwide should charge per Premium payment for underwriting expenses. The administrative target factor varies by the Total Specified Amount and the Insured's age when the policy was issued. A table showing the Administrative Target Factors can be found in Appendix C: Surrender Charge Examples.

The sales component is the lesser of the following two amounts: (1) the product of the Base Policy Specified Amount, divided by 1,000, and the surrender target factor; and (2) the sum of all Premium payments received during the first policy year. The surrender target factor is actuarially derived and is used to determine how much Nationwide should charge per Premium payment for sales expenses. The surrender target factor varies by the Insured's sex and the Insured's Issue Age. A table showing the Surrender Target Factors can be found in Appendix C: Surrender Charge Examples.
The initial Surrender Charge is the sum of the underwriting component and the surrender charge percentage. The surrender charge percentage that varies by the Insured's Issue Age, sex, underwriting class, Total Specified Amount, death benefit option, and ranges between 20% to 65% of the sales component. A table showing the applicable Surrender Charge Percentage can be found in Appendix C: Surrender Charge Examples.
Generally, surrender charges will be greater for Insureds who are older or tobacco rate type and less for Insureds who are younger and non-tobacco rate type. For a given Insured, larger Base Policy Specified Amounts will produce greater surrender charges. In addition, surrender charges will increase with the amount of Premium received in the first policy year, or first year after a Base Policy Specified Amount increase, up to the maximum surrender charge Nationwide is permitted by law to assess for this policy. Beyond this point, increasing the first year Premium will not impact surrender charges.
Depending on the policy year of the surrender and the Insured's age at the time of policy issuance or at the time an increase becomes effective, the actual Surrender Charge paid will be a decreasing percentage of the initial Surrender Charge, as set forth in the following table:
Reduction of Surrender Charges
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	100%	100%
2	100%	95.0%
3	100%	90.0%
4	95.0%	85.0%
5	87.5%	77.5%
6	80.0%	70.0%
7	72.5%	60.0%
8	65.0%	50.0%
9	57.5%	40.0%
10	50.0%	30.0%
11	40.0%	20.0%
12	30.0%	10.0%
13	20.0%	0%
14	10.0%	0%
15 and thereafter	0%	0%
Base Policy Specified Amount Increases
Each increase to the Base Policy Specified Amount (referred to as segments) will have its own Surrender Charge. The Surrender Charge for each Base Policy Specified Amount segment, when added together, will equal the total Surrender Charge.
Base Policy Specified Amount Decreases
A Surrender Charge will be deducted when a requested Base Policy Specified Amount decrease removes an entire segment of coverage. Base Policy Specified Amount decreases that do not remove an entire segment of coverage, or occur as a result of a partial surrender or change in death benefit option that does not reduce the Net Amount At Risk, will not be assessed a Surrender Charge at the time of the policy change. Instead, the Surrender Charge associated with the policy change will be deferred and will continue to reduce over time. If the policy is subsequently terminated by a complete surrender or Lapse, all Surrender Charges, including any deferred Surrender Charge, will be deducted.

Surrender Charge Waiver
Nationwide will waive the surrender charge if the Policy Owner elects to surrender the policy in exchange for a plan of permanent fixed life insurance offered by Nationwide, as described in the Right to Exchange section, subject to the following:
•
the exchange and waiver are subject to new evidence of insurability and Nationwide’s underwriting approval; and
•
the Policy Owner has not invoked any of these Riders:
❍
Premium Waiver Rider;
❍
Waiver of Monthly Deductions Rider; or
❍
Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider.
Cost of Insurance Charge
A Cost of Insurance Charge is deducted proportionally from Sub-Account and Fixed Account allocations, unless the Policy Owner elects Directed Monthly Deductions, on the Policy Date and on each Policy Monthaversary. This charge is intended to cover Nationwide’s expenses associated with providing expected mortality benefits and assuming certain risks associated with the policy, and to cover other expenses, including acquisition costs, and state and federal taxes. Nationwide may also profit from this charge.
The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The cost of insurance rate will vary by the Insured's issue age, sex, underwriting classification, any Substandard Ratings, how long the policy has been In Force, and the Base Policy Specified Amount and Total Specified Amount (if applicable). The cost of insurance rates are based on Nationwide’s expectations as to future mortality and expense experience, investment earnings, persistency, and taxes. Current and guaranteed monthly cost of insurance rates established at issue generally increase year over year to reflect expectations that mortality and underwriting risks generally increase as the Insured's Attained Age and the length of time the Policy has been In Force increase.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown on the Policy Data Pages.
Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of the Insured through the underwriting process. If the activities or occupation of the Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge, so if applied it will be deducted from Cash Value on the Policy Date and the Policy Monthaversary. The monthly Flat Extra Charge is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Data Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge shown in the Fee Table.
Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, Substandard Ratings, and Base Policy Specified Amount and Total Specified Amount (if applicable), if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy’s Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy’s Cost of Insurance Charge, the policy's Cash Value could increase.
Mortality and Expense Risk Charge
Nationwide deducts a monthly Mortality and Expense Risk Charge proportionally from the policy's Cash Value allocated to the Sub-Accounts, unless the Policy Owner elects Directed Monthly Deductions, on each Policy Monthaversary. The charge will vary by policy based on the amount of Cash Value allocated to the Sub-Accounts and the length of time the policy has been In Force. The charge compensates Nationwide for assuming the risk associated with mortality and expense risk costs. The mortality risk is that the Insured will not live as long as expected. The expense risk is that the costs of issuing and administering the policy will be more than expected. This charge is in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.

The maximum guaranteed Mortality and Expense Risk Charge is equal to an annualized rate of $8.00 per $1,000 of all Cash Value allocated to the Sub-Accounts for policy years 1-15, and $3.00 per $1,000 of all Cash Value allocated to the Sub-Accounts for policy years 16 and later. Currently, the amount assessed is based on the following schedule:
Cash Value	Policy Years 1 – 15	Policy Years 16+
Charge for first $250,000 of Cash Value allocated to Sub-Accounts	$8.00 per $1,000	$3.00 per $1,000
Charge for Cash Value allocated to Sub-Accounts in excess of $250,000	$3.00 per $1,000	$2.00 per $1,000
This means that on a current basis, the Mortality and Expense Risk Charge rate will decrease the longer the policy remains In Force and as greater amounts of Cash Value are allocated to the Sub-Accounts, subject to allocation of sufficient dollar amounts to qualify for the lower current rates.
Administrative Per Policy Charge
An administrative charge is deducted proportionally from the policy's Sub-Account and Fixed Account allocations, unless the Policy Owner elects Directed Monthly Deductions, on the Policy Date and each Policy Monthaversary. This charge reimburses Nationwide for the costs of maintaining the policy, including accounting and record-keeping and periodic reports to the Policy Owner. The charge is currently $9 per month in all years. The maximum guaranteed charge is $9 per month in all years.
Underwriting and Distribution Charge
An Underwriting and Distribution Charge is deducted proportionally from the policy's Sub-Account and Fixed Account allocations, unless the Policy Owner elects Directed Monthly Deductions, on the Policy Date and each Policy Monthaversary. The charge will vary by policy based on the Base Policy Specified Amount, the length of time the policy has been In Force, and the Attained Age of the Insured on the Policy Date. The Underwriting and Distribution Charge is intended to compensate Nationwide for sales, underwriting, distribution, and issuance of the policy.
The Underwriting and Distribution Charge will be assessed for seven years for Base Policy Specified Amounts issued at ages 0-39, and five years for Base Policy Specified Amounts issued at age 40 or higher, as measured from the Policy Date for the initial Base Policy Specified Amount, and from the effective date of any increase in the Base Policy Specified Amount. The following table shows the current charges assessed followed by a table showing the maximum possible charges.
Current Underwriting and Distribution Charge
Issue Age	Per $1,000 Charge for the first $250,000 of the Base Policy Specified Amount	Per $1,000 Charge for Base Policy Specified Amount in excess of $250,000
0-8	$0.08	$0.08
9-17	$0.09	$0.08
18-24	$0.10	$0.08
25-33	$0.11	$0.08
34-35	$0.12	$0.08
36-37	$0.12	$0.08
38-39	$0.13	$0.07
40-41	$0.16	$0.06
42-45	$0.17	$0.05
46-50	$0.17	$0.05
51-55	$0.18	$0.05
56-60	$0.19	$0.05
61-70	$0.20	$0.05
71-85	$0.20	$0.05

Guaranteed Maximum Underwriting and Distribution Charge
Issue Age	Per $1,000 Charge for the first $250,000 of Base Policy Specified Amount	Per $1,000 Charge for Base Policy Specified Amount in excess of $250,000
0-8	$0.08	$0.08
9-17	$0.09	$0.09
18-24	$0.10	$0.10
25-33	$0.11	$0.10
34-35	$0.12	$0.10
36-37	$0.12	$0.10
38-39	$0.13	$0.10
40-41	$0.16	$0.10
42-45	$0.17	$0.10
46-50	$0.17	$0.10
51-55	$0.18	$0.10
56-60	$0.19	$0.10
61-70	$0.20	$0.10
71-85	$0.20	$0.10
Mutual Fund Operating Expenses
In addition to the policy charges, there are also charges associated with the mutual funds in which the Sub-Accounts invest. Policy Owners do not pay these charges directly, but these charges do affect the value of the assets allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that Nationwide subsequently uses to value Sub-Account units. The underlying mutual funds' prospectuses contain additional information about these charges. Policy Owners may visit the website listed in Appendix A: Underlying Mutual Funds Available Under the Policy or contact the Service Center to receive, free of charge, copies of the prospectuses for any of the underlying mutual funds available under the policy.
Reduction of Charges
The policy may be purchased by individuals, corporations, and other entities. Nationwide may reduce or eliminate certain charges (sales load, surrender charge, administrative charges, cost of insurance charge, or other charges) where the size or nature of the group allows Nationwide to realize savings with respect to sales, underwriting, administrative, or other costs. Where prohibited by state law, Nationwide will not reduce charges associated with the policy.
Nationwide determines the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different insureds; the total Premium Nationwide expects to receive; the total Cash Value of commonly owned policies; the nature of the relationship among individual insureds; the purpose for which the policies are being purchased; the length of time Nationwide expects the individual policies to be In Force; and any other circumstances which are rationally related to the expected reduction in expenses.
Nationwide may lower commissions to the selling broker-dealer and/or increase charge back of commissions paid for policies sold with reduced or eliminated charges. Policy Owners should consult with a financial professional about reductions available and, where appropriate, obtain an illustration demonstrating the impact of any reduced charges on the policy.
Nationwide may change both the extent and the nature of the charge reductions. Any charge reductions will be applied in a way that is not unfairly discriminatory to Policy Owners and will reflect the differences in costs of services provided.
Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The policies are based upon actuarial tables that distinguish between men and women unless the purchaser is an entity and request non-sex distinct tables be used for underwriting. The policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing the policy.

A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.
Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation."
Nationwide has the ability to customize the total compensation package paid to broker-dealer firms. Nationwide may vary the form of compensation paid or the percentage or amounts paid as commission, expense allowance, or marketing allowance, to the extent permitted by SEC and FINRA rules and other applicable laws and regulations. However, the total Premium based compensation will not exceed the maximum of (99% of first year Premiums, 22% of second year Premiums, 20% of third year Premiums, 10% of fourth year Premiums, and 3% of renewal Premium after the fourth year). Commission may also be paid as an asset-based amount instead of a Premium-based amount. If an asset-based commission is paid, it will not exceed 0.45% of the non-loaned Cash Value per year.
Marketing allowance is based on a firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to, providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the policies, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the policies as well as assist such firms with marketing or advertisement costs.
The actual amount and/or forms of total compensation paid depend on factors such as the level of Premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide. Some broker-dealer firms may not receive maximum total compensation.
Individual financial professionals typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy Owners should consult the financial professional to know the exact compensation arrangement associated with this policy.
Information on Underlying Mutual Fund Service Fee Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Policy Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund each business day. The Variable Account (not the Policy Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing Policy Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.

Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the policies and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•
Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•
Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•
Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). If consistent with applicable law, such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the policy.
Amount of Payments Nationwide Receives
For the year ended December 31, 2025, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.50% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For policies owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as a calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund's advisor or sub-advisor is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g., the investment advisor or sub-advisors), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services, as described above; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the policies. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Policy Owners.

Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable policies that offer underlying mutual funds with lower fees and expenses. Policy Owners should consider all of the fees and charges of the policy in relation to its features. Higher policy fees and charges and underlying mutual fund fees and expenses will result in lower policy investment performance.
Policy Riders and Rider Charges
Policy Owners may purchase one or more of the policy’s Riders. There may be additional charges assessed for elected Riders, see Fee Table. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued.
Some Rider charges are assessed starting on the Policy Date and each Policy Monthaversary by taking deductions from the Cash Value. If a Rider with a monthly charge is elected after the Policy Date, Rider charges will begin to be deducted on the first Policy Monthaversary after Nationwide approves the request unless the Policy Owner requests and Nationwide approves a different date. Some Riders assess a one-time charge upon invoking the Rider.
Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges.
The maximum and minimum/current Rider charges are stated in the Fee Tables, see Fee Table.
Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals and Loans.
Overloan Lapse Protection Rider
A Policy Owner is able to prevent the policy from Lapsing due to Indebtedness by invoking the Overloan Lapse Protection Rider, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the Policy Owner of a policy with a substantially depleted Cash Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy.
Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider.
Availability
All policies for which the guideline premium/cash value corridor life insurance qualification test is elected will automatically receive the Overloan Lapse Protection Rider (state law permitting). The Rider is dormant until specifically invoked by the Policy Owner, at which time a one-time charge is assessed.
This Rider is not available for policies for which the cash value accumulation life insurance qualification test was elected.
Eligibility
The Policy Owner is eligible to invoke the Rider upon meeting the following conditions:
•
Indebtedness reaches a certain percentage of the policy's Cash Value (the percentage will range from 95% to 99% based upon the life insurance qualification test and the Insured's Attained Age);
•
The Insured is Attained Age 75 or older;
•
The 15th anniversary of the Policy Date has been reached, regardless of any period of Lapse, and the policy is currently In Force;
•
The policy's Cash Value is at least $100,000; and
•
All amounts available for partial surrender not subject to federal income tax have been taken.
The first time the policy's Indebtedness reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the Policy Owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met.

Impact on Other Riders and the Policy
The Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider, the Spouse Life Insurance Rider, the Extended Death Benefit Guarantee Rider, and the Waiver of Monthly Deductions Rider will terminate or will need to be terminated by the Policy Owner prior to invoking the Overloan Lapse Protection Rider. An election to invoke the Overloan Lapse Protection Rider is irrevocable.
Additionally, Nationwide will adjust the policy as follows:
(1)
If not already in effect, the death benefit option will be changed to Death Benefit Option 1.
(2)
The Total Specified Amount will be adjusted to equal the lesser of: (1) the Total Specified Amount immediately before the Rider was invoked; or (2) the Total Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Total Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision.
(3)
Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider charge) will be transferred to the Fixed Account, where it will earn the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Data Pages).
After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy or Rider charges will be assessed. No partial surrenders may be taken from the policy. Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy.
Overloan Lapse Protection Rider Charge
The Overloan Lapse Protection Rider Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the Fixed Account. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up Death Benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 4.25% as shown in the Policy Data Pages.
If the Cash Value less Indebtedness is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.
Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Example:
Assume a policy is currently In Force and the following:
● Insured’s Attained Age is 75
● Policy is in its 27th policy year
● Death Benefit Option 1
● Total Specified Amount: $700,000
● Indebtedness: $627,000
● Cash Value: $660,000
● Applicable age-based factor for determining rider charge: 4.60%*
* Rate is subject to change based on policy
Using the above assumptions, a decision to invoke the Rider would impact the policy as follows:
(1) The death benefit option will remain at Death Benefit Option 1.
(2) The one-time charge for invoking the Rider will be $30,360 ($660,000 x 4.60%) and will be deducted from the Cash Value, reducing the Cash Value to $629,640.

(3) The Total Specified Amount will remain at $700,000 since it is less than the Minimum Required Death Benefit of $712,611.90.
(4) The non-loaned Cash Value $2,640 ($629,640 - $627,000) will be transferred to the Fixed Account where it will earn at least the minimum guaranteed fixed interest rate.
(5) The policy loan account ($627,000) will continue to earn interest at the policy's loan crediting rate.
(6) The Indebtedness ($627,000) will continue to grow at the policy's loan interest charged rate.
(7) After this Rider is invoked, no other changes to the policy can be made
Children's Term Insurance Rider
Subject to underwriting approval, a Policy Owner may purchase term life insurance on the Insured's children at any time while the policy is In Force. If an insured child dies while the policy is In Force and before the Maturity Date, the policy pays a benefit to the named beneficiary. The insurance coverage for each insured child will continue (as long as the policy is In Force) until the earlier of: (1) the policy anniversary on or next following the date the Insured's child turns age 22; or (2) the policy anniversary on which the Insured reaches Attained Age 65. Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability. The Rider will be effective until the Rider's term expires, until the benefit is paid, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Example:
Assume the Children’s Term Insurance Rider Specified Amount is $15,000 and the Insured
has two children that meet the definition of insured child and the Rider is In Force. If one of the children dies, $15,000 will be paid to the named beneficiary. The rider would continue to remain in effect as long the second child meets the definition of insured child. Upon the death of the second insured child, an additional $15,000 would be paid to the named beneficiary as long as coverage under the Rider has not otherwise terminated.

Children’s Term Insurance Rider Charge
A monthly Children's Term Insurance Rider Charge will be deducted if this Rider is elected. The Children’s Term Insurance Rider Charge compensates Nationwide for providing term insurance on the lives of each Insured child. The Rider charge is $0.43 per $1,000 of the Children's Term Insurance Rider's Specified Amount and will be assessed as long as the policy is In Force and the Rider is in effect. The Rider charge will be the same, even if the number of children covered under the Rider changes. Nationwide may decline a request to add another child based on underwriting standards.
The Children's Term Insurance Rider Charge will be deducted proportionally from the Sub-Accounts and Fixed Account allocations, unless the Policy Owner elects Directed Monthly Deductions. Because the Children’s Term Insurance Rider Charge is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider ("Long-Term Care Rider")
The benefit associated with the Long-Term Care Rider is that, upon meeting certain requirements, the Policy Owner is paid a benefit to assist with the costs of qualified long-term care services or qualified terminal illness. This Rider may be invoked to receive monthly benefits or a lump sum benefit.
The maximum monthly benefit will be equal to the lesser of A, B, and C where:
(A)
is 2% of the Long-Term Care Rider Specified Amount at the time monthly benefits begin;
(B)
is the per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month; and

(C)
is the current Long-Term Care Rider Specified Amount minus Indebtedness.
The lump sum benefit is payable only upon a qualified terminal illness as described below. Nationwide reserves the right to limit the Lump Sum Benefit to the lesser of:
(1)
25% of the Long Term-Care Rider Specified Amount;
(2)
Long-Term Care Rider Specified Amount minus Indebtedness; and
(3)
$50,000.
Availability
This Rider may be purchased at any time while the policy is In Force. If purchased after the Policy Date, Nationwide will require evidence of insurability. There is a free look period associated with this Rider. Within 30 days of receipt of the Rider, the Policy Owner may return it to the sales representative who sold it, or to the Service Center, and Nationwide will void the Rider and refund the related charges.
Example:
Assume the policy’s Base Policy Specified Amount is $500,000. If the invocation requirements below are satisfied and the 90-day elimination period has been satisfied, the
Policy Owner can choose a monthly benefit up to 2% of the Base Policy Specified Amount
($10,000). If there is no Indebtedness, this monthly benefit will be paid until either the
Insured no longer meets the eligibility requirements or the entire $500,000 has been paid. If there is Indebtedness, monthly benefits will end when the accumulated benefits become greater than or equal to the Base Policy Specified Amount minus Indebtedness.

Invoking the Rider
To be able to invoke this Rider for monthly benefits, the Insured must be certified by a Licensed Health Care Practitioner (as defined in Section 1861(r)(1) of the Social Security Act) as:
(1)
being unable to perform without substantial assistance from another individual at least two of the following Activities of Daily Living (ADL) for a period of at least 90 days due to a loss of functional capacity: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair);
(2)
having a level of disability similar to the level of disability described in the ADL trigger as determined under regulations prescribed by the Secretary of the Treasury in consultation with the Secretary of Health and Human Services; or
(3)
requiring substantial supervision to protect such individual from threats to health and safety due to Severe Cognitive Impairment.
In addition, a 90-day waiting period, referred to as an "elimination period", must be satisfied before benefits are paid. The elimination period can be satisfied by any combination of days of Long-Term Care Facility stay or days of Home Health Care, as those terms are defined in the Rider. These days of care or services need not be continuous, but must be accumulated within a continuous period of 730 days. The elimination period has to be satisfied only once while this Rider is in effect.
To be able to invoke this Rider for a lump sum benefit, the Insured must be diagnosed by a Licensed Health Care Practitioner with a Qualified Terminal Illness. A Qualified Terminal Illness is defined as an illness or physical condition, including a physical injury, that can reasonably be expected to result in death within 12 months. Consult a tax advisor about the use of this Rider.
Terminating the Rider
This Rider will terminate upon the earliest of: payment of the maximum benefit available under the Rider, the Overloan Lapse Protection Rider is invoked, the policy matures, the policy terminates, or the Rider is terminated by the Policy Owner’s written request to the Service Center.

Rider Effect on Policy Values
Each Rider benefit payment will reduce the Base Policy Specified Amount by the amount of the benefit payment. Each benefit payment will also reduce the policy’s Cash Value by an amount proportional to the Base Policy Specified Amount reduction.
Long-Term Care Referral Service
If this Rider is elected, the Policy Owner will have access to a national long-term care services referral network via a toll-free telephone number. Services include free consultation and tailored information to assist in planning and implementing a care plan. These services are currently provided through a third party paid for by Nationwide. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice.
Rider Charge
A monthly Rider Charge will be deducted to compensate Nationwide for providing benefits upon the Insured meeting certain eligibility requirements. The Rider charge is the product of the Rider's Net Amount At Risk and the Rider’s cost of insurance rate. The Rider’s cost of insurance rate is based on Nationwide’s expectations of the Insured meeting the qualifications for Rider benefits and will vary by the Insured's sex, Issue Age, underwriting class, and any Substandard Ratings.
The Rider Charge will be deducted proportionally from Sub-Account allocations and the Fixed Account, unless the Policy Owner elects Directed Monthly Deductions. Because Nationwide deducts the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Spouse Life Insurance Rider
The benefit associated with the Spouse Life Insurance Rider is a death benefit payable upon the death of the spouse named on the application ("Insured Spouse") to the designated beneficiary. If no beneficiary is designated, the benefit is payable to the Insured.
This Rider may be purchased at any time while the policy is In Force, subject to underwriting approval and the following age restrictions:
•
the Insured must be between Attained Age 21 and 59 (this Rider is no longer available on or after the policy anniversary on which the Insured reaches Attained Age 59); and
•
the Insured Spouse must be between Attained Age 18 and 69 at the time this Rider is elected.
This Rider will terminate on the earliest of: the policy anniversary on which the Insured Spouse reaches Attained Age 70, the date the Overloan Lapse Protection Rider is invoked, the date the Rider is converted to a new policy, the date the policy matures or otherwise terminates, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received in good order, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
This Rider has a conversion right. The Insured Spouse may exchange this Rider's benefit for a level premium, level benefit, permanent plan of whole life insurance, subject to limitations.
Upon conversion, the Cash Value of the policy to which this Rider is attached will not be affected. No evidence of the Insured Spouse’s insurability is required for conversion. The following are required to exercise this conversion right:
(1)
the request must be submitted in writing to the Service Center;
(2)
the conversion right must be exercised while both:
(a)
the policy and Rider are In Force and not in a Grace Period (if the Insured under the policy dies anytime while this policy and Rider are In Force, the conversion must be applied for within 90 days after Nationwide receives proof of death for the Insured); and
(b)
prior to the Rider anniversary date on which the Insured Spouse reaches Attained Age 66;
(3)
the amount of coverage available for any new policy purchased under this right of conversion is subject to the following:

(a)
the coverage amount of the new policy must be for the greater of $10,000 or the minimum amount available for the new policy under Nationwide’s policy issuance guidelines at the time; but
(b)
no more than 100% of the Spouse Life Insurance Rider Specified Amount;
(4)
the new policy must be for a plan of insurance Nationwide is issuing on the date of conversion;
(5)
the Premium for the new policy will be based on the rates in effect on the date of conversion;
(6)
the Premium rate for the new policy will be based on the Attained Age of the Insured Spouse on the date of conversion, the same class of risk as this Rider, if available, and the rates in use at that time. If this Rider's risk class is not available for the new policy, the next best risk class available will apply; and
(7)
no supplemental benefits or additional coverage may be added without evidence of the Insured Spouse's insurability and Nationwide’s consent.
The effective date of the new policy will be the date of conversion. The incontestability and suicide periods of the new policy will start on the effective date of this Rider.
Example:
Assume wife (the Insured) purchased a policy and elected the Spouse Life Insurance Rider with a Spouse Life Insurance Rider Specified Amount of $50,000 and named husband as the Insured Spouse. Both the Insured and Insured Spouse met the age requirements for the
Rider at the time of election. If Insured Spouse dies prior to reaching Attained Age 70 and the Rider has not otherwise terminated, a death benefit in the amount of $50,000 is payable to the designated beneficiary.

Spouse Life Insurance Rider Charge
A monthly Rider charge is deducted if this Rider is elected. The Spouse Life Insurance Rider Charge compensates Nationwide for providing term insurance on the life of the Insured Spouse. The Rider charge is the product of the Spouse Life Insurance Rider's Specified Amount and the Insured Spouse life insurance cost of insurance rate. The Insured Spouse life insurance cost of insurance rate is based on Nationwide’s expectations as to the mortality of the Insured Spouse. The Insured Spouse life insurance cost of insurance rate will vary by the Insured Spouse's sex, Attained Age, underwriting class, any Substandard Ratings, and the Spouse Life Insurance Rider's Specified Amount.
The Spouse Life Insurance Rider Charge will be deducted proportionally from the Sub-Account and Fixed Account allocations, unless the Policy Owner elects Directed Monthly Deductions. Because the Spouse Life Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Decreases in the Base Policy Specified Amount may result in a corresponding decrease in the Spouse Life Insurance Rider's Specified Amount.
Accidental Death Benefit Rider
The benefit associated with the Accidental Death Benefit Rider is the payment of a benefit to the named beneficiary, in addition to the Death Benefit, upon the Insured's accidental death. Accidental death means the Insured died within 90 days of sustaining, and as a result of, bodily injury caused by external, violent, and accidental means from a cause other than a risk not assumed. Risks not assumed vary by state. The Policy Owner should contact the Service Center to obtain a copy of the Accidental Death Benefit Rider applicable to the policy.
Subject to Nationwide’s underwriting approval, the Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 5 and before the policy anniversary on which the Insured reaches Attained Age 65 (while the policy is In Force). The Rider coverage continues until the Insured reaches Attained Age 70. This Rider will be effective until the Rider's term expires, the benefit has been paid, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Example:
Assume the policy is issued with a Base Policy Specified Amount of $500,000, an
Accidental Death Benefit Rider Specified Amount of $100,000, and Death Benefit Option 1.
If the Insured dies by accident as defined above prior to reaching Attained Age 70, the total death benefit paid to the beneficiary would be $600,000, as long as the Rider has not otherwise terminated.

Accidental Death Benefit Rider Charge
A monthly Accidental Death Benefit Rider Charge is deducted if you elect this Rider. The Accidental Death Benefit Rider Charge compensates Nationwide for providing coverage in the event of the Insured's accidental death. The Rider Charge is the product of the Accidental Death Benefit Rider's Specified Amount and the accidental death benefit cost of insurance rate. The accidental death benefit cost of insurance rate is based on Nationwide’s expectations as to the likelihood of the Insured's accidental death. The accidental death benefit cost of insurance rate will vary by the Insured's Attained Age and any Substandard Ratings.
The Accidental Death Benefit Rider Charge will be deducted proportionally from the Sub-Account allocations and Fixed Account allocations, unless the Policy Owner elects Directed Monthly Deductions. Because the Accidental Death Benefit Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Premium Waiver Rider
Subject to Nationwide’s underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (while the policy is In Force). A Policy Owner may not purchase both this Rider and the Waiver of Monthly Deductions Rider. Nationwide will not approve issuance of the Rider for an Insured who is disabled at the time of application for the Rider.
Rider Benefit
The benefit associated with the Premium Waiver Rider is a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. Risks not assumed vary by state. Risks not assumed are conditions that are excluded under the Rider. For details regarding risks not assumed, contact the Service Center to obtain a copy of the Premium Waiver Rider applicable to the policy.
The amount credited to the policy will be the lesser of:
•
the Premium specified by the Policy Owner; or
•
the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).
The monthly credit applied pursuant to the Rider may not be sufficient to keep the policy from Lapsing. If the policy Lapses while Rider benefits are being paid, the Rider benefit will be applied to purchase an equivalent guaranteed level premium, level benefit to age 65 term policy. Purchasing this Rider could help preserve the Death Benefit.
Benefit Duration
If the Insured is younger than Attained Age 63 at the time of the total disability, the Rider coverage continues until the Insured turns Attained Age 65. If the Insured is Attained Age 63 or older at the time of the total disability, the Rider coverage continues for two years. This Rider is effective until the Rider is terminated by written request to the Service Center, the policy terminates, or the later of: 1) the date the Insured reaches Attained Age 65 if the Insured is younger than Attained Age 63 at the time of the total disability; or 2) the date the Rider's benefit expires if the Insured is Attained Age 63 or older at the time of the total disability. When a written request to terminate the Rider is received in good order, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.

Interaction with the Waiver of Monthly Deductions Rider
This Rider cannot be elected if the Waiver of Monthly Deductions Rider is elected, see Waiver of Monthly Deductions Rider.
Example:
Assume the policy is currently In Force, the Rider is not otherwise terminated, and the following:
● The Insured has been totally disabled for six consecutive months;
● At the time of disability, the policy was in its 8th policy year and the Insured’s Attained Age was 59;
● The Premium Waiver Rider Specified Premium is $700; and
● The Premiums paid over the 36 months prior to disability totaled $24,120.
Since the average monthly Premium paid over the 36 months prior to the disability was
$670 ($24,120 divided by 36), $670 will be credited to the policy’s Cash Value on each
Policy Monthaversary only until the Insured reaches Attained Age 65, or until the Insured is no longer disabled, if earlier.

Premium Waiver Rider Charge
A monthly Premium Waiver Rider Charge will be deducted if this Rider is elected. The Premium Waiver Rider Charge compensates Nationwide for crediting the policy with the amount of scheduled due and payable Premium payments upon the Insured's total disability for six consecutive months.
The Rider Charge is the product of the Premium Waiver Benefit and the premium waiver charge rate. The premium waiver charge rate is based on Nationwide’s expectations as to likelihood of the Insured's total disability for six consecutive months. The premium waiver rider monthly charge rates are established at issue and will not change while the Rider remains In Force. The premium waiver charge rates will vary by policy based on the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings.
The Premium Waiver Rider Charge will be deducted proportionally from the Sub-Account allocations and Fixed Account, unless the Policy Owner elects Directed Monthly Deductions. Because the Premium Waiver Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Change of Insured Rider
The Rider is only available in connection with policies issued to corporate entities or in other business contexts where the primary purpose is to provide protection or benefits to employees. The Rider is not available to individuals outside of these limited business purposes. The benefit associated with the Change of Insured Rider is that the Policy Owner may change the Insured at any time after the Policy Date, subject to insurability and the requirements below. There is no charge to change the Insured; however, the policy charges after the change will vary by characteristics of the new Insured including the new Insured’s Attained Age, sex, rate type and rate classification including any Substandard Ratings.
Change of Insured requirements:
(1)
The Policy Owner must submit a written application to change the Insured to the Service Center;
(2)
At the time of the change, the new Insured must have the same business relationship to the Policy Owner as did the previous Insured;
(3)
The new Insured must have been at least 18 on the Policy Date;
(4)
The new Insured must satisfy Nationwide’s underwriting requirements and may be required to submit satisfactory evidence of insurability; and
(5)
The policy must be In Force and not be in a Grace Period when the request is made and at the time of the change (the "change date").
(6)
This rider will terminate if benefits under the Extended Death Benefit Guarantee Rider begin. If benefits under this rider are invoked, the Extended Death Benefit Guarantee Rider will terminate.

Coverage of the new Insured will become effective on the change date. Coverage of the previous Insured will terminate on the day before the change date. The change date is the first Policy Monthaversary on or next following the date the change of Insured requirements are met. The Policy Date will not change.
Example:
Assume the following:
● The Policy Owner is Company X;
● The Insured at the time of policy issue was an executive officer of Company X;
● The Insured retires while the policy is In Force and not in a Grace Period;
● Company X applies to change the Insured to its new executive officer;
● The new executive officer meets Nationwide’s insurability and underwriting requirements; and
● Benefits under the Extended Death Benefit Guarantee Rider have not begun.
Coverage of the new Insured shall become effective on the date the Insured is changed, and the policy charges will reflect the new Insured’s Attained Age, rate type and rate classification. The Death Benefit Proceeds will be paid out after the death of the new
Insured.

The Total Specified Amount of the policy will be as stated by the Policy Owner in the application for the change subject to the following:
(1)
the policy continues to qualify as life insurance under the Code, and
(2)
such Total Specified Amount equals or exceeds the minimum Total Specified Amount stated in the Policy Data Pages.
If the new Insured commits suicide, while sane or insane, within two years of the change date, Nationwide will not pay the Death Benefit. Instead, an amount will be paid equal to the Cash Value as of the change date, plus the sum of Premiums paid since the change date, less any Indebtedness, and less any partial surrenders.
After a change of Insured, Nationwide will not contest the policy after it has been In Force for two years from the change date.
Federal income tax consequences may result from a change in insured. For federal income tax purposes, the substitution of a new insured is treated as an exchange of the policy for another life insurance policy. Because the new insured is not the same as the insured that was substituted, the tax free treatment for policy exchanges under Code Section 1035 may not be available because the requirement that the insured under the policy relate to the same individual would not be met; consequently, the excess Cash Surrender Value over the investment in the policy would be taxable as ordinary income. The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional. The Policy Owner should seek competent tax advice regarding the tax treatment of the policy when contemplating a change of insured.
Change of Insured Rider Charge
There is no charge associated with the Change of Insured Rider.
Additional Term Insurance Rider
The benefit associated with the Additional Term Insurance Rider is term life insurance on the Insured, in addition to that under the base policy. The Death Benefit Proceeds attributable to the Additional Term Insurance Rider are payable to the beneficiary upon the Insured's death if the Additional Term Insurance Rider is still In Force. The Additional Term Insurance Rider has no cash value and no loanable value nor does it modify any cash or loan values of the base policy. Policy Owners should request illustrations showing the impact of purchasing coverage with and without the Additional Term Insurance Rider.
Subject to Nationwide’s underwriting approval, this Rider may be purchased at any time while the policy is In Force and until the Insured reaches Attained Age 85. If purchased after the Policy Date, Nationwide will require evidence of insurability. The death benefit option for the base policy will also be the death benefit option for the Additional Term Insurance Rider.

The Additional Term Insurance Rider coverage terminates on the earliest of the following dates:
•
the date the Insured dies;
•
the original Maturity Date of the base policy;
•
the date the Rider lapses separate from the policy;
•
the date the policy terminates for any reason; or
•
the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center.
Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
The Policy Owner cannot extend the Additional Term Insurance Rider coverage beyond the policy's Maturity Date, see Extending Coverage Beyond the Maturity Date.
Example:
Assume the Base Policy Specified Amount is $500,000, Death Benefit Option 2, the Cash
Value is $40,000 and the Additional Term Insurance Rider Specified Amount is $300,000.
Upon the death of the Insured, if there is no Indebtedness and no Long-Term Care benefits have been paid, the Death Benefit Proceeds under the base policy will be $540,000 and the
Additional Term Insurance Death Benefit Proceeds will be $300,000, for a total of $840,000.

Additional Term Insurance Rider Impact
Cost of Insurance Charges
Electing coverage under the Additional Term Insurance Rider, as opposed to electing coverage only under the base policy, should lower the Policy Owner's overall cost of insurance. This is due in part to the broker-dealer firm receiving less overall compensation for selling a policy with the Additional Term Insurance Rider. It is also possible that less Premium may be required to maintain to the Death Benefit over the life of the policy or that increased Premium may be needed if the Additional Term Insurance Rider is not purchased.
Guaranteed Policy Continuation Provision
This provision protects the policy from Lapse under certain conditions, see Guaranteed Policy Continuation Provision. However, coverage elected under the Additional Term Insurance Rider is not covered by this provision beyond the fifth policy year. In comparison, the base policy allows longer coverage for issue ages under Attained Age 70, see Lapse.
Additional Term Insurance Rider Charge
A monthly Additional Term Insurance Rider Charge will be deducted if the Rider is elected. The Additional Term Insurance Rider Charge compensates Nationwide for providing term life insurance on the Insured.
The monthly cost of insurance charge for this Rider is determined by multiplying the Rider monthly cost of insurance rate by the Rider death benefit. The Rider death benefit will be equal to the difference between the total Death Benefit and the base policy Death Benefit. The Additional Term Insurance Rider cost of insurance rate is based on Nationwide’s expectation as to the Insured's mortality and expense experience. The Additional Term Insurance Rider cost of insurance rate will vary by the Insured's sex, Attained Age, underwriting class, any Substandard Ratings, and the Total Specified Amount.
The Additional Term Insurance Rider Charge will be deducted proportionally from the Sub-Account and Fixed Account allocations, unless the Policy Owner elects Directed Monthly Deductions. Because the Additional Term Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on the Cash Value.

Additional Term Insurance Rider Right to Convert Coverage
At any time while the policy and the Rider are In Force, the Policy Owner may convert the term life insurance associated with this Rider into an equivalent amount of Base Policy Specified Amount. Converting the term life insurance associated with this Rider may impact the overall cost of the policy as the cost of insurance charges for the term life insurance are generally lower compared to the cost of insurance charges for Base Policy Specified Amount. Conversion requests must be made in writing and submitted to the Service Center. Nationwide will not require evidence of insurability upon conversion.
Waiver of Monthly Deductions Rider
Subject to Nationwide’s underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (as long as the policy is In Force). A Policy Owner may not purchase both this Rider and the Premium Waiver Rider. Nationwide will not approve issuance of the Rider for an Insured who is disabled at the time of application for the Rider.
Benefits Provided by this Rider
The benefit associated with the Waiver of Monthly Deductions Rider is a waiver of policy charges in the event the Insured becomes totally disabled. Monthly charges will not be waived until the Insured has been disabled for six consecutive months. No benefit is available if total disability results from a risk not assumed; risks not assumed may vary by state. Risks not assumed are conditions that are excluded under the Rider. For details regarding risks not assumed, contact the Service Center to obtain a copy of the Waiver of Monthly Deductions Rider applicable to the policy.
Note: This Rider's benefit alone may not be sufficient to keep the policy from Lapsing. The Policy Owner may need to make additional Premium payments to prevent Lapse even while the Rider's benefit is being paid. However, while the Rider's benefit is being paid, it will cost less on a monthly basis to keep the policy In Force.
Benefit Duration
The duration of the benefit depends on the Insured's Attained Age at the beginning of the total disability. If the Insured's total disability began before the Insured reached Attained Age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches Attained Age 65) or until the Overloan Lapse Protection Rider is invoked. If the Insured's total disability begins when the Insured is between the Attained Age of 60 and 63, the benefit continues until the Insured reaches Attained Age 65. If the Insured's total disability begins after the Insured reaches Attained Age 63, the benefit continues for two years. This Rider is effective until the Rider’s term expires, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Example:
Assume the following:
● The Waiver of Monthly Deductions Rider is elected and the Premium Waiver Rider has not been purchased;
● The Insured has been totally disabled for six consecutive months and the Insured’s disability is not a result of a risk not assumed; and
● At the time of disability, the Insured’s Attained Age was 57.

The policy’s monthly deductions will be waived (not deducted from the Cash Value) until the
Insured is no longer disabled, or until the Waiver of Monthly Deductions Rider is terminated.

Waiver of Monthly Deductions Rider Charge
A monthly Waiver of Monthly Deductions Rider Charge will be deducted if this Rider is elected. The Rider charge compensates Nationwide for waiving the policy's monthly charges upon the Insured's total disability for six consecutive months. The Rider charge is the product of the monthly policy charges (excluding the cost for this Rider) and the deduction waiver cost rate. The waiver of monthly deductions cost rate is based on Nationwide’s expectations as to the likelihood of the Insured's total disability for six consecutive months. The deduction waiver cost rate varies by the Insured's Attained Age and any Substandard Ratings.

The Waiver of Monthly Deductions Rider Charge will be deducted proportionally from the Sub-Account and Fixed Account allocations, unless the Policy Owner elects Directed Monthly Deductions. Because the Waiver of Monthly Deductions Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Extended Death Benefit Guarantee Rider
General Information about this Rider
This Rider is only available for election at the time of application for the policy.
This Rider provides additional Lapse protection beyond the protection provided under the Guaranteed Policy Continuation Provision of the policy. Lapse protection is designed to provide the Policy Owner the potential long-term benefits of investing in a variable universal life policy while protecting the Policy Owner from losing the life insurance coverage under the base policy due to adverse or unfavorable Investment Experience.
Note: Before electing this Rider, a Policy Owner should consult his/her registered representative to determine if the Lapse protection provided by the policy's Guaranteed Policy Continuation Provision is sufficient to meet their goals. The Rider charge will be incurred while the Guaranteed Policy Continuation Provision of the policy is in effect. In the event Lapse protection benefits become payable during the guaranteed policy continuation period of the base policy, the benefits provided will be greater than or equal to the benefits provided under this Rider.
If this Rider is elected, and while it remains In Force, the investment options available will be limited, as described below. In addition, interaction of this Rider with other elected Riders may result in the limitation or elimination of Rider benefits, as described below.
If the Policy Owner does not meet one of the Premium testing methods described below, the Policy Owner will not receive any coverage or benefits afforded by this Rider. In addition, if at any time after the 10th policy year the Policy Owner fails the 10-Year Paid-Up testing method, that method of testing will no longer be used to determine whether Rider coverage applies.
The Policy Owner must make two irrevocable elections at the time of application:
(1)
the portion of the Base Policy Specified Amount the Policy Owner wants covered by the Rider (the "Guarantee Amount"). The Guarantee Amount must be between 50% and 100% of the Base Policy Specified Amount; and
(2)
the duration of the Rider coverage expressed in full policy years (the "Guarantee Duration"). The Guarantee Duration is subject to the following limits:
(a)
the minimum Guarantee Duration that may be elected is 20 years; and
(b)
the maximum Guarantee Duration that may be elected is equal to 120 years minus the Insured's Attained Age on the Policy Date.
Allocation Restrictions
Nationwide may limit the investment options available for allocation of Premium and transfers of Cash Value when this Rider is elected. Nationwide selected the available Sub-Accounts on the basis of risk factors associated with the underlying mutual fund’s investment objective and Sub-Accounts were excluded from availability with this Rider on the basis of similar risk considerations. The permitted investment options are more conservative than those that are not permitted. By electing this Rider and accepting the limited menu of investment options, Policy Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under this Rider.
For a list of permitted investment options available with this Rider, see Appendix A: Underlying Mutual Funds Available Under the Policy.
The Policy Owner may instruct Nationwide to transfer allocations back and forth between the permitted investment options at any time while this Rider is In Force. Such transfers will be considered a transfer event. While this Rider is In Force, current and future investment allocations must be entirely (100%) to the permitted investment options. Nationwide will not process a transfer request involving an investment option that is not currently permitted under the Rider; rather, the current allocation instructions will remain in effect. The Policy

Owner may choose to terminate the Rider and then instruct Nationwide to make allocations under any of the investment options available under the policy. Termination of the Rider will end all charges and coverage under the Rider including payment of the Guarantee Amount.
How this Rider Operates
During the Guarantee Duration, Nationwide conducts tests to determine whether the Net Accumulated Premium actually paid is equal to or greater than the required Net Accumulated Premium under either the 10-Year Paid-Up Method or the Monthly Premium Method.
The Net Accumulated Premium actually paid equals the cumulative sum of all Premiums paid from the Policy Date to the date of the most recent monthly anniversary of the Policy Date, reduced by any partial surrenders, Indebtedness, and Returned Premium.
The required Net Accumulated Premium is what must be paid for the Rider coverage to apply. Under either test, the required Net Accumulated Premium represents the amount of Premium needed to offset Nationwide’s risk that the Insured may die during a period when the policy would otherwise Lapse. In addition to the Policy Owner’s elections under the Rider, the required Net Accumulated Premium for each test will vary, based on the Insured's issue age, sex, underwriting classification, any Substandard Ratings, the Base Policy Specified Amount, death benefit option, and any other optional benefits elected.
The Policy Owner may decide to pay the required Net Accumulated Premium under either method. Generally, the two methods of calculation are attributable to the different ways Policy Owners pay Premium. The 10-Year Paid-Up Method is generally used by Policy Owners who pay a larger Premium during the first 10 policy years. In contrast, the Monthly Premium Method is generally used by Policy Owners who pay a lower Premium over a longer period of time.
Described below is how and when Nationwide determines, under each method, whether the Policy Owner has paid the required Net Accumulated Premium for the Guarantee Amount to apply.
(1)
10-Year Paid-Up Method – This method determines a required Net Accumulated Premium that must be paid within a 10-year period beginning on the Policy Date, regardless of the Guarantee Duration. The required Net Accumulated Premium under this test is stated in the Policy Data Pages. The test is satisfied if the Net Accumulated Premium paid is equal to or greater than the required Net Accumulated Premium stated in the Policy Data Pages.
During the first 10 policy years, this test is performed on any monthly anniversary of the Policy Date on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders.
This test is also performed on the first monthly anniversary of the Policy Date after the end of the 10th policy year. If the test for the 10-Year Paid-Up Method is not satisfied at that time, Lapse protection under this method is no longer available and the test will no longer be performed. If the test for the 10-Year Paid-Up Method is satisfied with the first test after the end of the 10th policy year, Nationwide will retest at the following times while the Rider remains in effect and the conditions under this method are met:
(a)
on any monthly anniversary of the Policy Date on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders;
(b)
on any date of a partial surrender or policy loan; and
(c)
on any date there is Returned Premium.
Lapse protection is no longer available and retesting will no longer be done under the 10-Year Paid-Up Method after any of the following circumstances occur:
•
failing to satisfy the 10-Year Paid-Up Method test at any time it is performed after the end of the 10th policy year;
•
the Guarantee Duration ends or this Rider is otherwise terminated;
•
increasing the Base Policy Specified Amount;
•
changing the death benefit option; or
•
adding or increasing any Rider coverage on or after the first anniversary of the Policy Date.

If any of the circumstances above occur, the 10-Year Paid-Up Method is no longer available; however, the Policy Owner may still maintain the Guarantee Amount if the test under the Monthly Premium Method is satisfied.
Example:
Assume the Extended Death Benefit Guarantee Rider has not otherwise terminated, the policy is year 11, the policy would enter a Grace Period if the Rider was not In Force, and the following:
● Base Policy Specified Amount is $500,000
● Extended Death Benefit Guarantee Percentage is 50%
● Guarantee Duration is 50 years
● Net Accumulated Premium is $100,000
● Required Net Accumulated Premium under the 10-Year Paid-Up Method is $100,000
● Indebtedness is $0.00
Since the required Net Accumulated Premium under the 10-Year Paid-Up Method is equal to or greater than the Net Accumulated Premium, this test is satisfied, and the policy will remain In Force. Assuming no future loans or partial surrenders are taken, the policy will remain In Force up to policy year 50.

Extended Death Benefit Guarantee Coverage Amount: $500,000 x 50% = $250,000

Note: Depending on how the policy is issued, Guideline Premium/Cash Value Corridor Test or Cash Value Accumulation Test, paying Premium equal to the Net Accumulated Premium under the 10-Year Paid-Up Method may disqualify the policy as a contract for life insurance under Section 7702 of the Code. If this is the case, the Policy Owner can still pay Premium equal to (or in excess of) the required Net Accumulated Premium under the Monthly Premium Method. Request and carefully review illustrations of planned Rider elections, Premium payments, surrender, and/or policy loan activity before purchasing this Rider.
(2)
Monthly Premium Method – This method determines a monthly Premium amount that is stated in the Policy Data Pages. The required Net Accumulated Premium under this test is the sum of the monthly Premium amount in effect for each respective month from the Policy Date to the most recent monthly anniversary of the Policy Date. This test is satisfied if the Net Accumulated Premium paid is equal to or greater than the required Net Accumulated Premium under this method.
This test is performed on any monthly anniversary of the Policy Date during the Guarantee Duration on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders.
Unless this Rider is otherwise terminated, the Monthly Premium Method test will continue to be conducted for the entire Guarantee Duration. This test cannot be lost due to policy changes or failure to meet the test on any given occasion. However, the following policy changes may result in a change to the monthly Premium amount, and therefore the required Net Accumulated Premium, under this method and are subject to Nationwide’s approval:
●
increasing or decreasing the Base Policy Specified Amount;
●
adding or increasing any Rider coverage;
●
changing the death benefit option; or
●
changing the underwriting classification of the Insured.
Situations Where the Guarantee Amount may be Modified
Any changes to the policy resulting in a decrease of the Base Policy Specified Amount, including partial surrenders, will also result in a proportional reduction of the Guarantee Amount.
How the Grace Period under the Policy Operates with this Rider
If the policy enters a Grace Period (i.e., Lapse protection is not available under the Guaranteed Policy Continuation Provision of the policy or under the Rider), then additional Premium payments will be necessary to prevent Lapse. Nationwide will notify the Policy Owner in writing of:

(1)
the amount of Premium required to prevent the policy from Lapsing under Grace Period and Guaranteed Policy Continuation Provision; and
(2)
the amount of Premium required to increase the Net Accumulated Premium paid so that the the Monthly Premium Method test is satisfied.

Example:
Assume the Extended Death Benefit Guarantee Rider has not otherwise terminated, the policy is year 21, month 1, the policy would enter a Grace Period if the Rider was not In Force, and the following:
● Base Policy Specified Amount is $500,000
● Extended Death Benefit Guarantee Percentage is 50%
● Guarantee Duration is 50 years
● Net Accumulated Premium is $125,000
● Indebtedness is $0.00
● Extended Death Benefit Guarantee Monthly Premium is $200
● The required Net Accumulated Premium under the Monthly Premium Method is $200 x {[21 (Policy Year) – 1] x 12 + 1 (Policy Month)}
= $200 x {[20] x 12 + 1}
= $200 x {240 + 1}
= $200 x {241}
= $48,200
Since the required Net Accumulated Premium under the Monthly Premium Method is equal to or greater than the Net Accumulated Premium, this test is satisfied, and the policy will remain In Force up to policy year 50.

Extended Death Benefit Guarantee Coverage Amount: $500,000 x 50% = $250,000

Note: Generally the amount required to prevent the policy from Lapsing under the 10-Year Paid-Up Method test, if applicable, will be greater. Contact the Service Center to obtain this amount. If the 10-Year Paid-Up Method test is not satisfied at any time after the 10th policy year, that test will no longer apply.
This Rider and the policy to which it is attached will terminate unless sufficient Premium is paid within the 61-day Grace Period. This Rider cannot be reinstated after a Lapse, see Lapse.
Interaction with Other Riders
Premium Waiver Rider
If the Premium Waiver Rider was elected, the benefits provided by that Rider in the form of Premium payments will be counted as part of the Net Accumulated Premium paid for the purposes of satisfying the Monthly Premium Method and 10-Year Paid-Up Method tests subject to the following:
•
when qualifying for the benefit under the Premium Waiver Rider, the Premium requirements of this Rider will not be reduced;
•
the benefit provided by the Premium Waiver Rider in the form of Premium payments may not be sufficient on its own to meet the Premium requirements associated with this Rider; and
•
if the benefit provided by the Premium Waiver Rider in the form of Premium payments is not sufficient to satisfy the Monthly Premium Method or 10-Year Paid-Up Method tests, the Policy Owner may have to pay additional Premium to meet the required Net Accumulated Premium under the tests.
Waiver of Monthly Deductions Rider
If the Waiver of Monthly Deductions Rider was elected, then upon qualifying for benefits under that Rider, the required Net Accumulated Premium for this Rider will not be waived or reduced. The benefits provided by the Waiver of Monthly Deductions Rider, in contrast to the Premium Waiver Rider, will not count towards the Net Accumulated Premium for purposes of satisfying any of the required Net Accumulated Premium tests under the Rider. Failure to make Premium payments sufficient to meet either test of required Net Accumulated Premium while the Policy Owner is receiving benefits under the Waiver of Monthly Deductions Rider may result in a loss of benefits under the Rider.
Acceleration of Life Insurance Death Benefit for Qualified Long Term Care Services Rider ("Long-Term Care Rider")
If the Long-Term Care Rider is elected, then upon qualifying for benefits under that Rider, the Premium requirements for the Rider will not be waived or reduced and charges for the Rider will continue to be deducted from the policy’s Cash Value. Benefits under the Long-Term Care Rider do not reduce Net Accumulated Premiums.
The benefit associated with the Long-Term Care Rider is dependent upon the Base Policy Specified Amount. If the Base Policy Specified Amount is greater than the Guarantee Amount associated with the Rider, then upon commencement of benefits under the Rider, the benefits provided by the Long-Term Care Rider will be reduced so that they continue to correspond to the Base Policy Specified Amount after the Rider is invoked.
Overloan Lapse Protection Rider
While the policy is being kept from entering a Grace Period by this Rider, the Overloan Lapse Protection Rider cannot be invoked without first requesting termination of this Rider.
Invoking the Overloan Lapse Protection Rider at any other time will result in termination of this Rider and its charge.
Riders Terminating when Benefits under this Rider Commence
Once benefits commence under this Rider and before the end of the Guarantee Duration, no changes to the base policy will be permitted, i.e., changes to Total Specified Amount and addition of other optional Riders. In addition, if required by the terms of the Extended Death Benefit Guarantee Rider, other elected Riders may terminate or may need to be terminated by the Policy Owner before commencing benefits under this Rider.
If another Rider is terminated by operation of this Rider, charges under terminated Riders will end. The Policy Owner may not reapply for the terminated Rider(s) until the expiration of the Guarantee Duration.
Termination of the Extended Death Benefit Guarantee Rider
This Rider will terminate and no coverage will apply if any of the following occurs:
(1)
the Policy Owner elects to terminate this Rider. Termination will be effective the next business day following receipt at the Service Center of a written request to terminate. If the Policy Owner elects to terminate this Rider, Nationwide may require the Policy Owner to return the Rider and the policy for endorsement;
(2)
the Guarantee Duration ends; or
(3)
the policy Lapses, is surrendered, or otherwise terminates.
Note: This Rider cannot be reinstated if the policy Lapses.
Extended Death Benefit Guarantee Rider Charge
A monthly charge is deducted for the coverage provided by this Rider. The charge for each Base Policy Specified Amount segment is determined, and will vary, based on the Insured's issue age, sex, underwriting classification, Guarantee Amount, and Guarantee Duration.
The Extended Death Benefit Guarantee Rider charge will be deducted proportionally from the Sub-Account and Fixed Account allocations, unless the Policy Owner elects Directed Monthly Deductions. Because the Extended Death Benefit Guarantee Rider charge is deducted from Cash Value, purchase of this Rider may reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Adjusted Sales Load Life Insurance Rider
The Adjusted Sales Load Life Insurance Rider is no longer available for election for applications signed after January 8, 2010. The information in this Appendix is applicable only if the policy was issued with the Adjusted Sales Load Life Insurance Rider.

The following table describes the periodic charges applicable to the Adjusted Sales Load Life Insurance Rider.
Periodic Charges For Riders
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Adjusted Sales Load Life Insurance Rider Charge	Monthly	Maximum for each 1% of Premium Load replaced:$0.14 for each $1,000 of aggregate Premiums	Currently:$0.14 for each $1,000 of aggregate Premiums
The following disclosure describes the benefits, charges and operation of the Adjusted Sales Load Life Insurance Rider.
The benefit associated with the Adjusted Sales Load Life Insurance Rider is the replacement of all or a portion of the up-front Premium Load (comprised of the Sales Load and Premium Taxes) with a monthly Rider charge. The Policy Owner may elect the number of years (from one to seven) where Premium Load would be replaced. Premium Load will be assessed on any amount that is not elected to be replaced by the Rider.
Rider Availability
This Rider is only available to purchase at the time of application.To better understand the benefits of this Rider, ask for an illustration of future benefits and rights under the policy with and without the purchase of this Rider.
Adjusted Sales Load Rider Charge
A monthly Adjusted Sales Load Life Insurance Rider Charge is assessed to compensate Nationwide for the sales and premium tax expenses that it will not collect in the form of Premium Load. The aggregate monthly Rider charges will be greater than the amount Nationwide would have deducted as Premium Load. The monthly charge is the product of the policy's aggregate monthly Premiums since the Policy Date, the portion of Premium Load elected to be replaced (expressed as a whole percentage of Premiums paid), and the factor of 0.0001354. The Rider's charge may vary. Each Premium payment made will cause the Rider's charge to increase. How long the Rider charge is assessed will also vary. The Rider charge will be assessed for nine policy years, plus the number of years (from one to seven) that the Premium

Load is to be replaced (with a maximum Rider charge period of 15 years). However, if a Policy Owner stops making Premium payments during that one to seven-year period, the Rider charge will only be assessed for nine policy years, plus the number of years where Premium payments were actually received.
Example:
Upon election, the Policy Owner anticipated making Premium payments for five years.
Therefore, the Policy Owner could expect to have the Rider charge assessed for 14 years
(nine years plus five years). However, the Policy Owner actually makes the last Premium payment in policy year three and does not make any additional Premium payments. Since the Policy Owner did not get full "use" of the Rider (the Policy Owner only received three years worth of Premium Load replacement), the Rider charge will only be assessed for 12 policy years (nine years plus the three years' worth of benefit received).

If the policy terminates within the first 10 policy years, Nationwide will deduct from the Cash Surrender Value an amount to compensate it for the Premium Load waived, but not recovered, as a Rider charge. The amount deducted from the Cash Surrender Value will equal the product of the actual Premium Load replaced by the Rider (in dollars) and the percentage from the following table that corresponds to the number of years the policy has been In Force.
Policy Year	Percentage
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	40%
8	30%
9	20%
10	10%
11 and Later	0%

Example:
The Policy Owner elected to replace the Premium Load for seven years. During the fifth policy year, the Policy Owner terminates the policy. During the five years the policy was In
Force, $10,000 of Premium was paid. The amount of Premium Load that the Rider replaced is $400 ($40 for each $1,000 of Premium). Therefore, Nationwide will deduct $240 (60% of
$400) from the policy’s Cash Surrender Value.

The Adjusted Sales Load Life Insurance Rider Charge will be deducted proportionally from the Sub-Account allocations and Fixed Account, unless the Policy Owner elects Directed Monthly Deductions. Because the charge for this benefit is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Policy Owner Services
Dollar Cost Averaging
Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time. A Policy Owner may elect to participate in the dollar cost averaging program at the time of application or at a later date by submitting an election form to the Service Center. An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date requested or, if that date has passed or no date is specified, at the end of the Valuation Period during which the request was received, or the end of the right to cancel period, whichever is later.
There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events. Dollar cost averaging transfers will continue to be processed until there is no more Cash Value left in the originating investment option(s) or until a Policy Owner instructs Nationwide to terminate the service. Policy Owners may direct Nationwide to automatically transfer specific amounts from the Fixed Account and the:

•
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V
•
Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I)
to any other Sub-Account. Certain Sub-Accounts may or may not be available depending on when the policy was purchased, see Appendix A: Underlying Mutual Funds Available Under the Policy for details on Sub-Account availability. Transfers from the Fixed Account must be no more than 1/30th of the Fixed Account value at the time the program is elected.
Nationwide does not assure the success of these strategies and cannot guarantee that dollar cost averaging will result in a profit or protect against a loss. A Policy Owner should carefully consider his or her financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high. Nationwide may modify, suspend, or discontinue these programs at any time. Nationwide will notify Policy Owners in writing 30 days before doing so. If Nationwide suspends or discontinues a dollar cost averaging program at a time when other requested transfers from the Fixed Account are subject to restrictions, further transfers from the Fixed Account will be subject to the restrictions until or unless another dollar cost averaging program is offered and elected, see Fixed Account Restrictions.
Example:
Policy Owner elects to participate in Dollar Cost Averaging and has transferred $30,000 to the Fixed Account, which will serve as the source investment option for her Dollar Cost
Averaging program. She would like the Dollar Cost Averaging transfers to be allocated as follows: $1,500 to Sub-Account L and $1,000 to Sub-Account M. Each month, Nationwide will automatically transfer $2,500 from the Fixed Account and allocate $1,000 to Sub-
Account M and $1,500 to Sub-Account L until the Fixed Account is depleted.

Enhanced Dollar Cost Averaging
Periodically, Nationwide may offer enhanced dollar cost averaging programs. When offered, these programs will be available only at the time of application. All or a portion of the initial Premium may be applied to a program. Subsequent Premium is not eligible for inclusion in the program. Under an enhanced dollar cost averaging program, the interest rate credited to the initial Premium allocated to the Fixed Account will be greater than the interest rate credited to standard Fixed Account allocations. Enhanced dollar cost averaging programs will last for one year. Cash Value attributable to the enhanced dollar cost averaging program will be transferred from the program according to the Policy Owner’s allocation instructions for Net Premium based on the following schedule:
Beginning of Month	Fraction of Cash Value Transferred
2	1/11
3	1/10
4	1/9
5	1/8
6	1/7
7	1/6
8	1/5
9	1/4
10	1/3
11	1/2
12	Remaining Amount

Enhanced Dollar Cost Averaging transfers are not considered transfer events.
Example:
At the time of application, the Policy Owner elects to participate in Enhanced Dollar Cost
Averaging and submits an initial Premium of $25,000 to be allocated to the Fixed Account, which will receive an enhanced interest crediting rate. He would like the Enhanced Dollar
Cost Averaging transfers to be allocated as follows: 40% to Sub-Account L and 60% to Sub-
Account M. Each month, Nationwide will automatically transfer Cash Value attributable to the Enhanced Dollar Cost Averaging program to the selected Sub-Accounts based on the schedule above (1/11 of the Cash Value will be transferred at the beginning of month 2;
1/10 of the program’s Cash Value will be transferred at the beginning of month 3; etc.).

Asset Rebalancing
A Policy Owner may elect to participate in an asset rebalancing program. Asset rebalancing involves the automatic rebalancing of the Cash Value in the chosen Sub-Accounts (up to 20) on a periodic basis. Cash Value allocated to the Fixed Account is not eligible for asset rebalancing. A Policy Owner can schedule asset rebalancing to occur every three, six, or 12 months on days when Nationwide prices Accumulation Units. There is no charge for asset rebalancing and it does not count as a transfer event.
A Policy Owner may elect to participate in an asset rebalancing program at the time of application or at a later date by submitting an election form to the Service Center. Premium received with or after the asset rebalancing application will continue to be initially allocated according to the Policy Owner’s instructions for Net Premium, unless they elect on the asset rebalancing application to replace the allocation instructions for Net Premium with the asset rebalancing program’s Sub-Account allocations. Whether this election is made or not, all Cash Value in the Sub-Accounts will be reallocated according to the asset rebalancing program’s allocations at the frequency elected by the Policy Owner. Manual transfers will not automatically terminate the program. As long as a policy with asset rebalancing elected remains In Force, termination of asset rebalancing will only occur as a result of specific instruction by a Policy Owner to do so. Nationwide may modify, suspend, or discontinue asset rebalancing programs at any time.
Example:
Policy Owner elects to participate in Asset Rebalancing and has instructed his Cash Value be allocated as follows and rebalanced on a quarterly basis: 40% to Sub-Account A, 40% to
Sub-Account B, and 20% to Sub-Account C. Each quarter, Nationwide will automatically rebalance Policy Owner’s Cash Value by transferring Cash Value among the three elected
Sub-Accounts so that his 40%/40%/20% allocation remains intact.

Automated Income Monitor
Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost. This program is only available to policies that are not modified endowment contracts.
Automated Income Monitor programs are intended for Policy Owners who wish to take an income stream of scheduled payments from the Cash Value of the policy. The income stream is generated via partial surrenders until the policy cost basis is depleted, then through policy loans. Taking partial surrenders and/or policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood the policy will Lapse. Before requesting the Automated Income Monitor program, Policy Owners should consult with financial and tax advisors.
At the time of application for a program, Nationwide will provide Policy Owners with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value, and Death Benefit. Policy Owners must submit this illustration along with an application when electing an Automated Income Monitor program. Programs will commence at the beginning of the next Policy Monthaversary after Nationwide receives the election form and illustration. On each policy anniversary thereafter Nationwide will provide an updated In Force illustration to assist Policy Owners in determining whether to continue, modify, or discontinue an elected program. Policy Owners may request modification or termination of a program at any time by written request to the Service Center.
A Policy Owner’s program will be based on the policy's Cash Surrender Value at the time of election and each succeeding policy anniversary, and on the following elections:

(1)
Payment type:
(a)
Fixed Amount: If a Policy Owner elected payments of a fixed amount, the amount received will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and the policy's Investment Experience; or
(b)
Fixed Duration: If a Policy Owner elected payments for a fixed duration, the amount received during the first year will be based on the illustration assumptions below. After the first year, the amount will vary based on the illustration assumptions and policy Investment Experience to maintain the elected duration.
(2)
Illustration assumptions:
(a)
an assumed variable rate of return specified by the Policy Owner from the available options stated in the election form;
(b)
minimum Cash Surrender Value targeted by the Policy Owner to have remaining on the policy's Maturity Date, or other date specified by the Policy Owner. This dollar amount is used to calculate available income. It is not guaranteed to be the Cash Surrender Value on the specified date;
(c)
a Policy Owner may also request a change of death benefit option, or a decrease in Base Policy Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and
(d)
payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only.
Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations. However, larger payments or longer duration may increase the likelihood the policy will Lapse.
Note: Policy Owners are responsible for monitoring the policy to prevent Lapse. Nationwide will provide annual In Force illustrations based on current Cash Surrender Values and the elected illustration assumptions to assist Policy Owners with preventing Lapse. Policy Owners may request modification or termination of a program at any time by written request to the Service Center.
Example:
Assume:
● Insured’s Issue Age was 45.
● Policy Owner paid Premiums totaling $490,000 during the first 25 policy years.
● Just prior to policy year 26 (Attained Age 70) the policy’s Cash Value is just over $1,000,000 and the Investment in the Contract is $490,000.
● The Policy Owner completes an Automated Income Monitor election form and chooses a
5% gross rate of return, a goal of $100,000 Cash Surrender Value at Attained Age 95 and the Fixed Duration option for 25 years.

● The first AIM In Force illustration is run that solves for an annual income amount at an assumed 5% gross rate of return and a goal of at least $100,000 of Cash Surrender
Value at Attained Age 95. The result of the solve is an annual income amount of $66,720.

A partial surrender of $66,720 will be processed and sent to the Policy Owner. Each year thereafter, if the Automated Income Monitor program has not been terminated, another illustration will be run with the same assumptions and income solve. The appropriate partial surrender amount based on each solve will be processed. This will continue until the entire
$490,000 Investment in the Contract has been distributed through partial surrenders, then the income amounts will be processed as loans.

Automated Income Monitor programs are subject to the following additional conditions:
(1)
To prevent adverse tax consequences, a Policy Owner can authorize Nationwide to make scheduled payments via policy loan when:
(a)
the policy's cost basis is reduced to zero;
(b)
a partial surrender within the first 15 policy years would be a taxable event;

(c)
or to prevent the policy from becoming a MEC, see Taxes.
Note: Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans, see Partial Surrender and Policy Loans.
(2)
While a program is in effect, no Premium payment reminder notices will be sent unless requested; however, Premium payments will be accepted.
(3)
Programs will terminate on the earliest of the following:
(a)
Nationwide’s receipt at the Service Center of a written request to terminate participation;
(b)
at the time the policy enters a Grace Period or terminates for any reason;
(c)
at the time of a requested partial surrender or policy loan outside the program;
(d)
upon a change of Policy Owner;
(e)
for income based on a fixed duration, the end of the period the Policy Owner specified at the time of election;
(f)
on any policy anniversary when the current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption the Policy Owner specified;
(g)
at any time the scheduled partial surrender or policy loan would cause the policy to fail to qualify as life insurance under Section 7702 of the Code; or
(h)
the policy's Maturity Date.
Additionally, the program will terminate when one of the following Riders is invoked or begins providing benefits: the Overloan Lapse Protection Rider, the Extended Death Benefit Guarantee Rider, and the Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider.
Nationwide will notify Policy Owners upon termination of an Automated Income Monitor program. In addition, Nationwide may modify, suspend, or discontinue Automated Income Monitor programs at any time. Nationwide will notify Policy Owners in writing 30 days before doing so.
Policy Loans
After the expiration of the right to cancel period and while the policy is In Force, a Policy Owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the Policy Owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center.
Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The Policy Owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
Loan Amount
The minimum loan amount is $200. The maximum loanable amount is equal to 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the Fixed Account and 100% of the policy loan account, if any, less any surrender charge and any Indebtedness. Nationwide pays the policy loan to the Policy Owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.

Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide transfers an amount equal to the policy loan from the policy's investment options. Collateral amounts are transferred from the Cash Value to the policy loan account (which is part of Nationwide's general account). Amounts held as collateral against a policy loan do not participate in the Investment Experience of the Sub-Accounts. Policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
Amounts transferred from the policy's Cash Value equal to the policy loan account are deducted from the Sub-Accounts in the same proportion as the Sub-Account allocations, unless the Policy Owner has instructed otherwise. Nationwide will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.
The Policy Owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum annualized rate stated on the Policy Data Pages. Interest credited to the policy loan account is an obligation of Nationwide’s general account and is dependent on Nationwide’s financial strength and claims paying ability. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the Fixed Account.
Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The guaranteed maximum annualized interest charged rate is 4.50%. On a current basis, rates may change and may vary by policy year, subject to the guaranteed maximum. Policy loan interest charges may provide revenue for risk charges and profit.
If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited. If not paid when due, Nationwide will transfer an amount equal to the unpaid interest from the policy's investment options and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts transferred from the policy's investment options as unpaid interest charges will be transferred to the policy loan account in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
Upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrender, Lapse, Maturity.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will transfer interest charged on Indebtedness from the policy's investment options to the collateral account, and transfer interest credited on collateral from the policy loan account to the investment options:
•
Annually, at the end of a policy year;
•
At the time a new loan is requested;
•
When a loan repayment is made;
•
Upon the Insured's death;
•
Upon policy Lapse; and/or
•
Upon a full surrender of the policy.
In most cases, the interest earned on collateral will be less and in some cases, significantly less, than the interest charged against the Indebtedness.

Repayment
The Policy Owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The Policy Owner should contact the Service Center to obtain loan pay-off amounts.
Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the Policy Owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
Nationwide will treat any payments made as Premium payments, unless the Policy Owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the Policy Owner to repay Indebtedness before making additional Premium payments because Premium Load charges are deducted from Premium payments but not from loan repayments.
If the Policy Owner makes a loan repayment, it will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Policy Owner indicates otherwise.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Example:
Assume the following:
● The policy’s Cash Value is $43,000 and it is allocated entirely to the Sub-Accounts.
● There is no existing Indebtedness.
● The Policy Owner has requested a $6,000 policy loan at the beginning of the first Policy Year.
*For reference, the maximum policy loan would be $38,700 = $43,000 x 90% - $0.00 (Indebtedness)
Once the $6,000 loan is approved, $6,000 is paid directly to the Policy Owner from
Nationwide. $6,000 is transferred from the Sub-Accounts to the policy loan account. This serves as collateral for Nationwide. The policy’s Indebtedness on the day of the loan is
$6,000.

● At the end of the first Policy Year, assume the only loan the Policy Owner requested was the $6,000 loan. Assuming the Policy Owner has not made any loan repayments, the
Indebtedness at the end of the next occurring policy anniversary is $6,120 due to $120 of accrued loan interest during the year ($6,000 + $120 = $6,120). Should a claim for the
Death Benefit Proceeds be made, the Proceeds would be reduced by the $6,120
Indebtedness.

● Assuming no loan repayments are ever made, Indebtedness continues to accrue interest.
All unpaid loan interest will also be treated as new policy loans and loan interest will continue to accumulate as Indebtedness

● If the Policy Owner submits a loan repayment, the amount of the loan repayment will be transferred from the policy loan account and credited to the Cash Value.
● If any Indebtedness exists when the Surrender Proceeds or Death Benefit Proceeds become payable, the Proceeds will be reduced by the total Indebtedness.
Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges, see Unfavorable Sub-Account Investment Experience. A Policy Owner can avoid Lapsing the policy by paying the amount required by the Guaranteed Policy Continuation Provision, purchasing and meeting the requirements of the Extended Death Benefit Guarantee Rider, or by invoking the Overloan Lapse Protection Rider to prevent the policy from Lapsing due to Indebtedness. Before any Lapse, there is a Grace Period during which a Policy Owner can take action to prevent the Lapse. Subject to certain conditions, a Policy Owner may reinstate a policy that has Lapsed.

Guaranteed Policy Continuation Provision
The policy provides for a Guaranteed Policy Continuation Provision during the Initial Death Benefit Guarantee Period shown in the Policy Data Pages. During the Initial Death Benefit Guarantee Period, the policy will not Lapse if at the time a Lapse would otherwise occur, the Premium paid, reduced for any Indebtedness, partial surrenders, and/or Returned Premiums, is equal to or greater than the sum of the Monthly Initial Death Benefit Guarantee Premium in effect for each respective month since the policy was issued.
The Monthly Initial Death Benefit Guarantee Premium required is stated in the Policy Data Pages and will vary by the Insured's issue age, sex, underwriting classification, any Substandard Ratings, the Total Specified Amount and any Riders elected.
The Monthly Initial Death Benefit Guarantee Premium can only change due to action taken by the Policy Owner. If a Policy Owner has made any changes to the policy after it is issued, including any partial surrenders, increases or decreases to the Total Specified Amount, adding or terminating a Rider, and/or changing the death benefit option, the Monthly Initial Death Benefit Guarantee Premium may change. A change will result in reissued Policy Data Pages which will show the new Monthly Initial Death Benefit Guarantee Premium. Upon request and for no charge, Nationwide will determine whether Premium payments, minus any Indebtedness and partial surrenders, and/or Returned Premiums are sufficient to keep the Guaranteed Policy Continuation Provision in effect.
When the Initial Death Benefit Guarantee Period ends, if the Cash Surrender Value remains insufficient to cover the monthly policy charges, the policy is at risk of Lapsing and a Grace Period will begin. There is no separate additional charge for the Guaranteed Policy Continuation Provision.
Duration of the Initial Death Benefit Guarantee Period
The Initial Death Benefit Guarantee Period begins when Nationwide issues the policy. The duration of the Initial Death Benefit Guarantee Period depends on the Insured's Issue Age on the Policy Date, as reflected in the following table:
Insured's Issue Age on the Policy Date:	0-69	70 or older
Duration of Guaranteed Policy Continuation Period:	the lesser of 10 policy years or to Attained Age 75	five policy years
Grace Period
If the Cash Surrender Value on any Policy Monthaversary is not sufficient to cover the current monthly deductions and the requirements of the Guaranteed Policy Continuation Provision or the Extended Death Benefit Guarantee Rider, if applicable, are not met, then a Grace Period will begin. At the beginning of a Grace Period, the Policy Owner will receive a notice from Nationwide that will indicate the amount of Premium that must be paid to avoid Lapsing the policy. If the required Premium is not paid within 61 days, the policy and all Riders will Lapse. The amount is equal to:
1) The lesser of:
•
the amount of Premium required to pay any due and unpaid policy charges; or
•
during the Initial Death Benefit Guarantee Period, the amount of Premium that will bring the Guaranteed Policy Continuation Provision back into effect; or
•
if the Extended Death Benefit Guarantee Rider is elected and the Initial Death Benefit Guarantee Period has ended, the amount of Premium that will satisfy the Rider; plus
2) Premium projected to keep the policy In Force for three additional months.
The Grace Period will not alter the operation of the policy or the payment of Proceeds.
Reinstatement
A Policy Owner may request reinstatement of a Lapsed policy by:
(1)
submitting, at any time within three years after the end of the Grace Period (or longer if required by state law) and before the Maturity Date, a written request to the Service Center to reinstate the policy;
(2)
providing evidence of insurability satisfactory to Nationwide;
(3)
paying:

(a)
if the policy is not in the Initial Death Benefit Guarantee Period, sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period, plus the policy charges due on the reinstatement date, plus any amount needed to increase the Cash Value, minus any Indebtedness and any surrender charge, to zero; or
(b)
if the policy is in the Initial Death Benefit Guarantee Period, the lesser of:
i.
sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period, plus the policy charges due on the reinstatement date, plus any amount needed to increase the Cash Value, minus any Indebtedness and any surrender charge, to zero; or
ii.
sufficient Premium to meet the Monthly Initial Death Benefit Guarantee Premium requirement of the Guaranteed Policy Continuation Provision; and
(c)
sufficient Premium, to pay policy charges and/or Monthly Initial Death Benefit Guarantee Premium to meet the requirements of the Guaranteed Policy Continuation Provision as applicable, to keep the policy In Force for three months (or less if required by state law) from the date of reinstatement; and
(4)
repaying or reinstating any Indebtedness that existed at the end of the Grace Period.
The Policy Owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability.
If Nationwide approves the application for reinstatement and receives the required Premium, the effective date of a reinstated policy, including any reinstated Riders, will be the coinciding or next Policy Monthaversary following the date Nationwide approves the application for reinstatement.
If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of the surrender charge corresponding to the policy year in which the policy is reinstated or the Cash Value at the end of the most recent Grace Period. Nationwide will add any Premiums or loan repayments that were made to reinstate the policy to the Cash Value.
The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless the Policy Owner indicates otherwise.
Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the Policy Owner’s written surrender request in good order at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Any applicable surrender charges will be deducted from the policy’s Cash Value, see Surrender Charge. See Payment of Policy Proceeds for additional information.
Policy Restoration after a Full Surrender
Prior to the Insured’s death, Nationwide will permit restoration of a surrendered policy pursuant to established procedures to meet the requirements of state insurance law regarding the replacement of life insurance (i.e., use of the Proceeds from a surrendered policy to purchase a new policy). Restored policies will be treated as if they were never surrendered for all purposes, including Investment Experience, interest, and deduction of charges, see Policy Restoration Procedure in the Statement of Additional Information.
Partial Surrender
A Policy Owner may request a partial surrender of the policy's Cash Surrender Value at any time after the first policy year. A partial surrender will be effective as of the date Nationwide receives the Policy Owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center. A Partial Surrender Fee may be applied to each partial surrender that equals the lesser of $25 or 2% of the amount surrendered. Currently, Nationwide waives the partial surrender fee, see Partial Surrender Fee. See Payment of Policy Proceeds for additional information.

Nationwide reserves the right to limit the number of partial surrenders to one per policy year. The minimum amount of any partial surrender request is $200. In policy years 2-10, the maximum amount of a partial surrender in any given policy year is 10% of the Cash Surrender Value as of the beginning of the policy year. In policy years 11+, the maximum amount of a partial surrender is equal to the Cash Surrender Value less the greater of $500 or three times the most recent monthly deductions. Monthly deductions are calculated for each month, beginning on the Policy Date, as follows:
(1)
Mortality and Expense Risk Charge; plus
(2)
Administrative Per Policy Charge; plus
(3)
the monthly cost of any additional benefits provided by any Riders; plus
(4)
the Base Policy Specified Amount Cost of Insurance.
A partial surrender cannot cause the Total Specified Amount to be reduced below the Minimum Total Specified Amount indicated on the Policy Data Page, and after any partial surrender, the policy must continue to qualify as life insurance under Section 7702 of the Code. Partial surrenders may be subject to income tax penalties. They could also cause the policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy, see Taxes.
If a Policy Owner takes a partial surrender, Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts equal to the amount of the partial surrender. If there is insufficient value in the Sub-Accounts, Nationwide will surrender amounts from the Fixed Account.
Reduction of the Base Policy Specified Amount due to a Partial Surrender
When a partial surrender is taken, the Base Policy Specified Amount will be reduced by the amount necessary to prevent an increase in the Net Amount At Risk. The Base Policy Specified Amount reduction will not exceed the partial surrender amount. The policy's charges going forward will be based on the new Base Policy Specified Amount.
Any reduction of the Base Policy Specified Amount will be made in the following order: against the most recent increase in the Base Policy Specified Amount, then against the next most recent increases in the Base Policy Specified Amount in succession, and finally, against the initial Base Policy Specified Amount.
The Death Benefit
Standard Death Benefit Options
Policy Owners have a choice of one of two available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit .
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, if the Insured dies by suicide, or benefits were paid under a Rider that accelerated all or a portion of the Death Benefit.
While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.

The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the Policy Owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•
the cash value accumulation test; or
•
the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the guideline premium/cash value corridor test. If the cash value accumulation test is elected, the Overloan Lapse Protection Rider is not available.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage calculated as described in the Code. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.
In deciding which test to elect for the policy, consider the following:
•
The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•
Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•
Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Death Benefit Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
Changes in the Death Benefit Option
After the first policy year, a Policy Owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. Nationwide will permit only one change of death benefit option per policy year. The effective date of a change will be the monthly anniversary of the Policy Date following the date Nationwide approves the change.
For any change in the death benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.
Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount, except for the per $1,000 of Specified Amount charge, which will continue to be based on the original Total Specified Amount for each segment of insurance coverage. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change.

The Policy Owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.
Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any Premium limitations under the Code.
Where the Policy Owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any Premium limitations under Section 7702 of the Code.
Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
Suicide
If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, partial surrenders, and any benefits paid as an acceleration of the Base Policy Specified Amount or Total Specified Amount. Similarly, if the Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount is accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus all policy charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
Policy Maturity
If the policy is In Force on the Maturity Date, coverage will automatically be extended (unless otherwise elected by the Policy Owner) until the Insured's date of death at which time Proceeds will be paid to the beneficiary, see Extending Coverage Beyond the Maturity Date.
If the Policy Owner elects not to extend coverage beyond the Maturity Date, Nationwide will pay the Proceeds generally within seven days after the written request for payment is received at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.
The primary purpose of extending coverage beyond the Maturity Date is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of the policy cost basis if the maturity Proceeds are taken, see Surrender, Lapse, Maturity.
Assuming no Indebtedness exists on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds on the Maturity Date. However, because the loan interest rate charged may be greater than loan interest credited, if Indebtedness on or after the Maturity Date exists, Proceeds after the Maturity Date may be less than the Proceeds on the Maturity Date.
Extending Coverage Beyond the Maturity Date
The termination of some policy and/or Rider benefits will coincide with extension of coverage beyond the Maturity Date. If coverage is extended beyond the Maturity Date:
(1)
the policy's Total Specified Amount will be equal to the Base Policy Specified Amount and will be adjusted to what it was when the Insured reached Attained Age 85, subject to any adjustment for partial surrenders, and reduced for any subsequent Base Policy Specified Amount decreases;
(2)
no changes to the Base Policy Specified Amount and/or the Total Specified Amount will be permitted;
(3)
no changes to the Death Benefit option will be permitted;
(4)
100% of the policy's Cash Value will be transferred to the Fixed Account;

(5)
if applicable, the Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider will remain in effect;
(6)
if the Additional Term Insurance Rider is in effect, the extension of coverage will not apply to the Rider Specified Amount;
(7)
no additional Premium payments will be permitted;
(8)
no additional monthly periodic charges will be deducted;
(9)
loan interest will continue to be charged on Indebtedness; and
(10)
the Policy Owner can request partial surrenders.
Note: Partial surrenders will affect the Base Policy Specified Amount of a policy with Death Benefit Option 1 based on the Insured's Attained Age at the time the partial surrender is requested. While the Insured is between the Attained Age of 86 and 90, a partial surrender will decrease the Base Policy Specified Amount proportionately. If the Insured is Attained Age 91 or older, a partial surrender will reduce the Proceeds by an amount proportionate to the ratio of the partial surrender to the Cash Value.
Notwithstanding the above, if the Overloan Lapse Protection Rider was invoked, the Proceeds may be reduced, see Overloan Lapse Protection Rider.
Coverage beyond the Maturity Date will not be extended when the policy would fail the definition of life insurance under the Code.
Payment of Policy Proceeds
Normally, Nationwide will make a lump sum payment of the Proceeds within seven days after the written request for payment is received at the Service Center. However, Nationwide may postpone payment of the Proceeds from:
•
the general account options for up to six months;
•
on the days that it is unable to price Sub-Account Accumulation Units, see Valuation of Accumulation Units; and/or
•
as permitted or required by federal securities laws and rules and regulations of the SEC.
Death Benefit Proceeds are paid from Nationwide’s general account. For payout options other than lump sum, Nationwide will issue a settlement contract in exchange for the policy, see Policy Settlement Options.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Policy Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Policy Settlement Options
Proceeds (Death Benefit, maturity Proceeds, or Cash Surrender Value) may be paid out in a lump sum, or in another form that is elected at application.

At any time before the Proceeds become payable, a Policy Owner may request to change the payout option by writing to the Service Center.
If more than one payout option is elected, at least $2,000 must be apportioned to each option and each payment (made at the specified interval) must be at least $20. The settlement options below are based on predetermined fixed payments.
If the Policy Owner does not make an election as to the form of the Proceeds, upon the Insured's death, the beneficiary may make the election. Changing the beneficiary of the policy will revoke the payout option(s) in effect at that time. Proceeds are neither assignable nor subject to claims of creditors or legal process. If the beneficiary does not make an election, Nationwide will pay the Proceeds in a lump sum.
Note that for the remainder of Payment of Policy Proceeds provision, "payee" means the person(s) entitled to the Proceeds.
Life Income with Payments Guaranteed Option
If the Life Income with Payments Guaranteed Option is elected, Nationwide will retain the Proceeds and make payments to the payee at specified intervals for a guaranteed period (10, 15, or 20 years) and, if the payee is still living at the end of the guaranteed period, the payments will continue for the rest of the payee’s life. During the guaranteed period, Nationwide will pay interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually. Nationwide will determine annually if any interest in excess of 2.5% will be paid. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. If a payee dies before the guaranteed period has elapsed, Nationwide will make the remaining payments to the payee’s estate. If the payee dies after the guaranteed period has elapsed, no further payments will be made.
Joint and Survivor Life Option
If the Joint and Survivor Life Option was elected, Nationwide will retain the Proceeds and make equal payments to the payees at specified intervals for the life of the last surviving payee. The Proceeds can be paid at the beginning of 12, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the death of the last surviving payee. Nationwide will make no payments to the last surviving payee's estate. It is possible that only one payment will be made under this option if both payees die prior to the first payment.
Life Income Option
If the Life Income Option is elected, Nationwide will use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be based on current individual immediate annuity purchase rates in effect on the date the immediate annuity is elected. The Proceeds will be paid 30 days after this option is elected and future payments can be paid at the end of 12, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the payee’s death. Nationwide will make no payments to the payee’s estate. It is possible that only one payment will be made under this option if the payee dies prior to the first payment.
Some or all of the payout options listed may not be available in all states. Forms of payout other than the three listed above may be requested, but are subject to Nationwide’s approval. Requests for other forms of payout must be based on fixed payments; no variable payment options are permitted. The amount of payments and duration of any other payout options will be determined by Nationwide.
Payments to Minors
Nationwide will not make payments directly to minors. Contact a legal advisor for options to facilitate payment of Policy Proceeds intended for a minor’s benefit.
Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and depends on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. It does not cover state, local, or other taxes. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of property made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).
The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse as well as for certain amounts that pass to the decedent’s surviving spouse.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate of 40% subject to any applicable exemptions.
The Tax Cuts and Jobs Act (the "Act") of 2017, doubled the basic estate and gift tax exclusion amount from $5 million to $10 million for estates of persons dying and gifts occurring after December 31, 2017. The exclusion amount is adjusted annually for inflation.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
Federal Transfer Tax
Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient's taxable income. If the policy owner (whether or not they are the insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift, estate and income tax.
Investment Gain in the Policy
The income tax treatment of increases in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the statutory definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide believes the policy meets the statutory requirements of Code Section 7702 and will monitor the policy’s compliance with Section 7702, and take whatever steps are necessary to stay in compliance.

Diversification and Investor Control
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be currently taxed as ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
For a variable life policy to receive favorable tax treatment, the life insurance company must be considered the owner of the separate account assets supporting the investment options within the policy. If the policy owner is considered to exercise investment control over the separate account assets, the policy owner will be treated as the owner of those assets and not the insurance company. As a result, the income and gain attributed to the separate account assets will be taxed currently to the policyholder. The IRS has issued guidance that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the variable policyowner will be considered the owner of the separate account assets. Should the Treasury Secretary issue additional rules or regulations that would limit the extent to which a policy owner may direct their investment to particular underlying investment options without being treated as the owner of the separate account assets, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, we believe that the policy qualifies as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals, loans, premiums Nationwide accepts but then returns in order to meet the Code's definition of life insurance, and amounts deducted from the policy’s Cash Value used to pay the cost of any rider to the policy.
The income tax treatment of cash distributions and loans from the policy depends on whether the policy is also considered a modified endowment contract under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
Depending on the policy owner's circumstances, the use of the cash value of the policy to pay for the cost of any rider to the base life policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy taking into account the policy owner's individual facts and circumstances.
A Life Insurance Policy that is a Modified Endowment Contract
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract. A policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums.
Section 7702A of the Code defines a modified endowment contract as a life insurance policy where the total premiums paid at any time during the first 7 contract years exceeds the sum of the seven pay premiums, which is the sum of the level annual premiums that would have been paid at that time if the policy provided for paid up benefits after the payment of 7 level annual premiums. A policy may become a modified endowment contract because of a "reduction in benefits" as defined by Section 7702A(c) of the Code, or may become subject to a new 7-year testing period because of a "material change."
The Code provides special rules for the taxation of partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are treated first as a distribution of gain to the extent that the cash value of the policy exceeds the Investment in the Contract (generally, the net premiums paid for the policy). In addition, a 10% penalty generally applies to the taxable portion of such distributions unless an exception to the 10% penalty applies.
All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.

If the policy is not issued as a modified endowment contract, Nationwide will monitor the policy and advise the Policy Owner if the payment of a Premium, or other transaction, may cause the policy to become a modified endowment contract. It is only with the Policy Owner's written authorization that Nationwide will permit the policy to become a modified endowment contract. Otherwise, Nationwide will reject the requested action or refund any Premium paid that exceeds the modified endowment limits.
A Life Insurance Policy that is NOT a Modified Endowment Contract
Distributions from a life insurance policy that is not a modified endowment contract is generally treated as being first a return of nontaxable premiums paid (Investment in the Contract), and then taxable income after full recovery of the Investment in the Contract. Distributions not in excess of Investment in the Contract will reduce the owner's Investment in the Contract.
However, in certain circumstances a distribution from a policy that is not a modified endowment contract may not be treated as being first a return of non-taxable Investment in the Contract as previously described. If during the first 15 years after a policy is issued, a cash distribution is made because of or in anticipation of a reduction in the face amount of the death benefit, then the cash distribution may be fully or partially taxable to the policy owner. The policy owner should consult a competent tax advisor to carefully consider this potential tax consequence and seek further information before requesting any changes in the terms of the policy.
In general, interest paid on a policy loan will not be deductible. In addition, unlike a modified endowment contract, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.
Surrender, Lapse, Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or is deemed received upon maturity) plus total policy indebtedness exceeds the Investment in the Contract, then the excess generally will be treated as taxable ordinary income, regardless of whether the policy is a modified endowment contract. In circumstances where the policy indebtedness is very large, the amount of tax could exceed the amount of cash distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust is $16,000.
Modified adjusted gross income is equal to adjusted gross income with several modifications; the policy owner should consult with a tax advisor regarding how to determine the policy owner’s modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable gains from the sale or surrender of a life insurance policy.
Sale of a Life Insurance Policy
If a life insurance policy is transferred or sold it may be taxable to the extent of the gain in the policy and, all or a portion of the gain will be treated as ordinary income. For purposes of calculating gain on the sale of a life insurance policy, the owner’s investment in the contract is not reduced for previously imposed cost of insurance (COI) charges.

Under the transfer for value rule, the sale of the policy may result in a portion of the death benefit proceeds being taxable income when paid to the beneficiary. However, exceptions to the transfer for value rule will prevent taxation of the death benefit proceeds if the transfer of the policy is to the insured under the policy, a partner of the insured, a partnership of which the insured is a partner, or to a corporation in which the insured is a shareholder or officer.
Nevertheless, the exceptions to the transfer for value rule noted above are not available if the life insurance policy was transferred in a reportable policy sale. Therefore, in a reportable policy sale some portion of the death benefit proceeds will be taxable.
Special tax reporting requirements apply to the sale of a life insurance policy in a reportable policy sale or the transfer of a life insurance policy to a foreign person. Under these reporting requirements the buyer of a life insurance policy in a reportable policy sale must report the amount of the sales proceeds to the IRS and to the insurance company that issued the policy. Upon receipt of 1) notice of sale from the buyer in a reportable policy sale or 2) any notice of a transfer of a life insurance policy to a foreign person, the insurance company is then required to report information related to the life insurance policy to the IRS. A policy owner contemplating the transfer or sale of the policy should consult a qualified tax advisor.
Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of the investment in the contract when the policy is surrendered in full. However, if the policy is exchanged for another life insurance policy, endowment contract, or annuity contract, the policy owner will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To satisfy Section 1035, the insured named in the policy must be the insured under the new policy.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Federal Income Taxation of Death Benefits
Death of Insured
Under Section 101 of the Code, the death benefit is generally excludable from the beneficiary’s gross income by reason of the insured’s death. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary’s gross income when it is paid (see, Sale of a Life Insurance Policy).
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option given their individual circumstances.
Accelerated Death Benefits
The death benefit under a life insurance policy may be distributed at a time earlier than the death of the insured, and all or a portion of the distribution may still be excludable from gross income under the Code.
Terminal Illness
The death benefit under a life insurance policy may be distributed when the insured is considered a "terminally ill individual" as that term is defined under the Internal Revenue Code. In this situation the distribution is treated as paid by reason of the insured’s death and will generally be excluded from the policy owner’s gross income under Section 101 of the Code, as described above.
Long-Term Care
A long-term care rider issued with a life insurance policy or one that is subsequently added to the policy may allow for acceleration of all or a portion of the death benefit upon the insured being certified as a "chronically ill individual" as that term is defined under the Internal Revenue Code. If the long-term care rider meets the requirements of a qualified long-term care insurance contract as defined under Section 7702B of the Internal Revenue Code, then a distribution of all or a portion of the death benefit will generally be excluded from income under the Code. The long-term care rider issued with this life insurance policy is intended to be a qualified long-term care insurance contract under Section 7702B of the Internal Revenue Code.
The amount of the long-term care benefit that is excludable from gross income on an annual basis is limited to the greater of 1) the HIPAA per diem amount or 2) the amount of actual qualifying long-term care expenses incurred, reduced by any reimbursements received for qualifying long-term care services provided for the insured. While the long-term care rider issued with this life insurance policy may or may not pay a long-term care benefit that is limited to the HIPAA per diem amount, Nationwide cannot guarantee that the long-term care benefit will be treated as tax free. If multiple indemnity contracts are owned on a single insured, the payments received from these contracts are aggregated for purposes of determining whether the amounts received exceed the greater of the HIPAA per diem amount or the amount of actual qualifying long-term care expenses incurred.
The Tax Cuts and Jobs Act of 2017 changed the methodology used to calculate the annual inflation adjustments to the HIPAA per diem amount. The change will result in a lower rate of increase in the annual HIPAA per diem. Therefore, it is highly recommended that the policy owner consult their tax advisor when contemplating the amount of long-term care benefit to be taken under the long-term care rider.
The long-term care rider may pay benefits if the insured is receiving qualified long-term care services outside of the United States. It is the responsibility of the policy owner to determine if collecting benefits while outside the United States will subject the policy owner to taxation in the United States, the country of residence, or any other foreign jurisdiction.
Payment of long-term care rider charges will be made through deductions from the cash value of the life policy. These deductions from the cash value are considered to be distributions from the life policy for federal tax purposes and will not be included in income even if the policy owner has fully recovered their investment in the contract.
The payment of long-term care benefits made to the policy owner of the long-term care rider will be reported on a Form 1099-LTC. In addition, deductions from the cash value of the life insurance policy to pay for long-term care rider charges during the calendar year will also be reported on Form 1099-R.
This discussion of the tax treatment of the long-term care rider is not meant to be all inclusive. Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.
If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT. Pursuant to regulations issued by the Treasury, Nationwide may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.
If the policy owner is not the insured or a beneficiary, then payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.
Special Considerations for Corporations
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was originally issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 in a Section 1035 exchange for a contract issued before that date are generally excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.

Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable to the employer that may be excluded from income cannot exceed the sum of premiums paid and other payments made by the policy owner for the policy. Consequently, under this general rule, some portion of the death benefit will be taxable.
The general rule of taxability will not apply if (1) the statutory notice and consent requirements are satisfied before the policy is issued, and (2) one of the following apply:
1.
The insured was an employee at any time during the 12-month period before the insured’s death.
2.
At the time that the policy is issued, the insured is either a director, a "highly compensated employee" (as defined in the Code), or a "highly compensated individual" (as defined in the Code).
3.
The death benefit is paid to a family member of the insured (as defined under the Code), an individual who is a designated beneficiary (other than the employer) of the insured, a trust established for either the family member’s or beneficiary’s benefit, or the insured’s estate, or
4.
The death benefit is used to buy an equity interest in the employer from the family member of the insured, beneficiary, trust or estate.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employer-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Due to the complexity of these rules, and because they are affected by the policy owner’s facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Limitation on interest and other business deductions
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.

Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a policy to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the policy or of the distribution. Nationwide may require you to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•
the value each year of the life insurance protection provided;
•
an amount equal to any employer-paid Premiums;
•
some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•
interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the accumulation units. Based upon these expectations, no charge is being made against the policy's accumulation units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the premium taxes). At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's accumulation units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial professional.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. There is no way to know whether the federal tax treatment of life insurance policies will continue. Future legislation, regulation, or interpretation may adversely impact the federal tax treatment of life insurance policies. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy. The policy owner should consult their independent legal, tax and/or financial professional.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide makes no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency, and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state securities divisions. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center, or can be found online at https://nationwide.onlineprospectus.net/NW/C000056757NW/index.php?ctype=product_sai.

Appendix A: Underlying Mutual Funds Available Under the Policy
The following is a list of underlying mutual funds available under the policy. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000056757NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited. The availability of investment options may vary depending on the broker-dealer through which the policy is sold (see Appendix C: Financial Intermediary Variations).
The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A Investment Advisor: AllianceBernstein L.P.	0.82%	2.89%	8.75%	8.55%
Allocation	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A This Sub-Account is only available in policies issued before May 1, 2014 Investment Advisor: AllianceBernstein L.P.	0.85%*	13.54%	5.02%	5.52%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B This Sub-Account is only available in policies issued before May 1, 2020 Investment Advisor: AllianceBernstein L.P.	1.15%*	41.27%	10.19%	6.37%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B This Sub-Account is only available in policies issued before May 1, 2026 Investment Advisor: AllianceBernstein L.P.	1.19%*	6.03%	3.02%	9.80%
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.15%*	14.33%	0.23%	6.96%
Equity	American Funds Insurance Series® - Growth Fund: Class 2 Investment Advisor: Capital Research and Management Company	0.59%	20.23%	13.37%	17.97%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 2 Investment Advisor: Capital Research and Management Company	0.50%*	7.75%	-0.23%	1.70%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.75%*	16.90%	13.60%	12.08%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock International Limited	0.54%*	8.60%	4.68%	6.25%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.76%*	19.80%	5.79%	7.59%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012 Investment Advisor: BlackRock Advisors, LLC Sub-Advisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.91%*	19.53%	5.62%	7.42%
Equity	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares This Sub-Account is only available in policies issued before May 1, 2013 Investment Advisor: BNY Mellon Investment Adviser, Inc.	0.61%	5.36%	6.65%	9.15%
Equity	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	1.04%	7.83%	8.93%	8.84%
Allocation	Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A Investment Advisor: DWS Investment Management Americas, Inc.	0.64%	15.80%	6.49%	7.43%
Fixed Income	DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio Investment Advisor: Dimensional Fund Advisors LP Investment Sub-Advisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.21%	4.35%	1.38%	1.81%
Allocation	DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP	0.28%*	14.68%	8.42%	8.65%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio Investment Advisor: Dimensional Fund Advisors LP Investment Sub-Advisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.39%	36.99%	8.89%	8.68%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio Investment Advisor: Dimensional Fund Advisors LP Investment Sub-Advisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.27%	45.64%	15.85%	10.46%
Fixed Income	DFA Investment Dimensions Group Inc. - Dimensional VA Short-Term Fixed Portfolio Investment Advisor: Dimensional Fund Advisors LP Investment Sub-Advisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.12%	4.33%	2.65%	1.97%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.21%	15.83%	11.97%	10.51%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.29%	8.95%	13.60%	11.00%
Fixed Income	DFA Investment Dimensions Group Inc. - Dimensional VIT Inflation-Protected Securities Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP	0.11%	7.55%	1.05%	3.12%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Fixed Income	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares This Sub-Account is only available in policies issued before May 1, 2018 Investment Advisor: Federated Investment Management Company	0.74%*	7.08%	1.10%	2.99%
Equity	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company LLC Investment Sub-Advisor: FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.87%	41.04%	5.77%	10.82%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class This Sub-Account is only available in policies issued before May 1, 2013 Investment Advisor: Fidelity Management & Research Company LLC	0.48%	10.44%	3.04%	5.62%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class This Sub-Account is only available in policies issued before May 1, 2013 Investment Advisor: Fidelity Management & Research Company LLC	0.54%	13.18%	4.73%	7.27%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class This Sub-Account is only available in policies issued before May 1, 2013 Investment Advisor: Fidelity Management & Research Company LLC	0.59%	15.33%	6.13%	8.77%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company LLC Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.64%	21.38%	15.25%	15.66%
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.85%	10.34%	23.86%	7.69%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity- Income Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company LLC Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.56%	18.92%	12.41%	11.49%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company LLC Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.65%	14.78%	13.58%	17.33%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company LLC Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.47%	7.14%	-0.06%	2.61%
Equity	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class This Sub-Account is only available in policies issued before May 1, 2017 Investment Advisor: Fidelity Management & Research Company LLC Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.65%	11.66%	10.00%	10.48%
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company LLC Investment Sub-Advisor: FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.82%	20.28%	6.51%	7.82%
Equity	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class This Sub-Account is only available in policies issued before May 1, 2023 Investment Advisor: Fidelity Management & Research Company LLC Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.70%	3.04%	4.12%	3.77%
Equity	Fidelity Variable Insurance Products Fund - VIP Utilities Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC	0.60%	14.11%	12.52%	12.51%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.84%	7.70%	11.87%	10.54%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 This Sub-Account is only available in policies issued before May 1, 2013 Investment Advisor: Franklin Advisers, Inc. Sub-Advisor: Brandywine Global Investment Management, LLC (Brandywine); ClearBridge Investments, LLC (ClearBridge); Franklin Templeton Institutional, LLC (FT Institutional); Templeton Global Advisors Limited (Global Advisors)	0.57%*	12.98%	5.97%	7.58%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012 Investment Advisor: Franklin Advisers, Inc. Sub-Advisor: Brandywine Global Investment Management, LLC (Brandywine); ClearBridge Investments, LLC (ClearBridge); Franklin Templeton Institutional, LLC (FT Institutional); Templeton Global Advisors Limited (Global Advisors)	0.82%*	12.60%	5.73%	7.32%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 This Sub-Account is only available in policies issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.47%	12.87%	7.92%	7.57%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012 Investment Advisor: Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 This Sub-Account is only available in policies issued before May 1, 2013 Investment Advisor: Franklin Mutual Advisers, LLC	0.66%*	7.90%	9.13%	10.09%
Equity	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 This Sub-Account is only available in policies issued before April 30, 2014 Investment Advisor: Templeton Investment Counsel, LLC	1.08%*	29.19%	8.25%	5.75%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 This Sub-Account is only available in policies issued before May 1, 2019 Investment Advisor: Franklin Advisers, Inc.	0.50%*	16.09%	-0.69%	0.11%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 This Sub-Account is no longer available to receive transfers or new premium payments effective April 30, 2014 Investment Advisor: Franklin Advisers, Inc.	0.75%*	15.73%	-0.96%	-0.15%
Equity	Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Growth Fund: Institutional Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	0.83%*	7.42%	4.82%	11.77%
Allocation	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares This Sub-Account is only available in policies issued before May 1, 2014 Investment Advisor: Goldman Sachs Asset Management, L.P.	0.96%*	9.89%	5.92%	5.78%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I Investment Advisor: Invesco Advisers, Inc.	0.86%	4.79%	3.90%	11.38%
Fixed Income	Invesco - Invesco V.I. Global Strategic Income Fund: Series I This Sub-Account is only available in policies issued before May 1, 2013 Investment Advisor: Invesco Advisers, Inc.	0.95%*	12.98%	1.65%	3.01%
Equity	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares This Sub-Account is only available in policies issued before May 1, 2013 Investment Advisor: Invesco Advisers, Inc.	0.94%	9.19%	9.11%	9.35%
Equity	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I Investment Advisor: Invesco Advisers, Inc.	0.84%	8.70%	8.34%	10.59%
Equity	Invesco V.I. International Growth Fund: Series I This Sub-Account is only available in policies issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.00%*	16.32%	2.15%	5.64%
Allocation	Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class This Sub-Account is only available in policies issued before May 1, 2017 Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust) Sub-Advisor: Macquarie Investment Management Global Limited	0.77%*	16.66%	7.07%	7.84%
Fixed Income	Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class This Sub-Account is only available in policies issued before May 1, 2017 Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	0.97%	7.17%	3.73%	5.56%
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class This Sub-Account is only available in policies issued before May 1, 2014 Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	1.10%*	1.18%	-0.08%	10.66%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.72%	7.67%	7.62%	12.79%
Equity	Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	1.07%	20.60%	12.23%	12.64%
Equity	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.74%*	17.46%
Equity	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.97%	24.84%	13.44%	21.18%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class This Sub-Account is no longer available to receive transfers or new premium payments effective April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: American Century Investment Management, Inc.	0.72%*	6.33%	0.62%	2.61%
Fixed Income	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.71%	7.19%	0.07%	2.28%
Equity	MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.06%*	3.40%	3.03%	11.32%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.87%*	12.96%	-0.28%	10.74%
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.88%*	21.12%	7.07%	9.88%
Equity	MFS® Variable Insurance Trust II - MFS International Intrinsic Equity Portfolio: Initial Class (formerly, MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class) Investment Advisor: Massachusetts Financial Services Company	0.89%*	33.26%	7.28%	9.95%
Equity	MFS® Variable Insurance Trust II - MFS International Intrinsic Equity Portfolio: Service Class (formerly, MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class) This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012 Investment Advisor: Massachusetts Financial Services Company	1.14%*	32.96%	7.02%	9.68%
Fixed Income	MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	0.73%*	5.49%	2.29%	2.44%
Equity	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.79%*	5.98%	10.18%	9.95%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I This Sub-Account is only available in policies issued before May 1, 2023 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Allspring Global Investments, LLC	0.83%*	5.91%	-2.09%	9.67%
Allocation	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.92%*	15.41%	8.56%	9.36%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II This Sub-Account is only available in policies issued before May 1, 2013 Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.85%*	6.73%	-0.54%	1.96%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	1.04%*	21.21%	7.82%	11.73%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II This Sub-Account is only available in policies issued before May 1, 2014 Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.97%*	19.78%	12.94%	17.52%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II This Sub-Account is only available in policies issued before May 1, 2013 Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.91%*	17.64%	13.48%	13.48%
Equity	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.80%*	21.44%	11.53%	11.37%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Aggressive Fund: Class I Investment Advisor: Nationwide Fund Advisors	0.90%*	18.54%	10.79%	10.49%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Balanced Fund: Class I Investment Advisor: Nationwide Fund Advisors	0.78%*	12.59%	6.03%	6.70%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund: Class I Investment Advisor: Nationwide Fund Advisors	0.81%*	15.05%	8.23%	8.60%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Conservative Fund: Class I Investment Advisor: Nationwide Fund Advisors	0.74%*	8.76%	2.76%	4.04%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth & Income Fund: Class I This Sub-Account is only available in policies issued before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Nationwide Asset Management, LLC	0.74%*	9.39%	5.04%	5.69%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth Fund: Class I This Sub-Account is only available in policies issued before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Nationwide Asset Management, LLC	0.73%*	10.28%	6.32%	7.05%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.80%*	13.60%	7.22%	7.72%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Aggressive Fund: Class I Investment Advisor: Nationwide Fund Advisors	0.86%*	16.51%	9.45%	9.54%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Conservative Fund: Class I Investment Advisor: Nationwide Fund Advisors	0.78%*	11.32%	4.98%	5.87%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.62%*	17.18%	12.58%	14.44%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I This Sub-Account is no longer available to receive transfers or new premium payments effective September 11, 2020 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Newton Investment Management Limited	0.76%*	18.63%	14.64%	11.72%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.63%*	18.81%	14.80%	11.79%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.39%	6.80%	-0.75%	1.63%
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: DoubleLine Capital LP	0.98%*	7.31%	0.22%
Equity	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: FIAM LLC	1.12%*	36.15%	1.01%	6.31%
Equity	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Worldwide Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: FIAM LLC	0.80%*
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.69%*	7.00%	-0.62%	1.17%
Capital Preservation	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Federated Investment Management Company	0.47%	3.91%	2.95%	1.85%
Capital Preservation	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Federated Investment Management Company	0.42%	3.96%	2.99%	1.89%
Equity	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II This Sub-Account is only available in policies issued before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Atlanta Capital Management Company, LLC	0.87%*	2.04%	5.46%	8.62%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Lazard Asset Management LLC	0.88%*	39.29%	12.79%	9.94%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2011 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Lazard Asset Management LLC	1.13%*	38.97%	12.52%	9.67%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.47%	30.64%	8.51%	7.91%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II This Sub-Account is only available in policies issued before April 26, 2014 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.70%	30.38%	8.26%	7.67%
Equity	Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Invesco Advisers, Inc.	1.07%	16.36%	4.94%	11.73%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012 Investment Advisor: Nationwide Fund Advisors	1.02%	19.26%	8.48%	9.50%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.87%	19.52%	8.66%	9.66%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012 Investment Advisor: Nationwide Fund Advisors	0.94%	12.97%	4.84%	6.03%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.79%	13.16%	5.00%	6.19%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012 Investment Advisor: Nationwide Fund Advisors	0.90%*	15.70%	6.58%	7.85%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.82%	15.88%	6.75%	8.02%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012 Investment Advisor: Nationwide Fund Advisors	0.92%	8.90%	1.96%	3.37%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.77%	8.99%	2.10%	3.53%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I This Sub-Account is only available in policies issued before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Nationwide Asset Management, LLC	0.67%*	9.77%	4.30%	5.33%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I This Sub-Account is only available in policies issued before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Nationwide Asset Management, LLC	0.71%*	10.92%	5.59%	6.71%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012 Investment Advisor: Nationwide Fund Advisors	0.97%	14.42%	5.67%	6.92%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.82%	14.68%	5.83%	7.09%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012 Investment Advisor: Nationwide Fund Advisors	1.00%	17.38%	7.41%	8.61%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.85%	17.62%	7.59%	8.79%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012 Investment Advisor: Nationwide Fund Advisors	0.93%	11.68%	3.78%	5.12%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.78%	11.82%	3.94%	5.28%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II This Sub-Account is only available in policies issued before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.72%*	6.33%	-0.96%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.75%*	18.00%	10.86%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: J.P. Morgan Investment Management Inc.	0.79%	16.49%	9.85%	11.85%
Fixed Income	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: J.P. Morgan Investment Management Inc.	0.50%*

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: J.P. Morgan Investment Management Inc.	0.69%*	14.23%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I This Sub-Account is only available in policies issued before May 1, 2013 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Jacobs Levy Equity Management, Inc.	0.77%*	11.88%	11.98%	13.21%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc.	0.70%*	14.20%	19.09%	18.02%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Loomis, Sayles & Company, L.P.	0.58%	6.88%	-0.77%	2.08%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Loomis, Sayles & Company, L.P.	0.55%	5.70%	2.13%	2.38%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Loomis, Sayles & Company, L.P.	0.80%	5.43%	1.88%	2.12%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Loomis, Sayles & Company, L.P.	0.87%*	5.66%	3.26%	5.38%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.41%	7.05%	8.70%	10.28%
Equity	Nationwide Variable Insurance Trust - NVIT Multi- Manager Small Company Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.	1.05%*	10.35%	8.62%	11.00%
Equity	Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.47%*
Equity	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I This Sub-Account is no longer available to receive transfers or new premium payments effective October 16, 2020 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Putnam Investment Management, LLC	0.97%*	34.99%	11.04%	7.65%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Putnam Investment Management, LLC	0.83%*	35.21%	11.20%	7.72%
Equity	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Wellington Management Company LLP	0.92%*	0.58%	5.69%	6.00%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.24%*	17.60%	14.15%	14.55%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.58%*	12.14%	5.54%	9.10%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc.	1.06%*	2.17%	8.01%	7.69%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Amundi Asset Management, US	0.80%	7.56%	5.81%	5.45%
Equity	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Victory Capital Management Inc.	0.85%*	2.39%	7.91%	7.66%
Equity	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Victory Capital Management Inc.	0.96%*	2.30%	7.79%	7.55%
Fixed Income	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares This Sub-Account is only available in policies issued before May 1, 2012 Investment Advisor: Neuberger Berman Investment Advisers LLC	0.93%	5.71%	2.56%	2.30%
Allocation	Northern Lights Variable Trust - TOPS Managed Risk Moderate ETF Portfolio: Class 3 (formerly, Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 3) This Sub-Account is only available in policies issued before May 1, 2018 Investment Advisor: ValMark Advisers, Inc. Sub-Advisor: Milliman Financial Risk Management, LLC	0.86%	10.23%	4.64%	5.62%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Allocation	Northern Lights Variable Trust - TOPS Managed Risk Moderately Aggressive ETF Portfolio: Class 3 (formerly, Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 3) This Sub-Account is only available in policies issued before May 1, 2018 Investment Advisor: ValMark Advisers, Inc. Sub-Advisor: Milliman Financial Risk Management, LLC	0.85%	11.50%	5.24%	6.02%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 3 This Sub-Account is only available in policies issued before May 1, 2018 Investment Advisor: ValMark Advisers, Inc. Sub-Advisor: Milliman Financial Risk Management, LLC	0.85%	8.94%	3.75%	4.81%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class Investment Advisor: PIMCO Investment Sub-Advisor: Research Affiliates, LLC	2.13%*	14.20%	5.60%	6.77%
Real Assets	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class Investment Advisor: PIMCO	3.19%*	18.79%	10.55%	6.54%
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class Investment Advisor: PIMCO	0.65%	4.67%	3.25%	2.76%
Equity	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited	0.88%	10.69%	10.34%	14.69%
Alternative Strategies	Rydex Variable Trust - Multi-Hedge Strategies Fund This Sub-Account is only available in policies issued before May 1, 2019 Investment Advisor: Guggenheim Investments	1.75%*	1.25%	1.23%	1.62%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio Investment Advisor: T. Rowe Price Associates, Inc.	0.86%	18.10%	4.12%	8.97%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012 Investment Advisor: T. Rowe Price Associates, Inc.	1.11%	17.80%	3.86%	8.70%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II This Sub-Account is only available in policies issued before May 1, 2026 Investment Advisor: T. Rowe Price Associates, Inc. Sub-Advisor: T. Rowe Price Investment Management, Inc.	1.09%	3.29%	3.58%	9.54%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class Investment Advisor: Van Eck Associates Corporation	1.08%	36.48%	10.51%	8.33%
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I Investment Advisor: Virtus Investment Advisers, Inc. Investment Sub-Advisor: Duff & Phelps Investment Management Co., an affiliate of VIA.	0.85%*	1.00%	6.34%	6.21%
*
This underlying mutual fund’s current expenses reflect a temporary fee reduction.

Extended Death Benefit Guarantee Rider Investment Options
Nationwide limits the investment options available for allocation of Premium and transfers of Cash Value when the Extended Death Benefit Guarantee Rider is elected. Nationwide selected the available Sub-Accounts on the basis of risk factors associated with the underlying mutual funds’ investment objectives, strategies, and risks, and Sub-Accounts were excluded from availability with this Rider on the basis of similar considerations. In general, the permitted investment options are more conservative than those that are not permitted. By electing this Rider and accepting the limited menu of investment options, Policy Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under this Rider.
Listed below are those investment options that are currently available with the Extended Death Benefit Guarantee Rider.
Only the investment options shown below are available for election while the Extended Death Benefit Guarantee Rider is In Force:
•
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A
•
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
•
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Blueprint® Aggressive Fund: Class I
•
Nationwide Variable Insurance Trust - NVIT Blueprint® Balanced Fund: Class I
•
Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund: Class I
•
Nationwide Variable Insurance Trust - NVIT Blueprint® Conservative Fund: Class I
•
Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth & Income Fund: Class I
•
Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth Fund: Class I
•
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund: Class I
•
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Aggressive Fund: Class I
•
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Conservative Fund: Class I
•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P
•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P
•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P
•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P
•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P
•
Northern Lights Variable Trust - TOPS Managed Risk Moderate ETF Portfolio: Class 3 (formerly, Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 3)
•
Northern Lights Variable Trust - TOPS Managed Risk Moderately Aggressive ETF Portfolio: Class 3 (formerly, Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 3)
•
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 3

Appendix B: Surrender Charge Examples
The information in this Appendix can be used to calculate the Surrender Charge for a policy based on the Base Policy Specified Amount and the individual characteristics of the Insured. The examples shown below utilize the tables that are provided at the end of this Appendix.
Surrender Charge Calculation
The maximum surrender charge ("SC") equals the lesser of (a) or (b), multiplied by (p); plus (c) multiplied by (d). To calculate the actual surrender charge based on a surrender in a particular policy year, multiply by (e); and, if applicable, multiply by (f); where:
(a)	=	the Base Policy Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by 1,000; and
(b)	=	Premiums paid by the Policy Owner during the first policy year;
(p)	=	the surrender charge percentage in the range 20% - 65% which varies by age, sex, and risk classification from the "Surrender Charge Percentage" chart below;
(c)	=	the Base Policy Specified Amount divided by 1,000;
(d)	=	the applicable rate from the "Administrative Target Factor" chart below;
(e)	=	the applicable percentage from the "Reduction of Surrender Charges" table in the "Surrender Charges" section of this prospectus; and
(f)	=	a surrender charge reduction factor applicable only to Base Policy Specified Amount increases, 0.60 in all cases.
Surrender Charge Examples
The examples that follow are based on characteristics of the Insured used to calculate the maximum, minimum, and representative surrender charges shown in the "Transaction Fees" table in the Fee Table section of the prospectus. The examples utilize portions of the larger tables provided at the end of this Appendix.
The maximum Surrender Charge calculation assumes: the Insured is a female; Issue Age 74; standard tobacco rate class; the Base Policy Specified Amount is $100,000 (Band 2); Premiums paid in the first year are $10,000; a full surrender is taken during the first policy year.
SC	=	[[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)] x (f)
(a)	=	($100,000 / 1,000) x 59.593 =$5,959.30	(d)	=	8.40
(b)	=	$10,000	(e)	=	100%
(p)	=	0.63	(f)		Not applicable, applies to increases only.
(c)	=	$100,000 / 1,000 =$100

(a) is less than (b), so:
SC	=	[($5,959.30 x 0.63) + ($100 x 8.40)] x 100%
	=	[$3,754.36 + $840] x 100%
	=	$4,594.36 which corresponds to $45.95 per $1,000 of Base Policy Specified Amount ($4,594.36 / $100).
Assume the policy is surrendered in the fifth year instead of the first, then (e), Issue Age 50+, =77.5%
SC	=	$4,594.36 x 77.5% =$3,560.63 which corresponds to $35.61 per $1,000 of Base Policy Specified Amount ($3,560.63 / $100).

The minimum Surrender Charge calculation assumes: the Insured is a female; Issue Age 0; standard non-tobacco rate class; the Base Policy Specified Amount is $500,000 (Band 4); Premiums paid in the first year are $2,000; a full surrender is taken during the tenth policy year.
SC	=	[[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)] x (f)
(a)	=	($500,000 / 1,000) x 1.316 =$658.00	(d)	=	4.00
(b)	=	$2,000	(e)	=	10%
(p)	=	0.65	(f)		Not applicable, applies to increases only.
(c)	=	$500,000 / 1,000 =$500

(a) is less than (b), so:
SC	=	[($658.00 x 0.65) + ($500 x 4.00)] x 10%
	=	[$427.70 + $2,000] x 10%
	=	$242.77 which corresponds to $0.49 per $1,000 of Base Policy Specified Amount ($242.77 / $500).
The representative Surrender Charge calculation assumes: the Insured is a male; Issue Age 35; preferred non-tobacco rate class; the Base Policy Specified Amount is $500,000 (Band 4); Premiums paid in the first year are $7,000; and a complete surrender of the policy in the first policy year.
SC	=	[[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)] x (f)
(a)	=	($500,000 / 1,000) x 7.38 =$3,690	(d)	=	4.50
(b)	=	$7,000	(e)	=	100%
(p)	=	0.65	(f)		Not applicable, applies to increases only.
(c)	=	$500,000 / 1,000 =$500

(a) is less than (b), so:
SC	=	[($3,690 x 0.65) + ($500 x 4.50)] x 100%
	=	[$2,398.50 + $2,250] x 100%
	=	$4,648.50 which corresponds to $9.30 per $1,000 of Base Policy Specified Amount ($4,648.50 / $500).
Assume the policy is surrendered in the fifth year instead of the first, then (e), Issue Age 0-49, =87.5%
SC	=	$4,648.50 x 87.5% =$4,067.44 which corresponds to $8.14 per $1,000 of Base Policy Specified Amount ($4,067.44 / $500).
The following example shows the impact of a Base Policy Specified Amount increase prior to a complete surrender of the policy. The Surrender Charge is calculated separately for the initial Specified amount and each increase. For this example assume the Insured is a male; Issue Age 35; standard non-tobacco rate class; the Base Policy Specified Amount is $500,000 (Band 4); Premiums paid in the first year are $6,000; the Policy Date is January 1, 2005; and the policy is completely surrendered in the first year.
SC	=	[[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)] x (f)
(a)	=	($500,000 / 1,000) x 7.825 =$3,912.50	(d)	=	4.50
(b)	=	$6,000	(e)	=	100%
(p)	=	0.65	(f)		Not applicable, applies to increases only.
(c)	=	$500,000 / 1,000 =$500

(a) is less than (b), so:
SC	=	[($3,912.50 x 0.65) + ($500 x 4.50)] x 100%
	=	[$2,543.13+ $2,250] x 100%
	=	$4,793.13 which corresponds to $9.59 per $1,000 of Base Policy Specified Amount ($4,793.13 / $500).
Now assume the policy was not actually surrendered, and a Base Policy Specified Amount increase of $100,000 (Band 4) is requested and becomes effective in the second policy year, on July 1, 2006. Note: the Attained Age of the Insured at the time the increase is issued is age 36 for purposes of finding the correct factors in the tables. Band 4 is applicable because the total Base Policy Specified Amount $600,000 is used to determine the Band. The first year premium paid applicable to the increase is $1,000. To calculate the maximum Surrender Charge attributable to the increase, assume it is surrendered in the first year.
SC	=	[[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)] x (f)
(a)	=	($100,000 / 1,000) x 8.224 =$822.40	(d)	=	4.55
(b)	=	$1,000	(e)	=	100%
(p)	=	0.65	(f)	=	0.60
(c)	=	$100,000 / 1,000 =$100

(a) is less than (b), so:
SC	=	[($822.40 x 0.65) + ($100 x 4.55)] x 100%] x 0.60
	=	[$534.56 + $455.00] x 100%] x 0.60%
	=	$989.56 x 0.60
	=	$593.74 which corresponds to $5.94 per $1,000 of Base Policy Specified Amount ($593.74 / $100).
Now assume the policy is completely surrendered in the sixth policy year on March 1, 2010.
For the $500,000 initial Base Policy Specified Amount, (e), Issue Age 0-49, =80.0%, the applicable Surrender Charge is:
SC	=	$4,793.13 x 80.0% = $3,834.50 which corresponds to $7.67 per $1,000 of Base Policy Specified Amount ($3,834.50 / $500).
For the $100,000 Base Policy Specified Amount increase, (e), Issue Age 0-49, =95.0%. Note: that even though the policy is being surrendered in the sixth year, more than three and less than four full years have passed since the date of the increase, so the fourth year surrender charge reduction percentage applies to that portion of the Base Policy Specified Amount.) The applicable Surrender Charge is:
SC	=	$593.74 x 95.0% =$564.05 which corresponds to $5.65 per $1,000 of Base Policy Specified Amount ($564.05 / $100).
The combined surrender charge for a complete surrender of the policy in the sixth year is equal to:
SC	=	$3,834.50 + $564.05 =$4,398.55 which corresponds to $7.34 per $1,000 of Base Policy Specified Amount ($4,398.55 / $600).
Tables used to Calculate the Examples
Reduction of Surrender Charges
Policy year calculated from the Policy Date or effective date of a Base Policy Specified Amount Increase*:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	100%	100%
2	100%	95.0%
3	100%	90.0%

Policy year calculated from the Policy Date or effective date of a Base Policy Specified Amount Increase*:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
4	95.0%	85.0%
5	87.5%	77.5%
6	80.0%	70.0%
7	72.5%	60.0%
8	65.0%	50.0%
9	57.5%	40.0%
10	50.0%	30.0%
11	40.0%	20.0%
12	30.0%	10.0%
13	20.0%	0%
14	10.0%	0%
15 and thereafter	0%	0%
Surrender Target Factor
Male Insureds
Issue Age	Standard Non-tobacco	Preferred Non-tobacco	Preferred Plus Non-tobacco	Standard Tobacco	Preferred Tobacco
0	1.673	N/A	N/A	N/A	N/A
1	1.717	N/A	N/A	N/A	N/A
2	1.780	N/A	N/A	N/A	N/A
3	1.854	N/A	N/A	N/A	N/A
4	1.939	N/A	N/A	N/A	N/A
5	2.029	N/A	N/A	N/A	N/A
6	2.126	N/A	N/A	N/A	N/A
7	2.227	N/A	N/A	N/A	N/A
8	2.334	N/A	N/A	N/A	N/A
9	2.446	N/A	N/A	N/A	N/A
10	2.564	N/A	N/A	N/A	N/A
11	2.689	N/A	N/A	N/A	N/A
12	2.820	N/A	N/A	N/A	N/A
13	2.953	N/A	N/A	N/A	N/A
14	3.092	N/A	N/A	N/A	N/A
15	3.236	N/A	N/A	N/A	N/A
16	3.380	N/A	N/A	N/A	N/A
17	3.526	N/A	N/A	N/A	N/A
18	3.674	3.465	3.340	4.175	3.966
19	3.827	3.610	3.479	4.349	4.132
20	3.987	3.761	3.625	4.531	4.304
21	4.156	3.920	3.778	4.723	4.487
22	4.334	4.088	3.940	4.925	4.679
23	4.522	4.265	4.111	5.139	4.882
24	4.720	4.452	4.291	5.364	5.096
25	4.930	4.650	4.482	5.602	5.322
26	5.151	4.858	4.682	5.853	5.560
27	5.382	5.076	4.893	6.116	5.810
28	5.626	5.306	5.114	6.393	6.073
29	5.884	5.549	5.349	6.686	6.352
30	6.159	5.809	5.599	6.999	6.649
31	6.452	6.086	5.866	7.332	6.965
32	6.765	6.380	6.150	7.687	7.303
33	7.097	6.694	6.452	8.065	7.662
34	7.450	7.027	6.773	8.466	8.043

Issue Age	Standard Non-tobacco	Preferred Non-tobacco	Preferred Plus Non-tobacco	Standard Tobacco	Preferred Tobacco
35	7.825	7.380	7.114	8.892	8.447
36	8.224	7.756	7.476	9.345	8.878
37	8.644	8.153	7.858	9.823	9.332
38	9.091	8.575	8.265	10.331	9.814
39	9.564	9.020	8.694	10.868	10.325
40	10.064	9.492	9.149	11.436	10.864
41	10.593	9.992	9.630	12.038	11.436
42	11.154	10.520	10.140	12.675	12.041
43	11.745	11.078	10.678	13.347	12.680
44	12.371	11.668	11.246	14.058	13.355
45	13.029	12.289	11.845	14.806	14.066
46	13.724	12.944	12.476	15.595	14.815
47	14.458	13.637	13.144	16.430	15.609
48	15.235	14.370	13.850	17.313	16.447
49	16.066	15.153	14.606	18.257	17.344
50	16.954	15.991	15.413	19.266	18.303
51	17.903	16.886	16.275	20.344	19.327
52	18.916	17.841	17.196	21.495	20.420
53	19.993	18.857	18.175	22.719	21.583
54	21.137	19.936	19.215	24.019	22.818
55	22.350	21.080	20.318	25.398	24.128
56	23.633	22.290	21.485	26.856	25.513
57	24.993	23.573	22.721	28.401	26.981
58	26.435	24.933	24.032	30.040	28.538
59	27.980	26.391	25.437	31.796	30.206
60	29.637	27.953	26.942	33.678	31.994
61	31.407	29.623	28.552	35.690	33.906
62	33.292	31.401	30.266	37.832	35.940
63	35.291	33.285	32.082	40.103	38.098
64	37.407	35.282	34.006	42.508	40.383
65	39.654	37.401	36.049	45.061	42.808
66	42.044	39.655	38.222	47.777	45.388
67	44.601	42.067	40.546	50.683	48.149
68	47.355	44.664	43.050	53.812	51.121
69	50.326	47.467	45.751	57.189	54.330
70	53.553	50.510	48.685	60.856	57.813
71	57.052	53.811	51.866	64.832	61.590
72	60.850	57.393	55.318	69.148	65.691
73	64.922	61.233	59.020	73.775	70.086
74	69.310	65.372	63.009	78.761	74.823
75	74.065	69.857	67.332	84.165	79.957
76	79.229	N/A	N/A	90.033	N/A
77	84.854	N/A	N/A	96.425	N/A
78	90.966	N/A	N/A	103.370	N/A
79	97.574	N/A	N/A	110.879	N/A
80	104.679	N/A	N/A	118.953	N/A
81	112.323	N/A	N/A	127.640	N/A
82	120.494	N/A	N/A	136.925	N/A
83	129.291	N/A	N/A	146.922	N/A
84	138.796	N/A	N/A	157.723	N/A
85	149.046	N/A	N/A	169.370	N/A

Surrender Target Factor
Female Insureds
Issue Age	Standard Non-tobacco	Preferred Non-tobacco	Preferred Plus Non-tobacco	Standard Tobacco	Preferred Tobacco
0	1.316	N/A	N/A	N/A	N/A
1	1.375	N/A	N/A	N/A	N/A
2	1.429	N/A	N/A	N/A	N/A
3	1.491	N/A	N/A	N/A	N/A
4	1.558	N/A	N/A	N/A	N/A
5	1.631	N/A	N/A	N/A	N/A
6	1.706	N/A	N/A	N/A	N/A
7	1.787	N/A	N/A	N/A	N/A
8	1.870	N/A	N/A	N/A	N/A
9	1.958	N/A	N/A	N/A	N/A
10	2.050	N/A	N/A	N/A	N/A
11	2.147	N/A	N/A	N/A	N/A
12	2.249	N/A	N/A	N/A	N/A
13	2.355	N/A	N/A	N/A	N/A
14	2.464	N/A	N/A	N/A	N/A
15	2.579	N/A	N/A	N/A	N/A
16	2.699	N/A	N/A	N/A	N/A
17	2.823	N/A	N/A	N/A	N/A
18	2.954	2.786	2.686	3.357	3.189
19	3.091	2.916	2.810	3.513	3.337
20	3.235	3.051	2.941	3.676	3.492
21	3.385	3.193	3.078	3.847	3.655
22	3.545	3.343	3.222	4.028	3.827
23	3.712	3.501	3.374	4.218	4.007
24	3.890	3.669	3.536	4.420	4.199
25	4.075	3.844	3.705	4.631	4.399
26	4.272	4.030	3.884	4.855	4.612
27	4.479	4.225	4.072	5.090	4.836
28	4.697	4.430	4.270	5.337	5.070
29	4.925	4.646	4.478	5.597	5.317
30	5.166	4.873	4.697	5.871	5.577
31	5.422	5.114	4.929	6.161	5.853
32	5.690	5.367	5.173	6.466	6.143
33	5.973	5.633	5.430	6.787	6.448
34	6.271	5.915	5.701	7.126	6.770
35	6.584	6.210	5.986	7.482	7.108
36	6.914	6.521	6.286	7.857	7.464
37	7.261	6.848	6.601	8.251	7.838
38	7.627	7.194	6.934	8.667	8.234
39	8.014	7.559	7.286	9.107	8.652
40	8.424	7.946	7.658	9.573	9.094
41	8.858	8.355	8.053	10.066	9.563
42	9.317	8.788	8.470	10.588	10.059
43	9.803	9.246	8.912	11.140	10.583
44	10.318	9.732	9.380	11.725	11.139
45	10.862	10.245	9.874	12.343	11.726
46	11.437	10.788	10.398	12.997	12.347
47	12.045	11.361	10.950	13.688	13.004
48	12.686	11.965	11.533	14.416	13.695
49	13.363	12.604	12.148	15.185	14.426
50	14.076	13.276	12.796	15.995	15.195
51	14.828	13.986	13.480	16.850	16.008

Issue Age	Standard Non-tobacco	Preferred Non-tobacco	Preferred Plus Non-tobacco	Standard Tobacco	Preferred Tobacco
52	15.620	14.733	14.200	17.750	16.863
53	16.454	15.519	14.958	18.698	17.763
54	17.332	16.348	15.757	19.696	18.711
55	18.259	17.222	16.599	20.749	19.712
56	19.236	18.143	17.487	21.859	20.766
57	20.265	19.113	18.422	23.028	21.877
58	21.350	20.137	19.409	24.261	23.048
59	22.495	21.216	20.450	25.562	24.284
60	23.707	22.360	21.552	26.940	25.593
61	24.994	23.574	22.722	28.402	26.982
62	26.361	24.863	23.965	29.956	28.458
63	27.816	26.235	25.287	31.609	30.029
64	29.367	27.699	26.698	33.372	31.703
65	31.024	29.261	28.203	35.254	33.491
66	32.793	30.930	29.812	37.265	35.402
67	34.687	32.716	31.534	39.417	37.446
68	36.716	34.630	33.378	41.723	39.637
69	38.892	36.683	35.357	44.196	41.986
70	41.229	38.886	37.481	46.851	44.508
71	43.739	41.253	39.762	49.703	47.218
72	46.433	43.795	42.212	52.765	50.127
73	49.328	46.525	44.843	56.054	53.251
74	52.422	49.462	47.674	59.593	56.613
75	55.798	52.628	50.726	63.407	60.237
76	59.424	N/A	N/A	67.527	N/A
77	63.348	N/A	N/A	71.986	N/A
78	67.606	N/A	N/A	76.825	N/A
79	72.238	N/A	N/A	82.089	N/A
80	77.295	N/A	N/A	87.835	N/A
81	82.836	N/A	N/A	94.132	N/A
82	88.784	N/A	N/A	100.891	N/A
83	95.157	N/A	N/A	108.133	N/A
84	102.064	N/A	N/A	115.982	N/A
85	109.558	N/A	N/A	124.498	N/A

"Bands" as used in the Administrative Target Factor table below corresponds to particular ranges of Base Policy Specified Amount: Band 2 = Base Policy Specified Amounts equal to or greater than $100,000 and less than $250,000; Band 3 = Base Policy Specified Amounts equal to or greater than $250,000 and less than $500,000; Band 4 = Base Policy Specified Amounts equal to or greater than $500,000 and less than $1,000,000; and Band 5 = Base Policy Specified Amounts equal to or greater than $1,000,000.
Administrative Target Factor

Issue Age	Band 2	Band 3	Band 4	Band 5
0	6.00	4.00	4.00	4.00
1	6.00	4.00	4.00	4.00
2	6.00	4.00	4.00	4.00
3	6.00	4.00	4.00	4.00
4	6.00	4.00	4.00	4.00
5	6.00	4.00	4.00	4.00
6	6.00	4.00	4.00	4.00
7	6.00	4.00	4.00	4.00
8	6.00	4.00	4.00	4.00
9	6.00	4.00	4.00	4.00
10	6.00	4.00	4.00	4.00
11	6.00	4.00	4.00	4.00
12	6.00	4.00	4.00	4.00
13	6.00	4.00	4.00	4.00
14	6.00	4.00	4.00	4.00
15	6.00	4.00	4.00	4.00
16	6.00	4.00	4.00	4.00
17	6.00	4.00	4.00	4.00
18	6.00	4.00	4.00	4.00
19	6.00	4.00	4.00	4.00
20	6.00	4.00	4.00	4.00
21	6.00	4.00	4.00	4.00
22	6.00	4.00	4.00	4.00
23	6.00	4.00	4.00	4.00
24	6.00	4.00	4.00	4.00
25	6.00	4.00	4.00	4.00
26	6.15	4.05	4.05	4.05
27	6.30	4.10	4.10	4.10
28	6.45	4.15	4.15	4.15
29	6.60	4.20	4.20	4.20
30	6.75	4.25	4.25	4.25
31	6.90	4.30	4.30	4.30
32	7.05	4.35	4.35	4.35
33	7.20	4.40	4.40	4.40
34	7.35	4.45	4.45	4.45
35	7.50	4.50	4.50	4.50
36	7.50	4.55	4.55	4.55
37	7.50	4.60	4.60	4.60
38	7.50	4.65	4.65	4.65
39	7.50	4.70	4.70	4.70
40	7.50	4.75	4.75	4.75
41	7.50	4.80	4.80	4.80
42	7.50	4.85	4.85	4.85
43	7.50	4.90	4.90	4.90
44	7.50	4.95	4.95	4.95
45	7.50	5.00	5.00	5.00
46	7.50	5.00	5.00	5.00
47	7.50	5.00	5.00	5.00
Issue Age	Band 2	Band 3	Band 4	Band 5
48	7.50	5.00	5.00	5.00
49	7.50	5.00	5.00	5.00
50	7.50	5.00	5.00	5.00
51	7.50	5.00	5.00	5.00
52	7.50	5.00	5.00	5.00
53	7.50	5.00	5.00	5.00
54	7.50	5.00	5.00	5.00
55	7.50	5.00	5.00	5.00
56	7.50	5.00	5.00	5.00
57	7.50	5.00	5.00	5.00
58	7.50	5.00	5.00	5.00
59	7.50	5.00	5.00	5.00
60	7.50	5.00	5.00	5.00
61	7.50	5.00	5.00	5.00
62	7.50	5.00	5.00	5.00
63	7.50	5.00	5.00	5.00
64	7.50	5.00	5.00	5.00
65	7.50	5.00	5.00	5.00
66	7.60	5.15	5.15	5.15
67	7.70	5.30	5.30	5.30
68	7.80	5.45	5.45	5.45
69	7.90	5.60	5.60	5.60
70	8.00	5.75	5.75	5.75
71	8.10	5.90	5.90	5.90
72	8.20	6.05	6.05	6.05
73	8.30	6.20	6.20	6.20
74	8.40	6.35	6.35	6.35
75	8.50	6.50	6.50	6.50
76	8.55	6.65	6.65	6.65
77	8.60	6.80	6.80	6.80
78	8.65	6.95	6.95	6.95
79	8.70	7.10	7.10	7.10
80	8.75	7.25	7.25	7.25
81	8.80	7.40	7.40	7.40
82	8.85	7.55	7.55	7.55
83	8.90	7.70	7.70	7.70
84	8.95	7.85	7.85	7.85
85	9.00	8.00	8.00	8.00

Surrender Charge Percentage

Issue Age	Male	Female
0	65.0%	65.0%
1	65.0%	65.0%
2	65.0%	65.0%
3	65.0%	65.0%
4	65.0%	65.0%
5	65.0%	65.0%
6	65.0%	65.0%
7	65.0%	65.0%
8	65.0%	65.0%
9	65.0%	65.0%
10	65.0%	65.0%
11	65.0%	65.0%
12	65.0%	65.0%
13	65.0%	65.0%
14	65.0%	65.0%
15	65.0%	65.0%
16	65.0%	65.0%
17	65.0%	65.0%
18	65.0%	65.0%
19	65.0%	65.0%
20	65.0%	65.0%
21	65.0%	65.0%
22	65.0%	65.0%
23	65.0%	65.0%
24	65.0%	65.0%
25	65.0%	65.0%
26	65.0%	65.0%
27	65.0%	65.0%
28	65.0%	65.0%
Issue Age	Male	Female
29	65.0%	65.0%
30	65.0%	65.0%
31	65.0%	65.0%
32	65.0%	65.0%
33	65.0%	65.0%
34	65.0%	65.0%
35	65.0%	65.0%
36	65.0%	65.0%
37	65.0%	65.0%
38	65.0%	65.0%
39	65.0%	65.0%
40	65.0%	65.0%
41	65.0%	65.0%
42	65.0%	65.0%
43	65.0%	65.0%
44	65.0%	65.0%
45	65.0%	65.0%
46	65.0%	65.0%
47	65.0%	65.0%
48	65.0%	65.0%
49	65.0%	65.0%
50	65.0%	65.0%
51	65.0%	65.0%
52	65.0%	65.0%
53	65.0%	65.0%
54	65.0%	65.0%
55	65.0%	65.0%
56	65.0%	65.0%
57	65.0%	65.0%
Issue Age	Male	Female
58	65.0%	65.0%
59	65.0%	65.0%
60	65.0%	65.0%
61	65.0%	65.0%
62	65.0%	65.0%
63	65.0%	65.0%
64	65.0%	65.0%
65	65.0%	65.0%
66	65.0%	65.0%
67	65.0%	65.0%
68	65.0%	65.0%
69	65.0%	65.0%
70	62.0%	65.0%
71	58.0%	65.0%
72	54.0%	65.0%
73	50.0%	65.0%
74	47.0%	63.0%
75	43.0%	59.0%
76	40.0%	55.0%
77	37.0%	51.0%
78	35.0%	48.0%
79	32.0%	44.0%
80	30.0%	41.0%
81	27.0%	38.0%
82	25.0%	35.0%
83	23.0%	33.0%
84	21.0%	30.0%
85	20.0%	28.0%

Appendix C: Financial Intermediary Variations
Some broker-dealers that have entered into selling agreements with Nationwide (or an affiliate) to sell this policy impose restrictions on their financial professionals that prohibit or limit the recommendation of specific features, benefits, and investment options that are described in this prospectus. Those restrictions are made by the broker-dealer and may or may not be known to Nationwide. Currently, Nationwide is not aware of any such restrictions; however, this conclusion is based only on information that Nationwide could obtain without unreasonable effort or expense and does not reflect restrictions the knowledge of which rests peculiarly with unaffiliated broker-dealers. Applicants/Policy Owners should discuss broker-dealer restrictions on features, benefits, and investment options directly with their financial professional.

Outside back cover page
The Statement of Additional Information contains additional information about the Variable Account. To obtain a free copy of the Statement of Additional Information, request other information about the policy, request personalized illustrations of Death Benefits, Cash Surrender Values, and Cash Values, or to make any other service requests, contact Nationwide at 1-800-848-6331 or by one of the other methods described in Contacting the Service Center.
The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this prospectus. The SAI is also available at https://nationwide.onlineprospectus.net/NW/C000056757NW/index.php?ctype=product_sai. This prospectus is available at https://nationwide.onlineprospectus.net/NW/C000056757NW/index.php?ctype=product_prospectus.
Reports and other information about the Variable Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC Contract Identifier: C000056757

Waddell & Reed Protection VUL – New York
Individual Flexible Premium Variable Universal Life Insurance Policies
Issued by
Nationwide Life Insurance Company
through its
Nationwide VLI Separate Account-7
The date of this prospectus is May 1, 2026.
This prospectus contains basic information about the policies that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable life insurance policies are complex products with unique benefits and advantages and are intended as a vehicle for long-term financial planning, not short-term savings. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all within other life insurance products. With help from financial professionals, purchasers are encouraged to compare and contrast the costs and benefits of the policy described in this prospectus against those of other life insurance products, especially other variable life insurance products offered by Nationwide and its affiliates. This process of comparison and analysis should aid in determining whether the purchase of the policy described in this prospectus is consistent with the purchaser’s life insurance objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
Variable life insurance policies are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Additional information about certain investment products, including variable life insurance policies, has been prepared by the SEC’s staff and is available at Investor.gov.
The availability of investment options, policy benefits, or other policy features described in this prospectus may vary depending on the broker-dealer through which the policy is sold (see Appendix C: Financial Intermediary Variations for additional information).
Under state law a Policy Owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "right to cancel" period). The length of the right to cancel period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum right to cancel period is 10 days. Upon cancellation, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value and any charges deducted or, in certain states, the greater of the Premium paid or the policy's Cash Value plus any charges deducted. For more information, see Right to Cancel (Examination Right).
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features, and investment options are available or approved for use in every state. Contact Nationwide to review a copy of the policy and any Riders or endorsements, see Contacting the Service Center. This prospectus contains all material rights and features of the policy.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the Policy Owner. If the purchaser’s primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.
1

Glossary
Accumulation Unit – An accounting unit of measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initially set at $10 for each Sub-Account.
Attained Age – A person's Issue Age plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The Cash Value minus Indebtedness and any surrender charge.
Cash Value – The total amount allocated to the Sub-Accounts, the policy loan account, and the Fixed Account.
Code – The Internal Revenue Code of 1986, as amended.
Commissionable Target Premium – is an amount used in the calculation of the Percent of Premium Charge and total compensation Nationwide pays. Commissionable Target Premium is actuarially derived based on the Base
Policy Specified Amount, the Insured's characteristics and the death benefit option of the policy.

Death Benefit – The amount paid upon the Insured's death, before the deduction of any Indebtedness, reduction for any long-term care benefits paid, or due and unpaid policy charges.
Directed Monthly Deductions – A Policy Owner's election to have deductions for monthly policy charges, including
Rider charges, deducted from a single Sub-Account or the Fixed Account rather than proportionally. If the selected investment option’s value is insufficient to cover the full monthly deduction, the remainder of the monthly deduction will be deducted proportionally from the Sub-Accounts and/or Fixed Account. Amounts allocated to Enhanced Dollar
Cost Averaging programs are not available for Directed Monthly Deduction election.

Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Initial Death Benefit Guarantee Period – The length of time during which the Guaranteed Policy Continuation Provision is available.
Insured – The person whose life is insured under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Issue Age – A person's age based on their birthday nearest the Policy Date. If their last birthday was more than 182 days prior to the Policy Date, their nearest birthday will be their next birthday.
Lapse – The policy terminates without value.
Maturity Date – The policy anniversary on which the Insured reaches Attained Age120.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Monthly Initial Death Benefit Guarantee Premium – Dollar amounts used to calculate the Premium that must be paid to meet the requirements of the Guaranteed Policy Continuation Provision.
Nationwide – Nationwide Life Insurance Company.
Net Accumulated Premiums – Cumulative Premiums less any partial surrenders, Indebtedness, and any Returned Premium.
Net Amount At Risk – The base policy's Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.

2

Net Premium – Premium after transaction charges, but before any allocation to an investment option.
Policy Data Page(s) – The Policy Data Page(s) are issued as part of the policy and contain information specific to the policy and the Insured, including coverage and Rider elections. Updated Policy Data Page(s) will be issued if the
Policy Owner makes any changes to coverage elections after the policy is issued.

Policy Date – The date the policy takes effect as shown in the Policy Data Pages. Policy years, months, and anniversaries are measured from this date.
Policy Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
Policy Monthaversary – The same day of the month as the Policy Date for each succeeding month. In any month where such day does not exist (e.g. 29th, 30th, or 31st), the Policy Monthaversary will be the last day of that calendar month.

Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or is surrendered, adjusted to account for any unpaid charges, Indebtedness and Rider benefits.

Premium – Amount(s) paid to purchase and maintain the policy.
Premium Load – The aggregate of the sales load and premium tax charges.
Premium Waiver Benefit – The benefit received under the Premium Waiver Rider. The benefit takes the form of a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. The amount credited to the policy is the lesser of the Premium specified by the Policy Owner or the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).

Returned Premium – Any return of Premium due to Code Section 7702 or 7702A.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.
Rider Specified Amount – The portion of the Total Specified Amount attributable to the Additional Term Insurance Rider.
SEC – Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the
Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.

Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include Attained Age, sex, and tobacco habits of the Insured. Substandard Ratings are shown in the Policy
Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors).
The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.

Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount, if applicable.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts.
One Valuation Period ends and another begins as of the close of regular trading on the New York Stock Exchange.

Variable Account – Nationwide VLI Separate Account-7, a separate account that Nationwide established to hold
Policy Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.

3

4

Table of Contents (continued)
5

Important Information You Should Consider About the Policy
FEES AND EXPENSES
Charges for Early Withdrawals
Surrender Charge – For up to 14 years from the Policy Date, or effective date of any Base
Policy Specified Amount increase, a surrender charge is deducted if the policy is surrendered, Lapses, or there is a requested decrease of the Base Policy Specified
Amount (see Surrender Charge). This charge will vary based upon the individual characteristics of the Insured. The maximum surrender charge is $45.95 per $1,000 of
Specified Amount, or 4.595% of the Specified Amount. For example, for a policy with a
$100,000 Base Policy Specified Amount, a complete surrender could result in a surrender charge of $4,595.

Partial Surrender Fee – Deducted from the partial surrender amount requested (see
Partial Surrender Fee). Currently, Nationwide waives the Partial Surrender Fee.
Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial
Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 5% of the amount surrendered.

Transaction Charges
The Policy Owner may also be charged for other transactions as follows:
● Sales Load Charge – Deducted from each Premium payment applied to a policy.
● Premium Taxes Charge – Deducted from each Premium payment applied to a policy.
● Illustration Charge – Upon requesting an illustration.
● Rider Charges – One time rider charges for certain benefits, deducted upon invoking the
Rider.
See Standard Policy Charges and Policy Riders and Rider Charges.

Ongoing Fees and Expenses (periodic charges)
In addition to surrender charges, interest on any outstanding policy loans, and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy and the cost of optional benefits available under the policy, and such fees and expenses are set based on characteristics of the Insured (e.g., age, sex, and rating classification), see Standard
Policy Charges and Policy Riders and Rider Charges. Please refer to the Policy Data
Pages of your policy for rates applicable to the policy.

A Policy Owner will also bear expenses associated with the underlying mutual funds under the policy, as shown in the following table:
	Annual Fee	Minimum	Maximum
	Investment options (underlying mutual fund fees and expenses)	0.72%[1]	1.32%[1]
1 As a percentage of underlying mutual fund net assets.

RISKS
Risk of Loss	Policy Owners can lose money by investing in the policy, including loss of principal (see Principal Risks).
Not a Short-Term Investment
The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash (see Principal Risks).

A surrender charge may apply (see Surrender Charge). In addition, taking policy loans may increase the risk of Lapse and may result in adverse tax consequences (see Policy
Loans).

Risks Associated with Investment Options
● Investment in this policy is subject to the risk of poor investment performance.
Investment Experience can vary depending on the performance of the investment options chosen by the Policy Owner.
● Each investment option, including each general account option, will have its own unique risks.
● Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks.

6

RISKS
Insurance Company Risks
Investment in the policy is subject to the risks associated with Nationwide, including that any obligations (including under any general account options), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting the Service Center (see
Principal Risks).

Policy Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges. Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Payment of insufficient Premium may cause the policy to Lapse. There is no separate additional charge associated with reinstating a Lapsed policy; however, payment of sufficient Premium and repayment or reinstatement of any Indebtedness will be required (see Reinstatement). The Death Benefit will not be paid if the policy has
Lapsed.

For more information, see Principal Risks and Lapse.

RESTRICTIONS
Investments
● Nationwide may restrict the form in which Sub-Account transfer requests will be accepted (see Sub-Account Transfers and Transfer Restrictions).
● Nationwide may limit the frequency and dollar amount of transfers involving the fixed interest option (see Fixed Account Transfers).
● Nationwide reserves the right to add, remove, and substitute investment options available under the policy (see Addition, Deletion, or Substitution of Mutual Funds).
● Transfers between Sub-Accounts are subject to restrictions designed to deter short-term and excessively frequent transfers (see Transfer Restrictions).
● Not all investment options may be available under your policy (see Appendix A:
Underlying Mutual Funds Available Under the Policy).
● The availability of investment options may vary depending on the broker-dealer through which the policy is sold (see Appendix C: Financial Intermediary Variations).

Optional Benefits
● Certain optional benefits may be subject to availability, eligibility, and/or invocation requirements. Availability of certain optional benefits may be subject to Nationwide’s underwriting approval for the optional benefit.
● Certain optional benefits limit or restrict the investment options available for investment.
● Policy loans are not permitted while benefits are being paid under certain optional benefits.
● Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new policies and will not impact any policies already In
Force.
● The availability of policy benefits may vary depending on the broker-dealer through which the policy is sold (see Appendix C: Financial Intermediary Variations).
For more information, see Policy Riders and Riders Charges.

TAXES
Tax Implications
● Consult with a tax professional to determine the tax implications of an investment in and payments received under this policy.
● Earnings on the policy are generally not taxable to the Policy Owner, unless withdrawn from the policy. Partial and full surrenders from the policy will be subject to ordinary income tax and may be subject to a tax penalty.
For more information, see Taxes.

CONFLICTS OF INTEREST
Investment Professional Compensation
Some financial professionals receive compensation for selling the policy. Compensation can take the form of commissions and other indirect compensation in that Nationwide may share the revenue it earns on this policy with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this policy over another investment (see A
Note on Charges).

7

CONFLICTS OF INTEREST
Exchanges
Some financial professionals may have a financial incentive to offer an investor a new policy in place of the one he/she already owns. An investor should only exchange his/her policy if he/she determines, after comparing the features, fees, and risks of both policies, and any surrender charge to terminate the existing policy, that it is preferable for him/her to purchase the new policy, rather than to continue to own the existing one (see Exchanging the Policy for Another Life Insurance Policy).

8

Overview of the Policy
Purpose
The primary benefit of this policy is life insurance coverage. Nationwide will pay the Death Benefit Proceeds upon the Insured's death if the Insured dies while the policy is In Force. The policy is In Force when: the policy has been issued; the initial Premium has been paid; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
The Cash Value and Death Benefit, to the extent the Death Benefit includes or is based on the Cash Value, will not be fixed but will be dependent on the investment performance of the investment options in which the Policy Owner is invested, and cumulative Variable Account and policy charges assessed by Nationwide over the life of the policy.
Prospective purchasers should consult with a financial professional to determine whether this policy is appropriate for them, taking into consideration his/her particular needs, including investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics. Generally speaking, this policy is intended as a long-term investment, it is not a short-term investment and is not appropriate for an investor who needs ready access to cash, see Principal Risks.
Premiums
The Policy Owner will select a Premium payment plan for the policy at the time of application. Within limits, the Policy Owner may vary the frequency and amount of Premium payments, see Premium Payments and Unfavorable Sub-Account Investment Experience.
Net Premium, loan repayments, and Cash Value may be allocated among fixed and/or variable investment options available in the policy.
The policy currently offers a fixed investment option which will earn interest daily, see Fixed Account.
The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VLI Separate Account-7 contains a separate Sub-Account for each of the underlying mutual funds offered in the policy.
Additional information about the underlying mutual funds is available in Appendix A: Underlying Mutual Funds Available Under the Policy.
Payment of insufficient Premium may cause the policy to Lapse.
Policy Features
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit .
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
For additional information, see Standard Death Benefit Options.
Choice of Policy Proceeds
The Policy Proceeds may be paid in a lump sum, or a variety of options that will pay out over time.
Coverage Flexibility
Subject to conditions, the Policy Owner may choose to:
•
change the death benefit option;
•
increase or decrease the Base Policy Specified Amount and/or Rider Specified Amount;
•
change beneficiaries; and
9

•
change ownership of the policy.
Continuation of Coverage Guarantee Feature
The policy will remain In Force during the policy continuation period as long as sufficient Premium is paid to meet the requirements set forth in Guaranteed Policy Continuation Provision.
Access to Cash Value
Subject to conditions, the Policy Owner may:
•
take a policy loan, see Policy Loans.
•
take a partial surrender, see Partial Surrender.
•
surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.
Transfer Requests
Policy Owners may request to transfer allocations between available investment options of the policy (i.e., the Fixed Account and Sub-Accounts). Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center.
Restrictions or limitations on transfers from the general account option(s) may delay a Policy Owner’s ability to transfer Cash Value to the Sub-Accounts. Additionally, transfer requests from a Sub-Account may be subject to short-term trading fees and policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Investment Experience. For additional information, see Transfers Among and Between the Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the Policy Owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Assignment
Policy Owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Right to Cancel (Examination Right)
For a limited time, the Policy Owner may cancel the policy and Nationwide will refund the amount prescribed by state law, see Right to Cancel (Examination Right).
Riders
The Policy Owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•
Overloan Lapse Protection Rider
•
Children's Term Insurance Rider
•
Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider
•
Spouse Life Insurance Rider
•
Accidental Death Benefit Rider
•
Premium Waiver Rider
•
Change of Insured Rider (no charge)
•
Additional Term Insurance Rider
•
Waiver of Monthly Deductions Rider
•
Extended Death Benefit Guarantee Rider
10

Note: The Adjusted Sales Load Life Insurance Rider is no longer available for election for applications signed after January 8, 2010. For policies issued on or before January 8, 2010, with the Adjusted Sales Load Life Insurance Rider, information about the Rider including the Fee Table listing the periodic charges assessed for the Rider, is located in Appendix D: The Adjusted Sales Load Life Insurance Rider.
For additional information, see Policy Riders and Rider Charges.
11

Fee Table
The following tables describe the fees and expenses that a Policy Owner will pay when buying, owning, and surrendering or taking partial surrenders from the policy. Please refer to the Policy Data Pages of your policy for information about the specific fees you will pay based on the options you have elected.
The first table describes the fees and expenses that a Policy Owner will pay at the time the Policy Owner pays Premium into the policy, surrenders or takes partial surrenders from the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Sales Load	Upon making a Premium payment	Maximum: $65 from each $1,000 of Premium	Currently: $65 from each $1,000 of Premium
Premium Taxes	Upon making a Premium payment	Maximum: $35 from each $1,000 of Premium	Currently: $35 from each $1,000 of Premium
Illustration Charge[1]	Upon requesting an illustration	Maximum: $25	Currently: $0
Partial Surrender Fee	Upon a partial surrender	Maximum: lesser of $25 or 2% of the amount surrendered from the policy's Cash Value	Currently: $0
Surrender Charge†	Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases	Maximum: $45.95 per $1,000 of Base Policy Specified Amount	Minimum: $0.49 per $1,000 of Base Policy Specified Amount
Representative: an Issue Age 35 male preferred non-tobacco with a Base Policy Specified Amount and Total Specified Amount of $500,000 and a complete surrender of the policy in the first year	Upon surrender or Lapse of the Policy	$9.30 per $1,000 of Base Policy Specified Amount from the policy's Cash Value
Overloan Lapse Protection Rider Charge†	Upon invoking the Rider	Maximum: $42.50 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000	Upon invoking the Rider	$32 per $1,000 of Cash Value
†
This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular Policy Owner will pay. Policy Owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
1
The Policy Owner will be expected to pay the Illustration Charge by check or money order at the time of the request. This charge will not be deducted from Cash Value.
12

The next table describes the fees and expenses that a Policy Owner will pay periodically while the policy is In Force, not including underlying mutual fund operating expenses.
Periodic Charges Other than Annual Underlying Mutual Fund Expenses
Base Contract Charges
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance Charge†	Monthly	Maximum: $83.34 per $1,000 of Net Amount At Risk	Minimum: $0.00 per $1,000 of Net Amount At Risk
Representative: an Issue Age 35 male preferred non-tobacco with a Base Policy Specified Amount and Total Specified Amount of $500,000, Death Benefit Option 1, and policy year one	Monthly	$0.10 per $1,000 of Net Amount At Risk
Flat Extra Charge[1]	Monthly	Maximum: $2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Mortality and Expense Risk Charge	Monthly	Maximum: $0.67 per $1,000 of Cash Value allocated to the Sub-Accounts	Currently: $0.67 per $1,000 of Cash Value allocated to the Sub-Accounts
Administrative Per Policy Charge	Monthly	Maximum: $9.00 per policy	Currently: $9.00 per policy
Underwriting and Distribution Charge†	Monthly	Maximum: $0.20 per $1,000 of Base Policy Specified Amount	Minimum: $0.00 per $1,000 of Base Policy Specified Amount
Representative: an Issue Age of 35, in the first policy year, male preferred non- tobacco with a Base Policy Specified Amount of $500,000, and Death Benefit Option 1	Monthly	$0.10 per $1,000 of Base Policy Specified Amount
Policy Loan Interest Charge[2]	Annually and at the time of certain events and transactions	Maximum: 4.50% of Indebtedness	Currently: 4.50% of Indebtedness
Optional Benefit Charges
Charge	When Charge is Deducted	Amount Deducted
Children's Term Insurance Rider Charge	Monthly	Maximum: $0.43 per $1,000 of Children’s Term Insurance Rider Specified Amount	Currently: $0.43 per $1,000 of Children’s Term Insurance Rider Specified Amount
Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider Charge†	Monthly	Maximum: $13.65 per $1,000 of Long-Term Care Rider Net Amount At Risk	Minimum: $0.00 per $1,000 of Long-Term Care Rider Net Amount At Risk
13

Optional Benefit Charges
Representative: an Issue Age 35 male preferred non-tobacco	Monthly	$0.05 per $1,000 of Long-Term Care Rider Net Amount At Risk
Spouse Life Insurance Rider Charge†	Monthly	Maximum: $10.23 per $1,000 of Spouse Life Insurance Rider Specified Amount	Minimum: $0.10 per $1,000 of Spouse Life Insurance Rider Specified Amount
Representative Spouse: an Attained Age 35 female non- tobacco with a Spouse Life Insurance Rider Specified Amount of $100,000	Monthly	$0.11 per $1,000 of Spouse Life Insurance Rider Specified Amount
Accidental Death Benefit Rider Charge†	Monthly	Maximum: $0.75 per $1,000of Accidental Death Benefit Rider Specified Amount	Minimum: $0.05 per $1,000 of Accidental Death Benefit Rider Specified Amount
Representative: an Attained Age 35 male preferred non- tobacco with an Accidental Death Benefit Rider Specified Amount of $100,000	Monthly	$0.06 per $1,000 of Accidental Death Benefit Rider Specified Amount
Premium Waiver Rider Charge†	Monthly	Maximum: $315 per $1,000 of Premium Waiver Benefit	Minimum: $42 per $1,000 of Premium Waiver Benefit
Representative: an Attained Age 35 male preferred non- tobacco	Monthly	$42 per $1,000 of Premium Waiver Benefit
Additional Term Insurance Rider Charge†	Monthly	Maximum: $83.34 per $1,000 of Rider Death Benefit	Minimum: $0.02 per $1,000 of Rider Death Benefit
Representative: an Issue Age 35, in the first policy year, male preferred non-tobacco with a Rider Specified Amount of $250,000 and a Total Specified Amount of $500,000	Monthly	$0.05 per $1,000 of Rider Death Benefit
Waiver of Monthly Deductions Rider Charge†	Monthly	Maximum: $855 per $1,000 of Waiver of Monthly Deduction Benefit	Minimum: $85 per $1,000 of Waiver of Monthly Deduction Benefit
Representative: an Attained Age 35 male preferred non- tobacco with a Total Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$85 per $1,000 of Waiver of Monthly Deduction Benefit
Extended Death Benefit Guarantee Rider Charge†	Monthly	Maximum: $0.16 per $1,000 of Base Policy Specified Amount covered by Rider	Minimum: $0.01 per $1,000 of Base Policy Specified Amount covered by Rider
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Optional Benefit Charges
Representative: an Issue Age
35, in the first policy year, male, preferred
non-tobacco with an Extended Death
Benefit Guarantee Percentage of 100%, a
lifetime Extended Death Benefit
Guarantee Duration, and Base Policy
Specified Amount and Total Specified
Amount of $500,000
Monthly	$0.06 per $1,000 of Base Policy Specified Amount covered by Rider
†
This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular Policy Owner will pay. Policy Owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
1
The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance Charge. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge.
2
The Policy Loan Interest Charge is described in more detail in Policy Loans.
The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that a Policy Owner may periodically pay while the policy is In Force. Expenses shown may change over time and may be higher or lower in the future. A complete list of the underlying mutual funds available under the policy, including their annual expenses, may be found at the back of this document in Appendix A: Underlying Mutual Funds Available Under the Policy.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.72%	1.32%
Principal Risks
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy Owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary. Policy Owners accessing the Cash Value could incur potentially substantial surrender charges. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the Policy Owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A Policy Owner may not earn sufficient returns from the investment options offered by Nationwide in the policy and selected by the Policy Owner to pay the policy’s periodic charges in which case additional Premium payments may be required over the life of the policy to prevent Lapse. Policy guarantees that exceed the value in the Variable Account, including payment of the Death Benefit, are subject to Nationwide's claims paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.
Unfavorable Sub-Account Investment Experience
The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. As such, the Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned.
Note: A customized projection of policy values (a "policy illustration") is available from your financial professional at the time of application and after the policy is issued. The Policy Owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the Policy Owner intends to pay and when. The Policy Owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the
15

policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant market decline, additional Premium may be required to meet a Policy Owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned.
Risk of Policy Lapse
Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease. Lapse may also have adverse income tax consequences if the policy has outstanding Indebtedness.
Risk of Increase in Current Fees and Charges
Subject to the guaranteed maximum rates stated in the Policy Data Pages, Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, morbidity experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide at least 30 days advance notice of any increase in policy and/or Rider charges.
If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see Fee Table and Standard Policy Charges.
Limitation of Access To Cash Value
A Policy Owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders. Partial surrenders will reduce the Base Policy Specified Amount as well as other policy benefits, and policy loans may increase the risk of Lapse.
Fixed Account Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the Fixed Account. Before the policy's Maturity Date, the Policy Owner may make transfers involving the Fixed Account without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars and Nationwide may limit the frequency and dollar amount of transfers involving the Fixed Account. See Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Sub-Account Transfer Limitations
Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Sub-Account Investment Risk
A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by visiting the website listed in Appendix A: Underlying Mutual Funds Available Under the Policy or contacting the Service Center, see Contacting the Service Center.
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Investment Option Restrictions
Nationwide limits the Sub-Accounts available for allocation of Premium and transfers of Cash Value when the Extended Death Benefit Guarantee Rider is elected. Nationwide selected the available Sub-Accounts on the basis of factors associated with the underlying mutual funds' investment objectives, strategies, and risks, and Sub-Accounts were excluded from availability on the basis of similar considerations. In general, the permitted investment options are more conservative than those that are not permitted. By electing the Extended Death Benefit Guarantee Rider and accepting the investment option restrictions, Policy Owners may be foregoing investment gains that could otherwise be realized by investing in investment options that are not available under the Rider.
Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
The Death Benefit Proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the Death Benefit Proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the Policy Owner can contact the Service Center, see Contacting the Service Center.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to conduct its businesses or administer the policy (e.g., calculate unit values or process transactions).
Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks. The techniques used to attack systems and networks change frequently and are becoming more sophisticated, including through the use of artificial intelligence (AI) and AI powered tools.
Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, there can be no guarantee that Nationwide, its service providers, intermediaries, or the underlying mutual funds will be able to avoid or readily detect cybersecurity incidents affecting Policy Owners in the future.
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In the event that policy administration or policy values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore policy values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to policies or policy values that result from the Policy Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information.
Business Continuity Risks
Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the policy. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the policy could be impaired.
Nationwide Life Insurance Company
The policy is issued by Nationwide, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.
Nationwide VLI Separate Account-7
Organization, Registration, and Operation
Nationwide VLI Separate Account-7 (the Variable Account) is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the Variable Account to support other variable life insurance policies that it issues. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of federal securities laws. For purposes of federal securities laws, the Variable Account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the Variable Account's management or investment practices or policies.
The Variable Account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the Variable Account will be credited to, or charged against, the Variable Account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide’s other assets and are not part of Nationwide’s general account. Nationwide may not use the Variable Account's assets to pay any of its liabilities other than those arising from the policies or other policies supported by the Variable Account. Nationwide will hold assets in the Variable Account equal to its liabilities. The Variable Account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this Variable Account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding underlying mutual fund. A Policy Owner could lose some or all of their money.
Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•
remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
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•
substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•
transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•
combine the Variable Account with other separate accounts, and/or create new separate accounts;
•
deregister the Variable Account under the 1940 Act, or operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
•
modify the policy provisions to reflect changes in the Sub-Accounts and the Variable Account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this Variable Account.
Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the Policy Owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the Policy Owner received notification of a material change in the investment policy of the Variable Account.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)
shares of a current underlying mutual fund are no longer available for investment; or
(2)
further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state and/or federal regulatory authorities. All affected Policy Owners will be notified in writing by U.S. mail, or any other means permitted by law, in the event there is a substitution, elimination, or combination of shares.
The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister Nationwide VLI Separate Account-7 under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no outstanding policies supported by the Variable Account or for any other purpose approved by the SEC.
All Policy Owners will be notified in the event Nationwide deregisters Nationwide VLI Separate Account-7.
Voting Rights
Although the Variable Account owns the mutual fund shares, Policy Owners are entitled to certain voting rights in the underlying mutual fund shares of the Sub-Accounts to which they have assets allocated. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the underlying mutual fund shares held in the Variable Account only as instructed by Policy Owners and the owners of other policies.
When a shareholder vote occurs, a Policy Owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Policy Owners vote, each vote has a greater impact on, and may control the outcome of the vote.
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Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Policy Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Policy Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
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Policy Investment Options
Policy Owners designate how Net Premium payments are allocated among the Sub-Accounts and/or the Fixed Account. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
Fixed Account
Nationwide's obligations under the Fixed Account are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in the Variable Account and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.
Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and Policy Owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the Fixed Account.
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Minimum Guaranteed Interest Rate
Nationwide guarantees that Cash Value allocated to the Fixed Account will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar quarter but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
Currently, the Fixed Account is the only fixed investment option available under the policy. In the future, Nationwide may offer one or more additional fixed accounts with characteristics that differ from those of the current option, but is under no obligation to do so. The effective annual rate Nationwide declares for the Fixed Account will never be less than 2% for policies with a Policy Date on or after August 1, 2014, 3% for policies with a Policy Date prior to August 1, 2014.
Interest Crediting Risks and Lapse
The Policy Owner assumes the risk that the actual credited interest rate may not exceed the guaranteed interest crediting rate. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Sub-Account transfers. Interest credited to the Fixed Account may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Nationwide’s Claims-Paying Ability
Guaranteed benefits or interest crediting associated with the Fixed Account is a general account obligation of Nationwide. Therefore, any guaranteed benefit, interest crediting, and the Policy Owner's right to receive payment, is subject to Nationwide’s claims-paying ability and may be subordinate to other claims on the general account in the event Nationwide becomes insolvent.
Restrictions on Transfers to and from the Fixed Account
Prior to the policy's Maturity Date, the Policy Owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account, see Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
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Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that invest in underlying mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Cash Value allocated to a Sub-Account will vary based on the Investment Experience of the corresponding underlying mutual fund in which the Sub-Account invests. There is a risk of loss of the entire amount invested.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
Information about each underlying mutual fund, including its name, type, adviser and sub-adviser (if applicable), current expenses, and performance, is available in Appendix A: Underlying Mutual Funds Available Under the Policy. Each underlying mutual fund issues its own prospectus that contains more detailed information about the underlying mutual fund. For more information on an underlying mutual fund, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Policy Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisors of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly available mutual fund. Policy Owners should not compare the performance of a publicly available mutual fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available mutual funds.
The particular underlying mutual funds available under the policy may change from time to time, see Information on Underlying Mutual Fund Service Fee Payments. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The Policy Owner will receive notice of any such changes that effect the policy.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Valuation of Accumulation Units
Nationwide accounts for the value of a Policy Owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. EST, on each day that the NYSE is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays (or on the dates that such holidays are observed by the New York Stock Exchange):
•
New Year's Day
•
Martin Luther King, Jr. Day
•
Presidents' Day
•
Good Friday
•
Memorial Day
•
Juneteenth National Independence Day
22

•
Independence Day
•
Labor Day
•
Thanksgiving
•
Christmas
In addition, Nationwide will not price Accumulation Units if:
(1)
trading on the NYSE is restricted;
(2)
an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)
the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.
How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A Policy Owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the Policy Owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a Policy Owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.
Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:
(a)
is the sum of:
●
the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
●
the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
●
a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the Variable Account; and
(b)
is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period.
Nationwide determines the Sub-Account’s Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy Owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the Policy Owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the Policy Owner. The net result is that the Policy Owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.
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Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Policy Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
•
the dilution of the value of the investors' interests in the mutual fund;
•
mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•
increased administrative costs due to frequent purchases and redemptions.
To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy Owners remaining in the affected Sub-Account will bear any resulting increased costs.
Short-Term Trading Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. These fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading. Some underlying mutual funds may refer to short-term trading fees as "redemption fees." If a short-term trading fee is assessed, the Policy Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a policy may appear on these reports if the Policy Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period. For example, if a Policy Owner executes multiple transfers involving 10 Sub-Accounts in one Valuation Period, this counts as one transfer event. A single transfer occurring in a given Valuation Period that involves only two Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the form in which transfer requests will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter
Nationwide will mail a letter to the Policy Owner notifying them that:
(1)they have been identified as engaging in harmful trading practices; and
(2)if their transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the Policy Owner will be limited to submitting transfer requests via U.S. mail.

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically limit the Policy Owner to submitting transfer requests via U.S. mail.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, expedited U.S. mail, and expedited delivery via private carrier.
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For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each policy starts with 0 transfer events each January 1. For restrictions on transfer events within two consecutive calendar quarters, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter.
Managers of Multiple Policies
Some financial professionals manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple Policy Owners. These multi-policy financial professionals may be required by Nationwide to submit all transfer requests via U.S. mail.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Policy Owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Policy Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly. The Policy Owner will be notified if a transfer request is rejected.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)
request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Policy Owner;
(2)
request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by Policy Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected Policy Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected Policy Owners in their current underlying mutual fund allocation.
Fixed Account Transfers
Prior to the policy's Maturity Date, the Policy Owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account. Contact the Service Center for information regarding restrictions in effect for the Fixed Account at the time of a Premium payment or transfer request, see Contacting the Service Center.
Transfers to and/or from the Fixed Account may be restricted as follows:
•
Transfers to and/or from may be prohibited during the first policy year; and
•
Only one transfer to may be permitted every 12 months.
Transfers to the Fixed Account may be restricted as follows:
•
Transfers to that exceed 25% of the Cash Value (as of the end of the prior Valuation Period) may not be permitted; and
•
Transfers to that would result in the Fixed Account value exceeding 30% of the Cash Value may not be permitted.
Transfers from the Fixed Account may be restricted as follows:
25

•
Transfers from, of more than 25% of the Fixed Account value in any policy year (as of the end of the previous policy year), may not be permitted.
Amounts transferred to the Fixed Account may be credited interest at different rates, see Fixed Account. Transfers from the Fixed Account will be on a last-in, first-out basis (LIFO). Any restrictions that Nationwide implements will be applied consistently and uniformly.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•
by Internet at www.nationwide.com
•
by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•
by mail to Nationwide Life Insurance Company, P.O. Box 182835, Columbus, Ohio 43218-2835
•
by fax at 1-888-677-7393
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator. Nationwide may also be required to provide information about a specific policy to government regulators.
Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Policy
General Information
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide’s underwriting and approval. In addition to the terms and conditions of the policy, Policy Owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a Policy Owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit, Rider benefits, and Cash Value accordingly.
26

Under limited circumstances and at the request of the Policy Owner, Nationwide may backdate the policy by assigning a Policy Date earlier than the date the application is signed. Backdating may result in lower cost of insurance rates; however, policy charges will be deducted from the policy's Cash Value for each accrued month that the policy was backdated.
Any modification or waiver of Nationwide’s rights or requirements under the policy must be in writing and signed by Nationwide’s president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
Nationwide may modify the policy, its operations, or the Variable Account’s operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the Variable Account is subject. Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify Policy Owners of all modifications and will make appropriate endorsements to the policy.
The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the Policy Proceeds.
To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).
It is important to remember that the portion of any amounts allocated to Nationwide’s general account, including any amounts allocated to the Fixed Account, and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the Variable Account, are subject to Nationwide’s claims paying ability.
Any money Nationwide pays, or that is paid to Nationwide, must be in the currency of the United States of America.
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. The Policy Owner may name a contingent owner who will become the Policy Owner if the Policy Owner dies before Proceeds become payable. Otherwise, ownership will pass to the Policy Owner's estate, if the Policy Owner is not the Insured.
Policy Owner Rights
The Policy Owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide’s approval. These rights include, but are not limited to, the following:
•
changing the Policy Owner, contingent owner, and beneficiary;
•
assigning, exchanging, and/or converting the policy;
•
requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•
changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount.
These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide’s approval, the Policy Owner may name a different Policy Owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy.
Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds if the Insured dies while the policy is In Force. While the policy is In Force, a Policy Owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.
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If a primary beneficiary dies before the Insured dies, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the Policy Owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured dies and before any Proceeds become payable. A Policy Owner may name more than one contingent beneficiary. Unless specified otherwise by the Policy Owner, Nationwide will also pay multiple contingent beneficiaries in equal shares.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
Community Property States
In community property states, the Policy Owner’s spouse may have a community property interest in the Proceeds of a life insurance policy even if the spouse is not a named party on the policy. Changes of beneficiary and/or ownership, assignment, and certain financial transactions may impede the spouse’s community property interest. The spouse may need to consent to these types of transactions. The Policy Owner should seek legal advice regarding the applicability of community property laws to the policy and whether spousal consent is necessary. Nationwide is not responsible for determining the applicability of community property laws to the policy.
Purchasing a Policy
The policy is available for Insureds between the Attained Ages of zero and 85. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
Nationwide must receive evidence of insurability that satisfies its underwriting standards (this may require a medical examination) before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $100,000. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
Initial Premium Payment
The required initial Premium payment amount is stated in the Policy Data Pages and will depend on the following factors: the initial Base Policy Specified Amount, death benefit option elected, any Riders elected, and the Insured's age, sex, health, and activities. Initial Premium may be paid to the Service Center or to an authorized Nationwide representative. The initial Premium payment will not be applied to the policy until the underwriting process is complete.
Insurance Coverage
Issuance of full insurance coverage requires that the Insured meet all underwriting requirements, the required initial Premium is paid (including any additional Premium determined necessary through the underwriting process), and the policy is issued while the Insured is alive. Nationwide has the right to reject any application for insurance, in which case Nationwide will return the Premium payment within two business days of the date Nationwide rejects the application.
After Nationwide approves an application, insurance coverage will begin and will be In Force on the Policy Date shown in the Policy Data Pages. Nationwide begins deducting policy charges on the Policy Date. Changes in the Total Specified Amount (which may only be requested after the first policy year) will be effective on the next Policy Monthaversary after Nationwide approves the change request.
Insurance coverage will end upon the Insured's death, when Nationwide begins to pay the Proceeds, or when the policy reaches the Maturity Date, unless it is extended. Coverage will also end if the policy Lapses.
Temporary Insurance Coverage
Temporary insurance coverage (of an amount equal to the Total Specified Amount, up to $1,000,000) may be available for no charge before full insurance coverage takes effect. Prospective purchasers must submit a temporary insurance agreement and make an initial Premium payment. The amount of this initial Premium payment will depend on the initial Total Specified Amount, choice of death benefit option, and any Riders elected. Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement. If full coverage is denied, the temporary insurance coverage will terminate five days from the date Nationwide mails a termination notice (accompanied
28

by a refund equal to the Premium payment made). If full coverage is approved, the temporary insurance coverage will terminate on the date that full insurance coverage takes effect. Allocation of the initial Net Premium will be determined by the right to examine law of the state in which the policy is issued.
Right to Cancel (Examination Right)
For a limited time, commonly referred to as the "right to cancel" period, a Policy Owner may cancel the policy and receive a refund. For non-replacement and replacement transactions in states other than New York, and non-replacement transactions in New York, the right to cancel period expires 10 days after the Policy Owner receives the policy. For replacement transactions in New York, the right to cancel period expires 60 days after the Policy Owner receives the policy.
In order to cancel the policy during the right to cancel period, a Policy Owner must submit a written cancellation request and return the policy either to the sales representative who sold it or to the Service Center. Nationwide will honor written cancellation requests received in good order by the last day of the right to cancel period (if returned by US mail, the request must be post-marked by the last day of the right to cancel period). If the policy is canceled during the right to cancel period, Nationwide will treat the policy as if it was never issued.
Written cancellation requests received after the close of business on the date the right to cancel period expires will not be canceled free of charge.
Within seven days of receipt of a written cancellation request, Nationwide will refund the amount prescribed by law. If the policy is issued in New York and the policy was not a replacement, Nationwide is required to refund the initial Premium upon exercise of the right to cancel provision. Therefore, initial Net Premium designated to be allocated to the Sub-Accounts will be held in the available money market Sub-Account until the right to cancel period expires. At the expiration of the right to cancel period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
If the policy is issued in any other state, or is a replacement policy issued in New York, Nationwide will refund the Cash Value upon exercise of the right to cancel provision. Therefore, all of the initial Net Premium will be allocated to the designated Sub-Accounts, based on the allocation instructions in effect at that time, at the price next determined.
Allocation of Net Premium During Right to Cancel Period
Where state law requires the return of initial Premium for cancellations during the right to cancel period, Nationwide will allocate initial Net Premium to the Fixed Account as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the right to cancel period expires. At the expiration of the right to cancel period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and Fixed Account based upon the allocation instructions in effect at the time.
Premium Payments
This policy does not require a payment of a scheduled Premium amount to keep it In Force. It will remain In Force as long as the conditions that cause a policy to Lapse do not exist, see Lapse and Unfavorable Sub-Account Investment Experience. Premium payment reminder notices will be sent according to the Premium payment schedule selected by the Policy Owner. Additional Premium payments must be submitted to the Service Center. Each Premium payment must be at least $50. Upon request, Nationwide will furnish Premium payment receipts. Policy Owners may make additional Premium payments at any time while the policy is In Force and prior to the Maturity Date, subject to the following:
•
Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.
•
Nationwide will refund Premium payments that exceed the applicable Premium limit established by the Code to qualify the policy as a contract for life insurance.
•
Nationwide will monitor Premiums paid and will notify Policy Owners when the policy is in jeopardy of becoming a modified endowment contract, see Taxes.
•
Nationwide may require that policy Indebtedness be repaid before accepting any additional Premium payments.
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Subsequent Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received.
Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
•
the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•
amounts allocated to the Fixed Account, including credited interest; and
•
amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.
Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.
On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders and Returned Premium.
Changing the Amount of Insurance Coverage
After the first policy year, the Policy Owner may request to change the Total Specified Amount. To change the Total Specified Amount, the Policy Owner must submit in good order, a written request to the Service Center. Changes to the Total Specified Amount will become effective on the next Policy Monthaversary after Nationwide approves the request unless the Policy Owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value, Lapse protection provided by the Guaranteed Policy Continuation Provision, or Lapse protection provided by the Extended Death Benefit Guarantee Rider, if elected, would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Total Specified Amount changes to one increase and one decrease each policy year. Changes to the Total Specified Amount will typically alter the Death Benefit.
Increases
To increase the Total Specified Amount, the Policy Owner must provide satisfactory evidence of insurability. The Insured must be Attained Age 85 or younger at the time of the request. Any request to increase the Total Specified Amount must be at least $10,000. An increase in the Total Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Base Policy Specified Amount and/or Rider Specified Amount may require the Policy Owner to make larger or additional Premium payments in order to avoid Lapsing the policy. An additional Underwriting and Distribution Charge and surrender charge schedule will also apply whenever the Base Policy Specified Amount is increased.
Decreases
The Policy Owner may request to decrease the Total Specified Amount. Nationwide applies Total Specified Amount decreases to the most recent Base Policy Specified Amount and/or Rider Specified Amount increase and continues applying the decrease backwards while still maintaining the original Total Specified Amount. Decreases to the Total Specified Amount may decrease the amount of policy charges. Decreases may also result in a surrender charge being assessed, see Surrender Charge. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Base Policy Specified Amount shown on the Policy Data Pages. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance.
Right to Exchange
The Policy Owner has an exchange right under the policy. At any time within the first 24 months of coverage from the Policy Date, the Policy Owner may surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured’s life without evidence of insurability.
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To invoke this right, the policy must be In Force and not in the Grace Period, and the Policy Owner must submit a written request to the Service Center on approved forms.
The new policy must be one of Nationwide’s available fixed benefit individual life insurance policies. The death benefit on the new policy may not be greater than the Death Benefit on this policy immediately prior to the exchange date. The new policy will have the same Total Specified Amount, Policy Date, and issue age. Nationwide will base Premium payments on the rates in effect for the same sex, Attained Age, and underwriting class of the Insured on the exchange date, unless otherwise required by state law. The Policy Owner may transfer Indebtedness to the new policy.
Exchange requests must be made on Nationwide forms and submitted to the Service Center. The policy must be In Force and not in a Grace Period. The Policy Owner must pay a surrender charge if applicable and surrender the policy to Nationwide. The Policy Owner must pay any money due on the exchange (any amount needed to ensure that the Cash Surrender Value of the new policy is the same as the Cash Surrender Value of this policy). The Policy Owner may request that any excess of the Cash Surrender Value of this policy over the Cash Surrender Value of the new policy be paid to the Policy Owner. The exchange may have adverse tax consequences. The new policy will take effect on the exchange date only if the Insured is alive. This policy will terminate when the new policy takes effect.
After the first 24 months of coverage, the Policy Owner may still surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured’s life. However, issuance of the new policy will depend on the Insured providing satisfactory evidence of insurability.
Annual Option to Purchase Paid Up Coverage
On each policy anniversary, the Policy Owner has the option to surrender the policy and apply the Cash Surrender Value to purchase extended term insurance without evidence of insurability. The amount of the extended term insurance will equal the Death Benefit, less any Indebtedness. The extended term insurance coverage will be in effect for as long a period as the Cash Surrender Value will purchase at the Insured's Attained Age on the date of transfer. The Cash Value of the extended term insurance, at any time, will be equal to the cost of the extended term insurance at the Insured's Attained Age at that time. The cost of the extended term insurance will be based on an interest rate of 3% and the 2001 Commissioner’s Standard Ordinary Mortality Select and Ultimate Table, distinct by sex and rate class.
Additionally, on each policy anniversary, the Policy Owner has the option to surrender the policy and apply the Cash Surrender Value to purchase a guaranteed fixed paid-up benefit without evidence of insurability. The amount of the fixed paid-up benefit will be the amount of benefit that the Cash Surrender Value can purchase at the Insured's Attained Age on the date of the transfer, but before the deduction of monthly policy charges. The Cash Value of the paid-up benefit equals the cost of the fixed paid-up benefit at the Insured's Attained Age at the time the paid-up benefit is calculated. The cost is calculated using an interest rate of 3% and the policy's guaranteed mortality table.
Terminating the Policy
There are several ways that the policy can terminate. The policy will automatically terminate when the Insured dies, the policy reaches the Maturity Date and is not extended (see Policy Maturity), or the Grace Period ends. The policy will also terminate if it is fully surrendered.
Terminating the policy may result in adverse tax consequences.
Assigning the Policy
The Policy Owner may assign any or all rights under the policy while it is In Force, subject to Nationwide’s approval. The beneficiary's interest will be subject to the person or entity to which the Policy Owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the Policy Owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments.
Reminders, Reports, and Illustrations
Nationwide will send scheduled Premium payment reminders and transaction confirmations to Policy Owners upon request. Nationwide will also send quarterly and annual statements that show:
•
the Total Specified Amount;
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•
Premiums paid;
•
all charges since the last report;
•
the current Cash Value;
•
the Cash Surrender Value; and
•
Indebtedness.
Confirmations of individual financial transactions, such as transfers, partial surrenders, and loans are generated and mailed automatically. Policy Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the policy. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
Nationwide will send these reminders and reports to the address provided on the application unless directed otherwise. Copies may be obtained by contacting the Service Center. At any time after the first policy year, Policy Owners may ask for an illustration of future benefits and values under the policy, see Illustration Charge.

IMPORTANT NOTICE REGARDING DELIVERY
OF SECURITY HOLDER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple Policy Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Policy Owner(s). Household delivery will continue for the life of the policies. A Policy Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Individual delivery will resume within 30 days after receiving such notification.
Other Benefits Available Under the Policy
In addition to the standard death benefit options available under the policy, other standard or optional benefits may also be available to you. The following table summarizes information about these other benefits. For additional information on the policy’s Riders, see Policy Riders and Rider Charges. Additional information on the fees associated with each benefit is in the Fee Table. The availability of policy benefits may vary depending on the broker-dealer through which the policy is sold (see Appendix C: Financial Intermediary Variations).
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Guaranteed Policy Continuation	During the Initial Death Benefit Guarantee Period, the policy will not Lapse if premium requirements are satisfied	Standard
● The Monthly Initial Death Benefit Guarantee
Premium can change due to action by the Policy
Owner
● When the Initial Death Benefit Guarantee Period
ends, the policy may be at risk of Lapse
● Duration of the benefit period varies based on the
Insured’s Issue Age
See Guaranteed Policy Continuation Provision

Dollar Cost Averaging	Long-term transfer program involving automatic transfer of assets	Standard
● Transfers are only permitted from the Fixed Account
and a limited number of Sub-Accounts
● Transfers may not be directed to the Fixed Account
● Transfers from the Fixed Account must be no more
than 1/30th of the Fixed Account value at the time
the program is elected
● Nationwide may modify, suspend, or discontinue
these programs at any time
● Transfers are only made monthly
See Policy Owner Services

32

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Enhanced Dollar Cost Averaging	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate	Standard
● Only available at the time of application, and only
initial Premium is eligible for the program
● Transfers are only permitted from the Fixed Account
● Transfers are only made monthly and only for the
first policy year
See Policy Owner Services

Asset Rebalancing	Automatic reallocation of assets on a predetermined percentage basis	Standard	● Assets in the Fixed Account are excluded from the program ● Rebalances only permitted on a three, six, or 12 month schedule See Policy Owner Services
Automated Income Monitor	Systematic partial surrender and/or policy loan program to take an income stream of scheduled payments from the Cash Value	Standard
● Only available to policies that are not modified
endowment contracts
● Policy Owners are responsible for monitoring the
policy to prevent Lapse
● Program will terminate upon the occurrence of
specified events
● Nationwide may modify, suspend, or discontinue the
program at any time
See Policy Owner Services

Overloan Lapse Protection Rider	Prevent the policy from Lapsing due to Indebtedness	Optional
● Only available for policies for which the guideline
premium/cash value corridor life insurance
qualification test is elected
● Subject to eligibility requirements to invoke the
Rider
● Election to invoke is irrevocable
● Once invoked, all other Riders terminate (except the
Additional Term Insurance Rider, if applicable)
● Cash Value will be transferred to the Fixed Account
and may not be transferred out
● No further partial surrenders may be taken from the
policy

Children’s Term Insurance Rider	Provides term life insurance on the Insured’s children	Optional
● Insurance coverage for each insured child
continues until the earlier: (1) the policy anniversary
on or next following the date the Insured’s child
turns age 22, or (2) the policy anniversary on which
the Insured reaches Attained Age 65
● Provides a conversion right, subject to limitations

33

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider ("Long-Term Care Rider")	Accelerates a portion of the Total Specified Amount for qualified long-term care services or terminal illness	Optional
● Underwriting requirements for the Rider are
separate and distinct from the policy, and the Rider
does not provide benefits for certain conditions or
events
● If purchased after the Policy Date, new evidence of
insurability is required
● Long-Term Care Specified Amount must be the
Total Specified Amount
● Subject to maximum monthly and/or lump sum
benefit
● Subject to eligibility requirements to invoke the
Rider
● Subject to an elimination period, a 90-day waiting
period, before benefits are paid
● Written notice of claim is required
● Benefit associated with the Rider may not cover all
long-term care costs incurred
● While benefit is being paid no partial surrenders
may be taken from the policy

Spouse Life Insurance Rider	Death benefit payable upon death of the Insured Spouse	Optional
● Insured must be between Attained Age 21 and 59
when the Rider is elected
● Insured Spouse must be between Attained Age 18
and 69 when the Rider is elected
● Provides a conversion right, subject to limitations

Accidental Death Benefit Rider	Payment of a benefit in addition to the Death Benefit upon the Insured’s accidental death	Optional
● Subject to eligibility requirements for accidental
death
● May be purchased on or after the policy
anniversary on which Insured reaches Attained Age
5 and before the policy anniversary on which
Insured reaches Attained Age 65
● Coverage continues until Insured reaches Attained
Age 70

Premium Waiver Rider	Provides a monthly credit to the policy upon the Insured’s total disability	Optional
● May be purchased on or after the policy
anniversary on which Insured reaches Attained Age
21 and before the policy anniversary on which
Insured reaches Attained Age 59
● Monthly credit applied may not be sufficient to keep
the policy from Lapsing
● Cannot be elected if the Waiver of Monthly
Deductions Rider is elected
● If the Insured is younger than age 63 at the time of
the total disability, coverage continues until age 65
● If the Insured is age 63 or older at the time of the
total disability, coverage may continue for two years

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Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Change of Insured Rider	Allows Policy Owner to change the Insured	Optional
● Policy Owner must be an employer and the Insured
an owner or employee
● At the time of the change, the new Insured must
have the same business relationship to the Policy
Owner as did the previous Insured
● The new Insured must have been at least 18 on the
Policy Date
● The new Insured must satisfy Nationwide’s
underwriting requirements and may be required to
submit satisfactory evidence of insurability
● The policy must be In Force and not be in a Grace
Period when the request is made and at the time of
the change (the "change date")
● New two-year suicide and contestability periods will
apply to the policy

Additional Term Insurance Rider	Provides term life insurance on the Insured, in addition to that under the base policy	Optional	● Available for post-issue election until the Insured reaches Attained Age 85 ● If purchase after the Policy Date, evidence of insurability is required
Waiver of Monthly Deductions Rider	Waiver of policy charges if the Insured becomes totally disabled	Optional
● May be purchased on or after the policy
anniversary on which Insured reaches Attained Age
21 and before the policy anniversary on which
Insured reaches Attained Age 59
● Monthly charges will not be waived until the Insured
has been disabled for six consecutive months
● Benefit alone may not be sufficient to keep the
policy from Lapsing
● Cannot be elected if the Premium Waiver Rider is
elected
● If disability began before Attained Age 60, the
benefit may continue for as long as the disability
● If disability began between Attained Age 60 and 63,
the benefit may continue until Attained Age 65
● If the Insured’s total disability begins after Attained
Age 63, the benefit may continue for two years

Extended Death Benefit Guarantee Rider	Provides additional Lapse protection beyond the protection provided under the Guaranteed Policy Continuation Provision of the policy	Optional
● Rider only available to be elected at the time of
application and irrevocable
● For the Lapse protection provided by this Rider to
be available, one of two Net Accumulated Premium
tests must be met
● If at any time after the 10th policy year the Policy
Owner fails the 10-Year Paid-Up testing method,
that method of testing will no longer be used
● The Guarantee Amount must be between 50% and
100% of the Base Policy Specified Amount
● Minimum Guarantee Duration that may be elected
is 20 years, maximum is to the Insured’s Attained
Age 120
● Available investment options will be limited

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Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Adjusted Sales Load Life Insurance Rider	Replacement of all or a portion of Premium Load with a monthly Rider charge	Optional
● Not available for election for applications signed
after January 8, 2010.
● A Premium Load is assessed on any amount that is
not replaced by the Rider
● The aggregate monthly Rider charges will be
greater than the amount Nationwide would have
deducted as Premium Load
● If the policy terminates within the first 10 policy
years, Nationwide will deduct an amount from the
Cash Surrender Value to compensate for the
Premium Load replaced, but not recovered, as a
Rider charge

Standard Policy Charges
Deductions for charges are taken from Premium payments and/or the Cash Value, as applicable, to compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Certain expenses may be recovered utilizing more than one charge. Nationwide may generate a profit from any of the charges assessed under the policy.
Monthly charges are deducted from Cash Value beginning on the Policy Date. Charges are taken proportionally from the Sub-Accounts and the Fixed Account, except for the Mortality and Expense Risk Charge which is only deducted proportionally from the Sub-Accounts, unless the Policy Owner elects Directed Monthly Deductions. Charges taken against allocations to the Sub-Accounts are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account. For a complete description of how interest is credited and charged, see Policy Loans.
Policy and Rider charges reflect costs and risks associated with issuing the policy and Rider(s). Certain charges will vary based upon the individual characteristics of the Insured. The Insured is assigned to an underwriting classification based upon his/her Attained Age, sex (if not unisex classified), tobacco rate type, health, and any Substandard Ratings. The Policy Owner can request an illustration of specific costs and/or see the Policy’s Data Pages for information about specific charges of their policy.
Nationwide may change policy and/or Rider charges and rates under the policy at any time, subject to the guaranteed maximum rates stated in the Policy Data Pages. Changes in policy and/or Rider charges and rates vary by changes in future expectations for factors including, but not limited to, Nationwide’s investment earnings, mortality experience, morbidity experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insureds of the same Issue Age, sex, rate class, rate type, any Substandard Rating, Base Policy Specified Amount, and Total Specified Amount (if applicable) whose policies have been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see Fee Table.
Premium Load
Premium Load is comprised of the Sales Load and Premium Taxes. It will vary by policy based on the amount of Premium paid. It is deducted from each Premium payment to partially reimburse Nationwide for sales expenses and Premium taxes, and other expenses, including acquisition costs. The Premium Load also provides revenue to compensate Nationwide for assuming risks associated with the policy, and revenue that may be a profit.
Sales Load
Sales Load (as part of the Premium Load) is deducted from each Premium payment to cover sales expenses. The guaranteed maximum Sales Load is equal to an annualized rate of $65 per $1,000 of Premium. For policies issued before May 1, 2011, the guaranteed maximum Sales Load decreases to 4.5% in policy year six and 1.5% in policy year 16.
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Currently, the amount of the Sales Load is based on the following schedule:
Policy Year	Premium up to the Commissionable Target Premium	Premium in excess of the Commissionable Target Premium
1-5	6.5%	2.5%
6-15	4.5%	1.5%
16+	1.5%	1.5%
Commissionable Target Premium
The Commissionable Target Premium referred to above is the amount of premium Nationwide needs to recoup the cost of the initial sales expense and future maintenance costs of the policy. The Commissionable Target Premium varies by individual characteristics of the Insured. An Illustration may be obtained through a registered representative or by contacting the Service Center.
Nationwide may waive the Sales Load on the initial Premium paid into this Policy as part of a Nationwide sponsored exchange program to another policy as permitted under the securities laws and/or rules or by order of the SEC.
Premium Taxes
Premium Taxes (as part of the Premium Load) are deducted from each Premium payment to reimburse Nationwide for state and local premium taxes (at the estimated rate of 2.25%) and for federal premium taxes (at the estimated rate of 1.25%). The current (and guaranteed maximum) Premium Tax is $35 per $1,000 of Premium. This amount is not the actual amount of the tax liability Nationwide incurs. It is an estimated amount. If the actual tax liability is more or less, Nationwide will not adjust the charge retroactively.
Illustration Charge
Illustration Charges are not deducted from Premium payments or Cash Value; rather they are paid at the time of an illustration request. Nationwide currently waives the Illustration Charge. The charge is intended to compensate Nationwide for the administrative costs of generating illustrations. Nationwide may elect in the future to assess an Illustration Charge. It will not exceed $25 per illustration requested.
Partial Surrender Fee
Partial Surrender Fees are deducted from the partial surrender amount requested. Nationwide currently waives the Partial Surrender Fee. The fee is intended to compensate Nationwide for the administrative costs associated with calculating and generating the surrender amount. Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 2% of the amount surrendered.
Surrender Charge
A Surrender Charge is deducted proportionally from Sub-Account and Fixed Account allocations if the policy is surrendered or Lapsed. When considering the potential impact of surrender charges, the Policy Owner should remember that variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Attempting to minimize surrender charges by choosing a lower Base Policy Specified Amount may result in inadequate death benefit coverage, and paying less first year Premium to minimize surrender charges may result in higher cost of insurance charges and a greater chance the policy could Lapse.
The Surrender Charge is assessed to compensate Nationwide for policy underwriting expenses and sales expenses, including processing applications, conducting medical exams, determining insurability, and establishing policy records.
The surrender charge is comprised of two components: the underwriting component and the sales component.
The underwriting component equals the product of the Base Policy Specified Amount and the administrative target factor. The administrative target factor is actuarially derived and is used to determine how much Nationwide should charge per Premium payment for underwriting expenses. The administrative target factor varies by the Total Specified Amount and the Insured's age when the policy was issued. A table showing the Administrative Target Factors can be found in Appendix C: Surrender Charge Examples.
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The sales component is the lesser of the following two amounts: (1) the product of the Base Policy Specified Amount, divided by 1,000, and the surrender target factor; and (2) the sum of all Premium payments received during the first policy year. The surrender target factor is actuarially derived and is used to determine how much Nationwide should charge per Premium payment for sales expenses. The surrender target factor varies by the Insured's sex and the Insured's Issue Age. A table showing the Surrender Target Factors can be found in Appendix C: Surrender Charge Examples.
The initial Surrender Charge is the sum of the underwriting component and the surrender charge percentage. The surrender charge percentage that varies by the Insured's Issue Age, sex, underwriting class, Total Specified Amount, death benefit option, and ranges between 20% to 65% of the sales component. A table showing the applicable Surrender Charge Percentage can be found in Appendix C: Surrender Charge Examples.
Generally, surrender charges will be greater for Insureds who are older or tobacco rate type and less for Insureds who are younger and non-tobacco rate type. For a given Insured, larger Base Policy Specified Amounts will produce greater surrender charges. In addition, surrender charges will increase with the amount of Premium received in the first policy year, or first year after a Base Policy Specified Amount increase, up to the maximum surrender charge Nationwide is permitted by law to assess for this policy. Beyond this point, increasing the first year Premium will not impact surrender charges.
Depending on the policy year of the surrender and the Insured's age at the time of policy issuance or at the time an increase becomes effective, the actual Surrender Charge paid will be a decreasing percentage of the initial Surrender Charge, as set forth in the following table:
Reduction of Surrender Charges
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	100%	100%
2	100%	95.0%
3	100%	90.0%
4	95.0%	85.0%
5	87.5%	77.5%
6	80.0%	70.0%
7	72.5%	60.0%
8	65.0%	50.0%
9	57.5%	40.0%
10	50.0%	30.0%
11	40.0%	20.0%
12	30.0%	10.0%
13	20.0%	0%
14	10.0%	0%
15 and thereafter	0%	0%
Base Policy Specified Amount Increases
Each increase to the Base Policy Specified Amount (referred to as segments) will have its own Surrender Charge. The Surrender Charge for each Base Policy Specified Amount segment, when added together, will equal the total Surrender Charge.
Base Policy Specified Amount Decreases
A Surrender Charge will be deducted when a requested Base Policy Specified Amount decrease removes an entire segment of coverage. Base Policy Specified Amount decreases that do not remove an entire segment of coverage, or occur as a result of a partial surrender or change in death benefit option that does not reduce the Net Amount At Risk, will not be assessed a Surrender Charge at the time of the policy change. Instead, the Surrender Charge associated with the policy change will be deferred and will continue to reduce over time. If the policy is subsequently terminated by a complete surrender or Lapse, all Surrender Charges, including any deferred Surrender Charge, will be deducted.
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Surrender Charge Waiver
Nationwide will waive the surrender charge if the Policy Owner elects to surrender the policy in exchange for a plan of permanent fixed life insurance offered by Nationwide, as described in the Right to Exchange section, subject to the following:
•
the exchange and waiver are subject to new evidence of insurability and Nationwide’s underwriting approval; and
•
the Policy Owner has not invoked any of these Riders:
❍
Premium Waiver Rider;
❍
Waiver of Monthly Deductions Rider; or
❍
Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider.
Cost of Insurance Charge
A Cost of Insurance Charge is deducted proportionally from Sub-Account and Fixed Account allocations, unless the Policy Owner elects Directed Monthly Deductions, on the Policy Date and on each Policy Monthaversary. This charge is intended to cover Nationwide’s expenses associated with providing expected mortality benefits and assuming certain risks associated with the policy, and to cover other expenses, including acquisition costs, and state and federal taxes. Nationwide may also profit from this charge.
The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The cost of insurance rate will vary by the Insured's issue age, sex, underwriting classification, any Substandard Ratings, how long the policy has been In Force, and the Base Policy Specified Amount and Total Specified Amount (if applicable). The cost of insurance rates are based on Nationwide’s expectations as to future mortality and expense experience, investment earnings, persistency, and taxes. Current and guaranteed monthly cost of insurance rates established at issue generally increase year over year to reflect expectations that mortality and underwriting risks generally increase as the Insured's Attained Age and the length of time the Policy has been In Force increase.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown on the Policy Data Pages.
Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of the Insured through the underwriting process. If the activities or occupation of the Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge, so if applied it will be deducted from Cash Value on the Policy Date and the Policy Monthaversary. The monthly Flat Extra Charge is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Data Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge shown in the Fee Table.
Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, Substandard Ratings, and Base Policy Specified Amount and Total Specified Amount (if applicable), if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy’s Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy’s Cost of Insurance Charge, the policy's Cash Value could increase.
Mortality and Expense Risk Charge
Nationwide deducts a monthly Mortality and Expense Risk Charge proportionally from the policy's Cash Value allocated to the Sub-Accounts, unless the Policy Owner elects Directed Monthly Deductions, on each Policy Monthaversary. The charge will vary by policy based on the amount of Cash Value allocated to the Sub-Accounts and the length of time the policy has been In Force. The charge compensates Nationwide for assuming the risk associated with mortality and expense risk costs. The mortality risk is that the Insured will not live as long as expected. The expense risk is that the costs of issuing and administering the policy will be more than expected. This charge is in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.
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The maximum guaranteed Mortality and Expense Risk Charge is equal to an annualized rate of $8.00 per $1,000 of all Cash Value allocated to the Sub-Accounts for policy years 1-15, and $3.00 per $1,000 of all Cash Value allocated to the Sub-Accounts for policy years 16 and later. Currently, the amount assessed is based on the following schedule:
Cash Value	Policy Years 1 – 15	Policy Years 16+
Charge for first $250,000 of Cash Value allocated to Sub-Accounts	$8.00 per $1,000	$3.00 per $1,000
Charge for Cash Value allocated to Sub-Accounts in excess of $250,000	$3.00 per $1,000	$2.00 per $1,000
This means that on a current basis, the Mortality and Expense Risk Charge rate will decrease the longer the policy remains In Force and as greater amounts of Cash Value are allocated to the Sub-Accounts, subject to allocation of sufficient dollar amounts to qualify for the lower current rates.
Administrative Per Policy Charge
An administrative charge is deducted proportionally from the policy's Sub-Account and Fixed Account allocations, unless the Policy Owner elects Directed Monthly Deductions, on the Policy Date and each Policy Monthaversary. This charge reimburses Nationwide for the costs of maintaining the policy, including accounting and record-keeping and periodic reports to the Policy Owner. The charge is currently $9 per month in all years. The maximum guaranteed charge is $9 per month in all years.
Underwriting and Distribution Charge
An Underwriting and Distribution Charge is deducted proportionally from the policy's Sub-Account and Fixed Account allocations, unless the Policy Owner elects Directed Monthly Deductions, on the Policy Date and each Policy Monthaversary. The charge will vary by policy based on the Base Policy Specified Amount, the length of time the policy has been In Force, and the Attained Age of the Insured on the Policy Date. The Underwriting and Distribution Charge is intended to compensate Nationwide for sales, underwriting, distribution, and issuance of the policy.
The Underwriting and Distribution Charge will be assessed for seven years for Base Policy Specified Amounts issued at ages 0-39, and five years for Base Policy Specified Amounts issued at age 40 or higher, as measured from the Policy Date for the initial Base Policy Specified Amount, and from the effective date of any increase in the Base Policy Specified Amount. The following table shows the current charges assessed followed by a table showing the maximum possible charges.
Current Underwriting and Distribution Charge
Issue Age	Per $1,000 Charge for the first $250,000 of the Base Policy Specified Amount	Per $1,000 Charge for Base Policy Specified Amount in excess of $250,000
0-8	$0.08	$0.08
9-17	$0.09	$0.08
18-24	$0.10	$0.08
25-33	$0.11	$0.08
34-35	$0.12	$0.08
36-37	$0.12	$0.08
38-39	$0.13	$0.07
40-41	$0.16	$0.06
42-45	$0.17	$0.05
46-50	$0.17	$0.05
51-55	$0.18	$0.05
56-60	$0.19	$0.05
61-70	$0.20	$0.05
71-85	$0.20	$0.05
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Guaranteed Maximum Underwriting and Distribution Charge
Issue Age	Per $1,000 Charge for the first $250,000 of Base Policy Specified Amount	Per $1,000 Charge for Base Policy Specified Amount in excess of $250,000
0-8	$0.08	$0.08
9-17	$0.09	$0.09
18-24	$0.10	$0.10
25-33	$0.11	$0.10
34-35	$0.12	$0.10
36-37	$0.12	$0.10
38-39	$0.13	$0.10
40-41	$0.16	$0.10
42-45	$0.17	$0.10
46-50	$0.17	$0.10
51-55	$0.18	$0.10
56-60	$0.19	$0.10
61-70	$0.20	$0.10
71-85	$0.20	$0.10
Mutual Fund Operating Expenses
In addition to the policy charges, there are also charges associated with the mutual funds in which the Sub-Accounts invest. Policy Owners do not pay these charges directly, but these charges do affect the value of the assets allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that Nationwide subsequently uses to value Sub-Account units. The underlying mutual funds' prospectuses contain additional information about these charges. Policy Owners may visit the website listed in Appendix A: Underlying Mutual Funds Available Under the Policy or contact the Service Center to receive, free of charge, copies of the prospectuses for any of the underlying mutual funds available under the policy.
Reduction of Charges
The policy may be purchased by individuals, corporations, and other entities. Nationwide may reduce or eliminate certain charges (sales load, surrender charge, administrative charges, cost of insurance charge, or other charges) where the size or nature of the group allows Nationwide to realize savings with respect to sales, underwriting, administrative, or other costs. Where prohibited by state law, Nationwide will not reduce charges associated with the policy.
Nationwide determines the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different insureds; the total Premium Nationwide expects to receive; the total Cash Value of commonly owned policies; the nature of the relationship among individual insureds; the purpose for which the policies are being purchased; the length of time Nationwide expects the individual policies to be In Force; and any other circumstances which are rationally related to the expected reduction in expenses.
Nationwide may lower commissions to the selling broker-dealer and/or increase charge back of commissions paid for policies sold with reduced or eliminated charges. Policy Owners should consult with a financial professional about reductions available and, where appropriate, obtain an illustration demonstrating the impact of any reduced charges on the policy.
Nationwide may change both the extent and the nature of the charge reductions. Any charge reductions will be applied in a way that is not unfairly discriminatory to Policy Owners and will reflect the differences in costs of services provided.
Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The policies are based upon actuarial tables that distinguish between men and women unless the purchaser is an entity and request non-sex distinct tables be used for underwriting. The policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing the policy.
41

A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.
Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation."
Nationwide has the ability to customize the total compensation package paid to broker-dealer firms. Nationwide may vary the form of compensation paid or the percentage or amounts paid as commission, expense allowance, or marketing allowance, to the extent permitted by SEC and FINRA rules and other applicable laws and regulations. However, the total Premium based compensation will not exceed the maximum of (99% of first year Premiums, 22% of second year Premiums, 20% of third year Premiums, 10% of fourth year Premiums, and 3% of renewal Premium after the fourth year). Commission may also be paid as an asset-based amount instead of a Premium-based amount. If an asset-based commission is paid, it will not exceed 0.45% of the non-loaned Cash Value per year.
Marketing allowance is based on a firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to, providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the policies, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the policies as well as assist such firms with marketing or advertisement costs.
The actual amount and/or forms of total compensation paid depend on factors such as the level of Premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide. Some broker-dealer firms may not receive maximum total compensation.
Individual financial professionals typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy Owners should consult the financial professional to know the exact compensation arrangement associated with this policy.
Information on Underlying Mutual Fund Service Fee Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Policy Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund each business day. The Variable Account (not the Policy Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing Policy Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.
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Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the policies and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•
Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•
Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•
Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). If consistent with applicable law, such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the policy.
Amount of Payments Nationwide Receives
For the year ended December 31, 2025, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.50% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For policies owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as a calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund's advisor or sub-advisor is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g., the investment advisor or sub-advisors), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services, as described above; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the policies. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Policy Owners.
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Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable policies that offer underlying mutual funds with lower fees and expenses. Policy Owners should consider all of the fees and charges of the policy in relation to its features. Higher policy fees and charges and underlying mutual fund fees and expenses will result in lower policy investment performance.
Policy Riders and Rider Charges
Policy Owners may purchase one or more of the policy’s Riders. There may be additional charges assessed for elected Riders, see Fee Table. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued.
Some Rider charges are assessed starting on the Policy Date and each Policy Monthaversary by taking deductions from the Cash Value. If a Rider with a monthly charge is elected after the Policy Date, Rider charges will begin to be deducted on the first Policy Monthaversary after Nationwide approves the request unless the Policy Owner requests and Nationwide approves a different date. Some Riders assess a one-time charge upon invoking the Rider.
Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges.
The maximum and minimum/current Rider charges are stated in the Fee Tables, see Fee Table.
Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals and Loans.
Overloan Lapse Protection Rider
A Policy Owner is able to prevent the policy from Lapsing due to Indebtedness by invoking the Overloan Lapse Protection Rider, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the Policy Owner of a policy with a substantially depleted Cash Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy.
Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider.
Availability
All policies for which the guideline premium/cash value corridor life insurance qualification test is elected will automatically receive the Overloan Lapse Protection Rider (state law permitting). The Rider is dormant until specifically invoked by the Policy Owner, at which time a one-time charge is assessed.
This Rider is not available for policies for which the cash value accumulation life insurance qualification test was elected.
Eligibility
The Policy Owner is eligible to invoke the Rider upon meeting the following conditions:
•
Indebtedness reaches a certain percentage of the policy's Cash Value (the percentage will range from 95% to 99% based upon the life insurance qualification test and the Insured's Attained Age);
•
The Insured is Attained Age 75 or older;
•
The 15th anniversary of the Policy Date has been reached, regardless of any period of Lapse, and the policy is currently In Force;
•
The policy's Cash Value is at least $100,000; and
•
All amounts available for partial surrender not subject to federal income tax have been taken.
The first time the policy's Indebtedness reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the Policy Owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met.
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Impact on Other Riders and the Policy
The Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider, the Spouse Life Insurance Rider, the Extended Death Benefit Guarantee Rider, and the Waiver of Monthly Deductions Rider will terminate or will need to be terminated by the Policy Owner prior to invoking the Overloan Lapse Protection Rider. An election to invoke the Overloan Lapse Protection Rider is irrevocable.
Additionally, Nationwide will adjust the policy as follows:
(1)
If not already in effect, the death benefit option will be changed to Death Benefit Option 1.
(2)
The Total Specified Amount will be adjusted to equal the lesser of: (1) the Total Specified Amount immediately before the Rider was invoked; or (2) the Total Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Total Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision.
(3)
Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider charge) will be transferred to the Fixed Account, where it will earn the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Data Pages).
After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy or Rider charges will be assessed. No partial surrenders may be taken from the policy. Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy.
Overloan Lapse Protection Rider Charge
The Overloan Lapse Protection Rider Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the Fixed Account. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up Death Benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 4.25% as shown in the Policy Data Pages.
If the Cash Value less Indebtedness is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.
Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Example:
Assume a policy is currently In Force and the following:
● Insured’s Attained Age is 75
● Policy is in its 27th policy year
● Death Benefit Option 1
● Total Specified Amount: $700,000
● Indebtedness: $627,000
● Cash Value: $660,000
● Applicable age-based factor for determining rider charge: 4.60%*
* Rate is subject to change based on policy
Using the above assumptions, a decision to invoke the Rider would impact the policy as follows:
(1) The death benefit option will remain at Death Benefit Option 1.
(2) The one-time charge for invoking the Rider will be $30,360 ($660,000 x 4.60%) and will be deducted from the Cash Value, reducing the Cash Value to $629,640.
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(3) The Total Specified Amount will remain at $700,000 since it is less than the Minimum Required Death Benefit of $712,611.90.
(4) The non-loaned Cash Value $2,640 ($629,640 - $627,000) will be transferred to the Fixed Account where it will earn at least the minimum guaranteed fixed interest rate.
(5) The policy loan account ($627,000) will continue to earn interest at the policy's loan crediting rate.
(6) The Indebtedness ($627,000) will continue to grow at the policy's loan interest charged rate.
(7) After this Rider is invoked, no other changes to the policy can be made
Children's Term Insurance Rider
Subject to underwriting approval, a Policy Owner may purchase term life insurance on the Insured's children at any time while the policy is In Force. If an insured child dies while the policy is In Force and before the Maturity Date, the policy pays a benefit to the named beneficiary. The insurance coverage for each insured child will continue (as long as the policy is In Force) until the earlier of: (1) the policy anniversary on or next following the date the Insured's child turns age 22; or (2) the policy anniversary on which the Insured reaches Attained Age 65. Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability. The Rider will be effective until the Rider's term expires, until the benefit is paid, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Example:
Assume the Children’s Term Insurance Rider Specified Amount is $15,000 and the Insured
has two children that meet the definition of insured child and the Rider is In Force. If one of the children dies, $15,000 will be paid to the named beneficiary. The rider would continue to remain in effect as long the second child meets the definition of insured child. Upon the death of the second insured child, an additional $15,000 would be paid to the named beneficiary as long as coverage under the Rider has not otherwise terminated.

Children’s Term Insurance Rider Charge
A monthly Children's Term Insurance Rider Charge will be deducted if this Rider is elected. The Children’s Term Insurance Rider Charge compensates Nationwide for providing term insurance on the lives of each Insured child. The Rider charge is $0.43 per $1,000 of the Children's Term Insurance Rider's Specified Amount and will be assessed as long as the policy is In Force and the Rider is in effect. The Rider charge will be the same, even if the number of children covered under the Rider changes. Nationwide may decline a request to add another child based on underwriting standards.
The Children's Term Insurance Rider Charge will be deducted proportionally from the Sub-Accounts and Fixed Account allocations, unless the Policy Owner elects Directed Monthly Deductions. Because the Children’s Term Insurance Rider Charge is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider ("Long-Term Care Rider")
The benefit associated with the Long-Term Care Rider is that, upon meeting certain requirements, the Policy Owner is paid a benefit to assist with the costs of qualified long-term care services or qualified terminal illness. This Rider may be invoked to receive monthly benefits or a lump sum benefit.
The maximum monthly benefit will be equal to the lesser of A, B, and C where:
(A)
is 2% of the Long-Term Care Rider Specified Amount at the time monthly benefits begin;
(B)
is the per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month; and
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(C)
is the current Long-Term Care Rider Specified Amount minus Indebtedness.
The lump sum benefit is payable only upon a qualified terminal illness as described below. Nationwide reserves the right to limit the Lump Sum Benefit to the lesser of:
(1)
25% of the Long Term-Care Rider Specified Amount;
(2)
Long-Term Care Rider Specified Amount minus Indebtedness; and
(3)
$50,000.
Availability
This Rider may be purchased at any time while the policy is In Force. If purchased after the Policy Date, Nationwide will require evidence of insurability. There is a free look period associated with this Rider. Within 30 days of receipt of the Rider, the Policy Owner may return it to the sales representative who sold it, or to the Service Center, and Nationwide will void the Rider and refund the related charges.
Example:
Assume the policy’s Base Policy Specified Amount is $500,000. If the invocation requirements below are satisfied and the 90-day elimination period has been satisfied, the
Policy Owner can choose a monthly benefit up to 2% of the Base Policy Specified Amount
($10,000). If there is no Indebtedness, this monthly benefit will be paid until either the
Insured no longer meets the eligibility requirements or the entire $500,000 has been paid. If there is Indebtedness, monthly benefits will end when the accumulated benefits become greater than or equal to the Base Policy Specified Amount minus Indebtedness.

Invoking the Rider
To be able to invoke this Rider for monthly benefits, the Insured must be certified by a Licensed Health Care Practitioner (as defined in Section 1861(r)(1) of the Social Security Act) as:
(1)
being unable to perform without substantial assistance from another individual at least two of the following Activities of Daily Living (ADL) for a period of at least 90 days due to a loss of functional capacity: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair);
(2)
having a level of disability similar to the level of disability described in the ADL trigger as determined under regulations prescribed by the Secretary of the Treasury in consultation with the Secretary of Health and Human Services; or
(3)
requiring substantial supervision to protect such individual from threats to health and safety due to Severe Cognitive Impairment.
In addition, a 90-day waiting period, referred to as an "elimination period", must be satisfied before benefits are paid. The elimination period can be satisfied by any combination of days of Long-Term Care Facility stay or days of Home Health Care, as those terms are defined in the Rider. These days of care or services need not be continuous, but must be accumulated within a continuous period of 730 days. The elimination period has to be satisfied only once while this Rider is in effect.
To be able to invoke this Rider for a lump sum benefit, the Insured must be diagnosed by a Licensed Health Care Practitioner with a Qualified Terminal Illness. A Qualified Terminal Illness is defined as an illness or physical condition, including a physical injury, that can reasonably be expected to result in death within 12 months. Consult a tax advisor about the use of this Rider.
Terminating the Rider
This Rider will terminate upon the earliest of: payment of the maximum benefit available under the Rider, the Overloan Lapse Protection Rider is invoked, the policy matures, the policy terminates, or the Rider is terminated by the Policy Owner’s written request to the Service Center.
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Rider Effect on Policy Values
Each Rider benefit payment will reduce the Base Policy Specified Amount by the amount of the benefit payment. Each benefit payment will also reduce the policy’s Cash Value by an amount proportional to the Base Policy Specified Amount reduction.
Long-Term Care Referral Service
If this Rider is elected, the Policy Owner will have access to a national long-term care services referral network via a toll-free telephone number. Services include free consultation and tailored information to assist in planning and implementing a care plan. These services are currently provided through a third party paid for by Nationwide. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice.
Rider Charge
A monthly Rider Charge will be deducted to compensate Nationwide for providing benefits upon the Insured meeting certain eligibility requirements. The Rider charge is the product of the Rider's Net Amount At Risk and the Rider’s cost of insurance rate. The Rider’s cost of insurance rate is based on Nationwide’s expectations of the Insured meeting the qualifications for Rider benefits and will vary by the Insured's sex, Issue Age, underwriting class, and any Substandard Ratings.
The Rider Charge will be deducted proportionally from Sub-Account allocations and the Fixed Account, unless the Policy Owner elects Directed Monthly Deductions. Because Nationwide deducts the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Spouse Life Insurance Rider
The benefit associated with the Spouse Life Insurance Rider is a death benefit payable upon the death of the spouse named on the application ("Insured Spouse") to the designated beneficiary. If no beneficiary is designated, the benefit is payable to the Insured.
This Rider may be purchased at any time while the policy is In Force, subject to underwriting approval and the following age restrictions:
•
the Insured must be between Attained Age 21 and 59 (this Rider is no longer available on or after the policy anniversary on which the Insured reaches Attained Age 59); and
•
the Insured Spouse must be between Attained Age 18 and 69 at the time this Rider is elected.
This Rider will terminate on the earliest of: the policy anniversary on which the Insured Spouse reaches Attained Age 70, the date the Overloan Lapse Protection Rider is invoked, the date the Rider is converted to a new policy, the date the policy matures or otherwise terminates, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received in good order, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
This Rider has a conversion right. The Insured Spouse may exchange this Rider's benefit for a level premium, level benefit, permanent plan of whole life insurance, subject to limitations.
Upon conversion, the Cash Value of the policy to which this Rider is attached will not be affected. No evidence of the Insured Spouse’s insurability is required for conversion. The following are required to exercise this conversion right:
(1)
the request must be submitted in writing to the Service Center;
(2)
the conversion right must be exercised while both:
(a)
the policy and Rider are In Force and not in a Grace Period (if the Insured under the policy dies anytime while this policy and Rider are In Force, the conversion must be applied for within 90 days after Nationwide receives proof of death for the Insured); and
(b)
prior to the Rider anniversary date on which the Insured Spouse reaches Attained Age 66;
(3)
the amount of coverage available for any new policy purchased under this right of conversion is subject to the following:
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(a)
the coverage amount of the new policy must be for the greater of $10,000 or the minimum amount available for the new policy under Nationwide’s policy issuance guidelines at the time; but
(b)
no more than 100% of the Spouse Life Insurance Rider Specified Amount;
(4)
the new policy must be for a plan of insurance Nationwide is issuing on the date of conversion;
(5)
the Premium for the new policy will be based on the rates in effect on the date of conversion;
(6)
the Premium rate for the new policy will be based on the Attained Age of the Insured Spouse on the date of conversion, the same class of risk as this Rider, if available, and the rates in use at that time. If this Rider's risk class is not available for the new policy, the next best risk class available will apply; and
(7)
no supplemental benefits or additional coverage may be added without evidence of the Insured Spouse's insurability and Nationwide’s consent.
The effective date of the new policy will be the date of conversion. The incontestability and suicide periods of the new policy will start on the effective date of this Rider.
Example:
Assume wife (the Insured) purchased a policy and elected the Spouse Life Insurance Rider with a Spouse Life Insurance Rider Specified Amount of $50,000 and named husband as the Insured Spouse. Both the Insured and Insured Spouse met the age requirements for the
Rider at the time of election. If Insured Spouse dies prior to reaching Attained Age 70 and the Rider has not otherwise terminated, a death benefit in the amount of $50,000 is payable to the designated beneficiary.

Spouse Life Insurance Rider Charge
A monthly Rider charge is deducted if this Rider is elected. The Spouse Life Insurance Rider Charge compensates Nationwide for providing term insurance on the life of the Insured Spouse. The Rider charge is the product of the Spouse Life Insurance Rider's Specified Amount and the Insured Spouse life insurance cost of insurance rate. The Insured Spouse life insurance cost of insurance rate is based on Nationwide’s expectations as to the mortality of the Insured Spouse. The Insured Spouse life insurance cost of insurance rate will vary by the Insured Spouse's sex, Attained Age, underwriting class, any Substandard Ratings, and the Spouse Life Insurance Rider's Specified Amount.
The Spouse Life Insurance Rider Charge will be deducted proportionally from the Sub-Account and Fixed Account allocations, unless the Policy Owner elects Directed Monthly Deductions. Because the Spouse Life Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Decreases in the Base Policy Specified Amount may result in a corresponding decrease in the Spouse Life Insurance Rider's Specified Amount.
Accidental Death Benefit Rider
The benefit associated with the Accidental Death Benefit Rider is the payment of a benefit to the named beneficiary, in addition to the Death Benefit, upon the Insured's accidental death. Accidental death means the Insured died within 90 days of sustaining, and as a result of, bodily injury caused by external, violent, and accidental means from a cause other than a risk not assumed. Risks not assumed vary by state. The Policy Owner should contact the Service Center to obtain a copy of the Accidental Death Benefit Rider applicable to the policy.
Subject to Nationwide’s underwriting approval, the Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 5 and before the policy anniversary on which the Insured reaches Attained Age 65 (while the policy is In Force). The Rider coverage continues until the Insured reaches Attained Age 70. This Rider will be effective until the Rider's term expires, the benefit has been paid, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination
49

will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Example:
Assume the policy is issued with a Base Policy Specified Amount of $500,000, an
Accidental Death Benefit Rider Specified Amount of $100,000, and Death Benefit Option 1.
If the Insured dies by accident as defined above prior to reaching Attained Age 70, the total death benefit paid to the beneficiary would be $600,000, as long as the Rider has not otherwise terminated.

Accidental Death Benefit Rider Charge
A monthly Accidental Death Benefit Rider Charge is deducted if you elect this Rider. The Accidental Death Benefit Rider Charge compensates Nationwide for providing coverage in the event of the Insured's accidental death. The Rider Charge is the product of the Accidental Death Benefit Rider's Specified Amount and the accidental death benefit cost of insurance rate. The accidental death benefit cost of insurance rate is based on Nationwide’s expectations as to the likelihood of the Insured's accidental death. The accidental death benefit cost of insurance rate will vary by the Insured's Attained Age and any Substandard Ratings.
The Accidental Death Benefit Rider Charge will be deducted proportionally from the Sub-Account allocations and Fixed Account allocations, unless the Policy Owner elects Directed Monthly Deductions. Because the Accidental Death Benefit Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Premium Waiver Rider
Subject to Nationwide’s underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (while the policy is In Force). A Policy Owner may not purchase both this Rider and the Waiver of Monthly Deductions Rider. Nationwide will not approve issuance of the Rider for an Insured who is disabled at the time of application for the Rider.
Rider Benefit
The benefit associated with the Premium Waiver Rider is a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. Risks not assumed vary by state. Risks not assumed are conditions that are excluded under the Rider. For details regarding risks not assumed, contact the Service Center to obtain a copy of the Premium Waiver Rider applicable to the policy.
The amount credited to the policy will be the lesser of:
•
the Premium specified by the Policy Owner; or
•
the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).
The monthly credit applied pursuant to the Rider may not be sufficient to keep the policy from Lapsing. If the policy Lapses while Rider benefits are being paid, the Rider benefit will be applied to purchase an equivalent guaranteed level premium, level benefit to age 65 term policy. Purchasing this Rider could help preserve the Death Benefit.
Benefit Duration
If the Insured is younger than Attained Age 63 at the time of the total disability, the Rider coverage continues until the Insured turns Attained Age 65. If the Insured is Attained Age 63 or older at the time of the total disability, the Rider coverage continues for two years. This Rider is effective until the Rider is terminated by written request to the Service Center, the policy terminates, or the later of: 1) the date the Insured reaches Attained Age 65 if the Insured is younger than Attained Age 63 at the time of the total disability; or 2) the date the Rider's benefit expires if the Insured is Attained Age 63 or older at the time of the total disability. When a written request to terminate the Rider is received in good order, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
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Interaction with the Waiver of Monthly Deductions Rider
This Rider cannot be elected if the Waiver of Monthly Deductions Rider is elected, see Waiver of Monthly Deductions Rider.
Example:
Assume the policy is currently In Force, the Rider is not otherwise terminated, and the following:
● The Insured has been totally disabled for six consecutive months;
● At the time of disability, the policy was in its 8th policy year and the Insured’s Attained Age was 59;
● The Premium Waiver Rider Specified Premium is $700; and
● The Premiums paid over the 36 months prior to disability totaled $24,120.
Since the average monthly Premium paid over the 36 months prior to the disability was
$670 ($24,120 divided by 36), $670 will be credited to the policy’s Cash Value on each
Policy Monthaversary only until the Insured reaches Attained Age 65, or until the Insured is no longer disabled, if earlier.

Premium Waiver Rider Charge
A monthly Premium Waiver Rider Charge will be deducted if this Rider is elected. The Premium Waiver Rider Charge compensates Nationwide for crediting the policy with the amount of scheduled due and payable Premium payments upon the Insured's total disability for six consecutive months.
The Rider Charge is the product of the Premium Waiver Benefit and the premium waiver charge rate. The premium waiver charge rate is based on Nationwide’s expectations as to likelihood of the Insured's total disability for six consecutive months. The premium waiver rider monthly charge rates are established at issue and will not change while the Rider remains In Force. The premium waiver charge rates will vary by policy based on the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings.
The Premium Waiver Rider Charge will be deducted proportionally from the Sub-Account allocations and Fixed Account, unless the Policy Owner elects Directed Monthly Deductions. Because the Premium Waiver Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Change of Insured Rider
The Rider is only available in connection with policies issued to corporate entities or in other business contexts where the primary purpose is to provide protection or benefits to employees. The Rider is not available to individuals outside of these limited business purposes. The benefit associated with the Change of Insured Rider is that the Policy Owner may change the Insured at any time after the Policy Date, subject to insurability and the requirements below. There is no charge to change the Insured; however, the policy charges after the change will vary by characteristics of the new Insured including the new Insured’s Attained Age, sex, rate type and rate classification including any Substandard Ratings.
Change of Insured requirements:
(1)
The Policy Owner must submit a written application to change the Insured to the Service Center;
(2)
At the time of the change, the new Insured must have the same business relationship to the Policy Owner as did the previous Insured;
(3)
The new Insured must have been at least 18 on the Policy Date;
(4)
The new Insured must satisfy Nationwide’s underwriting requirements and may be required to submit satisfactory evidence of insurability; and
(5)
The policy must be In Force and not be in a Grace Period when the request is made and at the time of the change (the "change date").
(6)
This rider will terminate if benefits under the Extended Death Benefit Guarantee Rider begin. If benefits under this rider are invoked, the Extended Death Benefit Guarantee Rider will terminate.
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Coverage of the new Insured will become effective on the change date. Coverage of the previous Insured will terminate on the day before the change date. The change date is the first Policy Monthaversary on or next following the date the change of Insured requirements are met. The Policy Date will not change.
Example:
Assume the following:
● The Policy Owner is Company X;
● The Insured at the time of policy issue was an executive officer of Company X;
● The Insured retires while the policy is In Force and not in a Grace Period;
● Company X applies to change the Insured to its new executive officer;
● The new executive officer meets Nationwide’s insurability and underwriting requirements; and
● Benefits under the Extended Death Benefit Guarantee Rider have not begun.
Coverage of the new Insured shall become effective on the date the Insured is changed, and the policy charges will reflect the new Insured’s Attained Age, rate type and rate classification. The Death Benefit Proceeds will be paid out after the death of the new
Insured.

The Total Specified Amount of the policy will be as stated by the Policy Owner in the application for the change subject to the following:
(1)
the policy continues to qualify as life insurance under the Code, and
(2)
such Total Specified Amount equals or exceeds the minimum Total Specified Amount stated in the Policy Data Pages.
If the new Insured commits suicide, while sane or insane, within two years of the change date, Nationwide will not pay the Death Benefit. Instead, an amount will be paid equal to the Cash Value as of the change date, plus the sum of Premiums paid since the change date, less any Indebtedness, and less any partial surrenders.
After a change of Insured, Nationwide will not contest the policy after it has been In Force for two years from the change date.
Federal income tax consequences may result from a change in insured. For federal income tax purposes, the substitution of a new insured is treated as an exchange of the policy for another life insurance policy. Because the new insured is not the same as the insured that was substituted, the tax free treatment for policy exchanges under Code Section 1035 may not be available because the requirement that the insured under the policy relate to the same individual would not be met; consequently, the excess Cash Surrender Value over the investment in the policy would be taxable as ordinary income. The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional. The Policy Owner should seek competent tax advice regarding the tax treatment of the policy when contemplating a change of insured.
Change of Insured Rider Charge
There is no charge associated with the Change of Insured Rider.
Additional Term Insurance Rider
The benefit associated with the Additional Term Insurance Rider is term life insurance on the Insured, in addition to that under the base policy. The Death Benefit Proceeds attributable to the Additional Term Insurance Rider are payable to the beneficiary upon the Insured's death if the Additional Term Insurance Rider is still In Force. The Additional Term Insurance Rider has no cash value and no loanable value nor does it modify any cash or loan values of the base policy. Policy Owners should request illustrations showing the impact of purchasing coverage with and without the Additional Term Insurance Rider.
Subject to Nationwide’s underwriting approval, this Rider may be purchased at any time while the policy is In Force and until the Insured reaches Attained Age 85. If purchased after the Policy Date, Nationwide will require evidence of insurability. The death benefit option for the base policy will also be the death benefit option for the Additional Term Insurance Rider.
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The Additional Term Insurance Rider coverage terminates on the earliest of the following dates:
•
the date the Insured dies;
•
the original Maturity Date of the base policy;
•
the date the Rider lapses separate from the policy;
•
the date the policy terminates for any reason; or
•
the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center.
Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
The Policy Owner cannot extend the Additional Term Insurance Rider coverage beyond the policy's Maturity Date, see Extending Coverage Beyond the Maturity Date.
Example:
Assume the Base Policy Specified Amount is $500,000, Death Benefit Option 2, the Cash
Value is $40,000 and the Additional Term Insurance Rider Specified Amount is $300,000.
Upon the death of the Insured, if there is no Indebtedness and no Long-Term Care benefits have been paid, the Death Benefit Proceeds under the base policy will be $540,000 and the
Additional Term Insurance Death Benefit Proceeds will be $300,000, for a total of $840,000.

Additional Term Insurance Rider Impact
Cost of Insurance Charges
Electing coverage under the Additional Term Insurance Rider, as opposed to electing coverage only under the base policy, should lower the Policy Owner's overall cost of insurance. This is due in part to the broker-dealer firm receiving less overall compensation for selling a policy with the Additional Term Insurance Rider. It is also possible that less Premium may be required to maintain to the Death Benefit over the life of the policy or that increased Premium may be needed if the Additional Term Insurance Rider is not purchased.
Guaranteed Policy Continuation Provision
This provision protects the policy from Lapse under certain conditions, see Guaranteed Policy Continuation Provision. However, coverage elected under the Additional Term Insurance Rider is not covered by this provision beyond the fifth policy year. In comparison, the base policy allows longer coverage for issue ages under Attained Age 70, see Lapse.
Additional Term Insurance Rider Charge
A monthly Additional Term Insurance Rider Charge will be deducted if the Rider is elected. The Additional Term Insurance Rider Charge compensates Nationwide for providing term life insurance on the Insured.
The monthly cost of insurance charge for this Rider is determined by multiplying the Rider monthly cost of insurance rate by the Rider death benefit. The Rider death benefit will be equal to the difference between the total Death Benefit and the base policy Death Benefit. The Additional Term Insurance Rider cost of insurance rate is based on Nationwide’s expectation as to the Insured's mortality and expense experience. The Additional Term Insurance Rider cost of insurance rate will vary by the Insured's sex, Attained Age, underwriting class, any Substandard Ratings, and the Total Specified Amount.
The Additional Term Insurance Rider Charge will be deducted proportionally from the Sub-Account and Fixed Account allocations, unless the Policy Owner elects Directed Monthly Deductions. Because the Additional Term Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on the Cash Value.
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Additional Term Insurance Rider Right to Convert Coverage
At any time while the policy and the Rider are In Force, the Policy Owner may convert the term life insurance associated with this Rider into an equivalent amount of Base Policy Specified Amount. Converting the term life insurance associated with this Rider may impact the overall cost of the policy as the cost of insurance charges for the term life insurance are generally lower compared to the cost of insurance charges for Base Policy Specified Amount. Conversion requests must be made in writing and submitted to the Service Center. Nationwide will not require evidence of insurability upon conversion.
Waiver of Monthly Deductions Rider
Subject to Nationwide’s underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (as long as the policy is In Force). A Policy Owner may not purchase both this Rider and the Premium Waiver Rider. Nationwide will not approve issuance of the Rider for an Insured who is disabled at the time of application for the Rider.
Benefits Provided by this Rider
The benefit associated with the Waiver of Monthly Deductions Rider is a waiver of policy charges in the event the Insured becomes totally disabled. Monthly charges will not be waived until the Insured has been disabled for six consecutive months. No benefit is available if total disability results from a risk not assumed; risks not assumed may vary by state. Risks not assumed are conditions that are excluded under the Rider. For details regarding risks not assumed, contact the Service Center to obtain a copy of the Waiver of Monthly Deductions Rider applicable to the policy.
Note: This Rider's benefit alone may not be sufficient to keep the policy from Lapsing. The Policy Owner may need to make additional Premium payments to prevent Lapse even while the Rider's benefit is being paid. However, while the Rider's benefit is being paid, it will cost less on a monthly basis to keep the policy In Force.
Benefit Duration
The duration of the benefit depends on the Insured's Attained Age at the beginning of the total disability. If the Insured's total disability began before the Insured reached Attained Age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches Attained Age 65) or until the Overloan Lapse Protection Rider is invoked. If the Insured's total disability begins when the Insured is between the Attained Age of 60 and 63, the benefit continues until the Insured reaches Attained Age 65. If the Insured's total disability begins after the Insured reaches Attained Age 63, the benefit continues for two years. This Rider is effective until the Rider’s term expires, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Example:
Assume the following:
● The Waiver of Monthly Deductions Rider is elected and the Premium Waiver Rider has not been purchased;
● The Insured has been totally disabled for six consecutive months and the Insured’s disability is not a result of a risk not assumed; and
● At the time of disability, the Insured’s Attained Age was 57.

The policy’s monthly deductions will be waived (not deducted from the Cash Value) until the
Insured is no longer disabled, or until the Waiver of Monthly Deductions Rider is terminated.

Waiver of Monthly Deductions Rider Charge
A monthly Waiver of Monthly Deductions Rider Charge will be deducted if this Rider is elected. The Rider charge compensates Nationwide for waiving the policy's monthly charges upon the Insured's total disability for six consecutive months. The Rider charge is the product of the monthly policy charges (excluding the cost for this Rider) and the deduction waiver cost rate. The waiver of monthly deductions cost rate is based on Nationwide’s expectations as to the likelihood of the Insured's total disability for six consecutive months. The deduction waiver cost rate varies by the Insured's Attained Age and any Substandard Ratings.
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The Waiver of Monthly Deductions Rider Charge will be deducted proportionally from the Sub-Account and Fixed Account allocations, unless the Policy Owner elects Directed Monthly Deductions. Because the Waiver of Monthly Deductions Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Extended Death Benefit Guarantee Rider
General Information about this Rider
This Rider is only available for election at the time of application for the policy.
This Rider provides additional Lapse protection beyond the protection provided under the Guaranteed Policy Continuation Provision of the policy. Lapse protection is designed to provide the Policy Owner the potential long-term benefits of investing in a variable universal life policy while protecting the Policy Owner from losing the life insurance coverage under the base policy due to adverse or unfavorable Investment Experience.
Note: Before electing this Rider, a Policy Owner should consult his/her registered representative to determine if the Lapse protection provided by the policy's Guaranteed Policy Continuation Provision is sufficient to meet their goals. The Rider charge will be incurred while the Guaranteed Policy Continuation Provision of the policy is in effect. In the event Lapse protection benefits become payable during the guaranteed policy continuation period of the base policy, the benefits provided will be greater than or equal to the benefits provided under this Rider.
If this Rider is elected, and while it remains In Force, the investment options available will be limited, as described below. In addition, interaction of this Rider with other elected Riders may result in the limitation or elimination of Rider benefits, as described below.
If the Policy Owner does not meet one of the Premium testing methods described below, the Policy Owner will not receive any coverage or benefits afforded by this Rider. In addition, if at any time after the 10th policy year the Policy Owner fails the 10-Year Paid-Up testing method, that method of testing will no longer be used to determine whether Rider coverage applies.
The Policy Owner must make two irrevocable elections at the time of application:
(1)
the portion of the Base Policy Specified Amount the Policy Owner wants covered by the Rider (the "Guarantee Amount"). The Guarantee Amount must be between 50% and 100% of the Base Policy Specified Amount; and
(2)
the duration of the Rider coverage expressed in full policy years (the "Guarantee Duration"). The Guarantee Duration is subject to the following limits:
(a)
the minimum Guarantee Duration that may be elected is 20 years; and
(b)
the maximum Guarantee Duration that may be elected is equal to 120 years minus the Insured's Attained Age on the Policy Date.
Allocation Restrictions
Nationwide may limit the investment options available for allocation of Premium and transfers of Cash Value when this Rider is elected. Nationwide selected the available Sub-Accounts on the basis of risk factors associated with the underlying mutual fund’s investment objective and Sub-Accounts were excluded from availability with this Rider on the basis of similar risk considerations. The permitted investment options are more conservative than those that are not permitted. By electing this Rider and accepting the limited menu of investment options, Policy Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under this Rider.
For a list of permitted investment options available with this Rider, see Appendix A: Underlying Mutual Funds Available Under the Policy.
The Policy Owner may instruct Nationwide to transfer allocations back and forth between the permitted investment options at any time while this Rider is In Force. Such transfers will be considered a transfer event. While this Rider is In Force, current and future investment allocations must be entirely (100%) to the permitted investment options. Nationwide will not process a transfer request involving an investment option that is not currently permitted under the Rider; rather, the current allocation instructions will remain in effect. The Policy
55

Owner may choose to terminate the Rider and then instruct Nationwide to make allocations under any of the investment options available under the policy. Termination of the Rider will end all charges and coverage under the Rider including payment of the Guarantee Amount.
How this Rider Operates
During the Guarantee Duration, Nationwide conducts tests to determine whether the Net Accumulated Premium actually paid is equal to or greater than the required Net Accumulated Premium under either the 10-Year Paid-Up Method or the Monthly Premium Method.
The Net Accumulated Premium actually paid equals the cumulative sum of all Premiums paid from the Policy Date to the date of the most recent monthly anniversary of the Policy Date, reduced by any partial surrenders, Indebtedness, and Returned Premium.
The required Net Accumulated Premium is what must be paid for the Rider coverage to apply. Under either test, the required Net Accumulated Premium represents the amount of Premium needed to offset Nationwide’s risk that the Insured may die during a period when the policy would otherwise Lapse. In addition to the Policy Owner’s elections under the Rider, the required Net Accumulated Premium for each test will vary, based on the Insured's issue age, sex, underwriting classification, any Substandard Ratings, the Base Policy Specified Amount, death benefit option, and any other optional benefits elected.
The Policy Owner may decide to pay the required Net Accumulated Premium under either method. Generally, the two methods of calculation are attributable to the different ways Policy Owners pay Premium. The 10-Year Paid-Up Method is generally used by Policy Owners who pay a larger Premium during the first 10 policy years. In contrast, the Monthly Premium Method is generally used by Policy Owners who pay a lower Premium over a longer period of time.
Described below is how and when Nationwide determines, under each method, whether the Policy Owner has paid the required Net Accumulated Premium for the Guarantee Amount to apply.
(1)
10-Year Paid-Up Method – This method determines a required Net Accumulated Premium that must be paid within a 10-year period beginning on the Policy Date, regardless of the Guarantee Duration. The required Net Accumulated Premium under this test is stated in the Policy Data Pages. The test is satisfied if the Net Accumulated Premium paid is equal to or greater than the required Net Accumulated Premium stated in the Policy Data Pages.
During the first 10 policy years, this test is performed on any monthly anniversary of the Policy Date on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders.
This test is also performed on the first monthly anniversary of the Policy Date after the end of the 10th policy year. If the test for the 10-Year Paid-Up Method is not satisfied at that time, Lapse protection under this method is no longer available and the test will no longer be performed. If the test for the 10-Year Paid-Up Method is satisfied with the first test after the end of the 10th policy year, Nationwide will retest at the following times while the Rider remains in effect and the conditions under this method are met:
(a)
on any monthly anniversary of the Policy Date on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders;
(b)
on any date of a partial surrender or policy loan; and
(c)
on any date there is Returned Premium.
Lapse protection is no longer available and retesting will no longer be done under the 10-Year Paid-Up Method after any of the following circumstances occur:
•
failing to satisfy the 10-Year Paid-Up Method test at any time it is performed after the end of the 10th policy year;
•
the Guarantee Duration ends or this Rider is otherwise terminated;
•
increasing the Base Policy Specified Amount;
•
changing the death benefit option; or
•
adding or increasing any Rider coverage on or after the first anniversary of the Policy Date.
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If any of the circumstances above occur, the 10-Year Paid-Up Method is no longer available; however, the Policy Owner may still maintain the Guarantee Amount if the test under the Monthly Premium Method is satisfied.
Example:
Assume the Extended Death Benefit Guarantee Rider has not otherwise terminated, the policy is year 11, the policy would enter a Grace Period if the Rider was not In Force, and the following:
● Base Policy Specified Amount is $500,000
● Extended Death Benefit Guarantee Percentage is 50%
● Guarantee Duration is 50 years
● Net Accumulated Premium is $100,000
● Required Net Accumulated Premium under the 10-Year Paid-Up Method is $100,000
● Indebtedness is $0.00
Since the required Net Accumulated Premium under the 10-Year Paid-Up Method is equal to or greater than the Net Accumulated Premium, this test is satisfied, and the policy will remain In Force. Assuming no future loans or partial surrenders are taken, the policy will remain In Force up to policy year 50.

Extended Death Benefit Guarantee Coverage Amount: $500,000 x 50% = $250,000

Note: Depending on how the policy is issued, Guideline Premium/Cash Value Corridor Test or Cash Value Accumulation Test, paying Premium equal to the Net Accumulated Premium under the 10-Year Paid-Up Method may disqualify the policy as a contract for life insurance under Section 7702 of the Code. If this is the case, the Policy Owner can still pay Premium equal to (or in excess of) the required Net Accumulated Premium under the Monthly Premium Method. Request and carefully review illustrations of planned Rider elections, Premium payments, surrender, and/or policy loan activity before purchasing this Rider.
(2)
Monthly Premium Method – This method determines a monthly Premium amount that is stated in the Policy Data Pages. The required Net Accumulated Premium under this test is the sum of the monthly Premium amount in effect for each respective month from the Policy Date to the most recent monthly anniversary of the Policy Date. This test is satisfied if the Net Accumulated Premium paid is equal to or greater than the required Net Accumulated Premium under this method.
This test is performed on any monthly anniversary of the Policy Date during the Guarantee Duration on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders.
Unless this Rider is otherwise terminated, the Monthly Premium Method test will continue to be conducted for the entire Guarantee Duration. This test cannot be lost due to policy changes or failure to meet the test on any given occasion. However, the following policy changes may result in a change to the monthly Premium amount, and therefore the required Net Accumulated Premium, under this method and are subject to Nationwide’s approval:
●
increasing or decreasing the Base Policy Specified Amount;
●
adding or increasing any Rider coverage;
●
changing the death benefit option; or
●
changing the underwriting classification of the Insured.
Situations Where the Guarantee Amount may be Modified
Any changes to the policy resulting in a decrease of the Base Policy Specified Amount, including partial surrenders, will also result in a proportional reduction of the Guarantee Amount.
How the Grace Period under the Policy Operates with this Rider
If the policy enters a Grace Period (i.e., Lapse protection is not available under the Guaranteed Policy Continuation Provision of the policy or under the Rider), then additional Premium payments will be necessary to prevent Lapse. Nationwide will notify the Policy Owner in writing of:
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(1)
the amount of Premium required to prevent the policy from Lapsing under Grace Period and Guaranteed Policy Continuation Provision; and
(2)
the amount of Premium required to increase the Net Accumulated Premium paid so that the the Monthly Premium Method test is satisfied.

Example:
Assume the Extended Death Benefit Guarantee Rider has not otherwise terminated, the policy is year 21, month 1, the policy would enter a Grace Period if the Rider was not In Force, and the following:
● Base Policy Specified Amount is $500,000
● Extended Death Benefit Guarantee Percentage is 50%
● Guarantee Duration is 50 years
● Net Accumulated Premium is $125,000
● Indebtedness is $0.00
● Extended Death Benefit Guarantee Monthly Premium is $200
● The required Net Accumulated Premium under the Monthly Premium Method is $200 x {[21 (Policy Year) – 1] x 12 + 1 (Policy Month)}
= $200 x {[20] x 12 + 1}
= $200 x {240 + 1}
= $200 x {241}
= $48,200
Since the required Net Accumulated Premium under the Monthly Premium Method is equal to or greater than the Net Accumulated Premium, this test is satisfied, and the policy will remain In Force up to policy year 50.

Extended Death Benefit Guarantee Coverage Amount: $500,000 x 50% = $250,000

Note: Generally the amount required to prevent the policy from Lapsing under the 10-Year Paid-Up Method test, if applicable, will be greater. Contact the Service Center to obtain this amount. If the 10-Year Paid-Up Method test is not satisfied at any time after the 10th policy year, that test will no longer apply.
This Rider and the policy to which it is attached will terminate unless sufficient Premium is paid within the 61-day Grace Period. This Rider cannot be reinstated after a Lapse, see Lapse.
Interaction with Other Riders
Premium Waiver Rider
If the Premium Waiver Rider was elected, the benefits provided by that Rider in the form of Premium payments will be counted as part of the Net Accumulated Premium paid for the purposes of satisfying the Monthly Premium Method and 10-Year Paid-Up Method tests subject to the following:
•
when qualifying for the benefit under the Premium Waiver Rider, the Premium requirements of this Rider will not be reduced;
•
the benefit provided by the Premium Waiver Rider in the form of Premium payments may not be sufficient on its own to meet the Premium requirements associated with this Rider; and
•
if the benefit provided by the Premium Waiver Rider in the form of Premium payments is not sufficient to satisfy the Monthly Premium Method or 10-Year Paid-Up Method tests, the Policy Owner may have to pay additional Premium to meet the required Net Accumulated Premium under the tests.
Waiver of Monthly Deductions Rider
If the Waiver of Monthly Deductions Rider was elected, then upon qualifying for benefits under that Rider, the required Net Accumulated Premium for this Rider will not be waived or reduced. The benefits provided by the Waiver of Monthly Deductions Rider, in contrast to the Premium Waiver Rider, will not count towards the Net Accumulated Premium for
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purposes of satisfying any of the required Net Accumulated Premium tests under the Rider. Failure to make Premium payments sufficient to meet either test of required Net Accumulated Premium while the Policy Owner is receiving benefits under the Waiver of Monthly Deductions Rider may result in a loss of benefits under the Rider.
Acceleration of Life Insurance Death Benefit for Qualified Long Term Care Services Rider ("Long-Term Care Rider")
If the Long-Term Care Rider is elected, then upon qualifying for benefits under that Rider, the Premium requirements for the Rider will not be waived or reduced and charges for the Rider will continue to be deducted from the policy’s Cash Value. Benefits under the Long-Term Care Rider do not reduce Net Accumulated Premiums.
The benefit associated with the Long-Term Care Rider is dependent upon the Base Policy Specified Amount. If the Base Policy Specified Amount is greater than the Guarantee Amount associated with the Rider, then upon commencement of benefits under the Rider, the benefits provided by the Long-Term Care Rider will be reduced so that they continue to correspond to the Base Policy Specified Amount after the Rider is invoked.
Overloan Lapse Protection Rider
While the policy is being kept from entering a Grace Period by this Rider, the Overloan Lapse Protection Rider cannot be invoked without first requesting termination of this Rider.
Invoking the Overloan Lapse Protection Rider at any other time will result in termination of this Rider and its charge.
Riders Terminating when Benefits under this Rider Commence
Once benefits commence under this Rider and before the end of the Guarantee Duration, no changes to the base policy will be permitted, i.e., changes to Total Specified Amount and addition of other optional Riders. In addition, if required by the terms of the Extended Death Benefit Guarantee Rider, other elected Riders may terminate or may need to be terminated by the Policy Owner before commencing benefits under this Rider.
If another Rider is terminated by operation of this Rider, charges under terminated Riders will end. The Policy Owner may not reapply for the terminated Rider(s) until the expiration of the Guarantee Duration.
Termination of the Extended Death Benefit Guarantee Rider
This Rider will terminate and no coverage will apply if any of the following occurs:
(1)
the Policy Owner elects to terminate this Rider. Termination will be effective the next business day following receipt at the Service Center of a written request to terminate. If the Policy Owner elects to terminate this Rider, Nationwide may require the Policy Owner to return the Rider and the policy for endorsement;
(2)
the Guarantee Duration ends; or
(3)
the policy Lapses, is surrendered, or otherwise terminates.
Note: This Rider cannot be reinstated if the policy Lapses.
Extended Death Benefit Guarantee Rider Charge
A monthly charge is deducted for the coverage provided by this Rider. The charge for each Base Policy Specified Amount segment is determined, and will vary, based on the Insured's issue age, sex, underwriting classification, Guarantee Amount, and Guarantee Duration.
The Extended Death Benefit Guarantee Rider charge will be deducted proportionally from the Sub-Account and Fixed Account allocations, unless the Policy Owner elects Directed Monthly Deductions. Because the Extended Death Benefit Guarantee Rider charge is deducted from Cash Value, purchase of this Rider may reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Adjusted Sales Load Life Insurance Rider
The Adjusted Sales Load Life Insurance Rider is no longer available for election for applications signed after January 8, 2010. The information in this Appendix is applicable only if the policy was issued with the Adjusted Sales Load Life Insurance Rider.
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The following table describes the periodic charges applicable to the Adjusted Sales Load Life Insurance Rider.
Periodic Charges For Riders
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Adjusted Sales Load Life Insurance Rider Charge	Monthly	Maximum for each 1% of Premium Load replaced:$0.14 for each $1,000 of aggregate Premiums	Currently:$0.14 for each $1,000 of aggregate Premiums
The following disclosure describes the benefits, charges and operation of the Adjusted Sales Load Life Insurance Rider.
The benefit associated with the Adjusted Sales Load Life Insurance Rider is the replacement of all or a portion of the up-front Premium Load (comprised of the Sales Load and Premium Taxes) with a monthly Rider charge. The Policy Owner may elect the number of years (from one to seven) where Premium Load would be replaced. Premium Load will be assessed on any amount that is not elected to be replaced by the Rider.
Rider Availability
This Rider is only available to purchase at the time of application.To better understand the benefits of this Rider, ask for an illustration of future benefits and rights under the policy with and without the purchase of this Rider.
Adjusted Sales Load Rider Charge
A monthly Adjusted Sales Load Life Insurance Rider Charge is assessed to compensate Nationwide for the sales and premium tax expenses that it will not collect in the form of Premium Load. The aggregate monthly Rider charges will be greater than the amount Nationwide would have deducted as Premium Load. The monthly charge is the product of the policy's aggregate monthly Premiums since the Policy Date, the portion of Premium Load elected to be replaced (expressed as a whole percentage of Premiums paid), and the factor of 0.0001354. The Rider's charge may vary. Each Premium payment made will cause the Rider's charge to increase. How long the Rider charge is assessed will also vary. The Rider charge will be assessed for nine policy years, plus the number of years (from one to seven) that the Premium
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Load is to be replaced (with a maximum Rider charge period of 15 years). However, if a Policy Owner stops making Premium payments during that one to seven-year period, the Rider charge will only be assessed for nine policy years, plus the number of years where Premium payments were actually received.
Example:
Upon election, the Policy Owner anticipated making Premium payments for five years.
Therefore, the Policy Owner could expect to have the Rider charge assessed for 14 years
(nine years plus five years). However, the Policy Owner actually makes the last Premium payment in policy year three and does not make any additional Premium payments. Since the Policy Owner did not get full "use" of the Rider (the Policy Owner only received three years worth of Premium Load replacement), the Rider charge will only be assessed for 12 policy years (nine years plus the three years' worth of benefit received).

If the policy terminates within the first 10 policy years, Nationwide will deduct from the Cash Surrender Value an amount to compensate it for the Premium Load waived, but not recovered, as a Rider charge. The amount deducted from the Cash Surrender Value will equal the product of the actual Premium Load replaced by the Rider (in dollars) and the percentage from the following table that corresponds to the number of years the policy has been In Force.
Policy Year	Percentage
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	40%
8	30%
9	20%
10	10%
11 and Later	0%

Example:
The Policy Owner elected to replace the Premium Load for seven years. During the fifth policy year, the Policy Owner terminates the policy. During the five years the policy was In
Force, $10,000 of Premium was paid. The amount of Premium Load that the Rider replaced is $400 ($40 for each $1,000 of Premium). Therefore, Nationwide will deduct $240 (60% of
$400) from the policy’s Cash Surrender Value.

The Adjusted Sales Load Life Insurance Rider Charge will be deducted proportionally from the Sub-Account allocations and Fixed Account, unless the Policy Owner elects Directed Monthly Deductions. Because the charge for this benefit is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Policy Owner Services
Dollar Cost Averaging
Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time. A Policy Owner may elect to participate in the dollar cost averaging program at the time of application or at a later date by submitting an election form to the Service Center. An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date requested or, if that date has passed or no date is specified, at the end of the Valuation Period during which the request was received, or the end of the right to cancel period, whichever is later.
There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events. Dollar cost averaging transfers will continue to be processed until there is no more Cash Value left in the originating investment option(s) or until a Policy Owner instructs Nationwide to terminate the service. Policy Owners may direct Nationwide to automatically transfer specific amounts from the Fixed Account and the:
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•
Ivy Variable Insurance Portfolios - Nomura VIP Limited-Term Bond Series: Service Class
•
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II
to any other Sub-Account. Certain Sub-Accounts may or may not be available depending on when the policy was purchased, see Appendix A: Underlying Mutual Funds Available Under the Policy for details on Sub-Account availability. Transfers from the Fixed Account must be no more than 1/30th of the Fixed Account value at the time the program is elected.
Nationwide does not assure the success of these strategies and cannot guarantee that dollar cost averaging will result in a profit or protect against a loss. A Policy Owner should carefully consider his or her financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high. Nationwide may modify, suspend, or discontinue these programs at any time. Nationwide will notify Policy Owners in writing 30 days before doing so. If Nationwide suspends or discontinues a dollar cost averaging program at a time when other requested transfers from the Fixed Account are subject to restrictions, further transfers from the Fixed Account will be subject to the restrictions until or unless another dollar cost averaging program is offered and elected, see Fixed Account Restrictions.
Example:
Policy Owner elects to participate in Dollar Cost Averaging and has transferred $30,000 to the Fixed Account, which will serve as the source investment option for her Dollar Cost
Averaging program. She would like the Dollar Cost Averaging transfers to be allocated as follows: $1,500 to Sub-Account L and $1,000 to Sub-Account M. Each month, Nationwide will automatically transfer $2,500 from the Fixed Account and allocate $1,000 to Sub-
Account M and $1,500 to Sub-Account L until the Fixed Account is depleted.

Enhanced Dollar Cost Averaging
Periodically, Nationwide may offer enhanced dollar cost averaging programs. When offered, these programs will be available only at the time of application. All or a portion of the initial Premium may be applied to a program. Subsequent Premium is not eligible for inclusion in the program. Under an enhanced dollar cost averaging program, the interest rate credited to the initial Premium allocated to the Fixed Account will be greater than the interest rate credited to standard Fixed Account allocations. Enhanced dollar cost averaging programs will last for one year. Cash Value attributable to the enhanced dollar cost averaging program will be transferred from the program according to the Policy Owner’s allocation instructions for Net Premium based on the following schedule:
Beginning of Month	Fraction of Cash Value Transferred
2	1/11
3	1/10
4	1/9
5	1/8
6	1/7
7	1/6
8	1/5
9	1/4
10	1/3
11	1/2
12	Remaining Amount
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Enhanced Dollar Cost Averaging transfers are not considered transfer events.
Example:
At the time of application, the Policy Owner elects to participate in Enhanced Dollar Cost
Averaging and submits an initial Premium of $25,000 to be allocated to the Fixed Account, which will receive an enhanced interest crediting rate. He would like the Enhanced Dollar
Cost Averaging transfers to be allocated as follows: 40% to Sub-Account L and 60% to Sub-
Account M. Each month, Nationwide will automatically transfer Cash Value attributable to the Enhanced Dollar Cost Averaging program to the selected Sub-Accounts based on the schedule above (1/11 of the Cash Value will be transferred at the beginning of month 2;
1/10 of the program’s Cash Value will be transferred at the beginning of month 3; etc.).

Asset Rebalancing
A Policy Owner may elect to participate in an asset rebalancing program. Asset rebalancing involves the automatic rebalancing of the Cash Value in the chosen Sub-Accounts (up to 20) on a periodic basis. Cash Value allocated to the Fixed Account is not eligible for asset rebalancing. A Policy Owner can schedule asset rebalancing to occur every three, six, or 12 months on days when Nationwide prices Accumulation Units. There is no charge for asset rebalancing and it does not count as a transfer event.
A Policy Owner may elect to participate in an asset rebalancing program at the time of application or at a later date by submitting an election form to the Service Center. Premium received with or after the asset rebalancing application will continue to be initially allocated according to the Policy Owner’s instructions for Net Premium, unless they elect on the asset rebalancing application to replace the allocation instructions for Net Premium with the asset rebalancing program’s Sub-Account allocations. Whether this election is made or not, all Cash Value in the Sub-Accounts will be reallocated according to the asset rebalancing program’s allocations at the frequency elected by the Policy Owner. Manual transfers will not automatically terminate the program. As long as a policy with asset rebalancing elected remains In Force, termination of asset rebalancing will only occur as a result of specific instruction by a Policy Owner to do so. Nationwide may modify, suspend, or discontinue asset rebalancing programs at any time.
Example:
Policy Owner elects to participate in Asset Rebalancing and has instructed his Cash Value be allocated as follows and rebalanced on a quarterly basis: 40% to Sub-Account A, 40% to
Sub-Account B, and 20% to Sub-Account C. Each quarter, Nationwide will automatically rebalance Policy Owner’s Cash Value by transferring Cash Value among the three elected
Sub-Accounts so that his 40%/40%/20% allocation remains intact.

Automated Income Monitor
Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost. This program is only available to policies that are not modified endowment contracts.
Automated Income Monitor programs are intended for Policy Owners who wish to take an income stream of scheduled payments from the Cash Value of the policy. The income stream is generated via partial surrenders until the policy cost basis is depleted, then through policy loans. Taking partial surrenders and/or policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood the policy will Lapse. Before requesting the Automated Income Monitor program, Policy Owners should consult with financial and tax advisors.
At the time of application for a program, Nationwide will provide Policy Owners with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value, and Death Benefit. Policy Owners must submit this illustration along with an application when electing an Automated Income Monitor program. Programs will commence at the beginning of the next Policy Monthaversary after Nationwide receives the election form and illustration. On each policy anniversary thereafter Nationwide will provide an updated In Force illustration to assist Policy Owners in determining whether to continue, modify, or discontinue an elected program. Policy Owners may request modification or termination of a program at any time by written request to the Service Center.
A Policy Owner’s program will be based on the policy's Cash Surrender Value at the time of election and each succeeding policy anniversary, and on the following elections:
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(1)
Payment type:
(a)
Fixed Amount: If a Policy Owner elected payments of a fixed amount, the amount received will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and the policy's Investment Experience; or
(b)
Fixed Duration: If a Policy Owner elected payments for a fixed duration, the amount received during the first year will be based on the illustration assumptions below. After the first year, the amount will vary based on the illustration assumptions and policy Investment Experience to maintain the elected duration.
(2)
Illustration assumptions:
(a)
an assumed variable rate of return specified by the Policy Owner from the available options stated in the election form;
(b)
minimum Cash Surrender Value targeted by the Policy Owner to have remaining on the policy's Maturity Date, or other date specified by the Policy Owner. This dollar amount is used to calculate available income. It is not guaranteed to be the Cash Surrender Value on the specified date;
(c)
a Policy Owner may also request a change of death benefit option, or a decrease in Base Policy Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and
(d)
payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only.
Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations. However, larger payments or longer duration may increase the likelihood the policy will Lapse.
Note: Policy Owners are responsible for monitoring the policy to prevent Lapse. Nationwide will provide annual In Force illustrations based on current Cash Surrender Values and the elected illustration assumptions to assist Policy Owners with preventing Lapse. Policy Owners may request modification or termination of a program at any time by written request to the Service Center.
Example:
Assume:
● Insured’s Issue Age was 45.
● Policy Owner paid Premiums totaling $490,000 during the first 25 policy years.
● Just prior to policy year 26 (Attained Age 70) the policy’s Cash Value is just over $1,000,000 and the Investment in the Contract is $490,000.
● The Policy Owner completes an Automated Income Monitor election form and chooses a
5% gross rate of return, a goal of $100,000 Cash Surrender Value at Attained Age 95 and the Fixed Duration option for 25 years.

● The first AIM In Force illustration is run that solves for an annual income amount at an assumed 5% gross rate of return and a goal of at least $100,000 of Cash Surrender
Value at Attained Age 95. The result of the solve is an annual income amount of $66,720.

A partial surrender of $66,720 will be processed and sent to the Policy Owner. Each year thereafter, if the Automated Income Monitor program has not been terminated, another illustration will be run with the same assumptions and income solve. The appropriate partial surrender amount based on each solve will be processed. This will continue until the entire
$490,000 Investment in the Contract has been distributed through partial surrenders, then the income amounts will be processed as loans.

Automated Income Monitor programs are subject to the following additional conditions:
(1)
To prevent adverse tax consequences, a Policy Owner can authorize Nationwide to make scheduled payments via policy loan when:
(a)
the policy's cost basis is reduced to zero;
(b)
a partial surrender within the first 15 policy years would be a taxable event;
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(c)
or to prevent the policy from becoming a MEC, see Taxes.
Note: Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans, see Partial Surrender and Policy Loans.
(2)
While a program is in effect, no Premium payment reminder notices will be sent unless requested; however, Premium payments will be accepted.
(3)
Programs will terminate on the earliest of the following:
(a)
Nationwide’s receipt at the Service Center of a written request to terminate participation;
(b)
at the time the policy enters a Grace Period or terminates for any reason;
(c)
at the time of a requested partial surrender or policy loan outside the program;
(d)
upon a change of Policy Owner;
(e)
for income based on a fixed duration, the end of the period the Policy Owner specified at the time of election;
(f)
on any policy anniversary when the current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption the Policy Owner specified;
(g)
at any time the scheduled partial surrender or policy loan would cause the policy to fail to qualify as life insurance under Section 7702 of the Code; or
(h)
the policy's Maturity Date.
Additionally, the program will terminate when one of the following Riders is invoked or begins providing benefits: the Overloan Lapse Protection Rider, the Extended Death Benefit Guarantee Rider, and the Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider.
Nationwide will notify Policy Owners upon termination of an Automated Income Monitor program. In addition, Nationwide may modify, suspend, or discontinue Automated Income Monitor programs at any time. Nationwide will notify Policy Owners in writing 30 days before doing so.
Policy Loans
After the expiration of the right to cancel period and while the policy is In Force, a Policy Owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the Policy Owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center.
Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The Policy Owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
Loan Amount
The minimum loan amount is $200. The maximum loanable amount is equal to 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the Fixed Account and 100% of the policy loan account, if any, less any surrender charge and any Indebtedness. Nationwide pays the policy loan to the Policy Owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.
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Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide transfers an amount equal to the policy loan from the policy's investment options. Collateral amounts are transferred from the Cash Value to the policy loan account (which is part of Nationwide's general account). Amounts held as collateral against a policy loan do not participate in the Investment Experience of the Sub-Accounts. Policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
Amounts transferred from the policy's Cash Value equal to the policy loan account are deducted from the Sub-Accounts in the same proportion as the Sub-Account allocations, unless the Policy Owner has instructed otherwise. Nationwide will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.
The Policy Owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum annualized rate stated on the Policy Data Pages. Interest credited to the policy loan account is an obligation of Nationwide’s general account and is dependent on Nationwide’s financial strength and claims paying ability. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the Fixed Account.
Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The guaranteed maximum annualized interest charged rate is 4.50%. On a current basis, rates may change and may vary by policy year, subject to the guaranteed maximum. Policy loan interest charges may provide revenue for risk charges and profit.
If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited. If not paid when due, Nationwide will transfer an amount equal to the unpaid interest from the policy's investment options and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts transferred from the policy's investment options as unpaid interest charges will be transferred to the policy loan account in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
Upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrender, Lapse, Maturity.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will transfer interest charged on Indebtedness from the policy's investment options to the collateral account, and transfer interest credited on collateral from the policy loan account to the investment options:
•
Annually, at the end of a policy year;
•
At the time a new loan is requested;
•
When a loan repayment is made;
•
Upon the Insured's death;
•
Upon policy Lapse; and/or
•
Upon a full surrender of the policy.
In most cases, the interest earned on collateral will be less and in some cases, significantly less, than the interest charged against the Indebtedness.
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Repayment
The Policy Owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The Policy Owner should contact the Service Center to obtain loan pay-off amounts.
Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the Policy Owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
Nationwide will treat any payments made as Premium payments, unless the Policy Owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the Policy Owner to repay Indebtedness before making additional Premium payments because Premium Load charges are deducted from Premium payments but not from loan repayments.
If the Policy Owner makes a loan repayment, it will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Policy Owner indicates otherwise.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Example:
Assume the following:
● The policy’s Cash Value is $43,000 and it is allocated entirely to the Sub-Accounts.
● There is no existing Indebtedness.
● The Policy Owner has requested a $6,000 policy loan at the beginning of the first Policy Year.
*For reference, the maximum policy loan would be $38,700 = $43,000 x 90% - $0.00 (Indebtedness)
Once the $6,000 loan is approved, $6,000 is paid directly to the Policy Owner from
Nationwide. $6,000 is transferred from the Sub-Accounts to the policy loan account. This serves as collateral for Nationwide. The policy’s Indebtedness on the day of the loan is
$6,000.

● At the end of the first Policy Year, assume the only loan the Policy Owner requested was the $6,000 loan. Assuming the Policy Owner has not made any loan repayments, the
Indebtedness at the end of the next occurring policy anniversary is $6,120 due to $120 of accrued loan interest during the year ($6,000 + $120 = $6,120). Should a claim for the
Death Benefit Proceeds be made, the Proceeds would be reduced by the $6,120
Indebtedness.

● Assuming no loan repayments are ever made, Indebtedness continues to accrue interest.
All unpaid loan interest will also be treated as new policy loans and loan interest will continue to accumulate as Indebtedness

● If the Policy Owner submits a loan repayment, the amount of the loan repayment will be transferred from the policy loan account and credited to the Cash Value.
● If any Indebtedness exists when the Surrender Proceeds or Death Benefit Proceeds become payable, the Proceeds will be reduced by the total Indebtedness.
Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges, see Unfavorable Sub-Account Investment Experience. A Policy Owner can avoid Lapsing the policy by paying the amount required by the Guaranteed Policy Continuation Provision, purchasing and meeting the requirements of the Extended Death Benefit Guarantee Rider, or by invoking the Overloan Lapse Protection Rider to prevent the policy from Lapsing due to Indebtedness. Before any Lapse, there is a Grace Period during which a Policy Owner can take action to prevent the Lapse. Subject to certain conditions, a Policy Owner may reinstate a policy that has Lapsed.
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Guaranteed Policy Continuation Provision
The policy provides for a Guaranteed Policy Continuation Provision during the Initial Death Benefit Guarantee Period shown in the Policy Data Pages. During the Initial Death Benefit Guarantee Period, the policy will not Lapse if at the time a Lapse would otherwise occur, the Premium paid, reduced for any Indebtedness, partial surrenders, and/or Returned Premiums, is equal to or greater than the sum of the Monthly Initial Death Benefit Guarantee Premium in effect for each respective month since the policy was issued.
The Monthly Initial Death Benefit Guarantee Premium required is stated in the Policy Data Pages and will vary by the Insured's issue age, sex, underwriting classification, any Substandard Ratings, the Total Specified Amount and any Riders elected.
The Monthly Initial Death Benefit Guarantee Premium can only change due to action taken by the Policy Owner. If a Policy Owner has made any changes to the policy after it is issued, including any partial surrenders, increases or decreases to the Total Specified Amount, adding or terminating a Rider, and/or changing the death benefit option, the Monthly Initial Death Benefit Guarantee Premium may change. A change will result in reissued Policy Data Pages which will show the new Monthly Initial Death Benefit Guarantee Premium. Upon request and for no charge, Nationwide will determine whether Premium payments, minus any Indebtedness and partial surrenders, and/or Returned Premiums are sufficient to keep the Guaranteed Policy Continuation Provision in effect.
When the Initial Death Benefit Guarantee Period ends, if the Cash Surrender Value remains insufficient to cover the monthly policy charges, the policy is at risk of Lapsing and a Grace Period will begin. There is no separate additional charge for the Guaranteed Policy Continuation Provision.
Duration of the Initial Death Benefit Guarantee Period
The Initial Death Benefit Guarantee Period begins when Nationwide issues the policy. The duration of the Initial Death Benefit Guarantee Period depends on the Insured's Issue Age on the Policy Date, as reflected in the following table:
Insured's Issue Age on the Policy Date:	0-69	70 or older
Duration of Guaranteed Policy Continuation Period:	the lesser of 10 policy years or to Attained Age 75	five policy years
Grace Period
If the Cash Surrender Value on any Policy Monthaversary is not sufficient to cover the current monthly deductions and the requirements of the Guaranteed Policy Continuation Provision or the Extended Death Benefit Guarantee Rider, if applicable, are not met, then a Grace Period will begin. At the beginning of a Grace Period, the Policy Owner will receive a notice from Nationwide that will indicate the amount of Premium that must be paid to avoid Lapsing the policy. If the required Premium is not paid within 61 days, the policy and all Riders will Lapse. The amount is equal to:
1) The lesser of:
•
the amount of Premium required to pay any due and unpaid policy charges; or
•
during the Initial Death Benefit Guarantee Period, the amount of Premium that will bring the Guaranteed Policy Continuation Provision back into effect; or
•
if the Extended Death Benefit Guarantee Rider is elected and the Initial Death Benefit Guarantee Period has ended, the amount of Premium that will satisfy the Rider; plus
2) Premium projected to keep the policy In Force for three additional months.
The Grace Period will not alter the operation of the policy or the payment of Proceeds.
Reinstatement
A Policy Owner may request reinstatement of a Lapsed policy by:
(1)
submitting, at any time within three years after the end of the Grace Period (or longer if required by state law) and before the Maturity Date, a written request to the Service Center to reinstate the policy;
(2)
providing evidence of insurability satisfactory to Nationwide;
(3)
paying:
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(a)
if the policy is not in the Initial Death Benefit Guarantee Period, sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period, plus the policy charges due on the reinstatement date, plus any amount needed to increase the Cash Value, minus any Indebtedness and any surrender charge, to zero; or
(b)
if the policy is in the Initial Death Benefit Guarantee Period, the lesser of:
i.
sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period, plus the policy charges due on the reinstatement date, plus any amount needed to increase the Cash Value, minus any Indebtedness and any surrender charge, to zero; or
ii.
sufficient Premium to meet the Monthly Initial Death Benefit Guarantee Premium requirement of the Guaranteed Policy Continuation Provision; and
(c)
sufficient Premium, to pay policy charges and/or Monthly Initial Death Benefit Guarantee Premium to meet the requirements of the Guaranteed Policy Continuation Provision as applicable, to keep the policy In Force for three months (or less if required by state law) from the date of reinstatement; and
(4)
repaying or reinstating any Indebtedness that existed at the end of the Grace Period.
The Policy Owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability.
If Nationwide approves the application for reinstatement and receives the required Premium, the effective date of a reinstated policy, including any reinstated Riders, will be the coinciding or next Policy Monthaversary following the date Nationwide approves the application for reinstatement.
If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of the surrender charge corresponding to the policy year in which the policy is reinstated or the Cash Value at the end of the most recent Grace Period. Nationwide will add any Premiums or loan repayments that were made to reinstate the policy to the Cash Value.
The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless the Policy Owner indicates otherwise.
Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the Policy Owner’s written surrender request in good order at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Any applicable surrender charges will be deducted from the policy’s Cash Value, see Surrender Charge. See Payment of Policy Proceeds for additional information.
Policy Restoration after a Full Surrender
Prior to the Insured’s death, Nationwide will permit restoration of a surrendered policy pursuant to established procedures to meet the requirements of state insurance law regarding the replacement of life insurance (i.e., use of the Proceeds from a surrendered policy to purchase a new policy). Restored policies will be treated as if they were never surrendered for all purposes, including Investment Experience, interest, and deduction of charges, see Policy Restoration Procedure in the Statement of Additional Information.
Partial Surrender
A Policy Owner may request a partial surrender of the policy's Cash Surrender Value at any time after the first policy year. A partial surrender will be effective as of the date Nationwide receives the Policy Owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center. A Partial Surrender Fee may be applied to each partial surrender that equals the lesser of $25 or 2% of the amount surrendered. Currently, Nationwide waives the partial surrender fee, see Partial Surrender Fee. See Payment of Policy Proceeds for additional information.
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Nationwide reserves the right to limit the number of partial surrenders to one per policy year. The minimum amount of any partial surrender request is $200. In policy years 2-10, the maximum amount of a partial surrender in any given policy year is 10% of the Cash Surrender Value as of the beginning of the policy year. In policy years 11+, the maximum amount of a partial surrender is equal to the Cash Surrender Value less the greater of $500 or three times the most recent monthly deductions. Monthly deductions are calculated for each month, beginning on the Policy Date, as follows:
(1)
Mortality and Expense Risk Charge; plus
(2)
Administrative Per Policy Charge; plus
(3)
the monthly cost of any additional benefits provided by any Riders; plus
(4)
the Base Policy Specified Amount Cost of Insurance.
A partial surrender cannot cause the Total Specified Amount to be reduced below the Minimum Total Specified Amount indicated on the Policy Data Page, and after any partial surrender, the policy must continue to qualify as life insurance under Section 7702 of the Code. Partial surrenders may be subject to income tax penalties. They could also cause the policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy, see Taxes.
If a Policy Owner takes a partial surrender, Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts equal to the amount of the partial surrender. If there is insufficient value in the Sub-Accounts, Nationwide will surrender amounts from the Fixed Account.
Reduction of the Base Policy Specified Amount due to a Partial Surrender
When a partial surrender is taken, the Base Policy Specified Amount will be reduced by the amount necessary to prevent an increase in the Net Amount At Risk. The Base Policy Specified Amount reduction will not exceed the partial surrender amount. The policy's charges going forward will be based on the new Base Policy Specified Amount.
Any reduction of the Base Policy Specified Amount will be made in the following order: against the most recent increase in the Base Policy Specified Amount, then against the next most recent increases in the Base Policy Specified Amount in succession, and finally, against the initial Base Policy Specified Amount.
The Death Benefit
Standard Death Benefit Options
Policy Owners have a choice of one of two available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit .
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, if the Insured dies by suicide, or benefits were paid under a Rider that accelerated all or a portion of the Death Benefit.
While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
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The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the Policy Owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•
the cash value accumulation test; or
•
the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the guideline premium/cash value corridor test. If the cash value accumulation test is elected, the Overloan Lapse Protection Rider is not available.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage calculated as described in the Code. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.
In deciding which test to elect for the policy, consider the following:
•
The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•
Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•
Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Death Benefit Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
Changes in the Death Benefit Option
After the first policy year, a Policy Owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. Nationwide will permit only one change of death benefit option per policy year. The effective date of a change will be the monthly anniversary of the Policy Date following the date Nationwide approves the change.
For any change in the death benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.
Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount, except for the per $1,000 of Specified Amount charge, which will continue to be based on the original Total Specified Amount for each segment of insurance coverage. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change.
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The Policy Owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.
Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any Premium limitations under the Code.
Where the Policy Owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any Premium limitations under Section 7702 of the Code.
Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
Suicide
If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, partial surrenders, and any benefits paid as an acceleration of the Base Policy Specified Amount or Total Specified Amount. Similarly, if the Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount is accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus all policy charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
Policy Maturity
If the policy is In Force on the Maturity Date, coverage will automatically be extended (unless otherwise elected by the Policy Owner) until the Insured's date of death at which time Proceeds will be paid to the beneficiary, see Extending Coverage Beyond the Maturity Date.
If the Policy Owner elects not to extend coverage beyond the Maturity Date, Nationwide will pay the Proceeds generally within seven days after the written request for payment is received at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.
The primary purpose of extending coverage beyond the Maturity Date is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of the policy cost basis if the maturity Proceeds are taken, see Surrender, Lapse, Maturity.
Assuming no Indebtedness exists on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds on the Maturity Date. However, because the loan interest rate charged may be greater than loan interest credited, if Indebtedness on or after the Maturity Date exists, Proceeds after the Maturity Date may be less than the Proceeds on the Maturity Date.
Extending Coverage Beyond the Maturity Date
The termination of some policy and/or Rider benefits will coincide with extension of coverage beyond the Maturity Date. If coverage is extended beyond the Maturity Date:
(1)
the policy's Total Specified Amount will be equal to the Base Policy Specified Amount and will be adjusted to what it was when the Insured reached Attained Age 85, subject to any adjustment for partial surrenders, and reduced for any subsequent Base Policy Specified Amount decreases;
(2)
no changes to the Base Policy Specified Amount and/or the Total Specified Amount will be permitted;
(3)
no changes to the Death Benefit option will be permitted;
(4)
100% of the policy's Cash Value will be transferred to the Fixed Account;
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(5)
if applicable, the Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider will remain in effect;
(6)
if the Additional Term Insurance Rider is in effect, the extension of coverage will not apply to the Rider Specified Amount;
(7)
no additional Premium payments will be permitted;
(8)
no additional monthly periodic charges will be deducted;
(9)
loan interest will continue to be charged on Indebtedness; and
(10)
the Policy Owner can request partial surrenders.
Note: Partial surrenders will affect the Base Policy Specified Amount of a policy with Death Benefit Option 1 based on the Insured's Attained Age at the time the partial surrender is requested. While the Insured is between the Attained Age of 86 and 90, a partial surrender will decrease the Base Policy Specified Amount proportionately. If the Insured is Attained Age 91 or older, a partial surrender will reduce the Proceeds by an amount proportionate to the ratio of the partial surrender to the Cash Value.
Notwithstanding the above, if the Overloan Lapse Protection Rider was invoked, the Proceeds may be reduced, see Overloan Lapse Protection Rider.
Coverage beyond the Maturity Date will not be extended when the policy would fail the definition of life insurance under the Code.
Payment of Policy Proceeds
Normally, Nationwide will make a lump sum payment of the Proceeds within seven days after the written request for payment is received at the Service Center. However, Nationwide may postpone payment of the Proceeds from:
•
the general account options for up to six months;
•
on the days that it is unable to price Sub-Account Accumulation Units, see Valuation of Accumulation Units; and/or
•
as permitted or required by federal securities laws and rules and regulations of the SEC.
Death Benefit Proceeds are paid from Nationwide’s general account. For payout options other than lump sum, Nationwide will issue a settlement contract in exchange for the policy, see Policy Settlement Options.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Policy Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Policy Settlement Options
Proceeds (Death Benefit, maturity Proceeds, or Cash Surrender Value) may be paid out in a lump sum, or in another form that is elected at application.
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At any time before the Proceeds become payable, a Policy Owner may request to change the payout option by writing to the Service Center.
If more than one payout option is elected, at least $2,000 must be apportioned to each option and each payment (made at the specified interval) must be at least $20. The settlement options below are based on predetermined fixed payments.
If the Policy Owner does not make an election as to the form of the Proceeds, upon the Insured's death, the beneficiary may make the election. Changing the beneficiary of the policy will revoke the payout option(s) in effect at that time. Proceeds are neither assignable nor subject to claims of creditors or legal process. If the beneficiary does not make an election, Nationwide will pay the Proceeds in a lump sum.
Note that for the remainder of Payment of Policy Proceeds provision, "payee" means the person(s) entitled to the Proceeds.
Life Income with Payments Guaranteed Option
If the Life Income with Payments Guaranteed Option is elected, Nationwide will retain the Proceeds and make payments to the payee at specified intervals for a guaranteed period (10, 15, or 20 years) and, if the payee is still living at the end of the guaranteed period, the payments will continue for the rest of the payee’s life. During the guaranteed period, Nationwide will pay interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually. Nationwide will determine annually if any interest in excess of 2.5% will be paid. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. If a payee dies before the guaranteed period has elapsed, Nationwide will make the remaining payments to the payee’s estate. If the payee dies after the guaranteed period has elapsed, no further payments will be made.
Joint and Survivor Life Option
If the Joint and Survivor Life Option was elected, Nationwide will retain the Proceeds and make equal payments to the payees at specified intervals for the life of the last surviving payee. The Proceeds can be paid at the beginning of 12, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the death of the last surviving payee. Nationwide will make no payments to the last surviving payee's estate. It is possible that only one payment will be made under this option if both payees die prior to the first payment.
Life Income Option
If the Life Income Option is elected, Nationwide will use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be based on current individual immediate annuity purchase rates in effect on the date the immediate annuity is elected. The Proceeds will be paid 30 days after this option is elected and future payments can be paid at the end of 12, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the payee’s death. Nationwide will make no payments to the payee’s estate. It is possible that only one payment will be made under this option if the payee dies prior to the first payment.
Some or all of the payout options listed may not be available in all states. Forms of payout other than the three listed above may be requested, but are subject to Nationwide’s approval. Requests for other forms of payout must be based on fixed payments; no variable payment options are permitted. The amount of payments and duration of any other payout options will be determined by Nationwide.
Payments to Minors
Nationwide will not make payments directly to minors. Contact a legal advisor for options to facilitate payment of Policy Proceeds intended for a minor’s benefit.
Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and depends on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to
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certain common life insurance policy transactions. It does not cover state, local, or other taxes. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of property made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).
The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse as well as for certain amounts that pass to the decedent’s surviving spouse.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate of 40% subject to any applicable exemptions.
The Tax Cuts and Jobs Act (the "Act") of 2017, doubled the basic estate and gift tax exclusion amount from $5 million to $10 million for estates of persons dying and gifts occurring after December 31, 2017. The exclusion amount is adjusted annually for inflation.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
Federal Transfer Tax
Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient's taxable income. If the policy owner (whether or not they are the insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift, estate and income tax.
Investment Gain in the Policy
The income tax treatment of increases in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the statutory definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide believes the policy meets the statutory requirements of Code Section 7702 and will monitor the policy’s compliance with Section 7702, and take whatever steps are necessary to stay in compliance.
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Diversification and Investor Control
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be currently taxed as ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
For a variable life policy to receive favorable tax treatment, the life insurance company must be considered the owner of the separate account assets supporting the investment options within the policy. If the policy owner is considered to exercise investment control over the separate account assets, the policy owner will be treated as the owner of those assets and not the insurance company. As a result, the income and gain attributed to the separate account assets will be taxed currently to the policyholder. The IRS has issued guidance that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the variable policyowner will be considered the owner of the separate account assets. Should the Treasury Secretary issue additional rules or regulations that would limit the extent to which a policy owner may direct their investment to particular underlying investment options without being treated as the owner of the separate account assets, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, we believe that the policy qualifies as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals, loans, premiums Nationwide accepts but then returns in order to meet the Code's definition of life insurance, and amounts deducted from the policy’s Cash Value used to pay the cost of any rider to the policy.
The income tax treatment of cash distributions and loans from the policy depends on whether the policy is also considered a modified endowment contract under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
Depending on the policy owner's circumstances, the use of the cash value of the policy to pay for the cost of any rider to the base life policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy taking into account the policy owner's individual facts and circumstances.
A Life Insurance Policy that is a Modified Endowment Contract
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract. A policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums.
Section 7702A of the Code defines a modified endowment contract as a life insurance policy where the total premiums paid at any time during the first 7 contract years exceeds the sum of the seven pay premiums, which is the sum of the level annual premiums that would have been paid at that time if the policy provided for paid up benefits after the payment of 7 level annual premiums. A policy may become a modified endowment contract because of a "reduction in benefits" as defined by Section 7702A(c) of the Code, or may become subject to a new 7-year testing period because of a "material change."
The Code provides special rules for the taxation of partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are treated first as a distribution of gain to the extent that the cash value of the policy exceeds the Investment in the Contract (generally, the net premiums paid for the policy). In addition, a 10% penalty generally applies to the taxable portion of such distributions unless an exception to the 10% penalty applies.
All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
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If the policy is not issued as a modified endowment contract, Nationwide will monitor the policy and advise the Policy Owner if the payment of a Premium, or other transaction, may cause the policy to become a modified endowment contract. It is only with the Policy Owner's written authorization that Nationwide will permit the policy to become a modified endowment contract. Otherwise, Nationwide will reject the requested action or refund any Premium paid that exceeds the modified endowment limits.
A Life Insurance Policy that is NOT a Modified Endowment Contract
Distributions from a life insurance policy that is not a modified endowment contract is generally treated as being first a return of nontaxable premiums paid (Investment in the Contract), and then taxable income after full recovery of the Investment in the Contract. Distributions not in excess of Investment in the Contract will reduce the owner's Investment in the Contract.
However, in certain circumstances a distribution from a policy that is not a modified endowment contract may not be treated as being first a return of non-taxable Investment in the Contract as previously described. If during the first 15 years after a policy is issued, a cash distribution is made because of or in anticipation of a reduction in the face amount of the death benefit, then the cash distribution may be fully or partially taxable to the policy owner. The policy owner should consult a competent tax advisor to carefully consider this potential tax consequence and seek further information before requesting any changes in the terms of the policy.
In general, interest paid on a policy loan will not be deductible. In addition, unlike a modified endowment contract, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.
Surrender, Lapse, Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or is deemed received upon maturity) plus total policy indebtedness exceeds the Investment in the Contract, then the excess generally will be treated as taxable ordinary income, regardless of whether the policy is a modified endowment contract. In circumstances where the policy indebtedness is very large, the amount of tax could exceed the amount of cash distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust is $16,000.
Modified adjusted gross income is equal to adjusted gross income with several modifications; the policy owner should consult with a tax advisor regarding how to determine the policy owner’s modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable gains from the sale or surrender of a life insurance policy.
Sale of a Life Insurance Policy
If a life insurance policy is transferred or sold it may be taxable to the extent of the gain in the policy and, all or a portion of the gain will be treated as ordinary income. For purposes of calculating gain on the sale of a life insurance policy, the owner’s investment in the contract is not reduced for previously imposed cost of insurance (COI) charges.
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Under the transfer for value rule, the sale of the policy may result in a portion of the death benefit proceeds being taxable income when paid to the beneficiary. However, exceptions to the transfer for value rule will prevent taxation of the death benefit proceeds if the transfer of the policy is to the insured under the policy, a partner of the insured, a partnership of which the insured is a partner, or to a corporation in which the insured is a shareholder or officer.
Nevertheless, the exceptions to the transfer for value rule noted above are not available if the life insurance policy was transferred in a reportable policy sale. Therefore, in a reportable policy sale some portion of the death benefit proceeds will be taxable.
Special tax reporting requirements apply to the sale of a life insurance policy in a reportable policy sale or the transfer of a life insurance policy to a foreign person. Under these reporting requirements the buyer of a life insurance policy in a reportable policy sale must report the amount of the sales proceeds to the IRS and to the insurance company that issued the policy. Upon receipt of 1) notice of sale from the buyer in a reportable policy sale or 2) any notice of a transfer of a life insurance policy to a foreign person, the insurance company is then required to report information related to the life insurance policy to the IRS. A policy owner contemplating the transfer or sale of the policy should consult a qualified tax advisor.
Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of the investment in the contract when the policy is surrendered in full. However, if the policy is exchanged for another life insurance policy, endowment contract, or annuity contract, the policy owner will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To satisfy Section 1035, the insured named in the policy must be the insured under the new policy.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Federal Income Taxation of Death Benefits
Death of Insured
Under Section 101 of the Code, the death benefit is generally excludable from the beneficiary’s gross income by reason of the insured’s death. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary’s gross income when it is paid (see, Sale of a Life Insurance Policy).
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option given their individual circumstances.
Accelerated Death Benefits
The death benefit under a life insurance policy may be distributed at a time earlier than the death of the insured, and all or a portion of the distribution may still be excludable from gross income under the Code.
Terminal Illness
The death benefit under a life insurance policy may be distributed when the insured is considered a "terminally ill individual" as that term is defined under the Internal Revenue Code. In this situation the distribution is treated as paid by reason of the insured’s death and will generally be excluded from the policy owner’s gross income under Section 101 of the Code, as described above.
Long-Term Care
A long-term care rider issued with a life insurance policy or one that is subsequently added to the policy may allow for acceleration of all or a portion of the death benefit upon the insured being certified as a "chronically ill individual" as that term is defined under the Internal Revenue Code. If the long-term care rider meets the requirements of a qualified long-term care insurance contract as defined under Section 7702B of the Internal Revenue Code, then a distribution of all or a
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portion of the death benefit will generally be excluded from income under the Code. The long-term care rider issued with this life insurance policy is intended to be a qualified long-term care insurance contract under Section 7702B of the Internal Revenue Code.
The amount of the long-term care benefit that is excludable from gross income on an annual basis is limited to the greater of 1) the HIPAA per diem amount or 2) the amount of actual qualifying long-term care expenses incurred, reduced by any reimbursements received for qualifying long-term care services provided for the insured. While the long-term care rider issued with this life insurance policy may or may not pay a long-term care benefit that is limited to the HIPAA per diem amount, Nationwide cannot guarantee that the long-term care benefit will be treated as tax free. If multiple indemnity contracts are owned on a single insured, the payments received from these contracts are aggregated for purposes of determining whether the amounts received exceed the greater of the HIPAA per diem amount or the amount of actual qualifying long-term care expenses incurred.
The Tax Cuts and Jobs Act of 2017 changed the methodology used to calculate the annual inflation adjustments to the HIPAA per diem amount. The change will result in a lower rate of increase in the annual HIPAA per diem. Therefore, it is highly recommended that the policy owner consult their tax advisor when contemplating the amount of long-term care benefit to be taken under the long-term care rider.
The long-term care rider may pay benefits if the insured is receiving qualified long-term care services outside of the United States. It is the responsibility of the policy owner to determine if collecting benefits while outside the United States will subject the policy owner to taxation in the United States, the country of residence, or any other foreign jurisdiction.
Payment of long-term care rider charges will be made through deductions from the cash value of the life policy. These deductions from the cash value are considered to be distributions from the life policy for federal tax purposes and will not be included in income even if the policy owner has fully recovered their investment in the contract.
The payment of long-term care benefits made to the policy owner of the long-term care rider will be reported on a Form 1099-LTC. In addition, deductions from the cash value of the life insurance policy to pay for long-term care rider charges during the calendar year will also be reported on Form 1099-R.
This discussion of the tax treatment of the long-term care rider is not meant to be all inclusive. Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.
If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT. Pursuant to regulations issued by the Treasury, Nationwide may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.
If the policy owner is not the insured or a beneficiary, then payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.
Special Considerations for Corporations
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was originally issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 in a Section 1035 exchange for a contract issued before that date are generally excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
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Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable to the employer that may be excluded from income cannot exceed the sum of premiums paid and other payments made by the policy owner for the policy. Consequently, under this general rule, some portion of the death benefit will be taxable.
The general rule of taxability will not apply if (1) the statutory notice and consent requirements are satisfied before the policy is issued, and (2) one of the following apply:
1.
The insured was an employee at any time during the 12-month period before the insured’s death.
2.
At the time that the policy is issued, the insured is either a director, a "highly compensated employee" (as defined in the Code), or a "highly compensated individual" (as defined in the Code).
3.
The death benefit is paid to a family member of the insured (as defined under the Code), an individual who is a designated beneficiary (other than the employer) of the insured, a trust established for either the family member’s or beneficiary’s benefit, or the insured’s estate, or
4.
The death benefit is used to buy an equity interest in the employer from the family member of the insured, beneficiary, trust or estate.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employer-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Due to the complexity of these rules, and because they are affected by the policy owner’s facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Limitation on interest and other business deductions
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
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Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a policy to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the policy or of the distribution. Nationwide may require you to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•
the value each year of the life insurance protection provided;
•
an amount equal to any employer-paid Premiums;
•
some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•
interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
81

Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the accumulation units. Based upon these expectations, no charge is being made against the policy's accumulation units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the premium taxes). At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's accumulation units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial professional.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. There is no way to know whether the federal tax treatment of life insurance policies will continue. Future legislation, regulation, or interpretation may adversely impact the federal tax treatment of life insurance policies. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy. The policy owner should consult their independent legal, tax and/or financial professional.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide makes no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency, and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
82

Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state securities divisions. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center, or can be found online at https://nationwide.onlineprospectus.net/NW/C000082373NW/index.html?ctype=product_sai.
83

Appendix A: Underlying Mutual Funds Available Under the Policy
The following is a list of underlying mutual funds available under the policy. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000082373NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited. The availability of investment options may vary depending on the broker-dealer through which the policy is sold (see Appendix C: Financial Intermediary Variations).
The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Allocation	Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class This Sub-Account is only available in policies issued before May 1, 2017 Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust) Sub-Advisor: Macquarie Investment Management Global Limited	0.77%*	16.66%	7.07%	7.84%
Allocation	Ivy Variable Insurance Portfolios - Nomura VIP Balanced Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust) Investment Sub-Advisor: Macquarie Investment Management Global Limited	1.03%*	11.79%	7.85%	8.38%
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Core Equity Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	0.95%*	15.30%	13.79%	13.78%
Fixed Income	Ivy Variable Insurance Portfolios - Nomura VIP Corporate Bond Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	0.78%*	6.48%	-0.48%	2.58%
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Energy Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust) Investment Sub-Advisor: Van Eck Associates Corporation	1.10%*	11.89%	18.61%	1.74%
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Global Growth Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	1.04%*	17.92%	9.99%	10.71%
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Growth Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	1.01%	8.41%	11.89%	15.40%
84

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Fixed Income	Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class This Sub-Account is only available in policies issued before May 1, 2017 Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	0.97%	7.17%	3.73%	5.56%
Equity	Ivy Variable Insurance Portfolios - Nomura VIP International Core Equity Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	1.11%*	24.17%	7.83%	6.62%
Fixed Income	Ivy Variable Insurance Portfolios - Nomura VIP Limited- Term Bond Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	0.79%*	4.70%	1.75%	2.12%
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	1.10%*	1.18%	-0.08%	10.66%
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Natural Resources Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust) Investment Sub-Advisor: Van Eck Associates Corporation	1.12%*	37.75%	15.73%	6.94%
Allocation	Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Aggressive Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	1.01%	15.86%	8.40%	9.88%
Allocation	Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Conservative Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	0.96%	10.44%	4.91%	6.23%
Allocation	Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderate - Managed Volatility Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust) Investment Sub-Advisor: Securian Asset Management, Inc.	0.99%*	10.71%	5.98%	6.64%
Allocation	Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderate Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	0.89%	13.50%	6.80%	8.01%
Allocation	Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Aggressive - Managed Volatility Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust) Investment Sub-Advisor: Securian Asset Management, Inc.	1.00%*	12.08%	6.87%	7.48%
85

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Allocation	Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Aggressive Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	0.90%	14.59%	7.67%	8.92%
Allocation	Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Conservative - Managed Volatility Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust) Investment Sub-Advisor: Securian Asset Management, Inc.	0.98%*	9.26%	4.95%	5.83%
Allocation	Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Conservative Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	0.91%	12.08%	5.87%	7.16%
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Science and Technology Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	1.15%	33.36%	13.71%	17.20%
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Small Cap Growth Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	1.15%*	13.39%	2.20%	8.69%
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Smid Cap Core Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	1.19%*	8.38%	8.07%	9.91%
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Value Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	0.98%*	9.41%	9.49%	8.92%
Capital Preservation	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Federated Investment Management Company	0.72%	3.65%	2.76%	1.68%
*
This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Extended Death Benefit Guarantee Rider Investment Options
Nationwide limits the investment options available for allocation of Premium and transfers of Cash Value when the Extended Death Benefit Guarantee Rider is elected. Nationwide selected the available Sub-Accounts on the basis of risk factors associated with the underlying mutual funds’ investment objectives, strategies, and risks, and Sub-Accounts were excluded from availability with this Rider on the basis of similar considerations. In general, the permitted investment options are more conservative than those that are not permitted. By electing this Rider and accepting the limited menu of investment options, Policy Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under this Rider.
Listed below are those investment options that are currently available with the Extended Death Benefit Guarantee Rider.
Only the investment options shown below are available for election while the Extended Death Benefit Guarantee Rider is In Force:
86

•
Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Conservative Series: Service Class
•
Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderate - Managed Volatility Series: Service Class
•
Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderate Series: Service Class
•
Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Aggressive - Managed Volatility Series: Service Class
•
Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Aggressive Series: Service Class
•
Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Conservative - Managed Volatility Series: Service Class
•
Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Conservative Series: Service Class
87

Appendix B: Surrender Charge Examples
The information in this Appendix can be used to calculate the Surrender Charge for a policy based on the Base Policy Specified Amount and the individual characteristics of the Insured. The examples shown below utilize the tables that are provided at the end of this Appendix.
Surrender Charge Calculation
The maximum surrender charge ("SC") equals the lesser of (a) or (b), multiplied by (p); plus (c) multiplied by (d). To calculate the actual surrender charge based on a surrender in a particular policy year, multiply by (e); and, if applicable, multiply by (f); where:
(a)	=	the Base Policy Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by 1,000; and
(b)	=	Premiums paid by the Policy Owner during the first policy year;
(p)	=	the surrender charge percentage in the range 20% - 65% which varies by age, sex, and risk classification from the "Surrender Charge Percentage" chart below;
(c)	=	the Base Policy Specified Amount divided by 1,000;
(d)	=	the applicable rate from the "Administrative Target Factor" chart below;
(e)	=	the applicable percentage from the "Reduction of Surrender Charges" table in the "Surrender Charges" section of this prospectus; and
(f)	=	a surrender charge reduction factor applicable only to Base Policy Specified Amount increases, 0.60 in all cases.
Surrender Charge Examples
The examples that follow are based on characteristics of the Insured used to calculate the maximum, minimum, and representative surrender charges shown in the "Transaction Fees" table in the Fee Table section of the prospectus. The examples utilize portions of the larger tables provided at the end of this Appendix.
The maximum Surrender Charge calculation assumes: the Insured is a female; Issue Age 74; standard tobacco rate class; the Base Policy Specified Amount is $100,000 (Band 2); Premiums paid in the first year are $10,000; a full surrender is taken during the first policy year.
SC	=	[[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)] x (f)
(a)	=	($100,000 / 1,000) x 59.593 =$5,959.30	(d)	=	8.40
(b)	=	$10,000	(e)	=	100%
(p)	=	0.63	(f)		Not applicable, applies to increases only.
(c)	=	$100,000 / 1,000 =$100

(a) is less than (b), so:
SC	=	[($5,959.30 x 0.63) + ($100 x 8.40)] x 100%
	=	[$3,754.36 + $840] x 100%
	=	$4,594.36 which corresponds to $45.95 per $1,000 of Base Policy Specified Amount ($4,594.36 / $100).
Assume the policy is surrendered in the fifth year instead of the first, then (e), Issue Age 50+, =77.5%
SC	=	$4,594.36 x 77.5% =$3,560.63 which corresponds to $35.61 per $1,000 of Base Policy Specified Amount ($3,560.63 / $100).
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The minimum Surrender Charge calculation assumes: the Insured is a female; Issue Age 0; standard non-tobacco rate class; the Base Policy Specified Amount is $500,000 (Band 4); Premiums paid in the first year are $2,000; a full surrender is taken during the tenth policy year.
SC	=	[[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)] x (f)
(a)	=	($500,000 / 1,000) x 1.316 =$658.00	(d)	=	4.00
(b)	=	$2,000	(e)	=	10%
(p)	=	0.65	(f)		Not applicable, applies to increases only.
(c)	=	$500,000 / 1,000 =$500

(a) is less than (b), so:
SC	=	[($658.00 x 0.65) + ($500 x 4.00)] x 10%
	=	[$427.70 + $2,000] x 10%
	=	$242.77 which corresponds to $0.49 per $1,000 of Base Policy Specified Amount ($242.77 / $500).
The representative Surrender Charge calculation assumes: the Insured is a male; Issue Age 35; preferred non-tobacco rate class; the Base Policy Specified Amount is $500,000 (Band 4); Premiums paid in the first year are $7,000; and a complete surrender of the policy in the first policy year.
SC	=	[[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)] x (f)
(a)	=	($500,000 / 1,000) x 7.38 =$3,690	(d)	=	4.50
(b)	=	$7,000	(e)	=	100%
(p)	=	0.65	(f)		Not applicable, applies to increases only.
(c)	=	$500,000 / 1,000 =$500

(a) is less than (b), so:
SC	=	[($3,690 x 0.65) + ($500 x 4.50)] x 100%
	=	[$2,398.50 + $2,250] x 100%
	=	$4,648.50 which corresponds to $9.30 per $1,000 of Base Policy Specified Amount ($4,648.50 / $500).
Assume the policy is surrendered in the fifth year instead of the first, then (e), Issue Age 0-49, =87.5%
SC	=	$4,648.50 x 87.5% =$4,067.44 which corresponds to $8.14 per $1,000 of Base Policy Specified Amount ($4,067.44 / $500).
The following example shows the impact of a Base Policy Specified Amount increase prior to a complete surrender of the policy. The Surrender Charge is calculated separately for the initial Specified amount and each increase. For this example assume the Insured is a male; Issue Age 35; standard non-tobacco rate class; the Base Policy Specified Amount is $500,000 (Band 4); Premiums paid in the first year are $6,000; the Policy Date is January 1, 2005; and the policy is completely surrendered in the first year.
SC	=	[[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)] x (f)
(a)	=	($500,000 / 1,000) x 7.825 =$3,912.50	(d)	=	4.50
(b)	=	$6,000	(e)	=	100%
(p)	=	0.65	(f)		Not applicable, applies to increases only.
(c)	=	$500,000 / 1,000 =$500
89

(a) is less than (b), so:
SC	=	[($3,912.50 x 0.65) + ($500 x 4.50)] x 100%
	=	[$2,543.13+ $2,250] x 100%
	=	$4,793.13 which corresponds to $9.59 per $1,000 of Base Policy Specified Amount ($4,793.13 / $500).
Now assume the policy was not actually surrendered, and a Base Policy Specified Amount increase of $100,000 (Band 4) is requested and becomes effective in the second policy year, on July 1, 2006. Note: the Attained Age of the Insured at the time the increase is issued is age 36 for purposes of finding the correct factors in the tables. Band 4 is applicable because the total Base Policy Specified Amount $600,000 is used to determine the Band. The first year premium paid applicable to the increase is $1,000. To calculate the maximum Surrender Charge attributable to the increase, assume it is surrendered in the first year.
SC	=	[[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)] x (f)
(a)	=	($100,000 / 1,000) x 8.224 =$822.40	(d)	=	4.55
(b)	=	$1,000	(e)	=	100%
(p)	=	0.65	(f)	=	0.60
(c)	=	$100,000 / 1,000 =$100

(a) is less than (b), so:
SC	=	[($822.40 x 0.65) + ($100 x 4.55)] x 100%] x 0.60
	=	[$534.56 + $455.00] x 100%] x 0.60%
	=	$989.56 x 0.60
	=	$593.74 which corresponds to $5.94 per $1,000 of Base Policy Specified Amount ($593.74 / $100).
Now assume the policy is completely surrendered in the sixth policy year on March 1, 2010.
For the $500,000 initial Base Policy Specified Amount, (e), Issue Age 0-49, =80.0%, the applicable Surrender Charge is:
SC	=	$4,793.13 x 80.0% = $3,834.50 which corresponds to $7.67 per $1,000 of Base Policy Specified Amount ($3,834.50 / $500).
For the $100,000 Base Policy Specified Amount increase, (e), Issue Age 0-49, =95.0%. Note: that even though the policy is being surrendered in the sixth year, more than three and less than four full years have passed since the date of the increase, so the fourth year surrender charge reduction percentage applies to that portion of the Base Policy Specified Amount.) The applicable Surrender Charge is:
SC	=	$593.74 x 95.0% =$564.05 which corresponds to $5.65 per $1,000 of Base Policy Specified Amount ($564.05 / $100).
The combined surrender charge for a complete surrender of the policy in the sixth year is equal to:
SC	=	$3,834.50 + $564.05 =$4,398.55 which corresponds to $7.34 per $1,000 of Base Policy Specified Amount ($4,398.55 / $600).
Tables used to Calculate the Examples
Reduction of Surrender Charges
Policy year calculated from the Policy Date or effective date of a Base Policy Specified Amount Increase*:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	100%	100%
2	100%	95.0%
3	100%	90.0%
90

Policy year calculated from the Policy Date or effective date of a Base Policy Specified Amount Increase*:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
4	95.0%	85.0%
5	87.5%	77.5%
6	80.0%	70.0%
7	72.5%	60.0%
8	65.0%	50.0%
9	57.5%	40.0%
10	50.0%	30.0%
11	40.0%	20.0%
12	30.0%	10.0%
13	20.0%	0%
14	10.0%	0%
15 and thereafter	0%	0%
Surrender Target Factor
Male Insureds
Issue Age	Standard Non-tobacco	Preferred Non-tobacco	Preferred Plus Non-tobacco	Standard Tobacco	Preferred Tobacco
0	1.673	N/A	N/A	N/A	N/A
1	1.717	N/A	N/A	N/A	N/A
2	1.780	N/A	N/A	N/A	N/A
3	1.854	N/A	N/A	N/A	N/A
4	1.939	N/A	N/A	N/A	N/A
5	2.029	N/A	N/A	N/A	N/A
6	2.126	N/A	N/A	N/A	N/A
7	2.227	N/A	N/A	N/A	N/A
8	2.334	N/A	N/A	N/A	N/A
9	2.446	N/A	N/A	N/A	N/A
10	2.564	N/A	N/A	N/A	N/A
11	2.689	N/A	N/A	N/A	N/A
12	2.820	N/A	N/A	N/A	N/A
13	2.953	N/A	N/A	N/A	N/A
14	3.092	N/A	N/A	N/A	N/A
15	3.236	N/A	N/A	N/A	N/A
16	3.380	N/A	N/A	N/A	N/A
17	3.526	N/A	N/A	N/A	N/A
18	3.674	3.465	3.340	4.175	3.966
19	3.827	3.610	3.479	4.349	4.132
20	3.987	3.761	3.625	4.531	4.304
21	4.156	3.920	3.778	4.723	4.487
22	4.334	4.088	3.940	4.925	4.679
23	4.522	4.265	4.111	5.139	4.882
24	4.720	4.452	4.291	5.364	5.096
25	4.930	4.650	4.482	5.602	5.322
26	5.151	4.858	4.682	5.853	5.560
27	5.382	5.076	4.893	6.116	5.810
28	5.626	5.306	5.114	6.393	6.073
29	5.884	5.549	5.349	6.686	6.352
30	6.159	5.809	5.599	6.999	6.649
31	6.452	6.086	5.866	7.332	6.965
32	6.765	6.380	6.150	7.687	7.303
33	7.097	6.694	6.452	8.065	7.662
34	7.450	7.027	6.773	8.466	8.043
91

Issue Age	Standard Non-tobacco	Preferred Non-tobacco	Preferred Plus Non-tobacco	Standard Tobacco	Preferred Tobacco
35	7.825	7.380	7.114	8.892	8.447
36	8.224	7.756	7.476	9.345	8.878
37	8.644	8.153	7.858	9.823	9.332
38	9.091	8.575	8.265	10.331	9.814
39	9.564	9.020	8.694	10.868	10.325
40	10.064	9.492	9.149	11.436	10.864
41	10.593	9.992	9.630	12.038	11.436
42	11.154	10.520	10.140	12.675	12.041
43	11.745	11.078	10.678	13.347	12.680
44	12.371	11.668	11.246	14.058	13.355
45	13.029	12.289	11.845	14.806	14.066
46	13.724	12.944	12.476	15.595	14.815
47	14.458	13.637	13.144	16.430	15.609
48	15.235	14.370	13.850	17.313	16.447
49	16.066	15.153	14.606	18.257	17.344
50	16.954	15.991	15.413	19.266	18.303
51	17.903	16.886	16.275	20.344	19.327
52	18.916	17.841	17.196	21.495	20.420
53	19.993	18.857	18.175	22.719	21.583
54	21.137	19.936	19.215	24.019	22.818
55	22.350	21.080	20.318	25.398	24.128
56	23.633	22.290	21.485	26.856	25.513
57	24.993	23.573	22.721	28.401	26.981
58	26.435	24.933	24.032	30.040	28.538
59	27.980	26.391	25.437	31.796	30.206
60	29.637	27.953	26.942	33.678	31.994
61	31.407	29.623	28.552	35.690	33.906
62	33.292	31.401	30.266	37.832	35.940
63	35.291	33.285	32.082	40.103	38.098
64	37.407	35.282	34.006	42.508	40.383
65	39.654	37.401	36.049	45.061	42.808
66	42.044	39.655	38.222	47.777	45.388
67	44.601	42.067	40.546	50.683	48.149
68	47.355	44.664	43.050	53.812	51.121
69	50.326	47.467	45.751	57.189	54.330
70	53.553	50.510	48.685	60.856	57.813
71	57.052	53.811	51.866	64.832	61.590
72	60.850	57.393	55.318	69.148	65.691
73	64.922	61.233	59.020	73.775	70.086
74	69.310	65.372	63.009	78.761	74.823
75	74.065	69.857	67.332	84.165	79.957
76	79.229	N/A	N/A	90.033	N/A
77	84.854	N/A	N/A	96.425	N/A
78	90.966	N/A	N/A	103.370	N/A
79	97.574	N/A	N/A	110.879	N/A
80	104.679	N/A	N/A	118.953	N/A
81	112.323	N/A	N/A	127.640	N/A
82	120.494	N/A	N/A	136.925	N/A
83	129.291	N/A	N/A	146.922	N/A
84	138.796	N/A	N/A	157.723	N/A
85	149.046	N/A	N/A	169.370	N/A
92

Surrender Target Factor
Female Insureds
Issue Age	Standard Non-tobacco	Preferred Non-tobacco	Preferred Plus Non-tobacco	Standard Tobacco	Preferred Tobacco
0	1.316	N/A	N/A	N/A	N/A
1	1.375	N/A	N/A	N/A	N/A
2	1.429	N/A	N/A	N/A	N/A
3	1.491	N/A	N/A	N/A	N/A
4	1.558	N/A	N/A	N/A	N/A
5	1.631	N/A	N/A	N/A	N/A
6	1.706	N/A	N/A	N/A	N/A
7	1.787	N/A	N/A	N/A	N/A
8	1.870	N/A	N/A	N/A	N/A
9	1.958	N/A	N/A	N/A	N/A
10	2.050	N/A	N/A	N/A	N/A
11	2.147	N/A	N/A	N/A	N/A
12	2.249	N/A	N/A	N/A	N/A
13	2.355	N/A	N/A	N/A	N/A
14	2.464	N/A	N/A	N/A	N/A
15	2.579	N/A	N/A	N/A	N/A
16	2.699	N/A	N/A	N/A	N/A
17	2.823	N/A	N/A	N/A	N/A
18	2.954	2.786	2.686	3.357	3.189
19	3.091	2.916	2.810	3.513	3.337
20	3.235	3.051	2.941	3.676	3.492
21	3.385	3.193	3.078	3.847	3.655
22	3.545	3.343	3.222	4.028	3.827
23	3.712	3.501	3.374	4.218	4.007
24	3.890	3.669	3.536	4.420	4.199
25	4.075	3.844	3.705	4.631	4.399
26	4.272	4.030	3.884	4.855	4.612
27	4.479	4.225	4.072	5.090	4.836
28	4.697	4.430	4.270	5.337	5.070
29	4.925	4.646	4.478	5.597	5.317
30	5.166	4.873	4.697	5.871	5.577
31	5.422	5.114	4.929	6.161	5.853
32	5.690	5.367	5.173	6.466	6.143
33	5.973	5.633	5.430	6.787	6.448
34	6.271	5.915	5.701	7.126	6.770
35	6.584	6.210	5.986	7.482	7.108
36	6.914	6.521	6.286	7.857	7.464
37	7.261	6.848	6.601	8.251	7.838
38	7.627	7.194	6.934	8.667	8.234
39	8.014	7.559	7.286	9.107	8.652
40	8.424	7.946	7.658	9.573	9.094
41	8.858	8.355	8.053	10.066	9.563
42	9.317	8.788	8.470	10.588	10.059
43	9.803	9.246	8.912	11.140	10.583
44	10.318	9.732	9.380	11.725	11.139
45	10.862	10.245	9.874	12.343	11.726
46	11.437	10.788	10.398	12.997	12.347
47	12.045	11.361	10.950	13.688	13.004
48	12.686	11.965	11.533	14.416	13.695
49	13.363	12.604	12.148	15.185	14.426
50	14.076	13.276	12.796	15.995	15.195
51	14.828	13.986	13.480	16.850	16.008
93

Issue Age	Standard Non-tobacco	Preferred Non-tobacco	Preferred Plus Non-tobacco	Standard Tobacco	Preferred Tobacco
52	15.620	14.733	14.200	17.750	16.863
53	16.454	15.519	14.958	18.698	17.763
54	17.332	16.348	15.757	19.696	18.711
55	18.259	17.222	16.599	20.749	19.712
56	19.236	18.143	17.487	21.859	20.766
57	20.265	19.113	18.422	23.028	21.877
58	21.350	20.137	19.409	24.261	23.048
59	22.495	21.216	20.450	25.562	24.284
60	23.707	22.360	21.552	26.940	25.593
61	24.994	23.574	22.722	28.402	26.982
62	26.361	24.863	23.965	29.956	28.458
63	27.816	26.235	25.287	31.609	30.029
64	29.367	27.699	26.698	33.372	31.703
65	31.024	29.261	28.203	35.254	33.491
66	32.793	30.930	29.812	37.265	35.402
67	34.687	32.716	31.534	39.417	37.446
68	36.716	34.630	33.378	41.723	39.637
69	38.892	36.683	35.357	44.196	41.986
70	41.229	38.886	37.481	46.851	44.508
71	43.739	41.253	39.762	49.703	47.218
72	46.433	43.795	42.212	52.765	50.127
73	49.328	46.525	44.843	56.054	53.251
74	52.422	49.462	47.674	59.593	56.613
75	55.798	52.628	50.726	63.407	60.237
76	59.424	N/A	N/A	67.527	N/A
77	63.348	N/A	N/A	71.986	N/A
78	67.606	N/A	N/A	76.825	N/A
79	72.238	N/A	N/A	82.089	N/A
80	77.295	N/A	N/A	87.835	N/A
81	82.836	N/A	N/A	94.132	N/A
82	88.784	N/A	N/A	100.891	N/A
83	95.157	N/A	N/A	108.133	N/A
84	102.064	N/A	N/A	115.982	N/A
85	109.558	N/A	N/A	124.498	N/A
94

"Bands" as used in the Administrative Target Factor table below corresponds to particular ranges of Base Policy Specified Amount: Band 2 = Base Policy Specified Amounts equal to or greater than $100,000 and less than $250,000; Band 3 = Base Policy Specified Amounts equal to or greater than $250,000 and less than $500,000; Band 4 = Base Policy Specified Amounts equal to or greater than $500,000 and less than $1,000,000; and Band 5 = Base Policy Specified Amounts equal to or greater than $1,000,000.
Administrative Target Factor

Issue Age	Band 2	Band 3	Band 4	Band 5
0	6.00	4.00	4.00	4.00
1	6.00	4.00	4.00	4.00
2	6.00	4.00	4.00	4.00
3	6.00	4.00	4.00	4.00
4	6.00	4.00	4.00	4.00
5	6.00	4.00	4.00	4.00
6	6.00	4.00	4.00	4.00
7	6.00	4.00	4.00	4.00
8	6.00	4.00	4.00	4.00
9	6.00	4.00	4.00	4.00
10	6.00	4.00	4.00	4.00
11	6.00	4.00	4.00	4.00
12	6.00	4.00	4.00	4.00
13	6.00	4.00	4.00	4.00
14	6.00	4.00	4.00	4.00
15	6.00	4.00	4.00	4.00
16	6.00	4.00	4.00	4.00
17	6.00	4.00	4.00	4.00
18	6.00	4.00	4.00	4.00
19	6.00	4.00	4.00	4.00
20	6.00	4.00	4.00	4.00
21	6.00	4.00	4.00	4.00
22	6.00	4.00	4.00	4.00
23	6.00	4.00	4.00	4.00
24	6.00	4.00	4.00	4.00
25	6.00	4.00	4.00	4.00
26	6.15	4.05	4.05	4.05
27	6.30	4.10	4.10	4.10
28	6.45	4.15	4.15	4.15
29	6.60	4.20	4.20	4.20
30	6.75	4.25	4.25	4.25
31	6.90	4.30	4.30	4.30
32	7.05	4.35	4.35	4.35
33	7.20	4.40	4.40	4.40
34	7.35	4.45	4.45	4.45
35	7.50	4.50	4.50	4.50
36	7.50	4.55	4.55	4.55
37	7.50	4.60	4.60	4.60
38	7.50	4.65	4.65	4.65
39	7.50	4.70	4.70	4.70
40	7.50	4.75	4.75	4.75
41	7.50	4.80	4.80	4.80
42	7.50	4.85	4.85	4.85
43	7.50	4.90	4.90	4.90
44	7.50	4.95	4.95	4.95
45	7.50	5.00	5.00	5.00
46	7.50	5.00	5.00	5.00
47	7.50	5.00	5.00	5.00
Issue Age	Band 2	Band 3	Band 4	Band 5
48	7.50	5.00	5.00	5.00
49	7.50	5.00	5.00	5.00
50	7.50	5.00	5.00	5.00
51	7.50	5.00	5.00	5.00
52	7.50	5.00	5.00	5.00
53	7.50	5.00	5.00	5.00
54	7.50	5.00	5.00	5.00
55	7.50	5.00	5.00	5.00
56	7.50	5.00	5.00	5.00
57	7.50	5.00	5.00	5.00
58	7.50	5.00	5.00	5.00
59	7.50	5.00	5.00	5.00
60	7.50	5.00	5.00	5.00
61	7.50	5.00	5.00	5.00
62	7.50	5.00	5.00	5.00
63	7.50	5.00	5.00	5.00
64	7.50	5.00	5.00	5.00
65	7.50	5.00	5.00	5.00
66	7.60	5.15	5.15	5.15
67	7.70	5.30	5.30	5.30
68	7.80	5.45	5.45	5.45
69	7.90	5.60	5.60	5.60
70	8.00	5.75	5.75	5.75
71	8.10	5.90	5.90	5.90
72	8.20	6.05	6.05	6.05
73	8.30	6.20	6.20	6.20
74	8.40	6.35	6.35	6.35
75	8.50	6.50	6.50	6.50
76	8.55	6.65	6.65	6.65
77	8.60	6.80	6.80	6.80
78	8.65	6.95	6.95	6.95
79	8.70	7.10	7.10	7.10
80	8.75	7.25	7.25	7.25
81	8.80	7.40	7.40	7.40
82	8.85	7.55	7.55	7.55
83	8.90	7.70	7.70	7.70
84	8.95	7.85	7.85	7.85
85	9.00	8.00	8.00	8.00
95

Surrender Charge Percentage

Issue Age	Male	Female
0	65.0%	65.0%
1	65.0%	65.0%
2	65.0%	65.0%
3	65.0%	65.0%
4	65.0%	65.0%
5	65.0%	65.0%
6	65.0%	65.0%
7	65.0%	65.0%
8	65.0%	65.0%
9	65.0%	65.0%
10	65.0%	65.0%
11	65.0%	65.0%
12	65.0%	65.0%
13	65.0%	65.0%
14	65.0%	65.0%
15	65.0%	65.0%
16	65.0%	65.0%
17	65.0%	65.0%
18	65.0%	65.0%
19	65.0%	65.0%
20	65.0%	65.0%
21	65.0%	65.0%
22	65.0%	65.0%
23	65.0%	65.0%
24	65.0%	65.0%
25	65.0%	65.0%
26	65.0%	65.0%
27	65.0%	65.0%
28	65.0%	65.0%
Issue Age	Male	Female
29	65.0%	65.0%
30	65.0%	65.0%
31	65.0%	65.0%
32	65.0%	65.0%
33	65.0%	65.0%
34	65.0%	65.0%
35	65.0%	65.0%
36	65.0%	65.0%
37	65.0%	65.0%
38	65.0%	65.0%
39	65.0%	65.0%
40	65.0%	65.0%
41	65.0%	65.0%
42	65.0%	65.0%
43	65.0%	65.0%
44	65.0%	65.0%
45	65.0%	65.0%
46	65.0%	65.0%
47	65.0%	65.0%
48	65.0%	65.0%
49	65.0%	65.0%
50	65.0%	65.0%
51	65.0%	65.0%
52	65.0%	65.0%
53	65.0%	65.0%
54	65.0%	65.0%
55	65.0%	65.0%
56	65.0%	65.0%
57	65.0%	65.0%
Issue Age	Male	Female
58	65.0%	65.0%
59	65.0%	65.0%
60	65.0%	65.0%
61	65.0%	65.0%
62	65.0%	65.0%
63	65.0%	65.0%
64	65.0%	65.0%
65	65.0%	65.0%
66	65.0%	65.0%
67	65.0%	65.0%
68	65.0%	65.0%
69	65.0%	65.0%
70	62.0%	65.0%
71	58.0%	65.0%
72	54.0%	65.0%
73	50.0%	65.0%
74	47.0%	63.0%
75	43.0%	59.0%
76	40.0%	55.0%
77	37.0%	51.0%
78	35.0%	48.0%
79	32.0%	44.0%
80	30.0%	41.0%
81	27.0%	38.0%
82	25.0%	35.0%
83	23.0%	33.0%
84	21.0%	30.0%
85	20.0%	28.0%
96

Appendix C: Financial Intermediary Variations
Some broker-dealers that have entered into selling agreements with Nationwide (or an affiliate) to sell this policy impose restrictions on their financial professionals that prohibit or limit the recommendation of specific features, benefits, and investment options that are described in this prospectus. Those restrictions are made by the broker-dealer and may or may not be known to Nationwide. Currently, Nationwide is not aware of any such restrictions; however, this conclusion is based only on information that Nationwide could obtain without unreasonable effort or expense and does not reflect restrictions the knowledge of which rests peculiarly with unaffiliated broker-dealers. Applicants/Policy Owners should discuss broker-dealer restrictions on features, benefits, and investment options directly with their financial professional.
97

Outside back cover page
The Statement of Additional Information contains additional information about the Variable Account. To obtain a free copy of the Statement of Additional Information, request other information about the policy, request personalized illustrations of Death Benefits, Cash Surrender Values, and Cash Values, or to make any other service requests, contact Nationwide at 1-800-848-6331 or by one of the other methods described in Contacting the Service Center.
The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this prospectus. The SAI is also available at https://nationwide.onlineprospectus.net/NW/C000082373NW/index.html?ctype=product_sai. This prospectus is available at https://nationwide.onlineprospectus.net/NW/C000082373NW/index.php?ctype=product_prospectus.
Reports and other information about the Variable Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC Contract Identifier: C000082373

Nationwide YourLife® Protection VUL – New York
Waddell & Reed Protection VUL – New York
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2026
Individual Flexible Premium Variable Universal Life Insurance Policies
Nationwide VLI Separate Account-7
(Registrant)
Nationwide Life Insurance Company
(Depositor)
Service Center
P.O. Box 182835
Columbus, OH 43218-2835
1-800-848-6331
TDD: 1-800-238-3035
Facsimile: 1-888-677-7393
This Statement of Additional Information ("SAI") contains additional information regarding Individual Flexible Premium Variable Universal Life Insurance Policies offered by Nationwide Life Insurance Company ("Nationwide"). This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2026 and the prospectuses for the mutual funds. The prospectus is incorporated by reference in this SAI. Copies may be obtained FREE OF CHARGE by writing or calling the Service Center. Capitalized terms in this SAI correspond to terms defined in the prospectus.

General Information and History
Nationwide VLI Separate Account-7 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.
Nationwide VLI Separate Account-7
Nationwide VLI Separate Account-7 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. Nationwide established the Variable Account on August 3, 2004 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940, the SEC does not supervise the management of Nationwide or the management of the Variable Account. Nationwide serves as the custodian of the assets of the Variable Account.
Nationwide Investment Services Corporation (NISC)
The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.
The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority (FINRA).
Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed the maximum of (99% of first year Premiums, 22% of second year Premiums, 20% of third year Premiums, 10% of fourth year Premiums, and 3% of renewal Premium after the fourth year). Commission may also be paid as an asset-based amount instead of a Premium-based amount. If an asset-based commission is paid, it will not exceed 0.45% of the non-loaned Cash Value per year.
No underwriting commissions were paid to NISC for each of this Variable Account’s last three fiscal years.
Services
Nationwide or its affiliates provide services and incur expenses in promoting, marketing, or administrative services to the underlying funds. Nationwide or its affiliates have entered into agreements with the investment advisor and/or distributor for the underlying funds relating to the services Nationwide or its affiliates provide. For these services, some funds agree to pay mutual fund service fee payments based on the average aggregate net assets of the Variable Account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular underlying fund.
These anticipated mutual fund service fee payments were taken into consideration when determining the expenses necessary to support the policies. Without these mutual fund service fee payments, policy charges would be higher. Generally, Nationwide expects to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the Variable Account) from the funds offered in the policies. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less mutual fund service fee payments than other fund types) and the types of services for which an underlying fund, or its distributor or advisor, pays mutual fund service fee payments.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the
2

amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the policies. Nationwide assumed 3.00% of the Commissionable Target Premium for marketing allowance when determining the charges for the policies. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. If the actual amount of marketing allowance paid is less than what was assumed, Nationwide may use the excess to pay other sales expenses, non-sales expenses, and/or profit. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Commissionable Target Premium (CTP) is an amount used in the calculation of the Premium Load and total compensation Nationwide pays. CTP is actuarially derived based on the Base Policy Specified Amount, the Insured’s characteristics and the death benefit option of the policy.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Financial Statements
The December 31, 2025 financial statements of the Variable Account and the December 31, 2025 financial statements of the Company are incorporated into this SAI by reference to the Variable Account’s most recent Form N-VPFS ("Form N-VPFS") filed with the SEC.
Independent Registered Public Accounting Firm
The financial statements of Nationwide VLI Separate Account-7 and the statutory financial statements and financial statement schedules of Nationwide Life Insurance Company have been incorporated by reference herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.
The KPMG LLP report dated March 23, 2026 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those financial statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
The KPMG LLP report dated March 23, 2026 of Nationwide Life Insurance Company also contains an emphasis of matter paragraph that states that Nationwide Life Insurance Company’s subsidiary received permission from the Ohio Department of Insurance in 2023 to account for an excess of loss reinsurance recoverable as an admitted asset. Under prescribed statutory accounting practices, the excess of loss reinsurance recoverable would not be an admitted asset. As of December 31, 2025, 2024 and 2023, that permitted accounting practice increased statutory surplus over what it would have been had that prescribed accounting practice been followed. KPMG LLP’s opinions are not modified with respect to this matter.
Underwriting Procedure
Nationwide underwrites the policies issued through Nationwide VLI Separate Account-7. The policy's cost of insurance depends upon the Insured's sex, Issue Age, underwriting class, any Substandard Rating, and the duration of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates are based on the 2001 Commissioners’ Standard Ordinary Mortality Table, Age Nearest Birthday (2001 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the standard guaranteed cost of insurance rate on a standard basis. That is, standard guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%. These mortality tables are sex-distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco. As a component of base policy and Rider cost of insurance charges, Nationwide may deduct a "flat extra charge," which is an
3

additional factor in determining the constant charge per $1,000 of Specified Amount, for certain activities or medical conditions of the Insured. Nationwide applies the same flat extra charge to all Insureds that engage in the same activity or have the same medical condition irrespective of their sex, Issue Age, underwriting class, or Substandard Rating, if any.
Mortality tables are unisex for policies issued in the State of Montana and group or sponsored arrangements (including Nationwide employees and their family members).
The rate class of an Insured may affect the cost of insurance rate. Nationwide currently places Insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an Insured in the standard rate class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks. Any change in the cost of insurance rates will apply to all Insureds of the same age, gender, risk class and whose policies have been in effect for the same length of time. The cost of insurance rates, policy charges, and payment options for policies issued in some states or in connection with certain employee benefit arrangements may be issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males. If the rating class for any increase in the Specified Amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. The actual charges made during the policy year will be shown in the annual report delivered to Policy Owners.
Policy Restoration Procedure
Requests to restore a surrendered policy must meet the following requirements:
•
the request must be in writing and signed by the Policy Owner (if the surrender was a Code Section 1035 exchange to a new policy with a different insurer, the signature of an officer of the replacing insurer is also required);
•
the written request must be received at the Service Center within 30 days of the date the policy was surrendered (periods up to 60 days will be permitted based on the right to examine period applicable to replaced life insurance policies in the state where the policy was issued);
•
the surrender Proceeds must be returned in their entirety; and
•
the Insured must be alive on the date the restoration request is received.
No proof of insurability or additional underwriting will be required for requests to restore a surrendered policy that meet the above requirements.
A restored policy will be treated as if it had never been surrendered for all purposes, including Investment Experience, accrual of interest, and deduction of charges, resulting in the following:
•
the returned surrender proceeds and any amount taken as a surrender charge will be used to purchase Accumulation Units according to the allocations currently in effect on, and priced as of, the surrender date;
•
any charges that would otherwise have been assessed during the period of surrender will be assessed as of the date(s) they were due resulting in the cancellation of Accumulation Units priced as of the applicable date(s);
•
interest will be credited on any allocation to a fixed investment option at the rate(s) in effect during the period of surrender;
•
interest charged and credited on any Indebtedness will accrue at the rates in effect for the period of surrender; and
•
any transfer of loan interest charged or credited that would have occurred during the period of surrender will be transferred as of the date(s) such transfers would have otherwise occurred.
Policy restoration is not a contract right of the policy; it is an administrative procedure based on requirements of state insurance law and the terms are subject to change without notice at any time.
Illustrations
Nationwide will provide illustrations of future benefits under the policy before the policy is purchased and upon request thereafter. Nationwide may assess a $25 fee for this service to persons who request more than one policy illustration during a policy year.
4

Note: The Policy Owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the Policy Owner intends to pay and when. Illustrated Premium and hypothetical rates of return are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a Policy Owner's goals and/or to prevent the policy from Lapsing. Generally, variable universal life insurance is considered a long-term investment. Policy Owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
5

PART C. OTHER INFORMATION
Item 30. Exhibits
a)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with registration statement (333-149295) on January 23, 2009, as document "item26a.txt," and hereby incorporated by reference.
b)
Not Applicable.
c)
Amended and Restated Distribution Agreement dated November 1, 2022 between Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, Jefferson National Life Insurance Company, and Nationwide Investment Services Corporation – Filed previously with Post-Effective Amendment No. 29 on November 1, 2022 (333-124048) and hereby incorporated by reference.
d)
Contract – Filed previously with pre-effective amendment number 1 of registration statement (333-146649) on March 18, 2008, as document "policyforms.htm," and hereby incorporated by reference.
e)
Applications – The form of the contract application – Filed previously with registration statement (333-140608) on February 12, 2007, as document "applications.htm," and hereby incorporated by reference.
f)
Depositor’s Certificate of Incorporation and By-Laws –
1)
Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010, as document "exhibitf1.htm" and hereby incorporated by reference.
2)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010, as document "exhibitf2.htm" and hereby incorporated by reference.
3)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333- 164119) on January 4, 2010, as document "exhibitf3.htm" and hereby incorporated by reference.
g)
Reinsurance Contracts –
1)
Automatic YRT Reinsurance Agreement with SCOR Global Life U.S. Re Insurance Company of Texas, dated April 1, 2008, previously filed on April 13, 2011, with registration statement (333-156020) as exhibit (g)(3) and hereby incorporated by reference.
2)
Automatic and Facultative YRT Reinsurance Agreement with Munich American Reinsurance Company Atlanta, Georgia, dated January 19, 2005, previously filed on April 12, 2012 with registration statement (333-146073), as Exhibit (g)(2) and hereby incorporated by reference.
3)
Automatic/Facultative YRT Reinsurance Agreement with RGA Reinsurance Company dated October 1, 2006, previously filed on April 12, 2011, with registration statement (333-149295), as Exhibit (g)(1) and herby incorporated by reference.
4)
Automatic and Facultative Yearly Renewable Term Reinsurance Agreement with General & Cologne Life Re of America dated October 21, 2003, previously filed on April 12, 2011, with registration statement (333- 149295), as Exhibit (g)(3) and herby incorporated by reference.
h)
Form of Participation Agreements –
Unless indicated as attached hereto, the following fund participation agreements were previously filed and are hereby incorporated by reference.
1)
Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)
Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm

3)
Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
4)
Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre- effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
5)
Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
6)
Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post- effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
7)
Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
8)
Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm
9)
Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
10)
Participation Agreement among (Fidelity) Variable Insurance Products Funds, Fidelity Distributors Company LLC, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, Jefferson National Life Insurance Company, and Jefferson National Life Insurance Company of New York dated October 11, 2023 with the registration statement under 333-177439, post-effective amendment number 42 filed on April 25, 2024 as document d777109dex99h14.htm.
11)
This field is intentionally blank.
12)
This field is intentionally blank.
13)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
14)
Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
15)
Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
16)
Fund Participation Agreement with Legg Mason Investor Services, LLC (formerly, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Asset Management Inc.), as amended, dated September, 1999 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document leggmasonfpa.htm
17)
Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm

18)
Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
19)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
20)
Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
21)
Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC. dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
22)
Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
23)
Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
24)
Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
25)
Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
26)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
27)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
28)
Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
29)
Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
30)
Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
31)
Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm
i)
Form of Administrative Contracts –
Unless indicated as attached hereto, the following administrative contracts were previously filed and are hereby incorporated by reference.

1)
Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1a.htm
2)
Financial Support Agreement with AIM Distributors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1b.htm
3)
Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebersteinasa.htm
4)
Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentasa99i2.htm
5)
Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333- 137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockasa.htm
6)
Administrative Services Agreement with Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawareasa.htm
7)
Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post- effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
8)
Restated Administrative Services Agreement with The Dreyfus Corporation, as amended, and 12b-1 letter agreement dated, as amended, dated June 1, 2003 with the registration statement under 333-140608, pre- effective amendment number 1 filed on July 17, 2007 as document dreyfusasa99i3.htm
9)
Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm
10)
Dealer Agreement with Federated Securities Corp. dated October 26, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4a.htm
11)
Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4b.htm
12)
Service Agreement between Fidelity Investments Institutional Operations Company LLC and Nationwide Investment Services Corporation dated October 11, 2023 with the registration statement under 333-177439, post-effective amendment number 42 as document d777109dex99i13.htm. Portions of this exhibit have been redacted.
13)
Service Contract between Fidelity Distributors Company LLC and Nationwide Investment Services Corporation dated October 18, 2023 with the registration statement under 333-177439, post-effective amendment number 42 as document d777109dex99i14.htm. Portions of this exhibit have been redacted.
14)
Administrative Services Agreement with Franklin Templeton Services, LLC, as amended dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankasa99i6.htm
15)
Agreement with Goldman, Sachs & Co. dated January 6, 1999 with the registration statement under 333- 43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsasa.htm
16)
Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusasa99i7.htm

17)
Administrative Services Agreement with Legg Mason Investor Services, LLC dated July 11, 2008, as amended, filed December 1, 2021 with post-effective amendment number 9 to the registration statement (333-227783) as document d145743dex99i36.htm. Portions of this exhibit have been redacted.
18)
Administrative Services Agreement with Lord Abbett Series Fund, Inc., as amended dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettasa.htm
19)
Amended and Restated Fund Participation and Shareholder Services Agreement with MFS Variable Insurance Trust and Massachusetts Financial Service Company, as amended dated February 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document mfsasa99i9.htm
20)
Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc. dated January 30, 2013 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b39.htm
21)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), as amended dated May 2, 2005 with the registration statement under 333-140608, pre- effective amendment number 1 filed on July 17, 2007 as document nwasa99i10.htm
22)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
23)
Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
24)
Service Agreement with Northern Lights Variable Trust. dated February 8, 2012 with the registration statement under 333-155153, post-effective amendment number 6 filed on April 19, 2013 as document d470080dex99i24.htm
25)
Revenue Sharing Agreement with Oppenheimer Funds, Inc. dated April 17, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenasa99i12.htm
26)
Administrative Services Agreement with Pacific Investment Management Company LLC, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasaa.htm
27)
Administrative Services Agreement with PIMCO Variable Insurance Trust, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasab.htm
28)
Administrative Services Agreement with Putnam Retail Management Limited Partnership, as amended dated August 1, 2006 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamasa.htm
29)
Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
30)
Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc., as amended dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document troweasa99i13.htm
31)
Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.), as amended dated May 5, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univasa99i14.htm
32)
Administrative Services Agreement with Van Eck Securities Corporation, as amended dated November 3, 1997 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckasa.htm

33)
Administrative Services Agreement with Waddell & Reed, Inc., as amended dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedasa.htm
34)
Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc., as amended dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargoasa.htm
35)
Administrative Services Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926i36.htm
j)
Not Applicable.
k)
Opinion of Counsel – Filed previously with registration statement (333-146649) on October 12, 2007, as document "ooc.htm" and hereby incorporated by reference.
l)
Not Applicable.
m)
Not Applicable.
n)
Consent of Independent Registered Public Accounting Firm – Attached hereto.
o)
Not Applicable.
p)
Not Applicable.
q)
Redeemability Exemption – Filed previously with Post-Effective Amendment No. 27 to the registration statement (File No. 333-149213) on April 21, 2023 and hereby incorporated by reference.
r)
Not Applicable.
99)
Power of Attorney – Attached hereto.
Item 31. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

President and Chief Operating Officer and Director	Hawley, Craig A.
Executive Vice President-Chief Marketing Officer	Bair, Ann S.
Executive Vice President-Chief Technology Officer	Carrel, Michael W.
Executive Vice President-Chief Human Resources Officer	Clements, Vinita J.
Executive Vice President and Director	Frommeyer, Timothy G.
Executive Vice President-Chief Legal Officer	Howard, Mark S.
Executive Vice President-Chief Customer, Strategy & Innovation Officer	Mahaffey, Michael W.
Senior Vice President-Strategic Planning	Amodeo, Daniel W.
Senior Vice President-Investment Management Group	Aniano, Joseph N.
Senior Vice President-Corporate Controller and Chief Accounting Officer	Benson, James D.
Senior Vice President-Chief Economist	Bostjancic, Kathleen
Senior Vice President-P&C Legal	Boyer, John N.
Senior Vice President-Human Resources Business Partner	Bretz, Angela D.
Senior Vice President-Internal Audit	Burchwell, Jason E.
Senior Vice President-Nationwide Pet	Carnes, Joel R.M.
Senior Vice President-Chief Investment Officer	Coleman, Joel L.
Senior Vice President-Chief Compliance Officer	Dankovic, Rae Ann
Senior Vice President-Chief Risk Officer	Diem, Klaus K.
Senior Vice President-Institutional Life	Dowdy, Jessica
Senior Vice President-External Affairs	English, Steven M.
Senior Vice President-Trial Division	Failor, Scott E.
Senior Vice President-Corporate Operations & Litigation Legal	Furniss, Natalie T.
Senior Vice President-Chief Financial Officer - Financial Services and Director	Ginnan, Steven A.
Senior Vice President-PL Product and Underwriting	Griffin, Sarah E.
Senior Vice President-Chief Financial Officer - Property & Casualty	Guerrero, Oscar

Senior Vice President-Human Resources Business Partner	Hairston, Mia S.
Senior Vice President-Underwriting Performance - E&S/Specialty and Commercial	Hespe, Julie
Senior Vice President-Legal - NF	Innis-Thompson, Janice
Senior Vice President-Management Liability & Specialty - E&S/Specialty	Iorio, Thomas A.
Senior Vice President-Marketing - Enterprise Brand Strategy & Activation	Jackson, Richard W.
Senior Vice President-Retirement Solutions	Jestice, Kevin T.
Senior Vice President-E&S/Specialty and Commercial Lines	Johnston, Russell M.
Senior Vice President-Chief Innovation and Digital Officer	Kandhari, Chetan D.
Senior Vice President-Property & Casualty Commercial Lines	Kempton, Casey E.
Senior Vice President-Chief Technology Officer - Technology Strategy, Data & Innovation	Kolp, Melanie A.
Senior Vice President-Nationwide Annuity and Director	Kotecha, Kush V.
Senior Vice President-Chief Technology Officer - Nationwide Financial	Kuamoo, Misty C.
Senior Vice President-Business Performance - Property & Casualty	Kyung, Jennifer
Senior Vice President-Nationwide Agribusiness	Liggett, Brad R.
Senior Vice President-Programs & Alternative Risk - E&S/Specialty	Lopes, John S.
Senior Vice President-Culture & Talent Acquisition	Lucas, Giavonni
Senior Vice President-Chief Information Security Officer	Lukens, Todd
Senior Vice President-Marketing Management - P&C	MacKenzie, Jennifer B.
Senior Vice President-Group Benefits	Murray, Lindsey E.
Senior Vice President-Contract & Brokerage Underwriting - E&S/Specialty	Nelson, David N.
Senior Vice President-Corporate Development and Finance	O'Brien, Kevin G.
Senior Vice President-NF Strategic Customer Solutions	Perez, J.J.
Senior Vice President-Talent & Organization Effectiveness	Pheister, Erin R.
Senior Vice President-Agribusiness Distribution and Underwriting	Pollitt, Dirk
Senior Vice President-Retirement Solutions Distribution	Ricklin, Suzanne
Senior Vice President-Marketing Management - Financial Services	Rodriguez, Kristi L.
Senior Vice President-Personal Lines Operations	Rommel, Jeff M.
Senior Vice President-Chief Customer Officer	Samuel, Michelle
Senior Vice President-Finance, Strategy & Governance Legal & Corporate Secretary	Skingle, Denise L.
Senior Vice President-Nationwide Life and Director	Snyder, Holly R.
Senior Vice President-Total Rewards	Sonneman, Christopher P.
Senior Vice President-Sales - Life	Spencer, Frank W.
Senior Vice President-Commercial Lines - Middle Market	Talkowski, Kristina M.
Senior Vice President-Personal Lines Sales & Distribution	Tripp, Michael N.
Senior Vice President-Chief Technology Officer - Property & Casualty	Vasudeva, Guruprasad C.
Senior Vice President-E-Risk Services - E&S/Specialty	Walsh, James
Senior Vice President-Programs - E&S/Specialty	Wayne, Amber M.
Senior Vice President-Human Resources Business Partner	Webster, Cynthia S.
Senior Vice President-Commercial Lines - Small Market	Williams, George M.
Director	Walker, Kirt A.
Item 32. Persons Controlled by or Under Common Control with the Depositor or Registrant
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal
This is a federal savings bank chartered by the Office of
Thrift Supervision in the United States Department of
Treasury to exercise deposit, lending, agency, custody
and fiduciary powers and to engage in activities
permissible for federal savings banks under the Home
Owners’ Loan Act of 1933.

Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
525 Cleveland Avenue, LLC	Ohio	This is a limited liability company organized under the laws of the State of Ohio. The company was formed to provide remedial real property cleanup prior to sale.
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Account C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Nationwide Jefferson National VA Separate Account 1[2,3]	New York	A separate account issuing variable annuity products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma
This is a limited purpose broker-dealer and distributor of
variable annuities and variable life products for
Nationwide Life Insurance Company and Nationwide Life
and Annuity Insurance Company. The company also
provides educational services to retirement plan
sponsors and its participants.

Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Nationwide Life and Benefits Insurance Company (formerly, Direct General Life Insurance Company)	South Carolina
The company is a South Carolina stock life insurance
company that previously offered a life product only, but is
filing stop loss products in majority of states and a fully
insured small group health product in a limited number of
states.

NSM Sales Corporation	Nevada	The company is a sales and distribution organization for group health product and ancillary third-party products.
The Association Benefits Solution, LLC	Delaware
The company is a program manager for self-funded
group health program where it coordinates and manages
offerings to employers looking for an "off the shelf"
solution to self-fund employee health plans.

Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors.
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
1
This subsidiary/entity is controlled by its immediate parent through contractual association.
2
This subsidiary/entity files separate financial statements.
3
Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
4
This subsidiary/entity is a business trust.

Item 33. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 34. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)
NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:
Jefferson National Life Annuity Account C	Nationwide Variable Account-14
Jefferson National Life Annuity Account E	Nationwide Variable Account-15
Jefferson National Life Annuity Account F	Nationwide VA Separate Account-A
Jefferson National Life Annuity Account G	Nationwide VA Separate Account-B
Nationwide Jefferson National VA Separate Account 1	Nationwide VA Separate Account-C
MFS Variable Account	Nationwide VA Separate Account-D
Nationwide Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A

b)
Directors and Officers of NISC:
President and Director	Perez, J.J.
Senior Vice President and Secretary	Skingle, Denise L.
Vice President and Assistant Secretary	Garman, David A.
Vice President and Assistant Secretary	Wolf, Bonnie L.
Vice President-Chief Tax Officer	Scheiderer, Kevin P.
Vice President-CFO IPS - Individual Life	Wild, Keith D.
Chief Compliance Officer and AML Officer	Deleget, J. Brian
Associate Vice President and Assistant Treasurer	Hacker, Hope C.
Associate Vice President and Assistant Treasurer	Radabaugh, Nathan
Associate Vice President and Treasurer	Roswell, Ewan T.
Associate Vice President and Assistant Treasurer	Walker, Tonya G.
Assistant Secretary	Bowman, Heidi K.
Assistant Secretary	Dokko, David H.
Director	Jestice, Kevin T.
Director	Kotecha, Kush V.
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commissions	Other Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 35. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 36. Management Services
Not Applicable
Item 37. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 27, 2026.
Nationwide VLI Separate Account-7
(Registrant)
By: /s/ Craig A. Hawley*
Craig A. Hawley President and Chief Operating Officer
Nationwide Life Insurance Company
(Depositor)
By: /s/ Craig A. Hawley*
Craig A. Hawley President and Chief Operating Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated, on April 27, 2026.
/s/ CRAIG A. HAWLEY*
Craig A. Hawley, President and Chief Operating Officer and Director (Principal Executive Officer)
/s/ KUSH V. KOTECHA*
Kush V. Kotecha, Senior Vice President-Nationwide Annuity and Director
/s/ HOLLY R. SNYDER*
Holly R. Snyder, Senior Vice President-Nationwide Life and Director
/s/ TIMOTHY G. FROMMEYER*
Timothy G. Frommeyer, Executive Vice President and Director
/s/ STEVEN A. GINNAN*
Steven A. Ginnan, Senior Vice President-Chief Financial Officer – Financial Services and Director (Chief Financial Officer)
/s/ KIRT A. WALKER*
Kirt A. Walker, Director
/s/ JAMES D. BENSON*
James D. Benson, Senior Vice President-Corporate Controller and Chief Accounting Officer (Principal Accounting Officer)
*By: /s/ Jamie M. Ruff
Jamie M. Ruff Attorney-in-Fact Pursuant to Power of Attorney